                                                    REGISTRATION NOS. 333-170476
                                                                       811-03240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                 Pre-Effective Amendment No.      [_]
                 Post Effective Amendment No. 3   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                 Amendment No. 178                [X]

                                   ----------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                               JIM COPPEDGE, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[_] on [date] pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[_] on [date] pursuant to paragraph (a) (1) of Rule 485

                                   ----------

TITLE OF SECURITIES BEING REGISTERED: Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under Equity Director variable annuity contracts offered through the Independent Channel broker/dealers.

                               PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 171 under the Investment Company Act of 1940, Files Nos. 333-170476 and 811-03240, filed on April 29, 2011, Accession
No. 0001193125-11-118940.

A supplement to the Prospectus is included in Part A of this Post Effective Amendment No. 3.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   EQUITY DIRECTOR FIXED AND VARIABLE ANNUITY

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2011

This Supplement supersedes all other supplements to the Prospectus:

Please note the following changes:

Effective October 1, 2011, the VALIC Company I Global Equity Fund changed its name, sub-adviser and investment strategy. The fund will be called the Emerging Economies Fund. J.P. Morgan Investment Management Inc. has replaced BlackRock Financial Management, Inc. as sub-adviser to the fund. The fund will seek capital growth by investing at least 80% of the value of its assets in equity securities of emerging markets companies, across all market capitalizations. Please see the VALIC Company I prospectus for more information.

Effective October 1, 2011, the VALIC Company I International Growth I Fund changed its name to the International Growth Fund. Please see the VALIC Company I prospectus for more information.

Effective November 1, 2011, the Invesco Balanced-Risk Commodity Strategy Fund is available as an additional Variable Account Option. The fund's net Annual Separate Account Fee is 1.85% of the average daily market value of the VALIC Separate Account A invested in the fund. The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC.

The Invesco Balanced-Risk Commodity Strategy Fund's investment objective is to seek total return by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural, energy, industrial metals and precious metals. The fund's investment adviser is Invesco Advisers, Inc.

If you have elected an optional Living Benefit (IncomeLOCK or IncomeLOCK Plus), as long as such Living Benefit option remains in effect, we require that you allocate your investments in accordance with certain investment restrictions set forth in the "Optional Living Benefits - Investment Restrictions" section of the prospectus. You may combine Fixed Account and Variable Account Options from Groups A, B and C to create your personal investment portfolio. The Invesco Balanced-Risk Commodity Strategy Fund will be added to Group C (the 10% maximum category). In addition, the VALIC Company I Emerging Economies Fund (formerly Global Equities Fund) will also be added to Group C for Living Benefits with an Endorsement Date on or after November 1,

2011 (for Living Benefits with an Endorsement Date prior to November 1, 2011, the Emerging Economies Fund will remain in Group B - the 70% maximum category). IncomeLOCK endorsements with an Endorsement Date prior to July 6, 2010 are not subject to these investment restrictions.

THE FOLLOWING REPLACES THE FOURTH PARAGRAPH OF "ABOUT VALIC" IN THE "GENERAL INFORMATION" SECTION OF THE PROSPECTUS:

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock and subsequently transferred to the U.S. Department of the Treasury (the "Treasury Department") and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functioned as a $2 billion commitment to provide funding that AIG would have the discretion and option to use). In the Recapitalization, the Treasury Department became a majority shareholder of AIG Common Stock. On May 27, 2011, AIG and the Treasury Department completed a registered public offering of AIG Common Stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Treasury Department sold 200 million shares of AIG Common Stock. As a result, the Series G drawdown right was terminated, the Series G Preferred Stock was cancelled and the Treasury Department ownership was reduced from approximately 92 percent to approximately 77 percent of the AIG Common Stock outstanding after the completion of the offering. These transactions do not alter the Company's obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission at www.sec.gov.

Dated:  November 1, 2011

Please keep this Supplement with your Prospectus.

                  PART B - Statement of Additional Information

Incorporated by reference to Form N-4, Post Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 171 under the Investment Company Act of 1940, Files Nos. 333-170476 and 811-03240, filed on April 29, 2011, Accession
No. 0001193125-11-118940.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                              Page
                                                                                             Numbers
                                                                                             -------

Report of Independent Registered Public Accounting Firm.....................................    1

Consolidated Balance Sheets - December 31, 2010 and 2009.................................... 2 to 3

Consolidated Statements of Income (Loss) - Years Ended December 31, 2010, 2009 and 2008.....    4

Consolidated Statements of Comprehensive Income (Loss) - Years Ended December 31, 2010,
  2009 and 2008.............................................................................    5

Consolidated Statements of Shareholder's Equity - Years Ended December 31, 2010, 2009 and
  2008......................................................................................    6

Consolidated Statements of Cash Flows - Years Ended December 31, 2010, 2009 and 2008........ 7 to 8

Notes to Consolidated Financial Statements.................................................. 9 to 56

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), of comprehensive income (loss), of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009.

PricewaterhouseCoopers LLP
Houston, Texas
April 29, 2011

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                                              December 31,
                                                                                             ---------------
                                                                                              2010    2009
                                                                                             ------- -------
                                                                                              (In millions)
ASSETS
   Investments:
   Fixed maturity securities, available for sale, at fair value (cost: 2010 - $25,984; 2009
     - $22,977)                                                                              $27,069 $22,494
   Hybrid securities, at fair value (cost: 2010 - $1; 2009 - $4)                                   1       3
   Fixed maturity securities, trading, at fair value                                             273     174
   Equity securities, available for sale, at fair value (cost: 2010 - $26; 2009 - $43)            44      71
   Equity securities, trading, at fair value                                                       1       1
   Mortgage and other loans receivable (net of allowance: 2010 - $137; 2009 - $113)            3,995   4,219
   Policy loans                                                                                  943     956
   Partnerships and other invested assets                                                      2,066   1,686
   Short-term investments (portion measured at fair value 2010 - $2,250; 2009 - $4,380)        4,648   5,678
   Derivative assets, at fair value                                                                8      10
                                                                                             ------- -------
Total investments                                                                             39,048  35,292
Cash and cash equivalents                                                                         97     101
Accrued investment income                                                                        444     395
Deferred policy acquisition costs and cost of insurance purchased                              1,926   2,156
Deferred sales inducements                                                                       176     172
Other assets                                                                                      82      89
Separate account assets, at fair value                                                        25,366  22,928
                                                                                             ------- -------
TOTAL ASSETS                                                                                 $67,139 $61,133
                                                                                             ======= =======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)

                                                                                      December 31,
                                                                                     -----------------
                                                                                      2010      2009
                                                                                      ------   ------
                                                                                      (In millions,
                                                                                     except share data)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Policyholder contract deposits                                                    33,985    32,428
   Future policy benefits                                                                24        31
   Income taxes payable to Parent                                                       337       239
   Deferred income taxes payable                                                        689       540
   Derivative liabilities, at fair value                                                 42        21
   Other liabilities                                                                    439       518
   Separate account liabilities                                                      25,366    22,928
                                                                                      ------   ------
TOTAL LIABILITIES                                                                    60,882    56,705
                                                                                      ------   ------
COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 11)
SHAREHOLDER'S EQUITY:
   Common stock, $1 par value, 5,000,000 shares authorized, 3,575,000 shares issued
     and outstanding                                                                      4         4
   Additional paid-in capital                                                         6,786     6,786
   Accumulated deficit                                                               (1,226)   (2,199)
   Accumulated other comprehensive income (loss)                                        693      (163)
                                                                                      ------   ------
TOTAL SHAREHOLDER'S EQUITY                                                            6,257     4,428
                                                                                      ------   ------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                           67,139    61,133
                                                                                      ======   ======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                                                         Years ended December 31,
                                                                                                         -----------------------
                                                                                                          2010    2009     2008
                                                                                                         ------  ------  -------
                                                                                                              (In millions)
REVENUES:
   Net investment income                                                                                 $2,246  $2,022  $ 1,414
   Net realized investment losses:
       Total other-than-temporary impairments on available for sale securities                             (296)   (623)  (3,060)
       Portion of other-than-temporary impairments on available for sale fixed maturity securities
         recognized in accumulated other comprehensive income (loss)                                       (114)   (156)      --
                                                                                                         ------  ------  -------
       Net other-than-temporary impairments on available for sale fixed maturity securities
         recognized in net income (loss)                                                                   (410)   (779)  (3,060)
       Other realized investment gains (losses)                                                             199    (127)  (3,918)
                                                                                                         ------  ------  -------
          Total net realized investment losses                                                             (211)   (906)  (6,978)
   Fee income:
       Variable annuity fees                                                                                282     241      297
       Other fee income                                                                                     109     100      105
                                                                                                         ------  ------  -------
TOTAL REVENUES                                                                                            2,426   1,457   (5,162)
                                                                                                         ------  ------  -------
BENEFITS AND EXPENSES:
   Interest credited on policyholder contract deposits                                                    1,271   1,274    1,241
   Amortization of deferred policy acquisition costs and cost of insurance purchased                        102      94     (166)
   Amortization of deferred sales inducements                                                                 8       3      (12)
   General and administrative expenses, net of deferrals                                                    167     168      187
   Commissions, net of deferrals                                                                             79      82       85
   Policyholder benefits                                                                                      7      12        8
                                                                                                         ------  ------  -------
TOTAL BENEFITS AND EXPENSES                                                                               1,634   1,633    1,343
                                                                                                         ------  ------  -------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                                                           792    (176)  (6,505)
INCOME TAX EXPENSE (BENEFIT)                                                                               (180)     76       19
                                                                                                         ------  ------  -------
NET INCOME (LOSS)                                                                                        $  972  $ (252) $(6,524)
                                                                                                         ======  ======  =======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                 Years ended December 31,
                                                                                 -----------------------
                                                                                  2010    2009     2008
                                                                                 ------  ------  -------
                                                                                      (In millions)
NET INCOME (LOSS)                                                                $  972  $ (252) $(6,524)
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized gains of fixed maturity investments on which other-than-temporary credit impairments were taken - net of
     reclassification adjustments                                                   232     425       --
   Deferred income tax expense on above changes                                     (81)   (152)      --
   Net unrealized gains (losses) on all other invested assets arising during
     the current period - net of reclassification adjustments                     1,404   2,377     (918)
   Deferred income tax benefit (expense) on above changes                          (497)   (837)     325
   Adjustment to deferred policy acquisition costs and deferred sales
     inducements                                                                   (307)   (408)     178
   Deferred income tax benefit (expense) on above changes                           107     143      (63)
   Foreign currency translation adjustments                                          (1)      6        2
   Deferred income tax benefit (expense) on above changes                            --      (2)      (1)
                                                                                 ------  ------  -------
OTHER COMPREHENSIVE INCOME (LOSS)                                                   857   1,552     (477)
                                                                                 ------  ------  -------
COMPREHENSIVE INCOME (LOSS)                                                      $1,829  $1,300  $(7,001)
                                                                                 ======  ======  =======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 Years ended December 31,
                                                                -------------------------
                                                                  2010     2009     2008
                                                                -------  -------  -------
                                                                      (In millions)
COMMON STOCK:
   Balance at beginning and end of year                         $     4  $     4  $     4
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                   6,786    5,554    1,648
       Capital contributions from Parent (see Note 12)               --    1,232    3,906
                                                                -------  -------  -------
   Balance at end of year                                         6,786    6,786    5,554
                                                                -------  -------  -------
ACCUMULATED DEFICIT:
   Balance at beginning of year                                  (2,199)  (3,430)   3,094
       Cumulative effect of accounting change, net of tax             1    1,483       --
       Net income (loss)                                            972     (252)  (6,524)
                                                                -------  -------  -------
   Balance at end of year                                        (1,226)  (2,199)  (3,430)
                                                                -------  -------  -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Balance at beginning of year                                    (163)    (694)    (217)
       Cumulative effect of accounting change, net of tax            (1)  (1,021)      --
       Other comprehensive income (loss)                            857    1,552     (477)
                                                                -------  -------  -------
   Balance at end of year                                           693     (163)    (694)
                                                                -------  -------  -------
TOTAL SHAREHOLDER'S EQUITY                                      $ 6,257  $ 4,428  $ 1,434
                                                                =======  =======  =======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                 Years ended December 31,
                                                                                 -----------------------
                                                                                  2010    2009     2008
                                                                                 ------  ------  -------
                                                                                      (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                $  972  $ (252) $(6,524)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH PROVIDED BY
  OPERATING ACTIVITIES:
Interest credited on policyholder contract deposits                               1,271   1,274    1,241
Amortization of deferred policy acquisition costs and cost of insurance
  purchased                                                                         102      94     (166)
Amortization of deferred sales inducements                                            8       3      (12)
Net realized investment losses                                                      211     906    6,978
Equity in income of partnerships and other invested assets                         (105)     45      427
Accretion of net premium/discount on investments                                   (202)   (165)     (58)
Provision for deferred income tax (benefit)                                        (321)     27     (200)
Capitalized interest                                                                (21)    (23)     (25)
CHANGE IN:
   Hybrid securities, at fair value                                                   3       5       76
   Trading securities, at fair value                                                (99)     15       94
   Accrued investment income                                                        (49)      1       (4)
   Deferral of deferred policy acquisition costs and cost of insurance
     purchased                                                                     (154)   (143)    (175)
   Income taxes payable to Parent                                                    98      89      160
   Other assets                                                                      (1)     (6)      21
   Future policy benefits                                                            (7)      1       28
   Other liabilities                                                                (81)    229      103
   Other, net                                                                        37       3      (20)
                                                                                 ------  ------  -------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                                  1,662   2,103    1,944
                                                                                 ------  ------  -------

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                                                                  Years ended December 31,
                                                                                                 -------------------------
                                                                                                   2010     2009     2008
                                                                                                 -------  -------  -------
                                                                                                       (In millions)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
   Fixed maturity securities                                                                     $(8,064) $(3,876) $(5,724)
   Equity securities                                                                                  (2)      (1)     (44)
   Mortgage and other loans                                                                         (110)    (146)    (361)
   Other investments, excluding short-term investments                                            (4,020)  (2,569)  (3,496)
Sales of:
   Fixed maturity securities                                                                       4,192    3,322    5,507
   Equity securities                                                                                  34       15       55
   Other investments, excluding short-term investments                                             3,586    2,792    3,168
Redemptions and maturities of:
   Fixed maturity securities                                                                         896      818      836
   Mortgage and other loans                                                                          255      262      332
   Other investments, excluding short-term investments                                               177      284      314
Change in short-term investments                                                                   1,045   (3,679)  (1,682)
Change in securities lending collateral                                                               --       --    5,984
                                                                                                 -------  -------  -------
       NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                        (2,011)  (2,778)   4,889
                                                                                                 -------  -------  -------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                                                      2,875    2,814    2,754
Policyholder account withdrawals                                                                  (2,875)  (3,820)  (3,743)
Net exchanges to/(from) variable accounts                                                            591      693    1,001
Claims and annuity payments                                                                         (246)    (219)    (188)
Change in securities lending payable                                                                  --       --   (9,843)
Cash capital contribution from Parent Company                                                         --    1,230    3,213
                                                                                                 -------  -------  -------
       NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                                           345      698   (6,806)
                                                                                                 -------  -------  -------
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                                      (4)      23       27
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD                                                     101       78       51
                                                                                                 -------  -------  -------
CASH AND CASH EQUIVALENTS AT END OF PERIOD                                                       $    97  $   101  $    78
                                                                                                 =======  =======  =======
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes (received) paid                                                                     $    41  $   (41) $    60
Non-cash activity:
Sales inducements credited to policyholder contract deposits                                     $    37  $    43  $    42
Capital contribution in the form of securities                                                   $    --  $    --  $   693

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. NATURE OF OPERATIONS

The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG").

The Company is a Texas-domiciled life insurance company providing tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive and independent sales representatives.

As the Company primarily markets through an exclusive sales agent force, no annual annuity deposits for any individual agent in 2010 or 2009 represented more than 10 percent of total annuity deposits.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variably annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a a result of significant downturns in equity markets. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility. In addition, the Company has experienced elevated levels of surrenders in its variable annuity products, including surrenders of certain large groups in 2010 and 2009, and may continue to experience such surrenders, also resulting in reduced fee income. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital and surplus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and variable interest entities in which the Company has partial ownership interests. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company considers its most critical accounting estimates to be those with respect to recoverability of deferred income tax assets, policyholder contract deposits, future policy benefits, estimated gross profits ("EGPs") for investment-oriented products, recoverability of deferred policy acquisition costs ("DAC"), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. These estimates,

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

by their nature, are based on judgment and current facts and circumstances. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's consolidated financial statements.

2.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period.

2.3 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and adjustment to DAC, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as held to maturity or available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in net investment income, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II") which is carried at fair value. See Notes 6 and 7 for discussion on ML II. Realized and unrealized gains and losses on trading securities are reported in net investment income.

EVALUATING INVESTMENTS FOR OTHER-THAN-TEMPORARY IMPAIRMENTS

On April 1, 2009, the Company adopted a new accounting standard on a prospective basis addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected (recovery value), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income (loss). The Company refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


IMPAIRMENT POLICY -- EFFECTIVE APRIL 1, 2009 AND THEREAFTER

FIXED MATURITY SECURITIES

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments.

In periods subsequent to the recognition of an other-than-temporary impairment charge that are not foreign exchange related for available for sale fixed maturity securities, the Company generally prospectively accretes into earnings over the remaining expected holding period of the security the difference between the new amortized cost and the expected undiscounted recovery value.

In assessing whether a credit impairment has occurred for a structured fixed maturity security, the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

When estimating future cash flows for a structured fixed maturity security (e.g. Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS"), Collateralized debt obligations ("CDO") and Asset backed securities ("ABS") management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

    .  Current delinquency rates;

    .  Expected default rates and timing of such defaults;

    .  Loss severity and timing of any such recovery;

    .  Expected prepayment speeds; and

    .  Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


EQUITY SECURITIES

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

    . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

    . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

    . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

FIXED MATURITY SECURITIES IMPAIRMENT POLICY -- PRIOR TO APRIL 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount was recorded as a charge to earnings.

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage loans are classified as loans held for investment or loans held for sale.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income (or expense) over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

income (expense) as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgages in particular, risk factors evaluated in monitoring credit quality also include debt service coverage ratio, loan-to-value or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and major property tenants, economic trends in the market where the property is located, and condition of the property. Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

Loans classified as "held for sale" where the Company expects to sell in the foreseeable future are reported at the lower of cost or market value. The amount by which cost exceeds market is accounted for as a valuation allowance and is reported net with the loan balance on the consolidated balance sheets. Loan origination fees and certain incremental origination costs are deferred until the related loan is sold. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in net realized investment gains (losses) in the consolidated statements of income (loss). The Company had no loans held for sale as of December 31, 2010 and 2009.

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the benefit paid when the claim is made and the balances are fully collateralized by the cash surrender value of the policy.

PARTNERSHIPS AND OTHER INVESTED ASSETS

Partnerships in which AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest, or less than five percent interest but AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

The Company's investment partnerships are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these investment partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Other invested assets include preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust").

SHORT-TERM INVESTMENTS

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues riders that offer guaranteed minimum withdrawal benefit ("GMWB") on certain variable annuity products. The GMWB is a feature that provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided. The Company purchases options on the S&P 500 index and futures of U.S. Treasury securities to partially offset this risk. The GMWB is considered an embedded derivative that is required to be bifurcated from the host contract and carried at fair value. The fair value of the GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The Company hedges a portion of the risk associated with these guarantees by utilizing both exchange traded options and futures. Exchange traded options and futures are marked to market using observable market quotes.

See Notes 2.7 and 5 for further discussion of GMWB.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives, with the exception of bifurcated embedded derivatives, at fair value in the consolidated balance sheets as derivative assets or derivative liabilities. The reserves for GMWB embedded derivatives are reflected in policyholder contract deposits in the consolidated balance sheets. Changes in the fair value of all derivatives are reported as part of net realized investment gains and losses in the consolidated statements of income
(loss).

See Notes 3, 5 and 14 for further discussion on derivative financial instruments.

2.4 CASH AND CASH EQUIVALENTS

Cash represents cash on hand and non-interest bearing demand deposits.

2.5 DEFERRED POLICY ACQUISITION COSTS, COST OF INSURANCE PURCHASED ("CIP") AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions and certain marketing expenses, that vary with and are primarily related to the acquisition of new business.

Policy acquisition costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. The Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g., market return, investment spreads, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

The DAC for investment-type products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income
(loss).

The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in deferred acquisition costs and cost of insurance purchased in the consolidated balance sheets. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0 percent to 4.5 percent in 2010, 2009 and 2008. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contract holders, on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. The cost of such sales inducements are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

2.6 SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity deposits are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as separate account assets with an equivalent liability, in the consolidated balance sheets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income (loss), comprehensive income (loss), and cash flows. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statements of income (loss).

2.7 POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statements of income
(loss), as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liabilities for guaranteed minimum withdrawal benefit ("GMWB") accounted for as embedded derivatives at fair value.

GMWB is a feature the Company began offering on certain variable annuity products in second quarter of 2006. If available and elected by the contract holder at time of issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual withdrawal stream for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The fair value of the liabilities for GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The valuation technique used to measure the fair value of embedded derivatives was modified again in 2010, primarily to revise the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. The changes in fair value of the liability for GMWB are reported in net realized investment gain (loss) in the consolidated statements of income
(loss).

In addition, the Company is a coinsurer for the GMWB under a separate reinsurance agreement on certain variable annuity contracts issued by American Life Insurance Company ("ALICO"). See additional discussion in Note 10.

2.8 FUTURE POLICY BENEFITS

Future policy benefits include the Company's liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB").

A GMDB feature is issued on a majority of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product and type of benefit elected by the contract holder. The Company bears the risk that death claims may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB liability balance, with a related charge or credit to policyholder benefits if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company is a coinsurer for the guaranteed minimum income benefit ("GMIB") under a separate reinsurance agreement on certain variable annuity contracts issued by ALICO. See additional discussion in Note 10.

2.9 NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

    . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

    . Dividend income and distributions from common and preferred stock and other investments when receivable.

    . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

    . Earnings from partnership investments accounted for under the equity method.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2.10 NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

    . Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), securities lending invested collateral and other types of investments.

    . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value), and other invested assets for other-than-temporary impairments.

    .  Changes in fair value of derivative assets and liabilities.

    . Exchange gains and losses resulting from re-measurement of foreign exchange transactions.

2.11 FEE INCOME

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity policy fees are based on the amount used for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios. Surrender charges are assessed on withdrawals occurring during the surrender charge period. Net retained commissions are recognized as income on a trade date basis.

2.12 INCOME TAXES

Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in earnings.

2.13 SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE

On December 12, 2008, the Company terminated its securities lending activities (see Note 7 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statements of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

than as secured borrowings. Changes in forward purchase commitments were recorded as net realized investment gain (loss) in the consolidated statements of income (loss).

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the consolidated balance sheets at December 31, 2010 or 2009.

2.14 ACCOUNTING CHANGES

VALUATION OF LIVING BENEFITS LIABILITY

Prior to 4Q 2010, the Company used a combination of the swap curve for short-term maturities and treasury yield curve for long-term maturities in discounting cash flows for the valuation of the embedded derivative liabilities related to certain variable annuity products. In addition, we add an additional credit spread upon first claim once the policyholders' own funds have been depleted and funds in general accounts are required to be allocated to satisfy the remaining liabilities. Over the years ensuing the adoption of ASC 820-10, Fair Value Measurements, the accounting community and the insurance industry have developed a variety of practices in assessing the value of the embedded derivative liabilities on annuity products and the non-performance risk. In response to this diversity and market events and changes, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claim-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. This change in valuation technique was recorded as a change in accounting estimate as allowed under ASC 820-10 and accounted for in the period of change (4Q 2010) and future periods accordingly. Primarily as a result of this change, the fair value of the embedded policy derivatives decreased by $33.2 million.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

FAIR VALUE MEASUREMENTS

In September 2006, the FASB issued an accounting standard that defined fair value, established a framework for measuring fair value and expanded disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarified that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The standard must be applied prospectively, except for certain stand-alone derivatives and hybrid instruments, which must be applied as a cumulative effect of change in accounting principle to retained earnings at January 1, 2008. The adoption of the standard did not have a material effect on the Company's consolidated financial condition or results of operations.

FAIR VALUE OPTION

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon events that gives rise to a new basis of accounting for that instrument. The Company adopted the standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of the standard.

FAIR VALUE OF FINANCIAL ASSETS IN INACTIVE MARKETS

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting the new standard on the Company's consolidated financial condition and results of operations were not material.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


DISCLOSURES ABOUT TRANSFERS OF FINANCIAL ASSETS AND VARIABLE INTERESTS ENTITIES

In December 2008, the FASB issued an accounting standard that amends and expands the disclosure requirements regarding transfers of financial assets and a company's involvement with variable interest entities. The standard was effective for interim and annual periods ending after December 15, 2008. Adoption of the standard did not affect the Company's financial condition, results of operations or cash flow, as only additional disclosures were required.

AMENDMENT TO OTHER-THAN-TEMPORARY IMPAIRMENT GUIDANCE

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in debt and equity securities and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting the standard on the Company's consolidated financial condition and results of operations were not material.

THE COMPANY ADOPTED THE FOLLOWING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments,
(ii) how derivative instruments and related hedged items are accounted for, and
(iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the standard on January 1, 2009. See Note 5 for related disclosures.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 4 for the expanded disclosures.

The Company adopted the new standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase the Company's shareholder's equity by $0.5 billion as of April 1, 2009, consisting of a decrease in accumulated deficit of $1.5 billion and an increase to accumulated other comprehensive loss of $1.0 billion, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain previous non-credit impairment charges directly attributable to the change in accounting principle (see Note 12 herein). The cumulative effect adjustment resulted in an increase of approximately $1.9 billion in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income was offset, in part, by a decrease in the amortization of DAC and sales inducements assets.

The new standard is expected to reduce the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments (see Note 2.3 for a more detailed discussion of the changes in policy):

    . Impairment charges for non-credit (e.g., severity) losses are no longer recognized in earnings;

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


    . The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

    . For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of the new accounting standard for other-than-temporary impairments:

                                                                               (Increase)
                                                                               Decrease to  Net Increase
                                                                  (Increase)   Accumulated     in the
                                                                  Decrease to     Other       Company's
                                                                  Accumulated Comprehensive Shareholder's
                                                                    Deficit       Loss         Equity
                                                                  ----------- ------------- -------------
                                                                              (In millions)
Net effect of the increase in amortized cost of available for
  sale fixed maturity securities                                    $1,898       $(1,898)       $ --
Net effect of related DAC, sales inducement assets and other
  insurance balances                                                  (314)          314          --
Net effect on deferred income tax assets                              (101)          563         462
                                                                    ------       -------        ----
Net increase (decrease) in the Company's shareholder's equity       $1,483       $(1,021)       $462
                                                                    ======       =======        ====

DETERMINING FAIR VALUE WHEN VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. The adoption of the new standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standards update to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The update explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The update was effective beginning October 1, 2009 for the Company. The adoption of the new standard update did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

In September 2009, the FASB issued an accounting standard update that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of the update on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. The new standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. The new standard was effective for interim and annual periods ending after December 15, 2009. The adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In June 2009, the FASB issued an accounting standard that amends the rules addressing consolidation of certain variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (1) the obligation to absorb losses of the entity or (2) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for variable interest entities with attributes of, or similar to, an investment company or money market fund.

ACCOUNTING FOR EMBEDDED CREDIT DERIVATIVES

In March 2010, the FASB issued an accounting standard that amends the accounting for embedded credit derivative features in structured securities that redistribute credit risk in the form of subordination of one financial instrument to another. The new standard clarifies how to determine whether embedded credit derivative features, including those in CDOs, credit-linked notes ("CLNs"), synthetic CDOs and CLNs and other synthetic securities (e.g., commercial and residential mortgage-backed securities issued by securitization entities that wrote credit derivatives), are considered to be embedded derivatives that should be analyzed for potential bifurcation and separate accounting or, alternatively, for fair value accounting in connection with the application of the fair value option to the entire hybrid instrument. The Company adopted the new standard on July 1, 2010 and recorded a reclassification of $0.8 million of synthetic securities from fixed maturity securities available for sale to hybrid securities and also reclassified $2.2 million from accumulated other comprehensive income to accumulated deficit as of July 1, 2010. Upon adoption, the Company accounts for its investments in synthetic securities otherwise requiring bifurcation at fair value, with changes in fair value recognized in earnings. The adoption of this new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

FUTURE APPLICATIONS OF ACCOUNTING STANDARDS:

DISCLOSURES ABOUT THE CREDIT QUALITY OF FINANCIAL RECEIVABLES AND THE ALLOWANCE FOR CREDIT LOSSES

In July 2010, the FASB issued an accounting standard that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financial receivable portfolio. For nonpublic entities, the disclosures as of the end of a reporting period are effective for annual reporting periods ending on or after December 15, 2011. The disclosures about activity that occurs during a reporting period are effective for annual reporting periods beginning after December 15, 2010. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. The disclosures will be effective, and the Company will provide these disclosures, concurrent with the effective date of proposed guidance for determining what constitutes a troubled debt restructuring.

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued an accounting standard update that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The new standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as deferred acquisition costs. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is permitted. The Company has not determined whether it will adopt this new standard prospectively or retrospectively and elected not to early adopt. The accounting standard update will result in a decrease of the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts. The Company is

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

currently assessing the effect of adoption of this new standard on its consolidated financial condition, results of operations and cash flows.

3. FAIR VALUE MEASUREMENTS

3.1 FAIR VALUE MEASUREMENTS

FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

The Company carries certain of its financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

FAIR VALUE HIERARCHY

Assets and liabilities recorded at fair value in the consolidated balance sheets are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

..   Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is most significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

VALUATION METHODOLOGIES

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate (LIBOR) curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, the Company believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

FIXED MATURITY SECURITIES -- TRADING AND AVAILABLE FOR SALE

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value in its trading and available for sale portfolios. Market price data is generally obtained from third party pricing vendors.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual instruments. When the Company's valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a quote, which is generally non-binding, or by employing widely accepted internal valuation models.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested under the terms of service agreements. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market-observable information, as applicable. The valuation models take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has processes designed to ensure that the values received or internally estimated are accurately recorded, that the data inputs and the valuation techniques utilized are appropriate and consistently applied and that the assumptions are reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from the Company valuation service providers to other third-party valuation sources for selected securities. The Company also validates prices for selected securities obtained from brokers through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

The methodology above is relevant for all fixed maturity securities; following are discussions of certain procedures unique to specific classes of securities.

FIXED MATURITY SECURITIES ISSUED BY GOVERNMENT ENTITIES

For most debt securities issued by government entities, the Company obtains fair value information from independent third-party valuation service providers, as quoted prices in active markets are generally only available for limited debt securities issued by government entities. The fair values received from these valuation service

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

providers may be based on a market approach using matrix pricing, which considers a security's relationship to other securities for which a quoted price in an active market may be available, or alternatively based on an income approach, which uses valuation techniques to convert future cash flows to a single present value amount.

FIXED MATURITY SECURITIES ISSUED BY CORPORATE ENTITIES

For most debt securities issued by corporate entities, the Company obtains fair value information from third-party valuation service providers. For certain corporate debt securities, the Company obtains fair value information from brokers. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

RMBS, CMBS, CDOS AND OTHER ABS

Third-party valuation service providers also provide fair value information for the majority of the Company's investments in RMBS, CMBS, CDOs and other ABS. Where pricing is not available from valuation service providers, the Company obtains fair value information from brokers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to structured securities, including ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. When the volume or level of market activity for an investment in RMBS, CMBS, CDOs or other ABS is limited, certain inputs used to determine fair value may not be observable in the market.

MAIDEN LANE II

The fixed maturity securities-trading portfolio includes an interest in ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $173.8 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies a model-determined market discount rate to its interest. This discount rate is calibrated to the change in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the ML II interest will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the ML II interest. Other methodologies employed or assumptions made in determining fair value for this investment could result in amounts that differ significantly for the amounts reported.

As of December 31, 2010, the Company expected to receive cash flows (undiscounted) in excess of the Company's initial investment, and any accrued interest, in the ML II interest over the remaining life of the investment after repayment of the first priority obligations owed to the Federal Reserve Bank of New York ("New York Fed"). The Company's cash flow methodology considers the capital structure of the collateral securities and their expected credit losses from the underlying asset pools. The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

The LIBOR interest rate curve changes are determined based on observable prices, interpolated or extrapolated to derive a LIBOR for a specific maturity term as necessary. The spreads over LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of these investments as well as changes in the risk premium that market participants would demand at the time of the transactions.

Changes in estimated future cash flows would primarily be the result of changes in expectations for defaults, recoveries and prepayments on underlying loans.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in the discount rate or the estimated future cash flows used in the valuation would alter the Company's estimate of the fair value of the Maiden Lane II interest as shown in the table below:

                                                              Maiden Lane II
                                                             Fair Value Change
December 31, 2010                                            -----------------
Discount Rates                                                  In millions
   200 basis point increase                                    $        (28)
   200 basis point decrease                                              32
   400 basis point increase                                             (52)
   400 basis point decrease                                              69
Estimated Future Cash Flows
   10% increase                                                          59
   10% decrease                                                         (62)
   20% increase                                                         117
   20% decrease                                                        (127)

The Company believes that the ranges of discount rates used in these analyses are reasonable on the basis of implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined on the basis of variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. Because of these factors, the fair values of the ML II interests are likely to vary, perhaps materially, from the amount estimated.

PARTNERSHIPS

The Company initially estimates the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, the Company generally obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

DERIVATIVE ASSETS AND LIABILITIES

Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

EMBEDDED DERIVATIVES INCLUDED IN POLICYHOLDER CONTRACT DEPOSITS

The fair value of embedded derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

Because of the dynamic and complex nature of the expected cash flows in the Company's variable annuity contracts, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity contracts. Historically, the expected cash flows were discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating LIBOR leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the treasury yield curve. During the fourth quarter of 2010, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. Primarily as a result of this change, the fair value of the embedded derivative liabilities decreased by $33.2 million.

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                      Counterparty
At December 31, 2010                                                          Level 1 Level 2 Level 3 Netting /(a)/  Total
--------------------                                                          ------- ------- ------- ------------  -------
                                                                                              (In millions)
ASSETS:
   Fixed maturity securities, available for sale:
       U.S. government securities and government sponsored entities           $    -- $   189 $   --      $ --      $   189
       Foreign government                                                          --     322     --        --          322
       Obligations of states, municipalities and political subdivisions            --      88     --        --           88
       Corporate debt                                                              --  18,376    395        --       18,771
       RMBS                                                                        --   4,094    903        --        4,997
       CMBS                                                                        --     467    946        --        1,413
       CDO/ABS                                                                     --     392    897        --        1,289
                                                                              ------- ------- ------      ----      -------
   Total fixed maturity securities, available for sale                             --  23,928  3,141        --       27,069
                                                                              ------- ------- ------      ----      -------
   Fixed maturity securities, hybrid:
       Corporate debt                                                              --      --     --        --           --
       CMBS                                                                        --      --      1                      1
                                                                              ------- ------- ------      ----      -------
   Total fixed maturity securities, hybrid                                         --      --      1        --            1
                                                                              ------- ------- ------      ----      -------
   Fixed maturity securities, trading:
       Corporate debt                                                              --       4     --        --            4
       CMBS                                                                        --      --     19        --           19
       CDO/ABS                                                                     --      --    250        --          250
                                                                              ------- ------- ------      ----      -------
   Total fixed maturity securities, trading                                        --       4    269        --          273
                                                                              ------- ------- ------      ----      -------
   Equity securities, available for sale:
       Common stock                                                                 7       1     10        --           18
       Preferred stock                                                             --       1     25        --           26
                                                                              ------- ------- ------      ----      -------
   Total equity securities, available for sale                                      7       2     35        --           44
                                                                              ------- ------- ------      ----      -------
   Equity securities, trading:
       Common stock                                                                --      --      1        --            1
                                                                              ------- ------- ------      ----      -------
   Total equity securities, trading                                                --      --      1        --            1
                                                                              ------- ------- ------      ----      -------
   Partnerships and other invested assets /(1)/                                     3     214    677        --          894
   Short-term investments /(2)/                                                    21   2,229     --        --        2,250
   Derivative assets:
       Interest rate contracts                                                     --       3     --        --            3
       Foreign exchange contracts                                                  --       9     --        --            9
       Equity contracts                                                             8      --     --        --            8
       Counterparty netting                                                        --      --     --       (12)         (12)
   Separate account assets                                                     25,069     297     --        --       25,366
                                                                              ------- ------- ------      ----      -------
Total                                                                         $25,108 $26,686 $4,124      $(12)     $55,906
                                                                              ======= ======= ======      ====      =======
LIABILITIES:
   Policyholder contract deposits /(3)/                                       $    -- $    -- $   64      $ --      $    64
   Derivative liabilities:
       Foreign exchange contracts                                                  --      54     --        --           54
       Counterparty netting                                                        --      --     --       (12)         (12)
                                                                              ------- ------- ------      ----      -------
Total                                                                         $    -- $    54 $   64      $(12)     $   106
                                                                              ======= ======= ======      ====      =======

/(a)/ Represents netting of derivative exposures covered by a qualifying master netting agreement

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                      Counterparty
At December 31, 2009                                                          Level 1 Level 2 Level 3 Netting /(a)/    Total
--------------------                                                          ------- ------- ------- ------------  -----------
                                                                                         (In millions)
ASSETS:
   Fixed maturity securities, available for sale:
       U.S. government securities and government sponsored entities           $    -- $   163 $   --      $ --      --  $   163
       Foreign government                                                          --     227     --        --              227
       Obligations of states, municipalities and political subdivisions            --      60     --        --               60
       Corporate debt                                                              --  13,618    854        --           14,472
       RMBS                                                                        --   4,832    622        --            5,454
       CMBS                                                                        --     482    558        --            1,040
       CDO/ABS                                                                     --     219    859        --            1,078
                                                                              ------- ------- ------      ----      -----------
   Total fixed maturity securities, available for sale                             --  19,601  2,893        --           22,494
                                                                              ------- ------- ------      ----      -----------
   Fixed maturity securities, hybrid:
       Corporate debt                                                              --      --      3        --                3
                                                                              ------- ------- ------      ----      -----------
   Total fixed maturity securities, hybrid                                         --      --      3        --                3
                                                                              ------- ------- ------      ----      -----------
   Fixed maturity securities, trading:
       Corporate debt                                                              --       4     --        --                4
       CMBS                                                                        --      30      8        --               38
       CDO/ABS                                                                     --      --    132        --              132
                                                                              ------- ------- ------      ----      -----------
   Total fixed maturity securities, trading                                        --      34    140        --              174
                                                                              ------- ------- ------      ----      -----------
   Equity securities, available for sale:
       Common stock                                                                39      --      7        --               46
       Preferred stock                                                             --       4     21        --               25
                                                                              ------- ------- ------      ----      -----------
   Total equity securities, available for sale                                     39       4     28        --               71
                                                                              ------- ------- ------      ----      -----------
   Equity securities, trading:
       Common stock                                                                --      --      1        --                1
                                                                              ------- ------- ------      ----      -----------
   Total equity securities, trading                                                --      --      1        --                1
                                                                              ------- ------- ------      ----      -----------
   Partnerships and other invested assets /(1)/                                    16     261    421        --              698
   Short-term investments /(2)/                                                    21   4,359     --        --            4,380
   Derivative assets                                                               10      10     --        --               20
   Counterparty netting                                                            --      --     --       (10)             (10)
   Separate account assets                                                     22,928      --     --        --           22,928
                                                                              ------- ------- ------      ----      -----------
Total                                                                         $23,014 $24,269 $3,486      $ --          $50,769
                                                                              ======= ======= ======      ----      -----------
LIABILITIES:
   Policyholder contract deposits /(3)/                                       $    -- $    -- $   76      $ --          $    76
   Derivative liabilities                                                          --      31     --        --               31
   Counterparty netting                                                            --      --     --       (10)             (10)
                                                                              ------- ------- ------      ----      -----------
Total                                                                         $    -- $    31 $   76      $(10)         $    97
                                                                              ======= ======= ======      ====      ===========

(1) Amounts presented for partnerships and other invested assets in the table above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.
(2) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $2,398 million and $1,298 million at December 31, 2010 and 2009, respectively.
(3) Amount presented for policyholder contract deposits in the table above differ from the amounts presented in the consolidated balance sheets as these tables only include the GMWB embedded derivatives which are measured at estimated fair value on a recurring basis.

At December 31, 2010 and 2009, Level 3 assets were 6.1 percent and 5.7 percent of total assets and Level 3 liabilities were less than 1 percent and less than 1 percent of total liabilities, respectively.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

TRANSFERS OF LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the twelve months ended December 31, 2010.

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS

The following table present changes during the years ended December 31, 2010 and 2009 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2010 and 2009 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2010 and 2009:

                                                               Net
                                                             Realized                                               Changes in
                                                               and                                                  Unrealized
                                                            Unrealized                Purchases,                       Gains
                                                              Gains     Accumulated     Sales,                      (Losses) on
                                                             (Losses)      Other      Issuances             Balance Instruments
                                                  Balance -  included  Comprehensive     and                 - End    Held at
                                                  Beginning     in        Income     Settlements,             of      End of
December 31, 2010                                 of Period Income (1)    (Loss)         Net      Transfers Period    Period
-----------------                                 --------- ---------- ------------- ------------ --------- ------- -----------
                                                                                  (In millions)
Assets:
   Fixed maturity securities, available for
     sale:
       Obligations of states, municipalities
         and political subdivisions                $   --     $  --        $ --         $  --       $  --   $   --     $ --
       Corporate debt                                 854       (19)         31           (32)       (439)     395       --
       RMBS                                           622       (83)        152           (78)        290      903       --
       CMBS                                           558      (239)        590           (89)        126      946       --
       CDO/ABS                                        859        34          59           (81)         26      897       --
                                                   ------     -----        ----         -----       -----   ------     ----
   Total fixed maturity securities,
     available for sale                             2,893      (307)        832          (280)          3    3,141       --
                                                   ------     -----        ----         -----       -----   ------     ----
   Fixed maturity securities, hybrid:
       Corporate debt                                   3        --          --            (3)         --       --        1
       CMBS                                            --        --          --             1          --        1       --
                                                   ------     -----        ----         -----       -----   ------     ----
   Total fixed maturity securities, hybrid              3        --          --            (2)         --        1        1
                                                   ------     -----        ----         -----       -----   ------     ----
   Fixed maturity securities, trading:
       CMBS                                             8        11          --           (34)         34       19       19
       CDO/ABS                                        132        89          --            29          --      250       88
                                                   ------     -----        ----         -----       -----   ------     ----
   Total fixed maturity securities, trading           140       100          --            (5)         34      269      107
                                                   ------     -----        ----         -----       -----   ------     ----
   Equity securities, available for sale:
       Common stock                                     7        --           2             1          --       10       --
       Preferred stock                                 21        (2)          3             2           1       25       --
                                                   ------     -----        ----         -----       -----   ------     ----
   Total equity securities, available for
     sale                                              28        (2)          5             3           1       35       --
                                                   ------     -----        ----         -----       -----   ------     ----
   Equity securities, trading:
       Common stock                                     1        --          --            --          --        1       --
                                                   ------     -----        ----         -----       -----   ------     ----
   Total equity securities, trading                     1        --          --            --          --        1       --
                                                   ------     -----        ----         -----       -----   ------     ----
   Partnerships and other invested assets             421         5          66           145          40      677       --
                                                   ------     -----        ----         -----       -----   ------     ----
Total                                              $3,486     $(204)       $903         $(139)      $  78   $4,124     $108
                                                   ======     =====        ====         =====       =====   ======     ====
Liabilities:
   Policyholder contract deposits                  $   76     $ (37)       $ --         $  25       $  --   $   64     $(27)
                                                   ------     -----        ----         -----       -----   ------     ----
Total                                              $   76     $ (37)       $ --         $  25       $  --   $   64     $(27)
                                                   ======     =====        ====         =====       =====   ======     ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                                       Changes
                                                                                                                         in
                                                                Net                                                  Unrealized
                                                              Realized                                                  Gains
                                                                and                                                   (Losses)
                                                             Unrealized                Purchases,                        on
                                                               Gains     Accumulated     Sales,                      Instruments
                                                   Balance -  (Losses)      Other      Issuances             Balance   Held at
                                                   Beginning  included  Comprehensive     and                 - End      End
                                                      of         in        Income     Settlements,             of        of
December 31, 2009                                   Period   Income (1)    (Loss)         Net      Transfers Period    Period
-----------------                                  --------- ---------- ------------- ------------ --------- ------- -----------
                                                                                   (In millions)
Assets:
   Fixed maturity securities, available for
     sale:
       Obligations of states, municipalities
         and political subdivisions                 $   75     $  --        $ --         $ (75)      $  --   $   --     $  --
       Corporate debt                                1,065        12         271          (245)       (249)     854        --
       RMBS                                            576      (134)        146           (40)         74      622        --
       CMBS                                            307      (207)        227          (105)        336      558        --
       CDO/ABS                                         447       (40)        229            84         139      859        --
                                                    ------     -----        ----         -----       -----   ------     -----
   Total fixed maturity securities,
     available for sale                              2,470      (369)        873          (381)        300    2,893        --
                                                    ------     -----        ----         -----       -----   ------     -----
   Fixed maturity securities, hybrid:
       Corporate debt                                   --        --          --            --           3        3        --
                                                    ------     -----        ----         -----       -----   ------     -----
   Total fixed maturity securities, hybrid              --        --          --            --           3        3        --
                                                    ------     -----        ----         -----       -----   ------     -----
   Fixed maturity securities, trading:
       CMBS                                              4         1          --            --           3        8         2
       CDO/ABS                                         136       (11)         --             7          --      132       (11)
                                                    ------     -----        ----         -----       -----   ------     -----
   Total fixed maturity securities, trading            140       (10)         --             7           3      140        (9)
                                                    ------     -----        ----         -----       -----   ------     -----
   Equity securities, available for sale:
       Common stock                                      8        (7)          5             1          --        7        --
       Preferred stock                                  19        (3)          8            --          (3)      21        --
                                                    ------     -----        ----         -----       -----   ------     -----
   Total equity securities, available for
     sale                                               27       (10)         13             1          (3)      28        --
                                                    ------     -----        ----         -----       -----   ------     -----
   Equity securities, trading:
       Common stock                                      1        --          --            --          --        1        --
                                                    ------     -----        ----         -----       -----   ------     -----
   Total equity securities, trading                      1        --          --            --          --        1        --
                                                    ------     -----        ----         -----       -----   ------     -----
       Partnerships and other invested assets          434       (69)         26            30          --      421        --
                                                    ------     -----        ----         -----       -----   ------     -----
Total                                               $3,072     $(458)       $912         $(343)      $ 303   $3,486     $  (9)
                                                    ======     =====        ====         =====       =====   ======     =====
Liabilities:
       Policyholder contract deposits               $  210     $(149)       $ (8)        $  23       $  --   $   76     $(148)
                                                    ------     -----        ----         -----       -----   ------     -----
Total                                               $  210     $(149)       $ (8)        $  23       $  --   $   76     $(148)
                                                    ======     =====        ====         =====       =====   ======     =====

     (1) Net realized and unrealized gains (losses) related to Level 3 items shown above are reported in net realized investment gains (losses) in the consolidated statements of income (loss), except for fixed maturity trading securities which are reported in net investment income in the consolidated statements of income (loss).

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2010 and 2009 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated securities).

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

TRANSFERS OF LEVEL 3 ASSETS AND LIABILITIES

The Company's policy is to transfer assets and liabilities into Level 3 when a significant input cannot be corroborated with market observable data. This may include circumstances in which market activity has dramatically decreased and transparency to underlying inputs cannot be observed, current prices are not available and substantial price variances in quotations among market participants exist.

The following table provides the components of the transfers of Level 3 assets on a gross basis:

                               Gross Transfers Gross Transfers Net Transfers In
At December 31, 2010                 In             (Out)           (Out)
--------------------           --------------- --------------- ----------------
                                                (In millions)
ASSETS:
   Corporate debt                     227            (666)           (439)
   RMBS                               309             (19)            290
   CMBS                               175             (15)            160
   CDOs                               167            (141)             26
   Non-redemable preferred
     stocks, avaliable for
     sale                               1              --               1
   Common stocks, avaliable
     for sale at fair value             1              (1)             --
   Partnerships                       167            (127)             40
                                   ------           -----           -----
Total assets                       $1,047           $(969)          $  78
                                   ======           =====           =====

During the year ended December 31, 2010, the Company transferred into Level 3 approximately $1,047 million of assets consisting of certain private placement corporate debt, RMBS, CMBS, and CDOs as well as certain investment partnerships. Transfers into Level 3 for private placement corporate debt were primarily the result of the Company overriding matrix pricing information downward to better reflect the additional risk premium associated with those securities that the Company believes was not captured in the matrix. The transfers into Level 3 related to investments in certain RMBS, CMBS and CDOs were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. Investment partnerships transferred into Level 3 were primarily comprised of certain hedge funds with limited market activity due to fund-imposed redemption restrictions.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. During the year ended December 31, 2010, the Company transferred approximately $969 million of assets out of Level 3. These transfers out of Level 3 are primarily related to investments in certain private placement corporate debt, RMBS, CMBS and CDOs as well as certain investment partnerships. Transfers out of Level 3 for private placement corporate debt were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities without the need for adjustment based on the Company's own assumption regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for RMBS investments were primarily due to increased usage of pricing from valuation service providers that were reflective of market activity, where previously an internally adjusted price had been used. Similarly, transfers out of Level 3 for CMBS and CDO investments backed by corporate credits were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Certain investment partnerships were transferred out of Level 3 primarily due to the availability of information related to the underlying assets of these funds.

The Company had no transfers of liabilities into or out of Level 3 during the year ended December 31, 2010.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

                                                                                 December 31, 2010       December 31, 2009
-                                                                             ----------------------- -----------------------
                                                                              Fair Value              Fair Value
                                                                               Using Net   Unfunded    Using Net   Unfunded
(in millions)                      Investment Category Includes               Asset Value Commitments Asset Value Commitments
-------------          ------------------------------------------------------ ----------- ----------- ----------- -----------
INVESTMENT CATEGORY                                                                            (In millions)
Private equity funds:
   Leveraged buyout    Debt and/or equity investments made as part of a          $286        $115        $207        $168
                       transaction in which assets of mature companies are
                       acquired from the current shareholders, typically
                       with the use of financial leverage.
   Non-U.S.            Investments that focus primarily on Asian and               11          22          14          10
                       European based buyouts, expansion capital, special
                       situations, turnarounds, venture capital, mezzanine
                       and distressed opportunities strategies.
   Venture capital     Early-stage, high-potential, growth companies               11           6           8           2
                       expected to generate a return through an eventual
                       realization event, such as an initial public offering
                       or sale of the company.
   Fund of funds       Funds that invest in other funds, which invest in           14          --          16          --
                       various diversified strategies
   Distressed          Securities of companies that are already in default,        95          15          78          26
                       under bankruptcy protection, or troubled.
   Other               Real estate, energy, multi-strategy, mezzanine, and         84          38          84          55
                       industry-focused strategies.
                                                                                 ----        ----        ----        ----
Total private equity funds                                                        501         196         407         261
                                                                                 ----        ----        ----        ----
Hedge funds:
   Event-driven        Securities of companies undergoing material                118          --          87          --
                       structural changes, including mergers, acquisitions
                       and other reorganizations.
   Long-short          Securities that the manager believers are                   66          --         119          --
                       undervalued, with corresponding short positions to
                       hedge market risk.
   Distressed          Securities of companies that are already in default,       102          --          32          --
                       under bankruptcy protection or troubled.
   Other               Non-U.S. companies, futures and commodities,                79          --          23          --
                       macro and multi-strategy and industry-focused
                       strategies.
                                                                                 ----        ----        ----        ----
Total hedge funds                                                                 365          --         261          --
                                                                                 ----        ----        ----        ----
Total                                                                            $866        $196        $668        $261
                                                                                 ====        ====        ====        ====

At December 31, 2010, private equity fund investments included above are not redeemable during the lives of the funds and have expected remaining lives that extend in some cases more than 10 years. At that date, 9 percent of the total above had expected remaining lives of less than three years, 39 percent between 3 and 7 years and 52 percent between 7 and 10 years. Expected lives are based upon legal maturity, which can be extended at the fund manager's discretion, typically in one-year increments.

At December 31, 2010, hedge fund investments included above are redeemable quarterly (55 percent), semi-annually (28 percent) and annually (18 percent), with redemption notices ranging from 30 days to 180 days. More

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

than 91 percent require redemption notices of less than 90 days. Investments representing approximately 75 percent of the value of the hedge fund investments cannot be redeemed, either in whole or in part, because the investments include various restrictions. The majority of these restrictions were put in place in 2008 and do not have stated end dates. The remaining restrictions, which have pre-defined end dates, are generally expected to be lifted by the end of 2011. The partial restrictions relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid. In order to treat investors fairly and to accommodate subsequent subscription and redemption requests, the fund manager isolates these illiquid assets from the rest of the fund until the assets become liquid.

3.3 FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments, and mortgages and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

COST AND EQUITY-METHOD INVESTMENTS

When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed in Valuation Methodologies, above, for Partnerships.

MORTGAGE AND OTHER LOANS

When the Company determines that the fair carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed below for mortgage and other loans.

FAIR VALUE OPTION - FIXED MATURITY SECURITIES, TRADING

The Company may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be carried at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value accounting for its economic interest in ML
II. The Company recorded gains of $88.6 million for the year ended December 31, 2010. The Company recorded losses of $10.8 million and $37.5 million in the years ended December 31, 2009 and 2008, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income (loss).

3.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR
VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts and lease contracts) is discussed below:

MORTGAGE AND OTHER LOANS RECEIVABLE

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information. The fair values of the policy loans were not estimated as the Company believes it would have to expend excessive costs for the benefits derived.

Fair values of loans on real estate and collateral loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates that the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rates that market

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

participants would use. The fair values of policy loans were not estimated as the Company believes it would have to expend excessive costs for the benefits derived.

SHORT-TERM INVESTMENTS

The carrying values of these assets and liabilities approximate fair values because of the relatively short period of time between origination and expected realization.

POLICYHOLDER CONTRACT DEPOSITS ASSOCIATED WITH INVESTMENT-TYPE CONTRACTS

Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which the cash flows are denominated.

THE FOLLOWING TABLE PRESENTS THE CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE COMPANY'S FINANCIAL INSTRUMENTS:

                                                   December 31, 2010   December 31, 2009
                                                   ----------------  ---------------------
                                                   Carrying   Fair     Carrying     Fair
                                                    Amount    Value     Amount      Value
                                                   --------  ------- ------------- -------
                                                                     (In millions)
ASSETS:
   Fixed maturity securities, available for sale   $27,069   $27,069    $22,494    $22,494
   Fixed maturity securities, hybrid                     1         1          3          3
   Fixed maturity securities, trading                  273       273        174        174
   Equity securities, available for sale                44        44         71         71
   Equity securities, trading                            1         1          1          1
   Mortgage and other loans                          3,995     4,208      4,219      4,206
   Policy loans                                        943       943        956        956
   Partnerships and other invested assets            2,066     2,066      1,686      1,686
   Short-term investments                            4,648     4,648      5,678      5,678
   Derivative assets                                     8         8         10         10
   Accrued investment income                           444       444        395        395
   Separate account assets                          25,366    25,366     22,928     22,928
LIABILITIES:
   Policyholder contract deposits (1)              $33,985   $37,447    $32,428    $34,509
   Derivative liabilities                               42        42         21         21

(1)Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

4. INVESTMENTS

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE

Fixed maturity and equity securities classified as available-for-sale are reported at fair value. The cost or amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale by major category follow:

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                Other-Than-
                                                       Cost or    Gross      Gross    Estimated  Temporary
                                                      Amortized Unrealized Unrealized   Fair    Impairments
                                                        Cost      Gains      Losses     Value     in AOCI
                                                      --------- ---------- ---------- --------- -----------
                                                                          (In millions)
December 31, 2010
-----------------
Fixed maturity securities, available for sale:
   U.S. government securities and government
     sponsored entities                                $   176    $   13     $  --     $   189     $  --
   Foreign government                                      298        25        (1)        322        --
   Obligations of states, municipalities and
     political subdivisions                                 86         3        (1)         88        --
   Corporate debt                                       17,458     1,321      (135)     18,644        22
   RMBS                                                  5,097       146      (246)      4,997      (105)
   CMBS                                                  1,438       143      (168)      1,413        (8)
   CDO/ABS                                               1,290        70       (71)      1,289       (14)
   Affiliated securities                                   141        --       (14)        127        --
                                                       -------    ------     -----     -------     -----
Total fixed maturity securities, available for sale     25,984     1,721      (636)     27,069      (105)
                                                       -------    ------     -----     -------     -----
Equity securities, available for sale:
   Common stocks                                             9         9        --          18        --
   Preferred stocks                                         17        10        (1)         26        --
   Mutual funds                                             --        --        --          --        --
                                                       -------    ------     -----     -------     -----
Total equity securities, available for sale                 26        19        (1)         44        --
                                                       -------    ------     -----     -------     -----
Total                                                  $26,010    $1,740     $(637)    $27,113     $(105)
                                                       =======    ======     =====     =======     =====

                                                                                                Other-Than-
                                                       Cost or    Gross      Gross    Estimated  Temporary
                                                      Amortized Unrealized Unrealized   Fair    Impairments
                                                        Cost      Gains      Losses     Value     in AOCI
                                                      --------- ---------- ---------- --------- -----------
                                                                          (In millions)
December 31, 2009
-----------------
Fixed maturity securities, available for sale:
   U.S. government securities and government
     sponsored entities                                $   167    $   --    $    (4)   $   163     $  --
   Foreign government                                      208        21         (2)       227        --
   Obligations of states, municipalities and
     political subdivisions                                 58         2         --         60        --
   Corporate debt                                       13,628       925       (194)    14,359        19
   RMBS                                                  5,929       176       (651)     5,454      (173)
   CMBS                                                  1,698        21       (679)     1,040      (188)
   CDO/ABS                                               1,130        56       (108)     1,078        11
   Affiliated securities                                   159        --        (46)       113        --
                                                       -------    ------    -------    -------     -----
Total fixed maturity securities, available for sale     22,977     1,201     (1,684)    22,494      (331)
                                                       -------    ------    -------    -------     -----
Equity securities, available for sale:
   Common stocks                                            23        24         (1)        46        --
   Preferred stocks                                         20         7         (2)        25        --
                                                       -------    ------    -------    -------     -----
Total equity securities, available for sale                 43        31         (3)        71        --
                                                       -------    ------    -------    -------     -----
Total                                                  $23,020    $1,232    $(1,687)   $22,565     $(331)
                                                       =======    ======    =======    =======     =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010 and 2009:

                                                      Less than 12 Months 12 Months or More       Total
                                                      ------------------  ----------------  ----------------
                                                                Gross              Gross             Gross
                                                      Fair    Unrealized  Fair   Unrealized Fair   Unrealized
December 31, 2010                                     Value     Losses    Value    Losses   Value    Losses
-----------------                                     ------  ----------  ------ ---------- ------ ----------
                                                                          (In millions)
Fixed maturity securities, available for sale:
   U.S. government securities and government
     sponsored entities                               $   --    $  --     $   --   $  --    $   --   $  --
   Foreign government                                     46       (1)        --      --        46      (1)
   Obligations of states, municipalities and
     political subdivisions                               30       (1)        --      --        30      (1)
   Corporate debt                                      2,573     (104)       372     (31)    2,945    (135)
   RMBS                                                1,245      (22)     1,161    (224)    2,406    (246)
   CMBS                                                  106       (2)       648    (166)      754    (168)
   CDO/ABS                                               551      (38)       180     (33)      731     (71)
   Affiliated securities                                  --       --         85     (14)       85     (14)
                                                      ------    -----     ------   -----    ------   -----
Total fixed maturity securities, available for sale    4,551     (168)     2,446    (468)    6,997    (636)
                                                      ------    -----     ------   -----    ------   -----
Equity securities, available for sale:
   Common stocks                                          --       --         --      --        --      --
   Preferred stocks                                        2       (1)        --      --         2      (1)
   Mutual funds                                           --       --         --      --        --      --
                                                      ------    -----     ------   -----    ------   -----
Total equity securities, available for sale                2       (1)        --      --         2      (1)
                                                      ------    -----     ------   -----    ------   -----
Total                                                 $4,553    $(169)    $2,446   $(468)   $6,999   $(637)
                                                      ======    =====     ======   =====    ======   =====

                                                      Less than 12 Months 12 Months or More       Total
                                                      ------------------  ----------------  ----------------
                                                                Gross              Gross             Gross
                                                      Fair    Unrealized  Fair   Unrealized Fair   Unrealized
December 31, 2009                                     Value     Losses    Value    Losses   Value    Losses
-----------------                                     ------  ----------  ------ ---------- ------ ----------
                                                                          (In millions)
Fixed maturity securities, available for sale:
   U.S. government securities and government
     sponsored entities                               $  160   $    (4)   $   --   $  --    $  160  $    (4)
   Foreign government                                     16        (1)       14      (1)   $   30  $    (2)
   Corporate debt                                      2,406      (107)    1,160     (87)    3,566     (194)
   RMBS                                                  930      (336)    1,460    (315)    2,390     (651)
   CMBS                                                  598      (640)      188     (39)      786     (679)
   CDO/ABS                                               306       (93)      179     (15)      485     (108)
   Affiliated securities                                  --        --        72     (46)       72      (46)
                                                      ------   -------    ------   -----    ------  -------
Total fixed maturity securities, available for sale    4,416    (1,181)    3,073    (503)    7,489   (1,684)
                                                      ------   -------    ------   -----    ------  -------
Equity securities, available for sale:
   Common stocks                                           5        (1)       --      --         5       (1)
   Preferred stocks                                        2        (2)       --      --         2       (2)
                                                      ------   -------    ------   -----    ------  -------
Total equity securities, available for sale                7        (3)       --      --         7       (3)
                                                      ------   -------    ------   -----    ------  -------
Total                                                 $4,423   $(1,184)   $3,073   $(503)   $7,496  $(1,687)
                                                      ======   =======    ======   =====    ======  =======

As of December 31, 2010, the Company held 684 individual fixed maturity and equity securities that were in an unrealized loss position, of which 358 individual securities were in an unrealized loss position continuously for twelve months or more.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2010, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2010 were as follows:

                                                                  Total Fixed Maturity
                                                                  Available for Sale Securities
                                                                  -----------------------------
                                                                  Amortized      Estimated
                                                                    Cost         Fair Value
                                                                  ---------      ----------
                                                                     (In millions)
Due in one year or less                                            $   650        $   668
Due after one year through five years                                4,739          5,140
Due after five years through ten years                               9,722         10,290
Due after ten years                                                  3,048          3,272
Mortgage-backed, asset backed and collateralized securities          7,825          7,699
                                                                   -------        -------
Total fixed maturity securities, available for sale                $25,984        $27,069
                                                                   =======        =======

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2010, the Company's investments included one investment in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investment was in a short-term money market investment of $4.5 billion. At December 31, 2009, the Company's investments included two investments in single entities that each exceeded 10 percent of the Company's consolidated shareholder's equity. These investments included a short-term money market investment of $5.6 billion and highly-rated mortgage-backed securities of a single issuer of $491.8 million.

At December 31, 2010, $2.6 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

See Note 7 for information on events and transactions related to the Company's participation in AIG's U.S. Securities Lending Program.

4.2 FIXED MATURITY SECURITIES, TRADING

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of AIG sold to ML II all of their individual interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the New York Fed to ML II.

Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. The interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See
Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net unrealized gains and losses included in the consolidated statements of income (loss) from fixed maturity securities classified as trading securities in 2010, 2009 and 2008 were $107.5 million gains, $7.5 million gains and $84.7 million losses, respectively.

See Note 7 herein for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

4.3 MORTGAGE LOANS ON REAL ESTATE

At December 31, 2010, the Company had direct commercial U.S. mortgage loan exposure of $4.03 billion. At that date, substantially all of the loans were current.

The commercial loan exposure by state and type of loan, at December 31, 2010, were as follows:

State         # of Loans Amount* Apartments Offices Retail Industrial Hotels Other % of Total
-----         ---------- ------- ---------- ------- ------ ---------- ------ ----- ----------
                                              ($ In millions)
California        53     $  959     $ 32    $  447   $ 60     $193     $154  $ 73     23.8%
New York          30        532       75       340     80        3       10    24     13.2%
New Jersey        19        368      138        93    112        5       --    20      9.1%
Florida           31        343       24       111     78       75       --    55      8.5%
Texas             19        277       12        84     48       76       48     9      6.9%
Other states     141      1,556      283       490    431      126       85   141     38.5%
                 ---     ------     ----    ------   ----     ----     ----  ----    -----
   Total         293     $4,035     $564    $1,565   $809     $478     $297  $322    100.0%
                 ===     ======     ====    ======   ====     ====     ====  ====    =====

*  Excludes portfolio valuation allowance

The Company's mortgage and other loan valuation allowance activity are as follows:

                                       2010  2009  2008
                                       ----  ----  ----
                                        (In millions)
Allowance, beginning of year           $113  $  6  $--
   Additions to allowance for losses     85   131    6
   Charge-offs, net of recoveries       (61)  (24)  --
                                       ----  ----  ---
Allowance, end of period               $137  $113  $ 6
                                       ====  ====  ===

The Company's impaired mortgage loans are as follows:

                                              2010  2009  2008
                                              ----  ----  ----
                                               (In millions)
Impaired loans with valuation allowances      $242  $188  $--
Impaired loans without valuation allowances     59    65   --
                                              ----  ----  ---
   Total impaired loans                        301   253   --
Less: Valuation allowances on impaired loans   (61)  (46)  --
                                              ----  ----  ---
   Impaired loans, net                        $240  $207  $--
                                              ====  ====  ===

The Company recognized $13.6 million, $15.5 million and $1.3 million in interest income on the above impaired mortgage loans for the years ended December 31, 2010, 2009 and 2008, respectively.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4.4 INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                             2010     2009    2008
                                            ------  -------  ------
                                                 (In millions)
Investment income:
   Fixed maturities                         $1,795  $ 1,681  $1,410
   Equity securities                            --        2       2
   Mortgage and other loans receivable         261      295     278
   Policy loans                                 51       53      56
   Partnerships and other invested assets      146       (5)   (415)
   Other investment income                      17       19     100
                                            ------  -------  ------
Gross investment income                      2,270   2 ,045   1,431
Investment expenses                            (24)     (23)    (17)
                                            ------  -------  ------
Net investment income                       $2,246  $ 2,022  $1,414
                                            ======  =======  ======

The carrying value of investments that produced no investment income during 2010 was $244.1 million, which is 0.6 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

4.5 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                                              2010   2009    2008
                                                                             -----  -----  -------
                                                                                 (In millions)
Sales of fixed maturity securities, available for sale:
   Gross gains                                                               $ 233  $ 183  $   678
   Gross losses                                                                (21)   (35)    (898)
Sales of equity securities, available for sale:
   Gross gains                                                                  20      8       17
   Gross losses                                                                 (1)    (2)      --
Mortgage and other loans:
   Gross gains                                                                  12      6       --
   Gross losses                                                                (85)  (133)      (3)
Partnerships and other invested assets:
   Gross gains                                                                  15     10       25
   Gross losses                                                                 (8)   (18)      (7)
Derivatives:
   Gross gains                                                                 259    289      751
   Gross losses                                                               (226)  (322)    (882)
Securities lending collateral, including other-than-temporary impairments       30     (5)  (3,562)
Other-than-temporary impairments:
   Total other-than-temporary impairments on available for sale securities    (296)  (623)  (3,060)
   Portion of other-than-temporary impairments on available for sale fixed
     maturity securities recognized in accumulated other comprehensive loss   (114)  (156)      --
                                                                             -----  -----  -------
Net other-than-temporary impairments on available for sale securities
  recognized in net income (loss)                                             (410)  (779)  (3,060)
Other-than-temporary impairments on all other investments                      (29)  (108)     (37)
                                                                             -----  -----  -------
Net realized investment gains (losses) before taxes                          $(211) $(906) $(6,978)
                                                                             =====  =====  =======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


CREDIT IMPAIRMENTS

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the
Company:

                                                                                 Twelve             Nine
                                                                              Months Ended      Months Ended
                                                                            December 31, 2010 December 31, 2009
                                                                            ----------------- -----------------
                                                                                       (In millions)
Balance, beginning of period                                                     $1,306            $   --
Increases due to:
   Credit losses remaining in accumulated deficit related to the adoption
     of new other-than-temporary impairment standard                                 --             1,101
   Credit impairments on new securities subject to impairment losses                104                24
   Additional credit impairments on previously impaired securities                  293               357
Reductions due to:
   Credit impaired securities fully disposed for which there was no prior
     intent or requirement to sell                                                   93               141
   Credit impaired securities for which there is a current intent or
     anticipated requirement to sell                                                  4                --
   Accretion on securities previously impaired due to credit                         43                35
Other                                                                               (18)               --
                                                                                 ------            ------
Balance, end of year                                                             $1,545            $1,306
                                                                                 ======            ======

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, held at:

                                                     Derivative Assets   Derivative Liabilities
                                                     Notional    Fair     Notional     Fair
                                                    Amount (1) Value (2) Amount (1)  Value (2)
                                                    ---------- --------- ----------  ---------
                                                                  (In millions)
December 31, 2010
-----------------
Derivatives not designated as hedging instruments:
   Interest rate contracts                            $   33     $  3      $   --      $ --
   Foreign exchange contracts                             84        9         202        54
   Equity contracts                                    1,820        8          --        --
   Other contracts /(3)/                                  --       --       2,039        64
                                                      ------     ----      ------      ----
Total derivatives, gross                              $1,937       20      $2,241       118
                                                      ======               ======
   Counterparty netting /(4)/                                     (12)                  (12)
   Cash collateral                                                 --                    --
                                                                 ----                  ----
Total derivatives, net                                              8                   106
Less: Bifurcated embedded derivatvies /(5)/                        --                    64
                                                                 ----                  ----
Total derivative instruments on balance sheets                   $  8                  $ 42
                                                                 ====                  ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                     Derivative Assets   Derivative Liabilities
                                                     Notional    Fair     Notional     Fair
                                                    Amount (1) Value (2) Amount (1)  Value (2)
                                                    ---------- --------- ----------  ---------
                                                                  (In millions)
December 31, 2009
-----------------
Derivatives not designated as hedging instruments:
   Interest rate contracts                            $   33     $  3      $   --      $ --
   Foreign exchange contracts                             84        8         227        31
   Equity contracts                                    1,877        9          --        --
   Other contracts /(3)/                                  --       --       1,636        76
                                                      ------     ----      ------      ----
Total derivatives, gross                              $1,994       20      $1,863       107
                                                      ======               ======
   Counterparty netting /(3)/                                     (10)                  (10)
   Cash collateral                                                 --                    --
                                                                 ----                  ----
Total derivatives, net                                             10                    97
Less: Bifurcated embedded derivatvies                              --                    76
                                                                 ----                  ----
Total derivative instruments on balance sheets                   $ 10                  $ 21
                                                                 ====                  ====

(1) Notional or contractual amounts of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent the amounts used to calculate contractual cash flows to be exchanged and are only paid or received for certain contracts, such as currency swaps.
(2) Fair value amounts are shown before the effects of counterparty netting adjustments. See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.
(3) Included in the Other contracts are bifurcated embedded derivatives, which are recorded in policyholder contract deposits.
(4) Represents netting of derivative exposures covered by a qualifying master netting agreement.
(5) Current period includes a change in valuation assumption relating to embedded policy derivatives.

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to hedge certain guarantees of variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the consolidated statements of income
(loss):

                                                    2010   2009   2008
                                                    ----  -----  -----
                                                       (In millions)
Derivatives not designated as hedging instruments:
   Interest rate contracts                          $  2  $   1  $   2
   Foreign exchange contracts                        (24)   (49)    79
   Equity contracts                                   28   (131)   147
   Other contracts                                    27    146   (358)
                                                    ----  -----  -----
Total                                               $ 33  $ (33) $(130)
                                                    ====  =====  =====

The Company issues certain variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in the policyholder contract deposits of the consolidated balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying consolidated statements of income (loss).

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2010 and December 31, 2009, the Company had $20.4 million and $12.9 million of net derivative liabilities, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date. See Note 14 for additional discussion on this related party relationship.

6. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support, or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

While the Company enters into various arrangements with VIEs in the normal course of business, the Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. In all instances, the Company consolidates the VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's involvements with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party, or group of related parties, that absorbs a majority of the expected losses of the VIE, receives a majority of the expected residual returns of the VIE, or both.

For all other variable interest entities, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

EXPOSURE TO LOSS

The Company's total off-balance sheet exposure associated with VIEs was $42.9 million at December 31, 2010. The Company had no off balance sheet exposure associated with VIEs at December 31, 2009.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                                               Maximum Exposure to Loss
                                                             ----------------------------
                                                   Total VIE On-Balance Off-Balance
                                                    Assets     Sheet       Sheet    Total
                                                   --------- ---------- ----------- -----
                                                               (In millions)
December 31, 2010
-----------------
Real estate and investment funds                    $ 1,923     $174        $43     $217
Maiden Lane II                                       16,455      250         --      250
Castle 1 Trust                                          871      153         --      153
Castle 2 Trust                                          881       98         --       98
                                                    -------     ----        ---     ----
Total                                               $20,130     $675        $43     $718
                                                    =======     ====        ===     ====
December 31, 2009
-----------------
Real estate and investment funds                    $   887     $138        $--     $138
Maiden Lane II                                       15,911      132         --      132
Castle 1 Trust                                          908      140         --      140
Castle 2 Trust                                          921       90         --       90
                                                    -------     ----        ---     ----
Total                                               $18,627     $500        $--     $500
                                                    =======     ====        ===     ====

BALANCE SHEET CLASSIFICATION

The Company's interest in the assets and liabilities of unconsolidated VIEs were classified on the Company's consolidated balance sheets as follows:

                                                   At December 31,
                                                   ---------------
                                                   Unconsolidated
                                                     VIEs
                                                   ---------------
                                                   2010    2009
                                                   ----    ----
                                                   (In millions)
Assets:
   Available for sale securities                   $ 86    $ 72
   Trading securities                               250     132
   Other invested assets                            339     296
                                                    ----    ----
Total assets                                       $675    $500
                                                    ====    ====

REAL ESTATE AND INVESTMENT FUNDS

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Investments (an affiliate). The Company typically is not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs.

MAIDEN LANE II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Notes 3 herein for further discussion.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


AIRCRAFT TRUSTS

AIG has created two VIEs, Castle 1 Trust and Castle 2 Trust, for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. Under a servicing agreement, International Lease Finance Corporation, an affiliate, acts as servicer for the aircraft owned by these entities. The Company and other AIG subsidiaries hold beneficial interests in these entities. These beneficial interests include passive investments in non-voting preferred equity and in debt issued by these entities. The debt of these entities is not an obligation of, or guaranteed by, the Company or by AIG or any of AIG's subsidiaries. The Company has determined that it is not the primary beneficiary of these entities. Please see Note 14 herein for additional information on these entities.

RMBS, CMBS, OTHER ABS AND CDOS

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, AIG has determined that it is not the primary beneficiary of these entities. The fair values of the Company's investments in these structures are reported in Note 3 Fair Value and Note 4 Investments herein.

MORTGAGE BACKED SECURITIES

The Company is a passive investor in mortgage backed securities primarily issued by domestic entities that are typically structured as a Qualifying Special Purpose Entity ("QSPE"). The Company does not sponsor or transfer assets to the entities and was not involved in the design of the entities; as such, the Company has not included these entities in the above table. As the non-sponsor and non-transferor, the Company does not have the information needed to conclusively verify that these entities are QSPEs. The Company's maximum exposure is limited to its investment in securities issued by these entities and is not the primary beneficiary of the overall entity activities. The fair value of the Company's investment in mortgage backed securities is disclosed in Note 3.

7. SECURITIES LENDING PROGRAM

The Company and certain other wholly owned U.S. insurance company subsidiaries of AIG historically participated in AIG's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

On December 12, 2008, the Securities Lending Program was terminated, following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. AIG made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                      (In millions)
For the year ended December 31, 2008:
Realized losses on securities lending collateral:
   Net realized losses on RMBS sold to ML II                             $  (379)
   Net realized losses on all other asset sales                             (352)
   Realized losses due to other-than-temporary declines in value          (2,831)
                                                                         -------
       Total                                                             $(3,562)
                                                                         =======
Net realized losses related to lent securities with insufficient collateral:
   Deemed sales of lent securities                                       $  (109)
   Forward purchase commitments                                             (174)
                                                                         -------
       Total                                                             $  (283)
                                                                         =======

At December 31, 2008, the Company's assets included undistributed funds held in the Securities Lending Program collateral account and a receivable from affiliate for amounts due to the Company from the Agent. The Company received settlement of these amounts during 2009, and terminated its securities lending agency agreement with the Agent effective as of December 31, 2009.

On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants reported the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. The assets distributed included corporate credit and other asset-backed securities. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and is reflected in other liabilities at December 31, 2009 and 2008. In 2010, a settlement with the Lehman estate was reached, and the settlement was funded on September 10, 2010. The Company recognized a realized gain in 2010 of $29.6 million as an adjustment to the estimated losses previously recorded on the sale treatment of the lent securities.

8. DEFERRED POLICY ACQUISITIONS COSTS, COST OF INSURANCE PURCHASED AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in deferred acquisition costs:

                                                   2010       2009       2008
                                                  ------  ------------- ------
                                                          (In millions)
Balance at January 1                              $2,153     $2,497     $1,984
   Deferrals                                         153        139        175
   Amortization expense                             (124)      (122)      (184)
   Effect of net unrealized (gains) losses on
     securities (1)                                 (282)      (394)       169
   Effect of net realized (gains) losses on
     securities (2)                                   22         86        505
   Effect of unlocking of assumptions used in
     estimating future gross profits                  --        (57)      (154)
   Increase due to foreign exchange                    1          4          2
                                                  ------     ------     ------
Balance at December 31                            $1,923     $2,153     $2,497
                                                  ======     ======     ======

(1) In 2010, an increase of $0.2 million related to the cumulative effect of adopting a new embedded credit derivative guidance is not reflected as it is offset in (2) below with no net effect impact to the DAC balance. In 2009, an increase of $303.0 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (2) below with no net impact to the DAC balance.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


(2) In 2010, a decrease of $0.2 million related to the cumulative effect of adopting a new embedded credit derivative guidance is not reflected as it is offset in (1) above with no net effect impact to the DAC balance. In 2009, a decrease of $303.0 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (1) above with no net impact to the DAC balance.

The following table summarizes the activity in cost of insurance purchased:

                                                        2010     2009      2008
                                                        ---- ------------- ----
                                                             (In millions)
Balance at January 1                                    $ 3       $ 4      $ 5
   Deferrals                                             --        --       --
   Amortization expense                                  --        (1)      (1)
   Effect of net unrealized (gains) losses on
     securities                                          --        --       --
   Effect of net realized (gains) losses on securities   --        --       --
   Effect of unlocking of assumptions used in
     estimating future gross profits                     --        --       --
                                                        ---       ---      ---
Balance at December 31                                  $ 3       $ 3      $ 4
                                                        ===       ===      ===

CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $0.4 million, $0.3 million, $0.3 million, $0.3 million and $0.2 million, respectively.

The following table summarizes the activity in deferred sales inducements:

                                                      2010      2009      2008
                                                      ----  ------------- ----
                                                            (In millions)
Balance at January 1                                  $172      $146      $ 83
   Deferrals                                            37        43        42
   Amortization expense                                (11)       (6)        9
   Effect of net unrealized (gains) losses on
     securities (1)                                    (25)      (14)        9
   Effect of net realized (gains) losses on
     securities (2)                                      3         4        20
   Effect of unlocking of assumptions used in
     estimating future gross profits                    --        (1)      (17)
                                                      ----      ----      ----
Balance at December 31                                $176      $172      $146
                                                      ====      ====      ====

(1) In 2009, an increase of $10.5 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (2) below with no net impact to the sales inducement balance.
(2) In 2009, a decrease of $10.5 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (1) above with no net impact to the sales inducement balance.

The Company adjusts amortization (an "unlocking") when the assumptions underlying the estimates of future gross profits to be realized are revised. The Company reviews the assumptions underlying these estimates at least annually. In 2010, the Company reviewed the underlying assumptions and no unlocking adjustments were made. In 2009, amortization increased primarily as a result of reductions in the long-term growth rate assumptions. In 2008, amortization increased to reflect an increase in projected surrenders. In the first quarter of 2009, the long-term growth rate assumption was reduced to 8.5 percent from 10.0 percent.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                          2010         2009
                                                      -----------  -----------
                                                           ($ In millions)
In the event of death (GMDB):
   Account value                                      $    45,901  $    42,095
   Net amount at risk (a)                                   1,687        2,987
   Average attained age of contract holders                    58           57
   Range of guaranteed minimum return rates                 2 - 3%       2 - 3%
Annual withdrawals at specified date (GMWB):
   Account value                                      $     2,490  $     2,092
   Net amount at risk (b)                                     308          313
   Weighted average period remaining until
     guaranteed payment                                19.6 years   19.7 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in policyholder contract deposits (GMWB) and future policy benefits (GMDB/GMIB) on the consolidated balance sheets:

                          2010    2009
                          ----   -----
                          (In millions)
Balance at January 1      $ 89   $ 227
Reserve decrease           (21)   (126)
Guaranteed benefits paid    (7)    (12)
                          ----   -----
Balance at December 31    $ 61   $  89
                          ====   =====

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2010 and 2009:

    . Data used was 1,000 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 10 percent.

    .  Volatility assumption was 16 percent.

    .  Mortality was assumed to be 70 percent of the 1983a and Ult.M tables.

    . Lapse rates vary by contract type and duration and range from 7 percent to 13 percent with an average of 10 percent.

    . The discount rate was 3 percent to 7 percent with an average of 6 percent.

10. REINSURANCE

On December 1, 2006, with an effective date of October 1, 2006 ("Agreement 1") and on June 28, 2007, with an effective date of April 1, 2007 ("Agreement 2"), the Company entered into modified coinsurance and coinsurance reinsurance agreements with ALICO, pertaining to certain policies written via its branch in Japan. ALICO was a wholly owned, Delaware domiciled subsidiary of AIG, until its sale to MetLife, Inc. on November 1, 2010. The Company assumes liability for a quota share portion of contracts issued by ALICO that include a Guaranteed Minimum Income Benefit under Agreement 1 and a Guaranteed Minimum Withdrawal Benefit under Agreement 2.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The contracts assumed also include a Guaranteed Minimum Death Benefit provision under both Agreements 1 and 2. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions of Agreement 1. The benefits provided by the reinsured contracts under Agreement 1 are assumed with a 50 percent quota share under a modified coinsurance agreement. The benefits provided by the reinsured contracts under Agreement 2 are assumed with a varied quota share under a modified coinsurance agreement. Both agreements are unlimited in duration but were terminated for new business. Pursuant to the coinsurance portions of both Agreements, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB, GMWB and GMDB provisions of the reinsured contracts. The reserves for the GMIB, GMWB and GMDB were $28.3 million and $19.0 million for the years ended December 31, 2010 and 2009, respectively.

All monetary amounts of the Agreement and settlement transactions are expressed in Japanese Yen. The cumulative foreign currency translation adjustment related to all provisions of the Agreement was not significant to the Company's consolidated results of operations or financial condition.

Agreement 1 was amended to terminate the agreement for new business issued on and after April 1, 2008.

Agreement 2 was amended to terminate the agreement for new business issued on and after April 1, 2009.

11. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, non-cancelable operating leases, primarily for office space and equipment, which expire at various dates through 2017. At December 31, 2010, the future minimum lease payments under the operating leases are as follows:

            (In millions)
2011             $ 4
2012               3
2013               2
2014               1
2015               1
Thereafter        --
                 ---
Total            $11
                 ===

Rent expense was $5.7 million, $6.1 million and $6.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Commitments to Fund Partnership Investments

The Company had unfunded limited partnership investment commitments totaling $327.2 million at December 31, 2010. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under limited obligations to fund the remaining unfunded commitment for activities expressly specified in the constituent agreements governing the Company's investment in such limited partnerships.

Mortgage Loan Commitments

The Company had $21.9 million in commitments relating to mortgage loans at December 31, 2010.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


CONTINGENT LIABILITIES

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

All 50 states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $4.0 million and $1.7 million for these guarantee fund assessments at December 31, 2010, and 2009, respectively, which is reported within Other Liabilities in the accompanying consolidated balance sheet.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

12. SHAREHOLDER'S EQUITY

The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares have ever been issued.

Capital contributions received by the Company for the years ended December 31 were as follows:

                                             2010     2009       2008
                                             ---- ------------- ------
                                                  (In millions)
Cash from Parent                             $--     $1,230     $  240
Contributions related to Securities Lending
   Program (See Note 7)                       --         --      2,973
                                             ---     ------     ------
       Total cash contributions               --      1,230      3,213
Contributions of securities at fair value     --         --        693
All other non cash contributions              --          2         --
                                             ---     ------     ------
       Total capital contributions           $--     $1,232     $3,906
                                             ===     ======     ======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The components of accumulated other comprehensive income (loss) at December 31 were as follows:

                                                                             2010     2009     2008
                                                                            ------  -------  -------
                                                                                  (In millions)
Fixed maturity and equity securities, available for sale and partnerships:
   Gross unrealized gains                                                   $1,740  $ 1,232  $   541
   Gross unrealized losses                                                    (637)  (1,687)  (1,865)
Net unrealized gains on other invested assets                                  171       95       60
Adjustments to DAC, CIP and deferred sales inducements                        (215)      92      187
Foreign currency translation adjustments                                         5        6        1
Deferred federal and state income tax expense (benefit)                       (371)      99      382
                                                                            ------  -------  -------
   Accumulated other comprehensive income (loss) (1)                        $  693  $  (163) $  (694)
                                                                            ======  =======  =======

(1)Includes an increase of $1,021 million in 2009 related to the cumulative effect of adopting a new other-than-temporary impairment accounting standard. See Note 2.14 for additional disclosures on this new standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance ("TDI") are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations, and can only be paid out of the prior years positive unassigned surplus. The maximum amount of dividends that can be paid in 2011 without obtaining the prior approval of the Insurance Commissioner is $574.7 million.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The Company has one statutory permitted practice at December 31, 2010.

The Company and certain other domestic insurance subsidiaries (the "U.S. Participants"), of AIG historically participated in the Securities Lending Program. The Securities Lending Program was designed to elicit enhanced yields that would inure to the ultimate parent, AIG (through dividends or enhanced values of its wholly-owned subsidiaries), which issued guarantees intended to give loss protection to the insurance company participants in the Securities Lending Program. In 2007 and 2008, the Securities Lending Program incurred significant realized losses due to its investment of cash collateral received from third parties in long-term mortgage-backed securities. Concurrently, the Company and other U.S. Participants received capital contributions from their ultimate parent, AIG, to substantially offset the impact on surplus resulting from the realized losses under the Securities Lending Program. On December 12, 2008, the Securities Lending program was terminated, following the sale of long-term investments held in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions.

In 2010, in response to these unique circumstances, the Company received permission from the TDI to restate the statutory gross paid-in and contributed statutory surplus and the unassigned funds components of its statutory surplus at September 30, 2010, similar to the restatement of statutory surplus balances that occurs pursuant to the prescribed accounting guidance for quasi-reorganization. This statutory restatement resulted in an increase in statutory unassigned funds in an amount equal to the contributions received from AIG ($3.9 billion) that offset the Company's losses incurred as a result of their participation in the Securities Lending Program and a corresponding decrease in statutory gross paid in and contributed statutory surplus of $3.9 billion. The permitted practice had no impact on either the Company's net income or total statutory surplus or impact on these consolidated financial statements. In addition, there was no impact on the Company's risk-based capital results.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                                         2010   2009    2008
                                                        ------ ------ -------
                                                            (In millions)
Statutory net income (loss)                             $   74 $  130 ($4,498)
Statutory capital and surplus                           $3,800 $3,626  $2,844

13. FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income consist of the following:

                                                        Years ended December 31,
                                                        -----------------------
                                                         2010    2009    2008
                                                         -----   ----    -----
                                                          (In millions)
Current                                                 $ 141    $49    $ 219
Deferred                                                 (321)    27     (200)
                                                         -----   ---     -----
Total income tax expense / (benefit)                    $(180)   $76    $  19
                                                         =====   ===     =====

The US statutory income tax rate is 35 percent for 2010, 2009 and 2008. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate due to the following:

                                                        Years ended December 31,
                                                        -----------------------
                                                         2010   2009     2008
                                                        -----   ----   -------
                                                            (In millions)
US federal income tax (benefit) at statutory rate       $ 277   $(62)  $(2,277)
Adjustments:
   Valuation allowance                                   (451)   164     2,328
   Separate accounts dividends received deduction         (16)   (29)      (30)
   Other credits, taxes and settlement                     10      3        (2)
                                                        -----   ----   -------
Total income tax expense / (benefit)                    $(180)  $ 76   $    19
                                                        =====   ====   =======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the deferred tax liabilities and assets at December 31 are as follows:

                                                                         2010     2009
                                                                       -------  -------
                                                                         (In millions)
DEFERRED TAX LIABILITIES:
   Deferred policy acquisition costs                                   $   793  $   777
   Net unrealized gains on debt and equity securities available for
     sale                                                                  373       --
                                                                       -------  -------
Total deferred tax liabilities                                           1,166      777
                                                                       -------  -------
DEFERRED TAX ASSETS:
   Basis differential of investments                                    (2,003)  (2,093)
   Policy reserves                                                         (44)     (71)
   Net unrealized losses on debt and equity securities available for
     sale                                                                   --      (96)
   Other                                                                    (8)      (1)
                                                                       -------  -------
Total deferred tax assets before valuation allowance                    (2,055)  (2,261)
Valuation allowance                                                      1,578    2,024
                                                                       -------  -------
Net deferred tax (assets)/liabilities                                  $   689  $   540
                                                                       =======  =======

At December 31, 2010, the Company had the following capital loss carryforwards:

               Amount Year Expired
(In millions)  ------ ------------
    2008       $3,249     2014
    2009          268     2015
               ------
  Total        $3,517
               ======

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $2,055 million and concluded a $1,578 million valuation allowance was required to reduce the deferred tax asset at December 31, 2010 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and AIG entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of American International Group, the continuing earnings strength of the businesses AIG intends to retain and AIG's recently announced debt and preferred stock transactions with the New York Fed and United States Treasury, respectively, together with other actions AIG is taking, when assessing the

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or its results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                             December 31,
                                                             ------------
                                                             2010    2009
                                                             ----    ----
                                                             (In millions)
Gross unrecognized tax benefit at beginning of period        $115    $ 21
   Increases in tax positions for prior years                 122      94
   Decreases in tax positions for prior years                  --      --
   Increases in tax positions for current year                 --      --
   Lapse in statute of limitation settlement                   --      --
   Settlement                                                  --      --
                                                              ----   ----
Gross unrecognized tax benefit at end of period              $237    $115
                                                              ====   ====

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2010, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2010 and 2009, the Company's unrecognized tax benefits, excluding interest and penalties, were $237.6 million and $115.1 million respectively. As of December 31, 2010 and 2009, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $237.6 million and $115.1 million respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2010 and 2009, the Company had accrued $4.0 million and $2.9 million, respectively, for the payment of interest (net of federal benefit) and penalties. For the years ended December 31, 2010 and 2009, the Company recognized an expense of $1.0 million and $0.5 million, respectively, of interest (net of federal benefit) and penalties in the consolidated statements of income (loss).

The Company is currently under IRS examination for the taxable years 2003-2006. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company's taxable years 2001-2010 remain subject to examination by major tax jurisdictions.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


14. RELATED PARTY TRANSACTIONS

EVENTS RELATED TO AIG

On September 30, 2010, AIG entered into an agreement-in-principle with the U.S. Department of the Treasury (the "Department of the Treasury"), the New York Fed, and the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), for a series of integrated transactions to recapitalize AIG (the "Recapitalization"). AIG completed the Recapitalization on January 14, 2011. For more information regarding the Recapitalization, please see Note 16.

Additional information on AIG is provided in the Company's 2010 Annual Statement and is also publicly available in AIG's regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

OPERATING AGREEMENTS

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $55.1 million, $50.3 million and $56.9 million for the years ended December 31, 2010, 2009 and 2008, respectively. Accounts payable for such services at December 31, 2010 and 2009 were not material.

Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $6.9 million, $6.0 million and $9.9 million for the years ended December 31, 2010, 2009 and 2008, respectively. Accounts receivable for such services at December 31, 2010 and 2009 were not material.

NOTES OF AFFILIATES

On December 7, 2005, the Company acquired 5.75 percent Senior Note due
December 14, 2015, issued by Transatlantic Holdings, Inc. an affiliate of the Company at that time at a cost of $132.4 million. Other affiliates of the Company are holders of the same class of securities. On June 10, 2009, AIG closed a public offering of 29.9 million shares of Transatlantic Holdings, Inc. common stock owned by AIG. At the close of the public offering, AIG retained
13.9 percent of Transatlantic Holdings, Inc. outstanding common stock. As a result, AIG deconsolidated Transatlantic and the Company's investment in Transatlantic Holdings, Inc. was no longer considered affiliated. The Company recognized interest income of $3.2 million, $7.7 million and $7.6 million on the notes while they were still considered an affiliate during 2009, 2008 and 2007, respectively. On March 15, 2010, AIG closed a secondary public offering of 8.5 million shares of Transatlantic Holdings, Inc. common stock owned by American Home Assurance Company, a subsidiary of AIG, further reducing AIG's investment in this former affiliate.

On January 14, 2004, the Company purchased 19.9 percent of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The Company's investment in Castle 2 Trust preferred equity is reported within other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust, are held by affiliates of the Company, including the Parent. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheets. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 23, 2003, the Company purchased 25.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

voting equity of Castle 1 Trust are held by affiliates of the Company, including the Parent. On September 23, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheets. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 25, 2001, the Company invested $41.0 million in an adjustable rate Senior Promissory Note issued by American General Corporation ("AGC"), which matured on September 15, 2006. Upon maturity, the Company reinvested the $41.0 million in a 5.57 percent fixed rate Senior Promissory Note due September 15, 2011, issued by AGC. The Company recognized interest income on the note of $2.3 million, $2.3 million and $2.3 million during 2010, 2009 and 2008, respectively.

GUARANTEES

American Home Assurance Company ("American Home"), a subsidiary of AIG, has terminated the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to prospectively issued contracts issued by the Company. The Guarantee terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any contract or certificate issued after the Point of Termination. The Guarantee will continue to cover contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts and certificates are satisfied in full.

DERIVATIVES

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

OTHER

During the year ended December 31, 2008, the Company paid $4.0 million to an affiliate to administer the Company's securities lending program. (See Note 7).

Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2010, 2009 and 2008 totaled $9.3 million, $8.1 million, and $9.9 million, respectively.

15. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2010.

The Company is jointly and severally responsible with AIG and other participating companies for funding obligations for the AIG U.S. Plan, ERISA qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


16. SUBSEQUENT EVENTS

On January 14, 2011, AIG completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, AIG repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under AIG's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of AIG common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of AIG common stock; and
(iii) the shares of AIG's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of AIG's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of AIG common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued AIG common stock, representing ownership of approximately 92 percent of the outstanding AIG common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of AIG common stock on the open market.

On March 10, 2011, AIG submitted a binding bid to the New York Fed to purchase all of the RMBS owned by ML II for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other AIG companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining AIG's offer to purchase all of the RMBS held in the ML II portfolio and instead would sell these securities through a competitive process.

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its shareholder in an amount in excess of that required to maintain the specified minimum percentage.

The Company paid a $200 million dividend to its Parent on March 29, 2011.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                 ANNUAL REPORT
                               DECEMBER 31, 2010

                                   CONTENTS

Report of Independent Registered Public Accounting Firm....................  1
Statement of Assets and Liabilities and of Operations......................  2
Schedule of Portfolio Investments.......................................... 12
Statements of Changes in Net Assets........................................ 14
Notes to Financial Statements.............................................. 36

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note 1 of The Variable Annuity Life Insurance Company Separate Account A at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the management of The Variable Annuity Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment securities at December 31, 2010 by correspondence with the mutual fund companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 29, 2011

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                            STATEMENT OF OPERATIONS

                                                        VALIC          VALIC          VALIC           VALIC
                                                      COMPANY I      COMPANY I      COMPANY I       COMPANY I
                                                       CAPITAL        CAPITAL         MONEY           MONEY
                                                     CONSERVATION   CONSERVATION     MARKET I        MARKET I
                                                         FUND           FUND           FUND            FUND
                                                     ------------ ---------------  ------------  ----------------
                                                      DIVISION 1     DIVISION 7     DIVISION 2      DIVISION 6
                                                     ------------ ---------------  ------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2010
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds, at Fair
    Value........................................... $  2,535,706 $   138,685,621  $    745,638  $    387,074,060
   Balance Due From (To) VALIC General
    Account, Net....................................        2,413         (97,692)         (165)         (238,615)
   Receivable (Payable) For Mutual Fund Sales
    (Purchases), Net................................            3         333,035            --           799,975
                                                     ------------ ---------------  ------------  ----------------
Net Assets & Liabilities............................ $  2,538,122 $   138,920,964  $    745,473  $    387,635,420
                                                     ============ ===============  ============  ================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
   Reserves For Redeemable Annuity Contracts
    (Net of Applicable Contract Loans - Partial
    Withdrawals with Right of Reinvestment)......... $  2,227,821 $   138,780,057  $    745,473  $    387,616,064
   Reserves For Annuity Contracts On Benefit........      310,301         140,907            --            19,356
                                                     ------------ ---------------  ------------  ----------------
Total Contract Owner Reserves.......................    2,538,122     138,920,964       745,473       387,635,420
   Capital Surplus..................................           --              --            --                --
                                                     ------------ ---------------  ------------  ----------------
Total Contract Owner Reserves and Capital Surplus    $  2,538,122 $   138,920,964  $    745,473  $    387,635,420
                                                     ============ ===============  ============  ================
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding................... $  2,227,821 $   138,780,057  $    745,473  $    387,616,064
   Contracts in Payout (Annuitization) Period.......      310,301         140,907            --            19,356
   Funds Retained in Separate Account A by
    VALIC...........................................           --              --            --                --
                                                     ------------ ---------------  ------------  ----------------
TOTAL NET ASSETS                                     $  2,538,122 $   138,920,964  $    745,473  $    387,635,420
                                                     ============ ===============  ============  ================
TOTAL UNITS OUTSTANDING                               381,067.937  41,939,250.944   249,695.086   185,907,051.003
                                                     ============ ===============  ============  ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
INVESTMENT INCOME:
   Dividends From Mutual Funds...................... $     79,770 $     4,384,975  $         88  $         41,056
EXPENSES:
   Mortality And Expense Risk Charge................       25,367       1,262,494         8,740         3,879,526
   Reimbursements Of Expenses.......................           --              --            --                --
                                                     ------------ ---------------  ------------  ----------------
Net Investment Income (Loss)........................ $     54,403 $     3,122,481  $     (8,652) $     (3,838,470)
                                                     ------------ ---------------  ------------  ----------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Realized Gains (Losses) on Sale of Fund
    Shares.......................................... $        933 $       616,948  $         --  $             --
   Capital Gains Distributions From Mutual
    Funds...........................................           --              --           112            44,988
                                                     ------------ ---------------  ------------  ----------------
Realized Gains (Losses) On Investments..............          933         616,948           112            44,988
                                                     ------------ ---------------  ------------  ----------------
Change in Unrealized Appreciation (Depreciation)
 During The Period..................................      109,594       4,678,067            --                --
                                                     ------------ ---------------  ------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS......................................... $    164,930 $     8,417,496  $     (8,540) $     (3,793,482)
                                                     ============ ===============  ============  ================

                                                          VALIC             VALIC            VALIC
                                                        COMPANY I         COMPANY I        COMPANY I
                                                         MID CAP            ASSET          GOVERNMENT
                                                          INDEX           ALLOCATION       SECURITIES
                                                           FUND              FUND             FUND
                                                     ----------------  ---------------  ---------------
                                                        DIVISION 4        DIVISION 5       DIVISION 8
                                                     ----------------  ---------------  ---------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2010
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds, at Fair
    Value........................................... $  2,490,695,377  $   138,363,609  $   112,589,643
   Balance Due From (To) VALIC General
    Account, Net....................................          421,036          (24,260)        (179,433)
   Receivable (Payable) For Mutual Fund Sales
    (Purchases), Net................................        5,401,885          218,891          409,808
                                                     ----------------  ---------------  ---------------
Net Assets & Liabilities............................ $  2,496,518,298  $   138,558,240  $   112,820,018
                                                     ================  ===============  ===============
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
   Reserves For Redeemable Annuity Contracts
    (Net of Applicable Contract Loans - Partial
    Withdrawals with Right of Reinvestment)......... $  2,495,288,923  $   138,390,873  $   112,635,778
   Reserves For Annuity Contracts On Benefit........        1,229,375          167,367          184,240
                                                     ----------------  ---------------  ---------------
Total Contract Owner Reserves.......................    2,496,518,298      138,558,240      112,820,018
   Capital Surplus..................................               --               --               --
                                                     ----------------  ---------------  ---------------
Total Contract Owner Reserves and Capital Surplus    $  2,496,518,298  $   138,558,240  $   112,820,018
                                                     ================  ===============  ===============
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding................... $  2,495,288,923  $   138,390,873  $   112,635,778
   Contracts in Payout (Annuitization) Period.......        1,229,375          167,367          184,240
   Funds Retained in Separate Account A by
    VALIC...........................................               --               --               --
                                                     ----------------  ---------------  ---------------
TOTAL NET ASSETS                                     $  2,496,518,298  $   138,558,240  $   112,820,018
                                                     ================  ===============  ===============
TOTAL UNITS OUTSTANDING                               229,477,422.362   24,624,550.390   34,699,089.298
                                                     ================  ===============  ===============
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
INVESTMENT INCOME:
   Dividends From Mutual Funds...................... $     23,694,804  $     2,711,052  $     3,447,617
EXPENSES:
   Mortality And Expense Risk Charge................       20,458,331        1,270,316        1,152,075
   Reimbursements Of Expenses.......................               --               --               --
                                                     ----------------  ---------------  ---------------
Net Investment Income (Loss)........................ $      3,236,473  $     1,440,736  $     2,295,542
                                                     ----------------  ---------------  ---------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Realized Gains (Losses) on Sale of Fund
    Shares.......................................... $     (44,093953) $     1,700,608  $       (98,920)
   Capital Gains Distributions From Mutual
    Funds...........................................               --               --               --
                                                     ----------------  ---------------  ---------------
Realized Gains (Losses) On Investments..............      (44,093,953)       1,700,608          (98,920)
                                                     ----------------  ---------------  ---------------
Change in Unrealized Appreciation (Depreciation)
 During The Period..................................      536,430,357       13,533,713        1,381,477
                                                     ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS......................................... $    495,572,877  $    16,675,057  $     3,578,099
                                                     ================  ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)


                                                     VALIC                          VALIC            VALIC
                                                   COMPANY I        VALIC         COMPANY I        COMPANY I
                                                     STOCK        COMPANY I         STOCK            STOCK
                                                     INDEX          STOCK           INDEX            INDEX
                                                      FUND        INDEX FUND         FUND             FUND
                                                 --------------  ------------  ----------------  --------------
                                                  DIVISION 10A   DIVISION 10B    DIVISION 10C     DIVISION 10D
-                                                --------------  ------------  ----------------  --------------
STATEMENT OF ASSETS
 AND LIABILITIES
AS OF DECEMBER 31,2010
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds, at
    Fair Value.................................. $  119,955,861  $ 10,699,711  $  3,112,194,318  $   14,587,232
   Balance Due From (To) VALIC General
    Account, Net................................         (9,601)        1,880          (969,555)         (1,346)
   Receivable (Payable) For Mutual Fund
    Sales (Purchases), Net......................          1,320           206         7,240,396             462
                                                 --------------  ------------  ----------------  --------------
Net Assets & Liabilities........................ $  119,947,580  $ 10,701,797  $  3,118,465,159  $   14,586,348
                                                 ==============  ============  ================  ==============
CONTRACT OWNER RESERVES AND CAPITAL
 SURPLUS:
   Reserves For Redeemable Annuity
    Contracts (Net of Applicable Contract
    Loans - Partial Withdrawals with Right of
    Reinvestment)............................... $  117,838,848  $ 10,557,114  $  3,115,678,695  $   14,502,631
   Reserves For Annuity Contracts On
    Benefit.....................................      2,108,732       144,683         2,786,464          83,717
                                                 --------------  ------------  ----------------  --------------
   Total Contract Owner Reserves................    119,947,580    10,701,797     3,118,465,159      14,586,348
   Capital Surplus..............................             --            --                --              --
                                                 --------------  ------------  ----------------  --------------
Total Contract Owner Reserves and Capital
 Surplus........................................ $  119,947,580  $ 10,701,797  $  3,118,465,159  $   14,586,348
                                                 ==============  ============  ================  ==============
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding............... $  117,838,848  $ 10,557,114  $  3,115,678,695  $   14,502,631
   Contracts in Payout (Annuitization)
    Period......................................      2,108,732       144,683         2,786,464          83,717
   Funds Retained in Separate Account A by
    VALIC.......................................             --            --                --              --
                                                 --------------  ------------  ----------------  --------------
TOTAL NET ASSETS                                 $  119,947,580  $ 10,701,797  $  3,118,465,159  $   14,586,348
                                                 ==============  ============  ================  ==============
TOTAL UNITS OUTSTANDING                           4,862,645.989   254,531.890   646,778,840.736   1,590,900.692
                                                 ==============  ============  ================  ==============
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
INVESTMENT INCOME:
   Dividends From Mutual Funds.................. $    1,838,865  $    163,060  $     47,480,986  $      222,977
EXPENSES:
   Mortality And Expense Risk Charge............      1,156,690        66,437        27,295,551         136,805
   Reimbursements Of Expenses...................             --            --                --              --
                                                 --------------  ------------  ----------------  --------------
Net Investment Income (Loss).................... $      682,175  $     96,623  $     20,185,435  $       86,172
                                                 --------------  ------------  ----------------  --------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Realized Gains (Losses) on Sale of Fund
    Shares...................................... $   (1,444,271) $   (135,533) $    (82,362,635) $     (305,208)
   Capital Gains Distributions From Mutual
    Funds.......................................      1,746,281       154,850        45,090,393         211,750
                                                 --------------  ------------  ----------------  --------------
Realized Gains (Losses) On Investments..........        302,010        19,317       (37,272,242)        (93,458)
                                                 --------------  ------------  ----------------  --------------
Change in Unrealized Appreciation
 (Depreciation) During The Period...............     13,845,045     1,232,288       395,561,135       1,789,335
                                                 --------------  ------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                      $   14,829,230  $  1,348,228  $    378,474,328  $    1,782,049
                                                 ==============  ============  ================  ==============

                                                                        VALIC
                                                       VALIC          COMPANY I          VALIC
                                                     COMPANY I         GLOBAL          COMPANY I
                                                   INTERNATIONAL       SOCIAL            INT'L
                                                     EQUITIES         AWARENESS       GOVERNMENT
                                                       FUND             FUND           BOND FUND
                                                 ----------------  ---------------  ---------------
                                                    DIVISION 11      DIVISION 12      DIVISION 13
-                                                ----------------  ---------------  ---------------
STATEMENT OF ASSETS
 AND LIABILITIES
AS OF DECEMBER 31,2010
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds, at
    Fair Value.................................. $    912,323,777  $   282,148,756  $   160,600,964
   Balance Due From (To) VALIC General
    Account, Net................................          355,440         (282,911)          37,545
   Receivable (Payable) For Mutual Fund
    Sales (Purchases), Net......................        1,858,866          573,421           29,767
                                                 ----------------  ---------------  ---------------
Net Assets & Liabilities........................ $    914,538,083  $   282,439,266  $   160,668,276
                                                 ================  ===============  ===============
CONTRACT OWNER RESERVES AND CAPITAL
 SURPLUS:
   Reserves For Redeemable Annuity
    Contracts (Net of Applicable Contract
    Loans - Partial Withdrawals with Right of
    Reinvestment)............................... $    914,361,135  $   282,298,224  $   160,587,301
   Reserves For Annuity Contracts On
    Benefit.....................................          176,948          141,042           80,975
                                                 ----------------  ---------------  ---------------
   Total Contract Owner Reserves................      914,538,083      282,439,266      160,668,276
   Capital Surplus..............................               --               --               --
                                                 ----------------  ---------------  ---------------
Total Contract Owner Reserves and Capital
 Surplus........................................ $    914,538,083  $   282,439,266  $   160,668,276
                                                 ================  ===============  ===============
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding............... $    914,361,135  $   282,298,224  $   160,587,301
   Contracts in Payout (Annuitization)
    Period......................................          176,948          141,042           80,975
   Funds Retained in Separate Account A by
    VALIC.......................................               --               --               --
                                                 ----------------  ---------------  ---------------
TOTAL NET ASSETS                                 $    914,538,083  $   282,439,266  $   160,668,276
                                                 ================  ===============  ===============
TOTAL UNITS OUTSTANDING                           545,749,391.692   74,146,336.286   54,808,293.690
                                                 ================  ===============  ===============
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
INVESTMENT INCOME:
   Dividends From Mutual Funds.................. $     20,772,077  $     4,401,194  $     7,383,454
EXPENSES:
   Mortality And Expense Risk Charge............        7,943,465        2,599,429        1,489,442
   Reimbursements Of Expenses...................               --               --               --
                                                 ----------------  ---------------  ---------------
Net Investment Income (Loss).................... $     12,828,612  $     1,801,765  $     5,894,012
                                                 ----------------  ---------------  ---------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Realized Gains (Losses) on Sale of Fund
    Shares...................................... $    (25,153,642) $     6,869,948  $     2,589,797
   Capital Gains Distributions From Mutual
    Funds.......................................               --               --               --
                                                 ----------------  ---------------  ---------------
Realized Gains (Losses) On Investments..........      (25,153,642)       6,869,948        2,589,797
                                                 ----------------  ---------------  ---------------
Change in Unrealized Appreciation
 (Depreciation) During The Period...............       73,642,619       21,883,776        1,974,225
                                                 ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                      $     61,317,589  $    30,555,489  $    10,458,034
                                                 ================  ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                         VALIC COMPANY I   VALIC COMPANY I  VALIC COMPANY I    VALIC COMPANY I     VALIC COMPANY I
                         SMALL CAP INDEX     CORE EQUITY    GROWTH & INCOME  SCIENCE & TECHNOLOGY     SMALL CAP
                              FUND              FUND             FUND                FUND               FUND
  STATEMENT OF ASSETS   ----------------  ----------------  ---------------  -------------------- ----------------
    AND LIABILITIES        DIVISION 14       DIVISION 15      DIVISION 16        DIVISION 17         DIVISION 18
AS OF DECEMBER 31, 2010 ----------------  ----------------  ---------------  -------------------- ----------------
 ASSETS AND
  LIABILITIES:
   Investments in
    Shares Of
    Mutual Funds,
    at Fair Value       $    907,264,034  $    235,118,398  $    84,135,886    $    811,924,280   $    327,614,959
   Balance Due From
    (To) VALIC
    General
    Account, Net                (403,267)         (112,602)         (66,186)           (140,430)           (33,717)
   Receivable
    (Payable) For
    Mutual Fund
    Sales
    (Purchases), Net           2,092,647           426,877           94,777           1,035,107            432,151
                        ----------------  ----------------  ---------------    ----------------   ----------------
 Net Assets &
  Liabilities           $    908,953,414  $    235,432,673  $    84,164,477    $    812,818,957   $    328,013,393
                        ================  ================  ===============    ================   ================
 CONTRACT OWNER
  RESERVES AND
  CAPITAL SURPLUS:
   Reserves For
    Redeemable
    Annuity
    Contracts (Net
    of Applicable
    Contract Loans
    - Partial
    Withdrawals
    with Right of
    Reinvestment)       $    908,496,097  $    235,224,677  $    84,104,121    $    812,361,255   $    327,761,552
   Reserves For
    Annuity
    Contracts On
    Benefit                      457,317           207,996           60,356             457,702            251,841
                        ----------------  ----------------  ---------------    ----------------   ----------------
 Total Contract
  Owner Reserves             908,953,414       235,432,673       84,164,477         812,818,957        328,013,393
   Capital Surplus                    --                --               --                  --                 --
                        ----------------  ----------------  ---------------    ----------------   ----------------
 Total Contract
  Owner Reserves and
  Capital Surplus       $    908,953,414  $    235,432,673  $    84,164,477    $    812,818,957   $    328,013,393
                        ================  ================  ===============    ================   ================
 NET ASSETS
  ATTRIBUTABLE TO:
   Accumulation
    Units
    Outstanding         $    908,496,097  $    235,224,677  $    84,104,121    $    812,361,255   $    327,761,552
   Contracts in
    Payout
    (Annuitization)
    Period                       457,317           207,996           60,356             457,702            251,841
   Funds Retained
    in Separate
    Account A by
    VALIC                             --                --               --                  --                 --
                        ----------------  ----------------  ---------------    ----------------   ----------------
 TOTAL NET ASSETS       $    908,953,414  $    235,432,673  $    84,164,477    $    812,818,957   $    328,013,393
                        ================  ================  ===============    ================   ================
 TOTAL UNITS
  OUTSTANDING            239,145,143.749   114,336,646.851   37,680,048.843     293,661,819.918    114,707,056.783
                        ================  ================  ===============    ================   ================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2010
-----------------------
 INVESTMENT INCOME:
   Dividends From
    Mutual Funds        $      7,352,009  $      2,827,749  $       986,084    $         20,292   $        532,409
 EXPENSES:
   Mortality And
    Expense Risk
    Charge                     7,594,554         2,166,675          762,292           6,885,526          2,792,703
   Reimbursements
    Of Expenses                       --                --               --                  --                 --
                        ----------------  ----------------  ---------------    ----------------   ----------------
 Net Investment
  Income (Loss)         $       (242,545) $        661,074  $       223,792    $     (6,865,234)  $     (2,260,294)
                        ----------------  ----------------  ---------------    ----------------   ----------------
 REALIZED GAINS
  (LOSSES) ON
  INVESTMENTS:
   Realized Gains
    (Losses) on
    Sale of Fund
    Shares              $    (27,231,150) $     (2,853,955) $       531,369    $     25,625,044   $      3,504,472
   Capital Gains
    Distributions
    From Mutual
    Funds                             --                --               --                  --                 --
                        ----------------  ----------------  ---------------    ----------------   ----------------
 Realized Gains
  (Losses) On
  Investments                (27,231,150)       (2,853,955)         531,369          25,625,044          3,504,472
                        ----------------  ----------------  ---------------    ----------------   ----------------
 Change in
  Unrealized
  Appreciation
  (Depreciation)
  During The Period          214,806,444        27,181,255        7,744,946         123,511,240         72,918,608
                        ----------------  ----------------  ---------------    ----------------   ----------------
 INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS            $    187,332,749  $     24,988,374  $     8,500,107    $    142,271,050   $     74,162,786
                        ================  ================  ===============    ================   ================

                           VALIC COMPANY I     VALIC COMPANY I
                        INTERNATIONAL GROWTH I   CORE VALUE
                                 FUND               FUND
  STATEMENT OF ASSETS   ---------------------- ---------------
    AND LIABILITIES          DIVISION 20         DIVISION 21
AS OF DECEMBER 31, 2010 ---------------------- ---------------
 ASSETS AND
  LIABILITIES:
   Investments in
    Shares Of
    Mutual Funds,
    at Fair Value          $    595,970,291    $   151,115,726
   Balance Due From
    (To) VALIC
    General
    Account, Net                    416,550           (155,037)
   Receivable
    (Payable) For
    Mutual Fund
    Sales
    (Purchases), Net              1,600,256            361,165
                           ----------------    ---------------
 Net Assets &
  Liabilities              $    597,987,097    $   151,321,854
                           ================    ===============
 CONTRACT OWNER
  RESERVES AND
  CAPITAL SURPLUS:
   Reserves For
    Redeemable
    Annuity
    Contracts (Net
    of Applicable
    Contract Loans
    - Partial
    Withdrawals
    with Right of
    Reinvestment)          $    597,577,283    $   151,205,412
   Reserves For
    Annuity
    Contracts On
    Benefit                         409,814            116,442
                           ----------------    ---------------
 Total Contract
  Owner Reserves                597,987,097        151,321,854
   Capital Surplus                       --                 --
                           ----------------    ---------------
 Total Contract
  Owner Reserves and
  Capital Surplus          $    597,987,097    $   151,321,854
                           ================    ===============
 NET ASSETS
  ATTRIBUTABLE TO:
   Accumulation
    Units
    Outstanding            $    597,577,283    $   151,205,412
   Contracts in
    Payout
    (Annuitization)
    Period                          409,814            116,442
   Funds Retained
    in Separate
    Account A by
    VALIC                                --                 --
                           ----------------    ---------------
 TOTAL NET ASSETS          $    597,987,097    $   151,321,854
                           ================    ===============
 TOTAL UNITS
  OUTSTANDING               259,788,253.380     93,955,425.425
                           ================    ===============
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2010
-----------------------
 INVESTMENT INCOME:
   Dividends From
    Mutual Funds           $      7,819,119    $     1,825,426
 EXPENSES:
   Mortality And
    Expense Risk
    Charge                        4,844,746          1,246,183
   Reimbursements
    Of Expenses                          --                 --
                           ----------------    ---------------
 Net Investment
  Income (Loss)            $      2,974,373    $       579,243
                           ----------------    ---------------
 REALIZED GAINS
  (LOSSES) ON
  INVESTMENTS:
   Realized Gains
    (Losses) on
    Sale of Fund
    Shares                 $     (1,105,852)   $    (3,786,408)
   Capital Gains
    Distributions
    From Mutual
    Funds                                --                 --
                           ----------------    ---------------
 Realized Gains
  (Losses) On
  Investments                    (1,105,852)        (3,786,408)
                           ----------------    ---------------
 Change in
  Unrealized
  Appreciation
  (Depreciation)
  During The Period              54,634,846         21,073,965
                           ----------------    ---------------
 INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS               $     56,503,367    $    17,866,800
                           ================    ===============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                             VANGUARD            VANGUARD          VANGUARD          VANGUARD       VALIC COMPANY II
                        LT INVESTMENT GRADE LONG-TERM TREASURY    WINDSOR II        WELLINGTON     INTERNATIONAL SMALL
                               FUND                FUND              FUND              FUND          CAP EQUITY FUND
  STATEMENT OF ASSETS   ------------------- ------------------ ----------------  ----------------  -------------------
    AND LIABILITIES         DIVISION 22        DIVISION 23        DIVISION 24       DIVISION 25        DIVISION 33
AS OF DECEMBER 31, 2010 ------------------- ------------------ ----------------  ----------------  -------------------
 ASSETS AND
  LIABILITIES:
   Investments in
    Shares Of
    Mutual Funds,
     at Fair Value.....   $   191,112,076    $    288,303,733  $  1,459,541,324  $  1,553,449,495   $    636,526,881
   Balance Due From
    (To) VALIC
    General
     Account, Net......           (45,741)           (124,697)         (849,529)          450,598           (304,927)
   Receivable
    (Payable) For
    Mutual Fund
    Sales
    (Purchases), Net...           300,508             322,551         3,728,018         4,690,059          1,193,080
                          ---------------    ----------------  ----------------  ----------------   ----------------
 Net Assets &
  Liabilities             $   191,366,843    $    288,501,587  $  1,462,419,813  $  1,558,590,152   $    637,415,034
                          ===============    ================  ================  ================   ================
 CONTRACT OWNER
  RESERVES AND
  CAPITAL SURPLUS:
   Reserves For
    Redeemable
    Annuity
    Contracts (Net
    of Applicable
    Contract Loans
    - Partial
    Withdrawals
    with Right of
     Reinvestment).....   $   191,322,749    $    288,439,755  $  1,461,889,447  $  1,556,827,535   $    637,358,639
   Reserves For
    Annuity
    Contracts On
     Benefit...........            44,094              61,832           530,366         1,762,617             56,395
                          ---------------    ----------------  ----------------  ----------------   ----------------
 Total Contract
  Owner Reserves              191,366,843         288,501,587     1,462,419,813     1,558,590,152        637,415,034
    Capital Surplus....                --                  --                --                --                 --
                          ---------------    ----------------  ----------------  ----------------   ----------------
 Total Contract
  Owner Reserves and
  Capital Surplus         $   191,366,843    $    288,501,587  $  1,462,419,813  $  1,558,590,152   $    637,415,034
                          ===============    ================  ================  ================   ================
 NET ASSETS
  ATTRIBUTABLE TO:
   Accumulation
    Units
     Outstanding.......   $   191,322,749    $    288,439,755  $  1,461,889,447  $  1,556,827,535   $    637,358,639
   Contracts in
    Payout
    (Annuitization)
     Period............            44,094              61,832           530,366         1,762,617             56,395
   Funds Retained
    in Separate
    Account A by
     VALIC.............                --                  --                --                --                 --
                          ---------------    ----------------  ----------------  ----------------   ----------------
 Total Net Assets         $   191,366,843    $    288,501,587  $  1,462,419,813  $ $1,558,590,152   $    637,415,034
                          ===============    ================  ================  ================   ================
 TOTAL UNITS
  OUTSTANDING              80,640,987.045     120,333,020.583   655,224,445.890   590,076,189.082    338,205,868.859
                          ===============    ================  ================  ================   ================
STATEMENT OF
OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2010
------------------
 INVESTMENT INCOME:
   Dividends From
     Mutual Funds......   $    10,347,368    $    $12,504,516  $     28,232,488  $     41,681,012   $      6,064,294
 EXPENSES:
   Mortality And
    Expense Risk
     Charge............         2,203,158           3,706,646        17,029,668        17,138,720          5,699,001
   Reimbursements
     Of Expenses.......          (459,617)           (775,915)               --                --         (1,469,479)
                          ---------------    ----------------  ----------------  ----------------   ----------------
 Net Investment
  Income (Loss)           $     8,603,827    $      9,573,785  $     11,202,820  $     24,542,292   $      1,834,772
                          ---------------    ----------------  ----------------  ----------------   ----------------
 REALIZED GAINS
  (LOSSES) ON
  INVESTMENTS:
   Realized Gains
    (Losses) on
    Sale of Fund
     Shares............   $     1,215,919    $     (3,728,196) $    (37,609,883) $     (3,821,417)  $    (22,019,252)
   Capital Gains
    Distributions
    From Mutual
     Funds.............                --           8,503,812                --                --                 --
                          ---------------    ----------------  ----------------  ----------------   ----------------
 Realized Gains
  (Losses) On
  Investments                   1,215,919           4,775,616       (37,609,883)       (3,821,417)       (22,019,252)
                          ---------------    ----------------  ----------------  ----------------   ----------------
 Change in
  Unrealized
  Appreciation
  (Depreciation)
  During The Period             6,366,111           9,571,013       153,259,111       115,764,053        124,163,671
                          ---------------    ----------------  ----------------  ----------------   ----------------
 INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS              $    16,185,857    $     23,920,414  $    126,852,048  $    136,484,928   $    103,979,191
                          ===============    ================  ================  ================   ================

                        VALIC COMPANY II VALIC COMPANY II
                        SMALL CAP GROWTH SMALL CAP VALUE
                              FUND             FUND
  STATEMENT OF ASSETS   ---------------- ----------------
    AND LIABILITIES       DIVISION 35      DIVISION 36
AS OF DECEMBER 31, 2010 ---------------- ----------------
 ASSETS AND
  LIABILITIES:
   Investments in
    Shares Of
    Mutual Funds,
     at Fair Value..... $    69,198,813  $    446,944,999
   Balance Due From
    (To) VALIC
    General
     Account, Net......           4,929           (28,765)
   Receivable
    (Payable) For
    Mutual Fund
    Sales
    (Purchases), Net...          48,310         1,339,447
                        ---------------  ----------------
 Net Assets &
  Liabilities           $    69,252,052  $    448,255,681
                        ===============  ================
 CONTRACT OWNER
  RESERVES AND
  CAPITAL SURPLUS:
   Reserves For
    Redeemable
    Annuity
    Contracts (Net
    of Applicable
    Contract Loans
    - Partial
    Withdrawals
    with Right of
     Reinvestment)..... $    69,247,205  $    448,182,113
   Reserves For
    Annuity
    Contracts On
     Benefit...........           4,847            73,568
                        ---------------  ----------------
 Total Contract
  Owner Reserves             69,252,052       448,255,681
    Capital Surplus....              --                --
                        ---------------  ----------------
 Total Contract
  Owner Reserves and
  Capital Surplus       $    69,252,052  $    448,255,681
                        ===============  ================
 NET ASSETS
  ATTRIBUTABLE TO:
   Accumulation
    Units
     Outstanding....... $    69,247,205  $    448,182,113
   Contracts in
    Payout
    (Annuitization)
     Period............           4,847            73,568
   Funds Retained
    in Separate
    Account A by
     VALIC.............              --                --
                        ---------------  ----------------
 Total Net Assets       $    69,252,052  $    448,255,681
                        ===============  ================
 TOTAL UNITS
  OUTSTANDING            40,164,657.252   184,160,576.792
                        ===============  ================
STATEMENT OF
OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2010
------------------
 INVESTMENT INCOME:
   Dividends From
     Mutual Funds...... $            --  $      4,441,554
 EXPENSES:
   Mortality And
    Expense Risk
     Charge............         473,558         3,630,853
   Reimbursements
     Of Expenses.......        (124,342)         (948,616)
                        ---------------  ----------------
 Net Investment
  Income (Loss)         $      (349,216) $      1,759,317
                        ---------------  ----------------
 REALIZED GAINS
  (LOSSES) ON
  INVESTMENTS:
   Realized Gains
    (Losses) on
    Sale of Fund
     Shares............ $      (343,171) $     (8,953,098)
   Capital Gains
    Distributions
    From Mutual
     Funds.............              --                --
                        ---------------  ----------------
 Realized Gains
  (Losses) On
  Investments                  (343,171)       (8,953,098)
                        ---------------  ----------------
 Change in
  Unrealized
  Appreciation
  (Depreciation)
  During The Period          15,851,503        96,096,296
                        ---------------  ----------------
 INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS            $    15,159,116  $     88,902,515
                        ===============  ================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                              VALIC                              VALIC
                          VALIC                             COMPANY II         VALIC          COMPANY II          VALIC
                      COMPANY II MID        VALIC            CAPITAL        COMPANY II         SOCIALLY         COMPANY II
                        CAP GROWTH      COMPANY II MID     APPRECIATION      LARGE CAP        RESPONSIBLE      MONEY MARKET
STATEMENT OF ASSETS        FUND         CAP VALUE FUND         FUND         VALUE FUND           FUND            II FUND
  AND LIABILITIES    ----------------  ----------------  ---------------  ---------------  ----------------  ----------------
AS OF DECEMBER 31,     DIVISION 37       DIVISION 38       DIVISION 39      DIVISION 40       DIVISION 41      DIVISION 44
       2010          ----------------  ----------------  ---------------  ---------------  ----------------  ----------------
ASSETS AND
 LIABILITIES:
Investments in
 Shares Of Mutual
 Funds, at Fair
 Value.............. $    160,803,897  $    554,028,338  $    30,727,111  $   165,123,606  $    760,412,901  $    185,474,521
Balance Due From
 (To) VALIC General
 Account, Net.......         (518,557)          450,038          (21,391)        (158,760)         (632,508)         (338,962)
Receivable
 (Payable) For
 Mutual Fund Sales
 (Purchases), Net...          713,712           582,826           64,595          384,809         2,457,181           656,065
                     ----------------  ----------------  ---------------  ---------------  ----------------  ----------------
Net Assets &
 Liabilities........ $    160,999,052  $    555,061,202  $    30,770,315  $   165,349,655  $    762,237,574  $    185,791,624
                     ================  ================  ===============  ===============  ================  ================
CONTRACT OWNER
 RESERVES AND
 CAPITAL SURPLUS:
Reserves For
 Redeemable Annuity
 Contracts (Net of
 Applicable
 Contract Loans -
 Partial
 Withdrawals with
 Right of
 Reinvestment)       $    160,992,713  $    554,911,931  $    30,770,315  $   165,337,254  $    762,192,462  $    185,747,034
Reserves For
 Annuity Contracts
 On Benefit.........            6,339           149,271                            12,401            45,112            44,590
                     ----------------  ----------------  ---------------  ---------------  ----------------  ----------------
Total Contract
 Owner Reserves.....      160,999,052       555,061,202       30,770,315      165,349,655       762,237,574       185,791,624
Capital Surplus
                     ----------------  ----------------  ---------------  ---------------  ----------------  ----------------
Total Contract
 Owner Reserves and
 Capital Surplus.... $    160,999,052  $    555,061,202  $    30,770,315  $   165,349,655  $    762,237,574  $    185,791,624
                     ================  ================  ===============  ===============  ================  ================
NET ASSETS
 ATTRIBUTABLE TO:
Accumulation Units
 Outstanding........ $    160,992,713  $    554,911,931  $    30,770,315  $   165,337,254  $    762,192,462  $    185,747,034
Contracts in Payout
 (Annuitization)
 Period.............            6,339           149,271                            12,401            45,112            44,590
Funds Retained in
 Separate Account A
 by VALIC                          --                --               --               --                --                --
                     ----------------  ----------------  ---------------  ---------------  ----------------  ----------------
TOTAL NET ASSETS.... $    160,999,052  $    555,061,202  $    30,770,315  $   165,349,655  $    762,237,574  $    185,791,624
                     ================  ================  ===============  ===============  ================  ================
TOTAL UNITS
 OUTSTANDING........  118,026,510.922   165,538,134.649   31,068,954.764   96,600,037.262   543,534,533.256   145,958,101.955
                     ================  ================  ===============  ===============  ================  ================
STATEMENT OF
OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2010
------------------
INVESTMENT INCOME:
Dividends From
 Mutual Funds....... $             --  $      3,395,984  $       114,160  $     2,048,103  $      8,187,549  $         21,115
EXPENSES:
Mortality And
 Expense Risk Charge        1,749,723         4,496,449          271,252        1,525,687         7,116,094         2,001,315
Reimbursements Of
 Expenses...........         (448,714)       (1,213,583)         (71,700)        (397,042)       (1,816,850)         (528,724)
                     ----------------  ----------------  ---------------  ---------------  ----------------  ----------------
Net Investment
 Income (Loss)...... $     (1,301,009) $        113,118  $       (85,392) $       919,458  $      2,888,305  $     (1,451,476)
                     ----------------  ----------------  ---------------  ---------------  ----------------  ----------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
Realized Gains
 (Losses) on Sale
 of Fund Shares..... $      4,479,959  $             --  $    (5,530,316) $    (7,400,527) $       (397,858) $    (28,627,314)
Capital Gains
 Distributions From
 Mutual Funds.......               --                --               --               --                --                --
                     ----------------  ----------------  ---------------  ---------------  ----------------  ----------------
Realized Gains
 (Losses) On
 Investments........ $      4,479,959  $     (5,530,316) $      (397,858) $    (7,400,527) $    (28,627,314) $             --
                     ----------------  ----------------  ---------------  ---------------  ----------------  ----------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The Period..       31,033,498        99,607,648        4,164,300       29,078,166       121,929,701                --
                     ----------------  ----------------  ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS......... $     34,212,448  $     94,190,450  $     3,681,050  $    22,597,097  $     96,190,692  $     (1,451,476)
                     ================  ================  ===============  ===============  ================  ================

                          VALIC
                        COMPANY I
                      NASDAQ-100 (R)
STATEMENT OF ASSETS     INDEX FUND
  AND LIABILITIES    ----------------
AS OF DECEMBER 31,     DIVISION 46
       2010          ----------------
ASSETS AND
 LIABILITIES:
Investments in
 Shares Of Mutual
 Funds, at Fair
 Value.............. $    114,995,240
Balance Due From
 (To) VALIC General
 Account, Net.......          (19,634)
Receivable
 (Payable) For
 Mutual Fund Sales
 (Purchases), Net...          144,475
                     ----------------
Net Assets &
 Liabilities........ $    115,120,081
                     ================
CONTRACT OWNER
 RESERVES AND
 CAPITAL SURPLUS:
Reserves For
 Redeemable Annuity
 Contracts (Net of
 Applicable
 Contract Loans -
 Partial
 Withdrawals with
 Right of
 Reinvestment)       $    115,111,845
Reserves For
 Annuity Contracts
 On Benefit.........            8,236
                     ----------------
Total Contract
 Owner Reserves.....      115,120,081
Capital Surplus
                     ----------------
Total Contract
 Owner Reserves and
 Capital Surplus.... $    115,120,081
                     ================
NET ASSETS
 ATTRIBUTABLE TO:
Accumulation Units
 Outstanding........ $    115,111,845
Contracts in Payout
 (Annuitization)
 Period.............            8,236
Funds Retained in
 Separate Account A
 by VALIC                          --
                     ----------------
TOTAL NET ASSETS.... $    115,120,081
                     ================
TOTAL UNITS
 OUTSTANDING........  187,997,148.283
                     ================
STATEMENT OF
OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2010
------------------
INVESTMENT INCOME:
Dividends From
 Mutual Funds....... $        268,344
EXPENSES:
Mortality And
 Expense Risk Charge          994,445
Reimbursements Of
 Expenses...........
                     ----------------
Net Investment
 Income (Loss)...... $       (726,101)
                     ----------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
Realized Gains
 (Losses) on Sale
 of Fund Shares..... $      1,234,917
Capital Gains
 Distributions From
 Mutual Funds.......               --
                     ----------------
Realized Gains
 (Losses) On
 Investments........ $      1,234,917
                     ----------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The Period..       17,480,380
                     ----------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS......... $     17,989,196
                     ================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                        VALIC COMPANY II  VALIC COMPANY II   VALIC COMPANY II   VIMGUARD LIFESTRATEGY VINGUARD LIFESTRATEGY
                        AGGRESSIVE GROWTH MODERATE GROWTH   CONSERVATIVE GROWTH        GROWTH            MODERATE GROWTH
  STATEMENT OF ASSETS    LIFESTYLE FUND    LIFESTYLE FUND     LIFESTYLE FUND            FUND                  FUND
    AND LIABILITIES     ----------------- ----------------  ------------------- --------------------- ---------------------
AS OF DECEMBER 31, 2010    DIVISION 48      DIVISION 49         DIVISION 50          DIVISION 52           DIVISION 53
----------------------- ----------------- ----------------  ------------------- --------------------- ---------------------
 ASSETS AND
   LIABILITIES:
   Investments in
    Shares Of Mutual
    Funds, at Fair
    Value..............  $   153,155,496  $    236,103,784    $   100,998,925      $   146,181,085       $   158,119,897
   Balance Due From
    (To) VALIC
    General Account,
    Net................         (204,498)          (83,933)            (7,207)              (1,957)              (49,094)
   Receivable
    (Payable) For
    Mutual Fund
    Sales
    (Purchases), Net...          556,292           425,271            191,947              173,842               486,273
                         ---------------  ----------------    ---------------      ---------------       ---------------
 Net Assets &
   Liabilities.........  $   153,507,290  $    236,445,122    $   101,183,665      $   146,352,970       $   158,557,076
                         ---------------  ----------------    ---------------      ---------------       ---------------
 CONTRACT OWNER
   RESERVES AND
   CAPITAL SURPLUS:
   Reserves For
    Redeemable
    Annuity
    Contracts (Net
    of Applicable......
   Contract Loans -
    Partial
    Withdrawals with
    Right of
    Reinvestment)......  $   153,497,523  $    236,439,329    $   101,183,665      $   146,331,193       $   158,547,155
   Reserves For
    Annuity
    Contracts On
    Benefit............            9,767             5,793                                  21,777                 9,921
                         ---------------  ----------------    ---------------      ---------------       ---------------
 Total Contract
   Owner Reserves
   Capital Surplus.....      153,507,290       236,445,122        101,183,665          146,352,970           158,557,076
                         ---------------  ----------------    ---------------      ---------------       ---------------
 Total Contract
   Owner Reserves
   and Capital
   Surplus.............  $   153,507,290  $    236,445,122    $   101,183,665      $   146,352,970       $   158,557,076
                         ---------------  ----------------    ---------------      ---------------       ---------------
 NET ASSETS
   ATTRIBUTABLE TO:
   Accumulation
   Units Outstanding...  $   153,497,523  $    236,439,329    $   101,183,665      $   146,331,193       $   158,547,155
   Contracts in
    Payout
    (Annuitization)
    Period.............            9,767             5,793                 --               21,777                 9,921
   Funds Retained in
    Separate Account
    A by VALIC.........               --                --                 --                   --                    --
                         ---------------  ----------------    ---------------      ---------------       ---------------
 TOTAL NET ASSETS......  $   153,507,290  $    236,445,122    $   101,183,665      $   146,352,970       $   158,557,076
                         ===============  ================    ===============      ===============       ===============
 TOTAL UNITS
   OUTSTANDING.........   78,398,125.222   113,111,626.927     48,658,177.801       93,569,168.665        98,281,349.787
                         ===============  ================    ===============      ===============       ===============
 STATEMENT OF
   OPERATIONS FOR
   THE YEAR ENDED
   DECEMBER 31, 2010
 INVESTMENT INCOME:
   Dividends From
    Mutual Funds.......  $     3,182,868  $      5,787,238    $     2,690,802      $     2,708,199       $     3,391,761
 EXPENSES:
   Mortality And
    Expense Risk
    Charge.............        1,200,346         1,865,284            764,243            1,580,364             1,753,893
   Reimbursements Of
    Expenses...........         (311,323)         (481,713)          (201,385)
                         ---------------  ----------------    ---------------      ---------------       ---------------
 Net Investment
   Income (Loss).......  $     2,293,845  $      4,403,667    $     2,127,944      $     1,127,835       $     1,637,868
                         ---------------  ----------------    ---------------      ---------------       ---------------
 REALIZED GAINS
   (LOSSES) ON
   INVESTMENTS:
   Realized Gains
    (Losses) on Sale
    of Fund Shares.....  $      (907,433) $        625,970    $     1,055,768      $      (123,710)      $       248,802
   Capital Gains
    Distribzutions
   From Mutual Funds...               --                --                                  58,761               239,351
                         ---------------  ----------------    ---------------      ---------------       ---------------
 Realized Gains
   (Losses) On
   Investments.........         (907,433)          625,970          1,055,768              (64,949)              488,153
                         ---------------  ----------------    ---------------      ---------------       ---------------
 Change in
   Unrealized
   Appreciation
   (Depreciation)
   During The Period...       17,608,948        22,106,903          7,035,561           16,321,757            14,704,021
                         ---------------  ----------------    ---------------      ---------------       ---------------
 INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS.....  $    18,995,360  $     27,136,540    $    10,219,273      $    17,384,643       $    16,830,042
                         ===============  ================    ===============      ===============       ===============

                        VANGUARD LIFESTRATEGY VALIC COMPANY II
                         CONSERVATIVE GROWTH     CORE BOND
  STATEMENT OF ASSETS           FUND                FUND
    AND LIABILITIES     --------------------- ----------------
AS OF DECEMBER 31, 2010      DIVISION 54        DIVISION 58
----------------------- --------------------- ----------------
 ASSETS AND
   LIABILITIES:
   Investments in
    Shares Of Mutual
    Funds, at Fair
    Value..............    $    62,190,678    $    245,618,158
   Balance Due From
    (To) VALIC
    General Account,
    Net................            (37,889)            498,769
   Receivable
    (Payable) For
    Mutual Fund
    Sales
    (Purchases), Net...            515,104             129,143
                           ---------------    ----------------
 Net Assets &
   Liabilities.........    $    62,667,893    $    246,246,070
                           ---------------    ----------------
 CONTRACT OWNER
   RESERVES AND
   CAPITAL SURPLUS:
   Reserves For
    Redeemable
    Annuity
    Contracts (Net
    of Applicable......
   Contract Loans -
    Partial
    Withdrawals with
    Right of
    Reinvestment)......    $    62,667,893    $    246,228,223
   Reserves For
    Annuity
    Contracts On
    Benefit............                 --              17,847
                           ---------------    ----------------
 Total Contract
   Owner Reserves
   Capital Surplus.....         62,667,893         246,246,070
                           ---------------    ----------------
 Total Contract
   Owner Reserves
   and Capital
   Surplus.............    $    62,667,893    $    246,246,070
                           ---------------    ----------------
 NET ASSETS
   ATTRIBUTABLE TO:
   Accumulation
   Units Outstanding...    $    62,667,893    $    246,228,223
   Contracts in
    Payout
    (Annuitization)
    Period.............                 --              17,847
   Funds Retained in
    Separate Account
    A by VALIC.........                 --                  --
                           ---------------    ----------------
 TOTAL NET ASSETS......    $    62,667,893    $    246,246,070
                           ===============    ================
 TOTAL UNITS
   OUTSTANDING.........     39,028,627.479     144,575,493.639
                           ===============    ================
 STATEMENT OF
   OPERATIONS FOR
   THE YEAR ENDED
   DECEMBER 31, 2010
 INVESTMENT INCOME:
   Dividends From
    Mutual Funds.......    $     1,480,356    $      6,418,822
 EXPENSES:
   Mortality And
    Expense Risk
    Charge.............            689,140           1,656,273
   Reimbursements Of
    Expenses...........                               (440,175)
                           ---------------    ----------------
 Net Investment
   Income (Loss).......    $       791,216    $      5,202,724
                           ---------------    ----------------
 REALIZED GAINS
   (LOSSES) ON
   INVESTMENTS:
   Realized Gains
    (Losses) on Sale
    of Fund Shares.....    $      (608,160)   $        283,431
   Capital Gains
    Distribzutions
   From Mutual Funds...             90,999                  --
                           ---------------    ----------------
 Realized Gains
   (Losses) On
   Investments.........           (517,161)            283,431
                           ---------------    ----------------
 Change in
   Unrealized
   Appreciation
   (Depreciation)
   During The Period...          5,155,655           7,998,435
                           ---------------    ----------------
 INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS.....    $     5,429,710    $     13,484,590
                           ===============    ================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                            VALIC              VALIC                                                                 VALIC
                          COMPANY II        COMPANY II                            ARIEL          LOU HOLLAND     COMPANY I BLUE
                        STRATEGIC BOND    HIGH YIELD BOND        ARIEL         APPRECIATION        GROWTH         CHIP GROWTH
STATEMENT OF ASSETS          FUND              FUND              FUND              FUND             FUND              FUND
AND LIABILITIES        ----------------  ----------------  ----------------  ----------------  ---------------  ----------------
  AS OF DECEMBER         DIVISION 59        DIVISION 60       DIVISION 68      DIVISION 69       DIVISION 70      DIVISION 72
      31,2010          ----------------  ----------------  ----------------  ----------------  ---------------  ----------------
ASSETS AND
 LIABILITIES:
   Investments in
    Shares Of
    Mutual Funds,
    at Fair Value..... $    411,004,373  $    206,828,278  $    395,912,992  $    284,419,648  $    50,682,587  $    376,253,482
   Balance Due From
    (To) VALIC
    General
    Account, Net......         (174,643)         (213,340)         (152,272)          (70,538)           1,620          (922,585)
   Receivable
    (Payable) For
    Mutual Fund
    Sales
    (Purchases), Net..          844,579           501,106           691,308           547,910           30,024         1,735,190
                       ----------------  ----------------  ----------------  ----------------  ---------------  ----------------
Net Assets &
 Liabilities.......... $    411,674,309  $    207,116,044  $    396,452,028  $    284,897,020  $    50,714,231  $    377,066,087
                       ================  ================  ================  ================  ===============  ================
CONTRACT OWNER
 RESERVES AND
 CAPITAL SURPLUS:
   Reserves For
    Redeemable
    Annuity
    Contracts (Net
    of Applicable.....
   Contract Loans -
    Partial
    Withdrawals
    with Right of
    Reinvestment)..... $    411,505,248  $    207,103,461  $    396,211,627  $    284,420,528  $    50,697,259  $    377,019,234
   Reserves For
    Annuity
    Contracts On
    Benefit...........          169,061            12,583           240,401           476,492           16,972            46,853
                       ----------------  ----------------  ----------------  ----------------  ---------------  ----------------
Total Contract
 Owner Reserves
 Capital Surplus......      411,674,309       207,116,044       396,452,028       284,897,020       50,714,231       377,066,087
                       ----------------  ----------------  ----------------  ----------------  ---------------  ----------------
Total Contract
 Owner Reserves and
 Capital Surplus...... $    411,674,309  $    207,116,044  $    396,452,028  $    284,897,020  $    50,714,231  $    377,066,087
                       ================  ================  ================  ================  ===============  ================
NET ASSETS
 ATTRIBUTABLE TO:
   Accumulation
    Units
    Outstanding....... $    411,505,248  $    207,103,461  $    396,211,627  $    284,420,528  $    50,697,259  $    377,019,234
   Contracts in
    Payout
    (Annuitization)
    Period............          169,061            12,583           240,401           476,492           16,972            46,853
   Funds Retained
    in Separate
    Account A by
    VALIC.............
                       ----------------  ----------------  ----------------  ----------------  ---------------  ----------------
TOTAL NET ASSETS...... $    411,674,309  $    207,116,044  $    396,452,028  $    284,897,020  $    50,714,231  $    377,066,087
                       ================  ================  ================  ================  ===============  ================
TOTAL UNITS
 OUTSTANDING..........  181,558,558.240   103,234,828.381   204,027,778.691   149,428,272.693   47,876,171.153   390,793,884.369
                       ================  ================  ================  ================  ===============  ================
STATEMENT OF
OPERATIONS FOR THE
YEAR ENDED DECEMBER
31, 2010
-------------------
INVESTMENT INCOME:
   Dividends From
    Mutual Funds...... $     21,308,451  $     15,615,473  $         32,704  $         88,011  $            --  $        156,635
EXPENSES:
   Mortality And
    Expense Risk
    Charge............        3,626,729         1,956,976         4,091,356         3,062,281          516,426         3,847,957
   Reimbursements
    Of Expenses.......         (946,501)         (509,327)         (866,438)         (641,175)        (114,014)               --
                       ----------------  ----------------  ----------------  ----------------  ---------------  ----------------
Net Investment
 Income (Loss)........ $     18,628,223  $     14,167,824  $     (3,192,214) $     (2,333,095) $      (402,412) $     (3,691,322)
                       ----------------  ----------------  ----------------  ----------------  ---------------  ----------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized Gains
 (Losses) on Sale
 of Fund Shares....... $        434,378  $     (1,418,110) $     (7,320,971) $     (5,873,771) $     1,018,017  $     11,221,878
Capital Gains
 Distributions From
 Mutual Funds.........               --                --                --                --        1,185,129                --
                       ----------------  ----------------  ----------------  ----------------  ---------------  ----------------
Realized Gains
 (Losses) On
 Investments..........          434,378        (1,418,110)       (7,320,971)       (5,873,771)       2,303,146        11,221,878
                       ----------------  ----------------  ----------------  ----------------  ---------------  ----------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The Period....       17,721,453        11,576,429        89,670,611        52,810,183        3,989,970        46,470,676
                       ----------------  ----------------  ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS........... $     36,784,054  $     24,326,143  $     79,157,426  $     44,603,317  $     5,790,704  $     54,001,232
                       ================  ================  ================  ================  ===============  ================

                             VALIC
                           COMPANY I
                        HEALTH SCIENCES
STATEMENT OF ASSETS          FUND
AND LIABILITIES        ----------------
  AS OF DECEMBER          DIVISION 73
      31,2010          ----------------
ASSETS AND
 LIABILITIES:
   Investments in
    Shares Of
    Mutual Funds,
    at Fair Value..... $    186,054,548
   Balance Due From
    (To) VALIC
    General
    Account, Net......          (42,787)
   Receivable
    (Payable) For
    Mutual Fund
    Sales
    (Purchases), Net..          267,645
                       ----------------
Net Assets &
 Liabilities.......... $    186,279,406
                       ================
CONTRACT OWNER
 RESERVES AND
 CAPITAL SURPLUS:
   Reserves For
    Redeemable
    Annuity
    Contracts (Net
    of Applicable.....
   Contract Loans -
    Partial
    Withdrawals
    with Right of
    Reinvestment)..... $    186,204,109
   Reserves For
    Annuity
    Contracts On
    Benefit...........           75,297
                       ----------------
Total Contract
 Owner Reserves
 Capital Surplus......      186,279,406
                       ----------------
Total Contract
 Owner Reserves and
 Capital Surplus...... $    186,279,406
                       ================
NET ASSETS
 ATTRIBUTABLE TO:
   Accumulation
    Units
    Outstanding....... $    186,204,109
   Contracts in
    Payout
    (Annuitization)
    Period............           75,297
   Funds Retained
    in Separate
    Account A by
    VALIC.............
                       ----------------
TOTAL NET ASSETS...... $    186,279,406
                       ================
TOTAL UNITS
 OUTSTANDING..........  126,202,639.531
                       ================
STATEMENT OF
OPERATIONS FOR THE
YEAR ENDED DECEMBER
31, 2010
-------------------
INVESTMENT INCOME:
   Dividends From
    Mutual Funds...... $             --
EXPENSES:
   Mortality And
    Expense Risk
    Charge............        1,671,989
   Reimbursements
    Of Expenses.......               --
                       ----------------
Net Investment
 Income (Loss)........ $     (1,671,989)
                       ----------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized Gains
 (Losses) on Sale
 of Fund Shares....... $     (2,867,449)
Capital Gains
 Distributions From
 Mutual Funds.........               --
                       ----------------
Realized Gains
 (Losses) On
 Investments..........       (2,867,449)
                       ----------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The Period....       28,511,494
                       ----------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS........... $     23,972,056
                       ================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                      VALIC                               VALIC
                                     VALIC          COMPANY I           VALIC           COMPANY I
                                   COMPANY I        BROAD CAP         COMPANY I         INFLATION           VALIC
                                     VALUE         VALUE INCOME       LARGE CAP         PROTECTED         COMPANY I
                                     FUND              FUND           CORE FUND           FUND           GROWTH FUND
                                ---------------  ---------------  ----------------  ----------------  ----------------
STATEMENT OF ASSETS AND
LIABILITIES AS OF
DECEMBER 31, 2010                 DIVISION 74      DIVISION 75       DIVISION 76       DIVISION 77       DIVISION 78
-----------------------         ---------------  ---------------  ----------------  ----------------  ----------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair Value. $   124,526,982  $    24,179,450  $    126,702,803  $    247,749,698  $    746,585,788
  Balance Due From (To) VALIC
   General Account, Net........        (170,524)          (8,937)         (571,174)         (218,992)         (121,776)
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net............         347,955           28,944         1,008,755           654,772         1,214,773
                                ---------------  ---------------  ----------------  ----------------  ----------------
NET ASSETS & LIABILITIES....... $   124,704,413  $    24,199,457  $    127,140,384  $    248,185,478  $    747,678,785
                                ---------------  ---------------  ----------------  ----------------  ----------------
CONTRACT OWNER RESERVES AND
  CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net of
   Applicable..................
  Contract Loans-- Partial
   Withdrawals with Right of
   Reinvestment)............... $   124,704,158  $    21,552,929  $    127,122,068  $    248,178,903  $    747,441,439
  Reserves For Annuity
   Contracts On Benefit........             255               --            18,316             6,575           237,346
                                ---------------  ---------------  ----------------  ----------------  ----------------
Total Contract Owner Reserves..     124,704,413       21,552,929       127,140,384       248,185,478       747,678,785
   Capital Surplus.............              --        2,646,528                --                --                --
                                ---------------  ---------------  ----------------  ----------------  ----------------
Total Contract Owner Reserves
  and Capital Surplus.......... $   124,704,413  $    24,199,457  $    127,140,384  $    248,185,478  $    747,678,785
                                ---------------  ---------------  ----------------  ----------------  ----------------
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units
   Outstanding.................     124,704,158       21,552,929       127,122,068       248,178,903       747,441,439
  Contracts in Payout
   (Annuitization) Period......             255               --            18,316             6,575           237,346
  Funds Retained in Separate
   Account A by VALIC..........              --        2,646,528                --                --                --
                                ---------------  ---------------  ----------------  ----------------  ----------------
Total Net Assets............... $   124,704,413  $    24,199,457  $    127,140,384  $    248,185,478  $    747,678,785
                                ---------------  ---------------  ----------------  ----------------  ----------------
Total Units Outstanding........  98,832,736.925   20,311,264.172   101,953,757.410   208,879,927.911   705,473,424.311
                                ---------------  ---------------  ----------------  ----------------  ----------------
STATEMENT OF OPERATIONS
For the Year Ended
  December 31, 2010
INVESTMENT INCOME:
   Dividends From Mutual Funds. $       875,668  $       389,203  $      1,343,322  $      5,622,680  $      4,559,069
EXPENSES:
  Mortality And Expense Risk
   Charge......................       1,280,317          181,096         1,170,450         2,250,508         6,476,403
  Reimbursements Of Expenses...              --               --                --                --                --
                                ---------------  ---------------  ----------------  ----------------  ----------------
Net Investment Income (Loss)... $      (404,649) $       208,107  $        172,872  $      3,372,172  $     (1,917,334)
                                ---------------  ---------------  ----------------  ----------------  ----------------
REALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Realized Gains (Losses) on
   Sale of Fund Shares......... $    10,159,234  $      (464,149) $     14,835,683  $      1,177,330  $      2,613,680
  Capital Gains Distributions
   From Mutual Funds...........              --               --
                                ---------------  ---------------  ----------------  ----------------  ----------------
Realized Gains (Losses) On
  Investments..................      10,159,234         (464,149)       14,835,683         1,177,330         2,613,680
                                ---------------  ---------------  ----------------  ----------------  ----------------
Change in Unrealized
  Appreciation (Depreciation)
  During The Period............       5,285,836        3,082,824         6,805,504        13,161,961       110,332,300
                                ---------------  ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $    15,040,421  $     2,826,782  $     21,814,059  $     17,711,463  $    111,028,646
                                ---------------  ---------------  ----------------  ----------------  ----------------

                                      VALIC           SUNAME
                                    COMPANY I        RICA 2015
                                      LARGE            HIGH
                                     CAPITAL         WATERMARK
                                   GROWTH FUND       FUND FUND
                                ----------------  ---------------
STATEMENT OF ASSETS AND
LIABILITIES AS OF
DECEMBER 31, 2010                  DIVISION 79      DIVISION 81
-----------------------         ----------------  ---------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair Value. $    391,104,556  $    24,366,057
  Balance Due From (To) VALIC
   General Account, Net........         (223,838)          (3,419)
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net............          625,054              819
                                ----------------  ---------------
NET ASSETS & LIABILITIES....... $    391,505,772  $    24,363,457
                                ----------------  ---------------
CONTRACT OWNER RESERVES AND
  CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net of
   Applicable..................
  Contract Loans-- Partial
   Withdrawals with Right of
   Reinvestment)............... $    391,390,245  $    24,363,457
  Reserves For Annuity
   Contracts On Benefit........          115,527               --
                                ----------------  ---------------
Total Contract Owner Reserves..      391,505,772       24,363,457
   Capital Surplus.............               --               --
                                ----------------  ---------------
Total Contract Owner Reserves
  and Capital Surplus.......... $    391,505,772  $    24,363,457
                                ----------------  ---------------
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units
   Outstanding.................      391,390,245       24,363,457
  Contracts in Payout
   (Annuitization) Period......          115,527               --
  Funds Retained in Separate
   Account A by VALIC..........               --               --
                                ----------------  ---------------
Total Net Assets............... $    391,505,772       24,363,457
                                ----------------  ---------------
Total Units Outstanding........  341,447,375.714   21,371,133.046
                                ----------------  ---------------
STATEMENT OF OPERATIONS
For the Year Ended
  December 31, 2010
INVESTMENT INCOME:
   Dividends From Mutual Funds. $      1,509,646  $       550,773
EXPENSES:
  Mortality And Expense Risk
   Charge......................        3,448,665          322,299
  Reimbursements Of Expenses...               --               --
                                ----------------  ---------------
Net Investment Income (Loss)... $     (1,939,019) $       228,474
                                ----------------  ---------------
REALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Realized Gains (Losses) on
   Sale of Fund Shares......... $       (542,553) $      (239,238)
  Capital Gains Distributions
   From Mutual Funds...........
                                ----------------  ---------------
Realized Gains (Losses) On
  Investments..................         (542,553)        (239,238)
                                ----------------  ---------------
Change in Unrealized
  Appreciation (Depreciation)
  During The Period............       52,040,420        1,392,206
                                ----------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $     49,558,848  $     1,381,442
                                ----------------  ---------------

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                   VALIC                              VALIC
                            SUN AMERICA          VALIC            COMPANY            VALIC           COMPANY
                             2020 HIGH       COMPANY I MID      I SMALL CAP         COMPANY        I SMALL CAP
                           WATERMARK FUND    CAP STRATEGIC        SPECIAL         I SMALL MID      AGGRESSIVE
                                FUND          GROWTL FUND       VALUES FUND       GROWTH FUND      GROWTH FUND
-                         ---------------  ----------------  ----------------  ----------------  ---------------
STATEMENT OF ASSETS
AND LIABILITIES AS OF
DECEMBER 31, 2010           DIVISION 82       DIVISION 83       DIVISION 84       DIVISION 85      DIVISION 86
---------------------     ---------------  ----------------  ----------------  ----------------  ---------------
ASSETS AND LIABILITIES:
 Investments in
   Shares Of Mutual
   Funds, at Fair
   Value................. $    14,973,735  $    296,233,514  $    204,522,463  $    113,044,738  $    89,582,685
 Balance Due From
   (To) VALIC
   General Account,
   Net...................          (7,605)            4,057           (19,025)          (26,021)        (135,018)
 Receivable (Payable)
   For Mutual Fund
   Sales (Purchases),
   Net...................          24,562           280,446           222,761            77,051          281,244
                          ---------------  ----------------  ----------------  ----------------  ---------------
Net Assets & Liabilities  $    14,990,692  $    296,518,017  $    204,726,199  $    113,095,768  $    89,728,911
                          ===============  ================  ================  ================  ===============
CONTRACT OWNER
  RESERVES AND
  CAPITAL SURPLUS:
 Reserves For
   Redeemable
   Annuity Contracts
   (Net of
   Applicable............
Contract Loans--
  Partial Withdrawals
  with Right of
  Reinvestment)           $    14,990,692  $    296,467,688  $    204,524,733  $    113,085,331  $    89,725,630
Reserves For Annuity
  Contracts On Benefit                 --            50,329           201,466            10,437            3,281
                          ---------------  ----------------  ----------------  ----------------  ---------------
Total Contract Owner
  Reserves                     14,990,692       296,518,017       204,726,199       113,095,768       89,728,911
Capital Surplus                        --                --                --                --               --
Total Contract Owner
  Reserves and Capital
  Surplus                 $    14,990,692  $    296,518,017  $    204,726,199  $    113,095,768  $    89,728,911
                          ---------------  ----------------  ----------------  ----------------  ---------------
NET ASSETS
  ATTRIBUTABLE TO:
 Accumulation Units
   Outstanding........... $    14,990,692  $    296,467,688  $    204,524,733  $    113,085,331  $    89,725,630
 Contracts in Payout
   (Annuitization)
   Period................              --            50,329           201,466            10,437            3,281
 Funds Retained in
   Separate Account
   A by VALIC............              --                --                --                --               --
                          ---------------  ----------------  ----------------  ----------------  ---------------
TOTAL NET ASSETS          $    14,990,692  $    296,518,017  $    204,726,199  $    113,095,768  $    89,728,911
                          ---------------  ----------------  ----------------  ----------------  ---------------
TOTAL UNITS
  OUTSTANDING              15,225,987.769   208,331,276.849   197,528,453.264   106,946,785.762   68,838,157.436
                          ---------------  ----------------  ----------------  ----------------  ---------------
STATEMENT OF
  OPERATIONS
For the Year Ended
  December 31, 2010
INVESTMENT INCOME:
 Dividends From
   Mutual Funds.......... $       371,863  $        163,181  $      1,223,188  $            718  $
EXPENSES:
 Mortality And
   Expense Risk
   Charge................         169,370         2,472,446         1,781,526           934,852          798,562
   Reimbursements
     Of Expenses.........              --                --                --                --               --
                          ---------------  ----------------  ----------------  ----------------  ---------------
Net Investment Income
  (Loss)                  $       202,493  $     (2,309,265) $       (558,338) $       (934,134) $      (798,562)
                          ---------------  ----------------  ----------------  ----------------  ---------------
REALIZED GAINS
  (LOSSES) ON
  INVESTMENTS:
Realized Gains
  (Losses) on Sale of
  Fund Shares............ $       (67,101) $     (4,043,440) $     (6,935,763) $     (1,811,312) $     6,820,025
Capital Gains
  Distributions From
  Mutual Funds                         --                --                --                --               --
                          ---------------  ----------------  ----------------  ----------------  ---------------
 Realized Gains
   (Losses) On
   Investments...........         (67,101)       (4,043,440)       (6,935,763)       (1,811,312)       6,820,025
 Change in
   Unrealized
   Appreciation
   (Depreciation)
   During The
   Period................         732,169        65,991,315        42,971,701        25,665,416       13,205,059
                          ---------------  ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS              $       867,561  $     59,638,610  $     35,477,600  $     22,919,970  $    19,226,522
                          ---------------  ----------------  ----------------  ----------------  ---------------


                                VALIC
                              COMPANY I
                          GLOBAL EQUITY FUND
-                         ------------------
STATEMENT OF ASSETS
AND LIABILITIES AS OF
DECEMBER 31, 2010            DIVISION 87
---------------------     ------------------
ASSETS AND LIABILITIES:
 Investments in
   Shares Of Mutual
   Funds, at Fair
   Value.................  $    254,305,978
 Balance Due From
   (To) VALIC
   General Account,
   Net...................            22,431
 Receivable (Payable)
   For Mutual Fund
   Sales (Purchases),
   Net...................           531,265
                           ----------------
Net Assets & Liabilities   $    254,859,674
                           ================
CONTRACT OWNER
  RESERVES AND
  CAPITAL SURPLUS:
 Reserves For
   Redeemable
   Annuity Contracts
   (Net of
   Applicable............
Contract Loans--
  Partial Withdrawals
  with Right of
  Reinvestment)            $    254,710,624
Reserves For Annuity
  Contracts On Benefit              149,050
                           ----------------
Total Contract Owner
  Reserves                      254,859,674
Capital Surplus                          --
Total Contract Owner
  Reserves and Capital
  Surplus                  $    254,859,674
                           ----------------
NET ASSETS
  ATTRIBUTABLE TO:
 Accumulation Units
   Outstanding...........  $    254,710,624
 Contracts in Payout
   (Annuitization)
   Period................           149,050
 Funds Retained in
   Separate Account
   A by VALIC............                --
                           ----------------
TOTAL NET ASSETS           $    254,859,674
                           ----------------
TOTAL UNITS
  OUTSTANDING               263,737,253.480
                           ----------------
STATEMENT OF
  OPERATIONS
For the Year Ended
  December 31, 2010
INVESTMENT INCOME:
 Dividends From
   Mutual Funds..........  $      4,196,322
EXPENSES:
 Mortality And
   Expense Risk
   Charge................         2,192,214
   Reimbursements
     Of Expenses.........                --
                           ----------------
Net Investment Income
  (Loss)                   $      2,004,108
                           ----------------
REALIZED GAINS
  (LOSSES) ON
  INVESTMENTS:
Realized Gains
  (Losses) on Sale of
  Fund Shares............  $    (11,858,781)
Capital Gains
  Distributions From
  Mutual Funds                           --
                           ----------------
 Realized Gains
   (Losses) On
   Investments...........       (11,858,781)
 Change in
   Unrealized
   Appreciation
   (Depreciation)
   During The
   Period................        33,158,505
                           ----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS               $     23,303,832
                           ----------------

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                  VALIC COMPANY I                      VALIC COMPANY I
                                                                  GLOBAL STRATEGY   VALIC COMPANY I   GLOBAL REAL ESTATE
                                                                       FUND        FOREIGN VALUE FUND        FUND
                                                                 ----------------  ------------------ ------------------
STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31,2010          DIVISION 88       DIVISION 89        DIVISION 101
----------------------------------------------------------       ----------------  ------------------ ------------------
ASSETS AND LIABILITIES:
   Investments in Shares Of Mutual Funds, at Fair Value......... $    509,223,345   $    972,896,328   $    250,178,362
   Balance Due From (To) VALIC General Account, Net.............          693,054             95,382           (433,619)
   Receivable (Payable) For Mutual Fund Sales (Purchases), Net..          864,189          2,273,253            877,771
                                                                 ----------------   ----------------   ----------------
Net Assets & Liabilities........................................ $    510,780,588   $    975,264,963   $    250,622,514
                                                                 ----------------   ----------------   ----------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
   Reserves For Redeemable Annuity Contracts (Net of Applicable.
   Contract Loans--Partial Withdrawals with Right of
     Reinvestment).............................................. $    510,441,209   $    975,128,427   $    250,622,514
   Reserves For Annuity Contracts On Benefit....................          339,379            136,536                 --
                                                                 ----------------   ----------------   ----------------
Total Contract Owner Reserves...................................      510,780,588        975,264,963        250,622,514
   Capital Surplus..............................................               --                 --                 --
                                                                 ----------------   ----------------   ----------------
Total Contract Owner Reserves and Capital Surplus............... $    510,780,588   $    975,264,963   $    250,622,514
                                                                 ----------------   ----------------   ----------------
NET ASSETS ATTRIBUTABLE TO:
   Accumulation Units Outstanding............................... $    510,441,209   $    975,128,427   $    250,622,514
   Contracts in Payout (Annuitization) Period...................          339,379            136,536
   Funds Retained in Separate Account A by VALIC................               --                 --                 --
                                                                 ----------------   ----------------   ----------------
TOTAL NET ASSETS                                                 $    510,780,588   $    975,264,963   $    250,622,514
                                                                 ----------------   ----------------   ----------------
Total Units Outstanding.........................................  361,200,489.334    848,633,170.682    254,995,530.981
                                                                 ----------------   ----------------   ----------------
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010
INVESTMENT INCOME:
   Dividends From Mutual Funds.................................. $     15,050,489   $     15,478,233   $     15,086,079
EXPENSES:
   Mortality And Expense Risk Charge............................        4,052,486          8,043,973          2,522,290
   Reimbursements Of Expenses...................................               --                 --                 --
                                                                 ----------------   ----------------   ----------------
Net Investment Income (Loss).................................... $     10,998,003   $      7,434,260   $     12,563,789
                                                                 ----------------   ----------------   ----------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
   Realized Gains (Losses) on Sale of Fund Shares............... $       (425,784)  $     (7,666,348)  $     13,659,093
   Capital Gains Distributions From Mutual Funds................               --                 --          3,031,439
                                                                 ----------------   ----------------   ----------------
Realized Gains (Losses) On Investments..........................         (425,784)        (7,666,348)        16,690,532
                                                                 ----------------   ----------------   ----------------
Change in Unrealized Appreciation (Depreciation) During The
  Period........................................................       33,715,343         70,647,164         13,479,551
                                                                 ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $     44,287,562   $     70,415,076   $     42,733,872
                                                                 ----------------   ----------------   ----------------

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

              SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31,2010

                                                                        NET
                                                                       ASSET
                                                                       VALUE
                                                                        PER
UNDERLYING FUND                               DIVISION     SHARES      SHARE  NET ASSET VALUE      COST      LEVEL/(1)/
---------------                               -------- --------------- ------ --------------- -------------- ---------
VALIC Company I Capital Conservation Fund....     1        268,897.796 $ 9.43 $    2,528,031  $    2,528,031     1
VALIC Company I Capital Conservation Fund....     7     14,706,852.764   9.43    138,074,060     139,892,745     1
VALIC Company I Money Market I Fund..........     2        745,637.709   1.00        745,638         745,638     1
VALIC Company I Money Market I Fund..........     6    387,074,059.834   1.00    387,074,057     387,074,057     1
VALIC Company I Mid Cap Index Fund...........     4    121,378,917.052  20.52  2,490,695,377   2,356,325,942     1
VALIC Company I Asset Allocation Fund........     5     13,190,048.464  10.49    138,363,609     147,275,839     1
VALIC Company I Government Securities
  Fund.......................................     8     10,846,786.273  10.38    112,589,643     113,823,496     1
VALIC Company I Stock Index Fund.............   10A      4,836,932.044  24.80    119,955,861     127,591,055     1
VALIC Company I Stock Index Fund.............   10B        431,439.941  24.80     10,699,711      11,263,856     1
VALIC Company I Stock Index Fund.............   10C    125,491,704.112  24.80  3,112,194,318   3,437,003,554     1
VALIC Company I Stock Index Fund.............   10D        588,194.833  24.80     14,587,232      15,772,624     1
VALIC Company I International Equities Fund..    11    141,885,501.661   6.43    912,323,777   1,100,904,612     1
VALIC Company I Global Social Awareness
  Fund.......................................    12     19,102,827.115  14.77    282,148,756     355,673,492     1
VALIC Company I International Government
  Bond Fund..................................    13     12,941,254.193  12.41    160,600,964     162,005,237     1
VALIC Company I Small Cap Index Fund.........    14     63,179,946.677  14.36    907,264,034     921,420,380     1
VALIC Company I Core Equity Fund.............    15     19,335,394.472  12.16    235,118,398     276,192,580     1
VALIC Company I Growth & Income Fund.........    16      6,970,661.840  12.07     84,135,886      98,722,467     1
VALIC Company I Science & Technology
  Fund.......................................    17     50,650,298.166  16.03    811,924,280     791,885,049     1
VALIC Company I Small Cap Fund...............    18     32,598,503.361  10.05    327,614,959     329,027,703     1
VALIC Company I International Growth I Fund..    20     53,546,297.555  11.13    595,970,291     534,794,978     1
VALIC Company I Core Value Fund..............    21     17,695,049.734   8.54    151,115,726     158,472,524     1
Vanguard Long-Term Investment-Grade Fund.....    22     20,461,678.273   9.34    191,112,078     186,102,462     1
Vanguard Long-Term Treasury Fund.............    23     26,043,697.695  11.07    288,303,733     299,413,474     1
Vanguard Windsor II Fund.....................    24     56,857,862.247  25.67  1,459,541,324   1,603,641,239     1
Vanguard Wellington Fund.....................    25     49,950,144.543  31.10  1,553,449,495   1,513,160,158     1
VALIC Company II International Small Cap
  Equity.....................................    33     46,769,058.205  13.61    636,526,881     702,421,042     1
VALIC Company II Small Cap Growth Fund.......    35      4,996,304.072  13.85     69,198,813      60,716,805     1
VALIC Company II Small Cap Value Fund........    36     33,379,014.141  13.39    446,944,999     396,301,419     1
VALIC Company II Mid Cap Growth Fund.........    37     20,000,484.783   8.04    160,803,897     153,254,753     1
VALIC Company II Mid Cap Value Fund..........    38     32,821,583.986  16.88    554,028,338     544,435,238     1
VALIC Company II Capital Appreciation Fund...    39      3,184,156.605   9.65     30,727,111      31,299,197     1
VALIC Company II Large Cap Value Fund........    40     14,822,585.864  11.14    165,123,606     206,818,767     1
VALIC Company II Socially Responsible Fund...    41     68,567,439.275  11.09    760,412,901     818,715,827     1
VALIC Company II Money Market II Fund........    44    185,474,525.482   1.00    185,474,521     185,474,522     1
VALIC Company I Nasdaq-100(R) Index Fund.....    46     19,102,199.411   6.02    114,995,240      89,706,853     1
VALIC Company II Aggressive Growth Lifestyle
  Fund.......................................    48     18,039,516.801   8.49    153,155,496     156,094,622     1
VALIC Company II Moderate Growth Lifestyle
  Fund.......................................    49     19,658,932.821  12.01    236,103,784     225,124,084     1
VALIC Company II Conservative Growth
  Lifestyle Fund.............................    50      9,173,380.806  11.01    100,998,925      95,751,625     1
Vanguard LifeStrategy Growth Fund............    52      6,626,522.422  22.06    146,181,085     141,853,824     1
Vanguard LifeStrategy Moderate Growth Fund...    53      8,079,708.508  19.57    158,119,897     152,365,233     1
Vanguard LifeStrategy Conservative Growth
  Fund.......................................    54      3,801,386.107  16.36     62,190,678      59,432,125     1
VALIC Company II Core Bond Fund..............    58     23,504,129.859  10.45    245,618,158     239,801,148     1
VALIC Company II Strategic Bond Fund.........    59     37,603,327.749  10.93    411,004,373     405,682,115     1
VALIC Company II High Yield Bond Fund........    60     28,646,576.172   7.22    206,828,278     224,415,431     1
Ariel Fund...................................    68      8,151,389.549  48.57    395,912,992     378,885,639     1
Ariel Appreciation Fund......................    69      6,709,593.015  42.39    284,419,648     260,033,145     1
Lou Holland Growth Fund......................    70      2,539,207.748  19.96     50,682,587      45,201,148     1
VALIC Company I Blue Chip Growth Fund........    72     36,108,779.579  10.42    376,253,482     332,007,839     1
VALIC Company I Health Sciences Fund.........    73     17,585,495.989  10.58    186,054,548     172,246,038     1
VALIC Company I Value Fund...................    74     12,917,736.882   9.64    124,526,982     154,594,705     1

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                               DECEMBER 31,2010

                                                                         NET
                                                                        ASSET
                                                                        VALUE
                                                                         PER   NET ASSET
UNDERLYING FUND                                DIVISION     SHARES      SHARE    VALUE        COST      LEVEL/(1)/
---------------                                -------- --------------- ----- ----------- ------------- ---------
VALIC Company I Broad Cap Value Income Fund...    75      2,474,866.899  9.77  24,616,514    24,616,514     1
VALIC Company I Large Cap Core Fund...........    76     11,292,584.916 11.22 126,702,803   113,238,555     1
VALIC Company I Inflation Protected Fund......    77     23,776,362.620 10.42 247,749,698   236,652,105     1
VALIC Company I Growth Fund...................    78     67,871,435.392 11.00 746,585,788   634,211,716     1
VALIC Company I Large Capital Growth Fund.....    79     33,861,866.328 11.55 391,104,556   362,095,868     1
SunAmerica 2015 High Watermark Fund...........    81      2,448,849.858  9.95  24,366,057    25,524,472     1
SunAmerica 2020 High Watermark Fund...........    82      1,791,116.710  8.36  14,973,735    17,292,089     1
VALIC Company I Mid Cap Strategic Growth Fund.    83     24,142,910.580 12.27 296,233,514   266,709,914     1
VALIC Company I Small Cap Special Values Fund.    84     22,206,564.870  9.21 204,522,463   218,445,183     1
VALIC Company I Small Mid Growth Fund.........    85     10,725,307.239 10.54 113,044,738   104,010,087     1
VALIC Company I Small Cap Aggressive Growth
  Fund........................................    86      7,643,573.872 11.72  89,582,685    77,673,175     1
VALIC Company I Global Equity Fund............    87     31,088,750.398  8.18 254,305,978   308,734,466     1
VALIC Company I Global Strategy Fund..........    88     45,264,297.426 11.25 509,223,345   504,321,785     1
VALIC Company I Foreign Value Fund............    89    105,291,810.542  9.24 972,896,328 1,021,853,018     1
VALIC Company I Global Real Estate Fund.......   101     30,251,313.266  8.27 250,178,362   212,381,246     1

/(1)/Represents the level within the fair value hieracrchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 VALIC COMPANY I            VALIC COMPANY I            VALIC COMPANY I
                                              CAPITAL CONSERVATION       CAPITAL CONSERVATION        MONEY MARKET I FUND
                                                      FUND                       FUND                       FUND
                                            ------------------------  --------------------------  ------------------------
                                             DIVISION 1                DIVISION 7                  DIVISION 2
                                            ------------ ------------ ------------  ------------  ------------ ------------
                                              FOR THE      FOR THE      FOR THE       FOR THE       FOR THE      FOR THE
                                             YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                            DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                                2010         2009         2010          2009          2010         2009
                                            ------------ ------------ ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net Investment Income (Loss)............  $   54,403   $   90,665  $  3,122,481  $  4,390,293   $   (8,652)  $   (7,966)
   Net Realized Gains (Losses) From
     Securities Transactions...............         933      (38,259)      616,948    (1,207,376)         112           --
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period......     109,594      190,795     4,678,067     7,144,866           --           --
                                             ----------   ----------  ------------  ------------   ----------   ----------
Increase (Decrease) In Net Assets From
  Operations...............................     164,930      243,201     8,417,496    10,327,783       (8,540)      (7,966)
                                             ----------   ----------  ------------  ------------   ----------   ----------
CONTRACT TRANSACTIONS:
   Payments Received From Contract
     Owners................................      34,295       51,648     9,257,289     7,090,265       27,551       27,069
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals..........    (117,436)    (359,045)  (14,090,862)  (13,008,519)     (46,319)    (148,737)
   Annuity Benefit Payments................        (327)      (1,968)       (5,010)       (4,697)          --           --
   Transfers Between Subaccounts
     (including fixed account), Net........         (87)    (191,928)   18,656,319     3,018,668     (293,905)    (146,863)
   Contract Charges........................      (1,390)      (1,508)      (63,584)      (61,361)        (405)        (390)
   Adjustments to Net Assets Allocated to
     Contracts in Payout Period............      21,811      243,602        (3,474)       (2,622)          --           --
   Increase (decrease) in Amounts
     Retained in Separate Account A........          --           --            --            --           --           --
                                             ----------   ----------  ------------  ------------   ----------   ----------
   Net Increase (Decrease) In Net Assets
     From Contract Transactions............     (63,134)    (259,199)   13,750,678    (2,968,266)    (313,078)    (268,921)
                                             ----------   ----------  ------------  ------------   ----------   ----------
Total Increase (Decrease) In Net Assets....     101,796      (15,998)   22,168,174     7,359,517     (321,618)    (276,887)
NET ASSETS:
Beginning Of Period........................   2,436,326    2,452,324   116,752,790   109,393,273    1,067,091    1,343,978
                                             ----------   ----------  ------------  ------------   ----------   ----------
End Of Period..............................  $2,538,122   $2,436,326  $138,920,964  $116,752,790   $  745,473   $1,067,091
                                             ==========   ==========  ============  ============   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                       VALIC COMPANY I                VALIC COMPANY I               VALIC COMPANY I
                                     MONEY MARKET I FUND               MID CAP INDEX               ASSET ALLOCATION
                                            FUND                           FUND                          FUND
                                ----------------------------  ------------------------------  --------------------------
                                         DIVISION 6                     DIVISION 4                    DIVISION 5
                                ----------------------------  ------------------------------  --------------------------
                                   FOR THE        FOR THE        FOR THE         FOR THE        FOR THE       FOR THE
                                  YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                     2010           2009           2010            2009           2010          2009
                                -------------  -------------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
   Net Investment Income
     (Loss).................... $  (3,838,470) $  (2,938,285) $    3,236,473  $   13,604,824  $  1,440,736  $  2,411,161
   Net Realized Gains
     (Losses) From
     Securities
     Transactions..............        44,988             --     (44,093,953)    (45,071,863)    1,700,608    (8,078,820)
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period................            --             --     536,430,357     578,527,037    13,533,713    29,109,776
                                -------------  -------------  --------------  --------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations.......    (3,793,482)    (2,938,285)    495,572,877     547,059,998    16,675,057    23,442,117
                                -------------  -------------  --------------  --------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners...........   139,251,785    131,621,114     159,326,380     161,255,547     7,006,108     5,281,271
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals...............   (73,229,577)  (112,290,222)   (193,668,778)   (162,073,044)  (11,783,954)  (11,080,305)
   Annuity Benefit
     Payments..................        (1,316)        (1,375)        (74,419)       (185,244)      (22,439)      (19,595)
   Transfers Between
     Subaccounts (including
     fixed account), Net.......  (102,844,155)   (84,550,118)      9,429,683     (74,629,100)   (2,251,156)   (1,358,535)
   Contract Charges............      (230,354)      (266,118)     (1,036,548)       (882,045)      (48,384)      (46,807)
   Adjustments to Net Assets
     Allocated to Contracts
     in Payout Period..........          (380)         1,062          (4,814)       (226,214)        7,903         4,913
   Increase (decrease) in
     Amounts Retained in
     Separate Account A........            --             --              --              --            --            --
                                -------------  -------------  --------------  --------------  ------------  ------------
   Net Increase (Decrease) In
     Net Assets From
     Contract
     Transactions..............   (37,053,997)   (65,485,657)    (26,028,496)    (76,740,100)   (7,091,922)   (7,219,058)
                                -------------  -------------  --------------  --------------  ------------  ------------
Total Increase (Decrease) In
  Net Assets...................   (40,847,479)   (68,423,942)    469,544,381     470,319,898     9,583,135    16,223,059
NET ASSETS:
Beginning Of Period............   428,482,899    496,906,841   2,026,973,917   1,556,654,019   128,975,105   112,752,046
                                -------------  -------------  --------------  --------------  ------------  ------------
End Of Period.................. $ 387,635,420  $ 428,482,899  $2,496,518,298  $2,026,973,917  $138,558,240  $128,975,105
                                =============  =============  ==============  ==============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              VALIC COMPANY I             VALIC COMPANY I            VALIC COMPANY I
                                           GOVERNMENT SECURITIES            STOCK INDEX                STOCK INDEX
                                                   FUND                        FUND                       FUND
                                        --------------------------  --------------------------  ------------------------
                                                DIVISION 8                 DIVISION 10A               DIVISION 10B
                                        --------------------------  --------------------------  ------------------------
                                          FOR THE       FOR THE       FOR THE       FOR THE       FOR THE      FOR THE
                                         YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                            2010          2009          2010          2009          2010         2009
                                        ------------  ------------  ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)........ $  2,295,542  $  3,323,163  $    682,175  $  1,438,801  $    96,623  $   156,308
   Net Realized Gains (Losses) From
     Securities Transactions...........      (98,920)      893,022       302,010    (1,972,721)      19,317     (411,098)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period.................    1,381,477   (11,705,332)   13,845,045    24,686,049    1,232,288    2,321,575
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations...........................    3,578,099    (7,489,147)   14,829,230    24,152,129    1,348,228    2,066,785
                                        ------------  ------------  ------------  ------------  -----------  -----------
CONTRACT TRANSACTIONS:
   Payments Received From Contract
     Owners............................    8,492,724    10,470,643     1,824,729       787,594       15,718       27,226
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals.......................  (13,683,029)  (19,189,818)  (13,463,856)  (11,938,924)  (1,001,954)  (1,128,640)
   Annuity Benefit Payments............      (33,650)      (35,900)     (271,535)     (291,368)     (36,382)     (35,215)
   Transfers Between Subaccounts
     (including fixed account),
     Net...............................   (8,732,235)  (20,845,284)   (1,101,268)   (2,816,438)    (105,831)    (573,124)
   Contract Charges....................      (50,510)      (54,751)           --            --           --           --
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period.....................       (1,578)      (12,913)     (193,802)     (243,181)       6,267        9,622
   Increase (decrease) in Amounts
     Retained in Separate Account
     A.................................           --            --            --            --           --           --
                                        ------------  ------------  ------------  ------------  -----------  -----------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions......................  (14,008,278)  (29,668,023)  (13,205,732)  (14,502,317)  (1,122,182)  (1,700,131)
                                        ------------  ------------  ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net
  Assets...............................  (10,430,179)  (37,157,170)    1,623,498     9,649,812      226,046      366,654
NET ASSETS:
Beginning Of Period....................  123,250,197   160,407,367   118,324,082   108,674,270   10,475,751   10,109,097
                                        ------------  ------------  ------------  ------------  -----------  -----------
End Of Period.......................... $112,820,018  $123,250,197  $119,947,580  $118,324,082  $10,701,797  $10,475,751
                                        ============  ============  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                            VALIC COMPANY I              VALIC COMPANY I            VALIC COMPANY I
                                              STOCK INDEX                  STOCK INDEX          INTERNATIONAL EQUITIES
                                                 FUND                         FUND                       FUND
                                    ------------------------------  ------------------------  --------------------------
                                             DIVISION 10C                 DIVISION 10D                DIVISION II
                                    ------------------------------  ------------------------  --------------------------
                                       FOR THE         THE FOR        FOR THE      FOR THE      FOR THE       FOR THE
                                      YEAR ENDED      YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                         2010            2009           2010         2009         2010          2009
                                    --------------  --------------  ------------ ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income
     (Loss)........................ $   20,185,435  $   37,365,967  $    86,172  $   174,961  $ 12,828,612  $ 13,478,178
   Net Realized Gains (Losses)
     From Securities
     Transactions..................    (37,272,242)     (2,499,234)     (93,458)    (415,123)  (25,153,642)  (46,331,780)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period.............    395,561,135     522,384,411    1,789,335    3,034,093    73,642,619   218,793,037
                                    --------------  --------------  -----------  -----------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations..................    378,474,328     557,251,144    1,782,049    2,793,931    61,317,589   185,939,435
                                    --------------  --------------  -----------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners...............    191,469,387     189,069,802      204,153       94,840    87,830,640    93,582,694
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals...................   (257,370,252)   (221,408,244)  (1,254,596)  (1,053,015)  (80,190,249)  (72,019,218)
   Annuity Benefit Payments........       (197,635)       (210,916)     (10,126)      (8,501)      (14,011)      (13,348)
   Transfers Between
     Subaccounts (including
     fixed account), Net...........    (47,264,044)     31,589,841     (277,837)    (416,859)   (7,546,597)  (19,205,772)
   Contract Charges................     (1,407,708)     (1,327,259)      (3,757)      (4,100)     (468,998)     (426,377)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period.................        (92,181)       (186,743)       3,345        2,468        31,367       (27,184)
   Increase (decrease) in
     Amounts Retained in
     Separate Account A............             --              --           --           --            --            --
                                    --------------  --------------  -----------  -----------  ------------  ------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions..................   (114,862,433)     (2,473,519)  (1,338,818)  (1,385,167)     (357,848)    1,890,795
                                    --------------  --------------  -----------  -----------  ------------  ------------
Total Increase (Decrease) In Net
  Assets...........................    263,611,895     554,777,625      443,231    1,408,764    60,959,741   187,830,230
NET ASSETS:
Beginning Of Period................  2,854,853,264   2,300,075,639   14,143,117   12,734,353   853,578,342   665,748,112
                                    --------------  --------------  -----------  -----------  ------------  ------------
End Of Period...................... $3,118,465,159  $2,854,853,264  $14,586,348  $14,143,117  $914,538,083  $853,578,342
                                    ==============  ==============  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                      GLOBAL SOCIAL AWARENESS      INT'L GOVERNMENT BOND          SMALL CAP INDEX
                                               FUND                        FUND                        FUND
                                    --------------------------  --------------------------  --------------------------
                                            DIVISION 12                 DIVISION 13                 DIVISION 14
                                    --------------------------  --------------------------  --------------------------
                                      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        2010          2009          2010          2009          2010          2009
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income
     (Loss)........................ $  1,801,765  $  4,444,990  $  5,894,012  $  4,512,368  $   (242,545) $  5,522,009
   Net Realized Gains (Losses)
     From Securities
     Transactions..................    6,869,948   (56,898,533)    2,589,797    (2,290,723)  (27,231,150)  (40,523,260)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period.............   21,883,776   119,345,749     1,974,225    11,828,688   214,806,444   196,666,077
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations..................   30,555,489    66,892,206    10,458,034    14,050,333   187,332,749   161,664,826
                                    ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners...............   16,523,449    22,825,945     9,988,872     8,198,029    73,767,106    79,757,027
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals...................  (24,029,406)  (21,872,592)  (16,320,155)  (18,255,686)  (71,702,670)  (60,379,448)
   Annuity Benefit Payments........      (10,203)      (10,587)       (5,273)       (4,977)      (27,175)      (24,778)
   Transfers Between Subaccounts
     (including fixed account),
     Net...........................  (21,967,870)  (84,201,636)    2,828,417    (6,637,757)  (51,512,359)  (57,184,815)
   Contract Charges................     (132,473)     (126,110)      (85,607)      (83,781)     (501,876)     (438,973)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period.................      (23,944)      (31,696)       (1,494)       (1,038)        3,609         2,689
   Increase (decrease) in Amounts
     Retained in Separate Account
     A.............................           --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions..................  (29,640,447)  (83,416,676)   (3,595,240)  (16,785,210)  (49,973,365)  (38,268,298)
                                    ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets...........................      915,042   (16,524,470)    6,862,794    (2,734,877)  137,359,384   123,396,528
NET ASSETS:
Beginning Of Period................  281,524,224   298,048,694   153,805,482   156,540,359   771,594,030   648,197,502
                                    ------------  ------------  ------------  ------------  ------------  ------------
End Of Period...................... $282,439,266  $281,524,224  $160,668,276  $153,805,482  $908,953,414  $771,594,030
                                    ------------  ------------  ------------  ------------  ------------  ------------

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                    VALIC COMPANY I            VALIC COMPANY I            VALIC COMPANY I
                                                      CORE EQUITY              GROWTH & INCOME         SCIENCE & TECHNOLOGY
                                                         FUND                       FUND                       FUND
                                              --------------------------  ------------------------  --------------------------
                                                      DIVISION 15                DIVISION 16                DIVISION 17
                                              --------------------------  ------------------------  --------------------------
                                                FOR THE       FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
                                               YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                                  2010          2009          2010         2009         2010          2009
                                              ------------  ------------  ------------ ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net Investment Income (Loss)               $    661,074  $  2,262,982  $   223,792  $ 1,063,035  $ (6,865,234) $ (4,901,939)
   Net Realized Gains (Losses) From
     Securities Transactions                    (2,853,955)   (3,898,762)     531,369   (4,816,827)   25,625,044    (4,234,884)
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period           27,181,255    43,849,710    7,744,946   17,452,089   123,511,240   296,474,550
                                              ------------  ------------  -----------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                    24,988,374    42,213,930    8,500,107   13,698,297   142,271,050   287,337,727
                                              ------------  ------------  -----------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From Contract Owners        9,052,454     9,421,890    4,408,828    4,350,316    34,689,438    35,868,391
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals              (19,727,084)  (19,020,438)  (7,313,952)  (7,243,845)  (59,244,933)  (50,649,993)
   Annuity Benefit Payments                        (13,238)      (13,145)      (4,253)      (3,808)      (29,149)      (24,924)
   Transfers Between Subaccounts (including
     fixed account), Net                       (11,143,701)  (11,106,628)  (1,895,721)  (3,675,703)  (39,567,263)     (889,270)
   Contract Charges                               (111,887)     (114,287)     (48,067)     (44,398)     (344,601)     (340,655)
   Adjustments to Net Assets Allocated to
     Contracts in Payout Period                     (1,528)       (8,364)        (925)      (2,665)      (40,747)      (81,816)
   Increase (decrease) in Amounts Retained
     in Separate Account A                              --            --           --           --            --            --
                                              ------------  ------------  -----------  -----------  ------------  ------------
   Net Increase (Decrease) In Net Assets
     From Contract Transactions                (21,944,984)  (20,840,972)  (4,854,090)  (6,620,103)  (64,537,255)  (16,118,267)
                                              ------------  ------------  -----------  -----------  ------------  ------------
Total Increase (Decrease) In Net Assets          3,043,390    21,372,958    3,646,017    7,078,194    77,733,795   271,219,460
NET ASSETS:
Beginning Of Period                            232,389,283   211,016,325   80,518,460   73,440,266   735,085,162   463,865,702
                                              ------------  ------------  -----------  -----------  ------------  ------------
End Of Period                                 $235,432,673  $232,389,283  $84,164,477  $80,518,460  $812,818,957  $735,085,162
                                              ============  ============  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                             SMALL CAP            INTERNATIONAL GROWTH I            CORE VALUE
                                               FUND                        FUND                        FUND
                                    --------------------------  --------------------------  --------------------------
                                            DIVISION 18                 DIVISION 20                 DIVISION 21
                                    --------------------------  --------------------------  --------------------------
                                      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        2010          2009          2010          2009          2010          2009
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)     $ (2,260,294) $ (1,063,075) $  2,974,373  $  5,538,899  $    579,243  $  1,824,905
   Net Realized Gains (Losses)
     From Securities Transactions      3,504,472   (14,612,509)   (1,105,852)   (9,072,060)   (3,786,408)   (6,950,025)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                72,918,608    75,379,786    54,634,846   139,969,194    21,073,965    22,535,526
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations                     74,162,786    59,704,202    56,503,367   136,436,033    17,866,800    17,410,406
                                    ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners                  10,559,489    12,003,947    39,338,751    41,454,122     9,065,558     6,632,918
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals                     (25,976,192)  (22,606,805)  (46,246,277)  (42,547,528)  (11,064,833)   (8,999,981)
   Annuity Benefit Payments              (17,531)      (14,109)      (21,935)      (32,142)       (4,240)       (3,658)
   Transfers Between Subaccounts
     (including fixed account),
     Net                              (9,109,117)  (11,451,926)    7,120,173    (5,290,194)   13,312,023      (340,287)
   Contract Charges                     (125,071)     (117,923)     (242,123)     (227,309)      (53,473)      (51,664)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period                       (18,304)       (8,620)      (11,688)       (6,241)       (5,144)       (6,054)
   Increase (decrease) in Amounts
     Retained in Separate Account
     A                                        --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions                    (24,686,726)  (22,195,436)      (63,099)   (6,649,292)   11,249,891    (2,768,726)
                                    ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets                              49,476,060    37,508,766    56,440,268   129,786,741    29,116,691    14,641,680
NET ASSETS:
Beginning Of Period                  278,537,333   241,028,567   541,546,829   411,760,088   122,205,163   107,563,483
                                    ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                       $328,013,393  $278,537,333  $597,987,097  $541,546,829  $151,321,854  $122,205,163
                                    ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VANGUARD                     VANGUARD                      VANGUARD
                                     LONG-TERM INVESTMENT          LONG-TERM TREASURY                WINDSOR II
                                          GRADE FUND                      FUND                          FUND
                                  --------------------------  ---------------------------  ------------------------------
                                          DIVISION 22                 DIVISION 23                    DIVISION 24
                                  --------------------------  ---------------------------  ------------------------------
                                    FOR THE       FOR THE       FOR THE        FOR THE        FOR THE         FOR THE
                                   YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                      2010          2009          2010           2009           2010            2009
                                  ------------  ------------  ------------  -------------  --------------  --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
   Net Investment Income
     (Loss)                       $  8,603,827  $  8,267,852  $  9,573,785  $  11,274,821  $   11,202,820  $   18,007,106
   Net Realized Gains
     (Losses) From Securities
     Transactions                    1,215,919    (2,161,199)    4,775,616     16,686,164     (37,609,883)    (23,462,755)
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period                      6,366,111     5,812,420     9,571,013    (83,529,618)    153,259,111     310,660,102
                                  ------------  ------------  ------------  -------------  --------------  --------------
Increase (Decrease) In Net
  Assets From Operations            16,185,857    11,919,073    23,920,414    (55,568,633)    126,852,048     305,204,453
                                  ------------  ------------  ------------  -------------  --------------  --------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners                15,427,620    12,637,382    22,465,219     29,041,802     118,605,600     126,524,228
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals                   (19,658,430)  (18,769,180)  (32,170,100)   (44,587,258)   (140,248,214)   (117,694,412)
   Annuity Benefit Payments             (5,483)       (4,982)       (4,031)        (4,194)        (31,354)       (112,628)
   Transfers Between
     Subaccounts (including
     fixed account), Net             8,803,160     3,542,695   (42,761,241)   (69,473,826)   (105,023,626)     20,772,870
   Contract Charges                    (89,272)      (75,735)     (127,959)      (146,834)       (643,358)       (601,841)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period                         699           549        (4,148)        10,537          (8,199)        (41,363)
   Increase (decrease) in
     Amounts Retained in
     Separate Account A                     --            --            --             --              --              --
                                  ------------  ------------  ------------  -------------  --------------  --------------
   Net Increase (Decrease) In
     Net Assets From
     Contract Transactions           4,478,294    (2,669,271)  (52,602,260)   (85,159,773)   (127,349,151)     28,846,854
                                  ------------  ------------  ------------  -------------  --------------  --------------
Total Increase (Decrease) In Net
  Assets                            20,664,151     9,249,802   (28,681,846)  (140,728,406)       (497,103)    334,051,307
NET ASSETS:
Beginning Of Period                170,702,692   161,452,890   317,183,433    457,911,839   1,462,916,916   1,128,865,609
                                  ------------  ------------  ------------  -------------  --------------  --------------
End Of Period                     $191,366,843  $170,702,692  $288,501,587  $ 317,183,433  $1,462,419,813  $1,462,916,916
                                  ============  ============  ============  =============  ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               VANGUARD                  VALIC COMPANY II                VALIC COMPANY
                                              WELLINGTON            INTERNATIONAL SMALL CAP EQUITY     SMALL CAP GROWTH
                                                 FUND                          FUND                          FUND
                                    ------------------------------  -----------------------------  ------------------------
                                              DIVISION 25                   DIVISION 33                   DIVISION 35
                                    ------------------------------  -----------------------------  ------------------------
                                       FOR THE         FOR THE        FOR THE         FOR THE        FOR THE      FOR THE
                                      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED   YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31, DECEMBER 31,
                                         2010            2009           2010            2009           2010         2009
                                    --------------  --------------  ------------    ------------   ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)     $   24,542,292  $   28,222,465  $  1,834,772    $  4,721,205   $  (349,216) $  (246,741)
   Net Realized Gains (Losses)
     From Securities
     Transactions                       (3,821,417)    (19,083,079)  (22,019,252)    (54,313,632)     (343,171)  (1,733,594)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                 115,764,053     226,985,866   124,163,671     164,729,201    15,851,503   13,465,949
                                    --------------  --------------   ------------   ------------   -----------  -----------
Increase (Decrease) In Net Assets
  From Operations                      136,484,928     236,125,252   103,979,191     115,136,774    15,159,116   11,485,614
                                    --------------  --------------   ------------   ------------   -----------  -----------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners                   125,720,310     120,949,580    59,731,011      68,261,343     4,888,896    4,705,308
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals                      (150,450,290)   (128,483,984)  (57,163,111)    (55,543,065)   (4,896,364)  (3,229,628)
   Annuity Benefit Payments                (51,943)       (404,722)       (3,854)         (3,009)           --           --
   Transfers Between
     Subaccounts (including
     fixed account), Net                51,918,869     (57,538,885)  (64,234,903)    (48,477,439)    9,573,977    1,258,685
   Contract Charges                       (759,828)       (718,099)     (339,043)       (301,151)      (31,960)     (24,512)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period                          (4,814)       (157,887)           28         (16,938)         (452)        (603)
   Increase (decrease) in
     Amounts Retained in
     Separate Account A                         --              --            --              --            --           --
                                    --------------  --------------   ------------   ------------   -----------  -----------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions                       26,372,304     (66,353,997)  (62,009,872)    (36,080,259)    9,534,097    2,709,250
                                    --------------  --------------   ------------   ------------   -----------  -----------
Total Increase (Decrease) In Net
  Assets                               162,857,232     169,771,255    41,969,319      79,056,515    24,693,213   14,194,864
NET ASSETS:
Beginning Of Period                  1,395,732,920   1,225,961,665   595,445,715     516,389,200    44,558,839   30,363,975
                                    --------------  --------------   ------------   ------------   -----------  -----------
End Of Period                       $1,558,590,152  $1,395,732,920  $637,415,034    $595,445,715   $69,252,052  $44,558,839
                                    ==============  ==============   ============   ============   ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY II            VALIC COMPANY II            VALIC COMPANY II
                                          SMALL CAP VALUE             MID CAP GROWTH               MID CAP VALUE
                                               FUND                        FUND                        FUND
                                    --------------------------  --------------------------  --------------------------
                                            DIVISION 36                 DIVISION 37                 DIVISION 38
                                    --------------------------  --------------------------  --------------------------
                                      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        2010          2009          2010          2009          2010          2009
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)     $  1,759,317  $  1,493,060  $ (1,301,009) $ (1,070,615) $    113,118  $  2,431,742
   Net Realized Gains (Losses)
     From Securities Transactions     (8,953,098)   (7,455,154)    4,479,959   (12,517,561)   (5,530,316)  (35,241,868)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                96,096,296    82,097,619    31,033,498    66,853,559    99,607,648   161,863,170
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations                     88,902,515    76,135,525    34,212,448    53,265,383    94,190,450   129,053,044
                                    ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners                  37,195,367    37,570,551    15,724,664    16,792,754    43,115,142    51,209,373
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals                     (37,398,697)  (28,804,133)  (17,755,787)  (16,776,169)  (50,820,876)  (38,297,756)
   Annuity Benefit Payments               (4,603)       (8,523)          (83)          (68)      (10,938)      (18,717)
   Transfers Between Subaccounts
     (including fixed account),
     Net                              (6,488,834)   52,383,150   (53,593,611)   (3,267,403)  (30,496,822)  (36,891,366)
   Contract Charges                     (216,950)     (182,043)     (118,960)     (101,607)     (258,455)     (214,824)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period                         2,725        (7,200)         (472)         (404)        4,241        (4,672)
   Increase (decrease) in Amounts
     Retained in Separate Account
     A                                        --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions                     (6,910,992)   60,951,802   (55,744,249)   (3,352,897)  (38,467,708)  (24,217,962)
                                    ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets                              81,991,523   137,087,327   (21,531,801)   49,912,486    55,722,742   104,835,082
NET ASSETS:
Beginning Of Period                  366,264,158   229,176,831   182,530,853   132,618,367   499,338,460   394,503,378
                                    ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                       $448,255,681  $366,264,158  $160,999,052  $182,530,853  $555,061,202  $499,338,460
                                    ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY II           VALIC COMPANY II            VALIC COMPANY II
                                         CAPITAL APPRECIATION          LARGE CAP VALUE          SOCIALLY RESPONSIBLE
                                                 FUND                       FUND                        FUND
                                       ------------------------  --------------------------  --------------------------
                                              DIVISION 39                DIVISION 40                 DIVISION 41
                                       ------------------------  --------------------------  --------------------------
                                         FOR THE      FOR THE      FOR THE       FOR THE       FOR THE       FOR THE
                                        YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                       DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                           2010         2009         2010          2009          2010          2009
                                       ------------ ------------ ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)....... $   (85,392) $   128,521  $    919,458  $  1,808,614  $  2,888,305  $  6,646,688
   Net Realized Gains (Losses) From
     Securities Transactions..........    (397,858)  (2,833,109)   (7,400,527)  (18,107,034)  (28,627,314)  (42,584,911)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................   4,164,300    9,783,770    29,078,166    28,566,644   121,929,701   202,959,074
                                       -----------  -----------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets
     From Operations..................   3,681,050    7,079,182    22,597,097    12,268,224    96,190,692   167,020,851
                                       -----------  -----------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From Contract
     Owners...........................   3,061,841    3,500,981    15,974,023    18,245,285    70,843,400    75,930,694
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (3,355,264)  (3,092,384)  (15,878,603)  (15,771,225)  (73,301,578)  (75,491,327)
   Annuity Benefit Payments...........          --           --           (46)          (41)       (2,229)       (2,350)
   Transfers Between Subaccounts
     (including fixed account),
     Net..............................  (1,605,026)  (1,960,525)  (15,398,276)  (13,955,380)  (55,869,371)  (37,261,148)
   Contract Charges...................     (23,097)     (23,864)     (184,247)     (183,874)     (382,453)     (319,938)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period....................          --           --          (550)        1,070          (261)       (7,593)
   Increase (decrease) in Amounts
     Retained in Separate Account
     A................................          --           --            --            --            --            --
                                       -----------  -----------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions.....................  (1,921,546)  (1,575,792)  (15,487,699)  (11,664,165)  (58,712,492)  (37,151,662)
                                       -----------  -----------  ------------  ------------  ------------  ------------
   Total Increase (Decrease) In Net
     Assets...........................   1,759,504    5,503,390     7,109,398       604,059    37,478,200   129,869,189
NET ASSETS:
Beginning Of Period...................  29,010,811   23,507,421   158,240,257   157,636,198   724,759,374   594,890,185
                                       -----------  -----------  ------------  ------------  ------------  ------------
End Of Period......................... $30,770,315  $29,010,811  $165,349,655  $158,240,257  $762,237,574  $724,759,374
                                       ===========  ===========  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY II                VALIC COMPANY              VALIC COMPANY II
                                           MONEY MARKET II              NASDAQ100 (R) INDEX      AGGRESSIVE GROWTH LIFESTYLE
                                                 FUND                          FUND                         FUND
                                    ---------------------------    ----------------------------  --------------------------
                                             DIVISION 44                    DIVISION 46                  DIVISION 48
                                    ---------------------------    ----------------------------  --------------------------
                                     FOR THE YEAR     FOR THE         FOR THE        FOR THE       FOR THE       FOR THE
                                        ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         2010           2009            2010           2009          2010          2009
                                    ------------   ------------    ------------    ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income
     (Loss)........................ $ (1,451,476)$     (855,204) $     (726,101) $     (499,672) $  2,293,845  $  1,026,857
   Net Realized Gains (Losses)
     From Securities
     Transactions..................           --             (1)      1,234,917      (1,401,937)     (907,433)  (6,978,389)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period.............           --             (2)     17,480,380      34,614,291    17,608,948    28,283,950
                                    ------------   ------------    ------------    ------------  ------------  ------------
   Increase (Decrease) In Net
     Assets From Operations........   (1,451,476)      (855,207)     17,989,196      32,712,682    18,995,360    22,332,418
                                    ------------   ------------    ------------    ------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners...............   63,908,791     66,543,635      10,186,160       8,490,374    27,328,796    20,536,694
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals...................  (39,898,265)   (71,344,071)    (10,100,521)     (6,708,097)  (10,537,627)   (8,415,176)
   Annuity Benefit Payments........       (3,729)      (142,570)           (610)           (333)         (778)         (126)
   Transfers Between Subaccounts
     (including fixed account),
     Net...........................  (63,410,742)   (83,902,089)     (3,986,372)     12,950,512    10,608,050     1,818,974
   Contract Charges................     (109,231)      (153,663)        (56,306)        (40,968)     (148,728)     (100,796)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period.................          492         (6,040)            652             624         7,856       (13,818)
   Increase (decrease) in Amounts
     Retained in Separate Account
     A.............................     (273,518)       270,854              --              --            --            --
                                    ------------   ------------    ------------    ------------  ------------  ------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions..................  (39,786,202)   (88,733,944)     (3,956,997)     14,692,112    27,257,569    13,825,752
                                    ------------   ------------    ------------    ------------  ------------  ------------
   Total Increase (Decrease) In
     Net Assets....................  (41,237,678)   (89,589,151)     14,032,199      47,404,794    46,252,929    36,158,170
NET ASSETS:
Beginning Of Period................  227,029,302    316,618,453     101,087,882      53,683,088   107,254,361    71,096,191
                                    ------------   ------------    ------------    ------------  ------------  ------------
End Of Period...................... $185,791,624   $227,029,302    $115,120,081    $101,087,882  $153,507,290  $107,254,361
                                    ============   ============    ============    ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       VALIC COMPANY II         VANGUARD LIFESTRATEGY
                                       VALIC COMPANY II MODERATE      CONSERVATIVE GROW                GROWTH
                                         GROWTH LIFESTYLE FUND          LIFESTYLE FUND                  FUND
                                      --------------------------  -------------------------  --------------------------
                                              DIVISION 49                DIVISION 50                 DIVISION 52
                                      --------------------------  -------------------------  --------------------------
                                        FOR THE       FOR THE       FOR THE       FOR THE      FOR THE       FOR THE
                                       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                          2010          2009          2010          2009         2010          2009
                                      ------------  ------------  ------------  ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)...... $  4,403,667  $  2,447,177  $  2,127,944  $ 1,559,602  $  1,127,835  $  1,282,287
   Net Realized Gains (Losses)
     From Securities
     Transactions....................      625,970    (4,225,766)    1,055,768   (1,433,998)      (64,949)   (1,685,242)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...............   22,106,903    32,405,621     7,035,561   10,127,417    16,321,757    23,781,613
                                      ------------  ------------  ------------  -----------  ------------  ------------
   Increase (Decrease) In Net
     Assets From Operations..........   27,136,540    30,627,032    10,219,273   10,253,021    17,384,643    23,378,658
                                      ------------  ------------  ------------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners.................   46,625,900    28,554,218    19,231,992    9,439,441    19,722,635    18,068,961
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.....................  (17,992,436)  (13,007,062)   (7,802,468)  (5,500,763)  (12,344,180)   (9,552,481)
   Annuity Benefit Payments..........         (423)         (367)           --           --          (325)       (5,122)
   Transfers Between Subaccounts
     (including fixed account),
     Net.............................   16,312,066       423,749    14,446,887    1,629,371    (2,557,466)   (2,836,505)
   Contract Charges..................     (206,900)     (148,155)      (57,834)     (33,672)      (89,693)      (92,442)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period...................          106          (228)           --           --        (2,382)       (3,168)
   Increase (decrease) in Amounts
     Retained in Separate Account
     A...............................           --            --            --           --            --            --
                                      ------------  ------------  ------------  -----------  ------------  ------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions....................   44,738,313    15,822,155    25,818,577    5,534,377     4,728,589     5,579,243
                                      ------------  ------------  ------------  -----------  ------------  ------------
   Total Increase (Decrease) In Net
     Assets..........................   71,874,853    46,449,187    36,037,850   15,787,398    22,113,232    28,957,901
NET ASSETS:
Beginning Of Period..................  164,570,269   118,121,082    65,145,815   49,358,417   124,239,738    95,281,837
                                      ------------  ------------  ------------  -----------  ------------  ------------
End Of Period........................ $236,445,122  $164,570,269  $101,183,665  $65,145,815  $146,352,970  $124,239,738
                                      ============  ============  ============  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          VANGUARD LIFESTRATEGY      VANGUARD LIFESTRATEGY         VALIC COMPNY II
                                             MODERATE GROWTH          CONSERVATIVE GROWTH             CORE BOND
                                                  FUND                       FUND                       FUND
                                       --------------------------  ------------------------  --------------------------
                                               DIVISION 53                DIVISION 54                DIVISION 58
                                       --------------------------  ------------------------  --------------------------
                                         FOR THE       FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
                                        YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                           2010          2009          2010         2009         2010          2009
                                       ------------  ------------  ------------ ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)....... $  1,637,868  $  1,806,870  $   791,216  $   860,209  $  5,202,724  $  6,111,177
   Net Realized Gains (Losses) From
     Securities Transactions..........      488,153    (1,412,655)    (517,161)  (1,284,473)      283,431    (1,540,274)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................   14,704,021    21,072,480    5,155,655    7,437,291     7,998,435    11,826,056
                                       ------------  ------------  -----------  -----------  ------------  ------------
   Increase (Decrease) In Net Assets
     From Operations..................   16,830,042    21,466,695    5,429,710    7,013,027    13,484,590    16,396,959
                                       ------------  ------------  -----------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From Contract
     Owners...........................   23,611,174    19,565,373    8,428,333    7,813,612    18,896,635    11,508,138
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (17,099,206)  (11,997,188)  (7,219,183)  (6,550,814)  (17,979,466)  (13,574,851)
   Annuity Benefit Payments...........         (477)         (418)          --           --        (1,509)       (1,389)
   Transfers Between Subaccounts
     (including fixed account),
     Net..............................   (2,651,964)   (2,209,044)   2,219,904     (357,819)   95,526,865    13,371,367
   Contract Charges...................      (93,753)      (79,699)     (28,685)     (26,890)     (129,545)     (106,637)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period....................           11           (19)          --           --           209           401
   Increase (decrease) in Amounts
     Retained in Separate Account
     A................................           --            --           --           --            --            --
                                       ------------  ------------  -----------  -----------  ------------  ------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions.....................    3,765,785     5,279,005    3,400,369      878,089    96,313,189    11,197,029
                                       ------------  ------------  -----------  -----------  ------------  ------------
   Total Increase (Decrease) In Net
     Assets...........................   20,595,827    26,745,700    8,830,079    7,891,116   109,797,779    27,593,988
NET ASSETS:
Beginning Of Period...................  137,961,249   111,215,549   53,837,814   45,946,698   136,448,291   108,854,303
                                       ------------  ------------  -----------  -----------  ------------  ------------
End Of Period......................... $158,557,076  $137,961,249  $62,667,893  $53,837,814  $246,246,070  $136,448,291
                                       ============  ============  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY II            VALIC COMPANY II
                                          STRATEGIC BOND              HIGH YIELD BOND                  ARIEL
                                               FUND                        FUND                        FUND
                                    --------------------------  --------------------------  --------------------------
                                            DIVISION 59                 DIVISION 60                 DIVISION 68
                                    --------------------------  --------------------------  --------------------------
                                      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        2010          2009          2010          2009          2010          2009
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income
     (Loss)........................ $ 18,628,223  $ 14,348,528  $ 14,167,824  $ 14,841,605  $ (3,192,214) $ (2,161,549)
   Net Realized Gains (Losses)
     From Securities
     Transactions..................      434,378    (5,986,568)   (1,418,110)  (11,867,669)   (7,320,971)  (22,219,731)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period.............   17,721,453    56,689,852    11,576,429    53,154,819    89,670,611   145,998,509
                                    ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net
     Assets From Operations........   36,784,054    65,051,812    24,326,143    56,128,755    79,157,426   121,617,229
                                    ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners...............   46,046,880    33,474,247    16,875,915    14,831,230    27,865,959    26,965,760
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals...................  (39,381,671)  (32,811,436)  (22,233,285)  (18,583,057)  (32,619,265)  (22,231,185)
   Annuity Benefit Payments........       (6,402)      (83,370)         (839)       (5,384)      (33,535)      (21,777)
   Transfers Between Subaccounts
     (including fixed account),
     Net...........................   24,055,159    16,561,343    (4,447,874)    6,356,221    (3,795,377)   (2,839,879)
   Contract Charges................     (289,528)     (229,823)     (159,883)     (128,271)     (162,609)     (130,338)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period.................       (2,648)      (10,758)          328          (296)      (13,691)        3,192
   Increase (decrease) in Amounts
     Retained in Separate Account
     A.............................           --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions..................   30,421,790    16,900,203    (9,965,638)    2,470,443    (8,758,518)    1,745,773
                                    ------------  ------------  ------------  ------------  ------------  ------------
   Total Increase (Decrease) In
     Net Assets....................   67,205,844    81,952,015    14,360,505    58,599,198    70,398,908   123,363,002
NET ASSETS:
Beginning Of Period................  344,468,465   262,516,450   192,755,539   134,156,341   326,053,120   202,690,118
                                    ------------  ------------  ------------  ------------  ------------  ------------
End Of Period...................... $411,674,309  $344,468,465  $207,116,044  $192,755,539  $396,452,028  $326,053,120
                                    ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                 ARIEL                   LOU HOLLAND              VALIC COMPANY I
                                             APPRECIATION                  GROWTH                 BLUE CHIP GROWTH
                                                 FUND                       FUND                        FUND
                                      --------------------------  ------------------------  ---------------------------
                                              DIVISION 69                DIVISION 70                DIVISION 72
                                      --------------------------  ------------------------  ---------------------------
                                        FOR THE       FOR THE       FOR THE      FOR THE       FOR THE       FOR THE
                                       YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2010          2009          2010         2009          2010          2009
                                      ------------  ------------  ------------ ------------ -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)       $ (2,333,095) $ (1,469,754) $  (402,412) $  (309,739) $  (3,691,322) $ (2,423,364)
   Net Realized Gains (Losses)
     From Securities Transactions       (5,873,771)  (14,404,223)   2,203,146   (1,009,381)    11,221,878    (6,353,389)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                  52,810,183   109,811,380    3,989,970   13,055,157     46,470,676   135,830,633
                                      ------------  ------------  -----------  -----------  -------------  ------------
Increase (Decrease) In Net Assets
  From Operations                       44,603,317    93,937,403    5,790,704   11,736,037     54,001,232   127,053,880
                                      ------------  ------------  -----------  -----------  -------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners                    17,476,762    16,488,426    4,038,933    3,529,061     49,509,980    53,870,563
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals                       (22,751,840)  (18,110,256)  (3,304,160)  (2,432,250)   (42,990,164)  (35,218,969)
   Annuity Benefit Payments                (42,204)      (28,345)      (1,375)      (1,170)        (2,672)       (2,025)
   Transfers Between Subaccounts
     (including fixed account), Net     (5,101,115)   (4,181,150)  (1,016,309)   2,429,460   (123,697,330)   25,979,228
   Contract Charges                       (111,347)      (94,933)     (17,248)     (10,174)      (228,087)     (166,444)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period                         (28,190)      (14,187)          41           67            509          (377)
   Increase (decrease) in Amounts
     Retained in Separate Account
     A                                          --            --           --           --             --            --
                                      ------------  ------------  -----------  -----------  -------------  ------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions                      (10,557,934)   (5,940,445)    (300,118)   3,514,994   (117,407,764)   44,461,976
                                      ------------  ------------  -----------  -----------  -------------  ------------
Total Increase (Decrease) In Net
  Assets                                34,045,383    87,996,958    5,490,586   15,251,031    (63,406,532)  171,515,856

NET ASSETS:
Beginning Of Period                    250,851,637   162,854,679   45,223,645   29,972,614    440,472,619   268,956,763
                                      ------------  ------------  -----------  -----------  -------------  ------------
End Of Period                         $284,897,020  $250,851,637  $50,714,231  $45,223,645  $ 377,066,087  $440,472,619
                                      ============  ============  ===========  ===========  =============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               VALIC COMPANY I             VALIC COMPANY I            VALIC COMPANY I
                                               HEALTH SCIENCES                  VALUE             BROAD CAP VALUE INCOME
                                                    FUND                        FUND                       FUND
                                         --------------------------  --------------------------  ------------------------
                                                 DIVISION 73                 DIVISION 74                DIVISION 75
                                         --------------------------  --------------------------  ------------------------
                                           FOR THE       FOR THE       FOR THE       FOR THE       FOR THE      FOR THE
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                             2010          2009          2010          2009          2010         2009
                                         ------------  ------------  ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)          $ (1,671,989) $ (1,431,184) $   (404,649) $  1,770,062  $   208,107  $   244,897
   Net Realized Gains (Losses) From
     Securities Transactions               (2,867,449)   (7,600,395)   10,159,234   (24,875,750)    (464,149)  (1,137,702)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                     28,511,494    49,538,291     5,285,836    60,831,313    3,082,824    4,865,080
                                         ------------  ------------  ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations                               23,972,056    40,506,712    15,040,421    37,725,625    2,826,782    3,972,275
                                         ------------  ------------  ------------  ------------  -----------  -----------
CONTRACT TRANSACTIONS:
   Payments Received From Contract
     Owners                                13,109,435    13,728,034    16,283,778    22,976,989    2,020,748    1,560,098
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals                          (16,359,857)  (16,145,036)  (14,326,105)  (11,601,280)  (1,940,220)  (1,614,052)
   Annuity Benefit Payments                    (6,050)      (14,845)          (16)          (14)          --           --
   Transfers Between Subaccounts
     (including fixed account), Net        (7,748,698)   (6,899,681)  (48,682,691)  (42,732,708)     634,806     (318,707)
   Contract Charges                           (91,214)      (82,089)     (115,396)      (94,307)      (9,985)      (9,066)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period                                972          (894)            1             3           --           --
   Increase (decrease) in Amounts
     Retained in Separate Account A                --            --            --            --           --           --
                                         ------------  ------------  ------------  ------------  -----------  -----------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions                         (11,095,412)   (9,414,511)  (46,840,429)  (31,451,317)     705,349     (381,727)
                                         ------------  ------------  ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net Assets    12,876,644    31,092,201   (31,800,008)    6,274,308    3,532,131    3,590,548

NET ASSETS:
Beginning Of Period                       173,402,762   142,310,561   156,504,421   150,230,113   20,667,326   17,076,778
                                         ------------  ------------  ------------  ------------  -----------  -----------
End Of Period                            $186,279,406  $173,402,762  $124,704,413  $156,504,421  $24,199,457  $20,667,326
                                         ============  ============  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                          LARGE CAP CORE            INFLATION PROTECTED               GROWTH
                                               FUND                        FUND                        FUND
                                    --------------------------  --------------------------  --------------------------
                                            DIVISION 76                 DIVISION 77                 DIVISION 78
                                    --------------------------  --------------------------  --------------------------
                                      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        2010          2009          2010          2009          2010          2009
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)     $    172,872  $    462,608  $  3,372,172  $    103,354  $ (1,917,334) $   (217,482)
   Net Realized Gains (Losses)
     From Securities Transactions     14,835,683    (8,323,557)    1,177,330    (1,563,167)    2,613,680   (16,209,959)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                 6,805,504    38,506,669    13,161,961    14,740,179   110,332,300   198,769,265
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations                     21,814,059    30,645,720    17,711,463    13,280,366   111,028,646   182,341,824
                                    ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners                  12,926,950    13,248,102    28,053,665    15,122,188    35,782,360    39,999,333
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals                     (12,939,040)   (8,437,130)  (24,711,565)  (18,013,557)  (62,610,804)  (52,348,736)
   Annuity Benefit Payments               (2,435)      (18,015)         (870)         (708)      (15,584)      (13,150)
   Transfers Between Subaccounts
     (including fixed account),
     Net                              (4,267,183)  (20,582,672)   37,240,833    35,077,113   (27,859,391)  (31,995,798)
   Contract Charges                      (79,823)      (74,809)     (137,573)      (77,422)     (287,033)     (292,979)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period                         1,080        (1,249)           (8)           86         3,693        (9,484)
   Increase (decrease) in Amounts
     Retained in Separate Account
     A                                        --            --    (5,605,239)           --            --            --
                                    ------------  ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions                     (4,360,451)  (15,865,773)   34,839,243    32,107,700   (54,986,759)  (44,660,814)
                                    ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets                              17,453,608    14,779,947    52,550,706    45,388,066    56,041,887   137,681,010

NET ASSETS:
Beginning Of Period                  109,686,776    94,906,829   195,634,772   150,246,706   691,636,898   553,955,888
                                    ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                       $127,140,384  $109,686,776  $248,185,478  $195,634,772  $747,678,785  $691,636,898
                                    ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               VALIC COMPANY I              SUNAMERICA                SUNAMERICA
                                          LARGE CAPITAL GROWTH FUND     2015 HIGH WATERMARK       2020 HIGH WATERMARK
                                                    FUND                       FUND                      FUND
                                         --------------------------  ------------------------  ------------------------
                                                 DIVISION 79                DIVISION 81               DIVISION 82
                                         --------------------------  ------------------------  ------------------------
                                           FOR THE       FOR THE       FOR THE      FOR THE      FOR THE      FOR THE
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2010          2009          2010         2009         2010         2009
                                         ------------  ------------  ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net Investment Income (Loss)          $ (1,939,019) $   (430,690) $   228,474  $   171,530  $   202,493  $   111,047
   Net Realized Gains (Losses) From
     Securities Transactions                 (542,553)   (9,760,126)    (239,238)    (639,931)     (67,101)    (760,720)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                     52,040,420    96,841,713    1,392,206      (11,557)     732,169     (240,947)
                                         ------------  ------------  -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations                               49,558,848    86,650,897    1,381,442     (479,958)     867,561     (890,620)
                                         ------------  ------------  -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Payments Received From Contract
     Owners                                18,563,259    21,082,326      184,030    2,068,663    2,069,696    1,511,104
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals                          (29,886,147)  (28,675,670)  (2,974,337)  (2,566,498)    (690,161)  (1,287,396)
   Annuity Benefit Payments                    (8,375)      (23,200)          --           --           --           --
   Transfers Between Subaccounts
     (including fixed account), Net       (19,352,522)  (16,785,745)  (2,065,879)    (265,106)     708,397      838,482
   Contract Charges                          (162,243)     (166,823)     (10,996)     (12,634)      (6,787)      (6,861)
   Adjustments to Net Assets Allocated
     to Contracts in Payout Period               (639)       (2,838)          --           --           --           --
   Increase (decrease) in Amounts
     Retained in Separate Account A                --            --           --           --           --           --
                                         ------------  ------------  -----------  -----------  -----------  -----------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions                         (30,846,667)  (24,571,950)  (4,867,182)    (775,575)   2,081,145    1,055,329
                                         ------------  ------------  -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets    18,712,181    62,078,947   (3,485,740)  (1,255,533)   2,948,706      164,709

NET ASSETS:
Beginning Of Period                       372,793,591   310,714,644   27,849,197   29,104,730   12,041,986   11,877,277
                                         ------------  ------------  -----------  -----------  -----------  -----------
End Of Period                            $391,505,772  $372,793,591  $24,363,457  $27,849,197  $14,990,692  $12,041,986
                                         ============  ============  ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        VALIC COMPANY I               VALIC COMPANY I
                                                                   MID CAP STRATEGIC GROWTH      SMALL CAP SPECIAL VALUES
                                                                             FUND                          FUND
                                                                 --------------------------    ----------------------------
                                                                          DIVISION 83                   DIVISION 84
                                                                 --------------------------    ----------------------------
                                                                   FOR THE        FOR THE         FOR THE        FOR THE
                                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                 DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                     2010           2009            2010           2009
                                                                 ------------  ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net Investment Income (Loss)................................. $ (2,309,265) $   (697,511) $     (558,338) $    1,486,860
   Net Realized Gains (Losses) From Securities Transactions.....   (4,043,440)  (13,627,251)     (6,935,763)    (14,046,262)
   Net Change In Unrealized Appreciation (Depreciation) During
     The Period.................................................   65,991,315    92,958,452      42,971,701      55,443,526
                                                                 ------------  ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations...............   59,638,610    78,633,690      35,477,600      42,884,124
                                                                 ------------  ------------    ------------    ------------
CONTRACT TRANSACTIONS:
   Payments Received From Contract Owners.......................   16,060,447    17,757,630      13,539,719      15,979,340
   Surrenders Of Accumulation Units By Terminations And
     Withdrawals................................................  (22,581,815)  (17,741,437)    (17,914,842)    (14,869,515)
   Annuity Benefit Payments.....................................       (3,257)       (2,564)        (16,231)        (13,317)
   Transfers Between Subaccounts (including fixed account),
     Net........................................................   (9,060,630)   (7,244,797)    (10,367,745)    (11,574,099)
   Contract Charges.............................................     (140,489)     (131,708)        (76,574)        (74,941)
   Adjustments to Net Assets Allocated to Contracts in Payout
     Period.....................................................          277          (107)         (1,811)         (5,561)
   Increase (decrease) in Amounts Retained in Separate Account
     A..........................................................           --            --              --              --
                                                                 ------------  ------------    ------------    ------------
Net Increase (Decrease) In Net Assets From Contract
  Transactions..................................................  (15,725,467)   (7,362,983)    (14,837,484)    (10,558,093)
                                                                 ------------  ------------    ------------    ------------
Total Increase (Decrease) In Net Assets.........................   43,913,143    71,270,707      20,640,116      32,326,031
NET ASSETS:
Beginning Of Period.............................................  252,604,874   181,334,167     184,086,083     151,760,052
                                                                 ------------  ------------    ------------    ------------
End Of Period................................................... $296,518,017  $252,604,874    $204,726,199    $184,086,083
                                                                 ============  ============    ============    ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                      VALIC COMPANY I                VALIC COMPANY I              VALIC COMPANY I
                                         SMALL MID                SMALL CAP AGGRESSIVE             GLOBAL EQUITY
                                        GROWTH FUND                    GROWTH FUND                      FUND
                               ---------------------------    --------------------------    ---------------------------
                                        DIVISION 85                    DIVISION 86                  DIVISION 87
                               ---------------------------    --------------------------    ---------------------------
                                  FOR THE         FOR THE        FOR THE        FOR THE       FOR THE        FOR THE
                                 YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                    2010            2009           2010           2009          2010           2009
                               ------------    ------------   ------------   ------------   ------------  -------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
   Net Investment Income
     (Loss)                    $   (934,134) $    (566,498) $    (798,562) $    (472,557) $    2,004,108  $ (1,209,969)
   Net Realized Gains
     (Losses) From Securities
     Transactions                (1,811,312)    (4,221,755)     6,820,025     (2,753,711)    (11,858,781)   (22,828,866)
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period                  25,665,416     31,658,154     13,205,059     24,209,015      33,158,505     79,123,902
                               ------------    -----------    -----------    -----------    ------------  -------------
Increase (Decrease) In Net
  Assets From Operations         22,919,970     26,869,901     19,226,522     20,982,747      23,303,832     55,085,067
                               ------------    -----------    -----------    -----------    ------------  -------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners              7,415,636      8,082,880      7,740,874      6,058,176      15,371,811     17,327,711
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals             (8,953,458)    (7,243,604)    (7,610,855)    (4,708,202)    (20,528,969)   (19,674,805)
   Annuity Benefit Payments            (424)          (347)          (386)          (297)         (4,783)       (87,072)
   Transfers Between
     Subaccounts (including
     fixed account), Net         (3,579,911)    (2,232,945)     1,128,751      9,072,341     (11,578,663)   (12,503,768)
   Contract Charges                 (38,840)       (36,972)       (48,949)       (32,866)       (112,498)      (113,896)
   Adjustments to Net Assets
     Allocated to Contracts
     in Payout Period                  (342)          (290)            77           (959)         (1,145)       (17,220)
   Increase (decrease) in
     Amounts Retained in
     Separate Account A                  --             --             --             --              --             --
                               ------------    -----------    -----------    -----------    ------------  -------------
   Net Increase (Decrease) In
     Net Assets From Contract
     Transactions                (5,157,339)    (1,431,278)     1,209,512     10,388,193     (16,854,247)   (15,069,050)
                               ------------    -----------    -----------    -----------    ------------  -------------
Total Increase (Decrease) In
  Net Assets                     17,762,631     25,438,623     20,436,034     31,370,940       6,449,585     40,016,017
NET ASSETS:
Beginning Of Period              95,333,137     69,894,514     69,292,877     37,921,937     248,410,089    208,394,072
                               ------------    -----------    -----------    -----------    ------------  -------------
End Of Period                  $113,095,768    $95,333,137    $89,728,911    $69,292,877    $254,859,674  $ 248,410,089
                               ============    ===========    ===========    ===========    ============  =============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                          GLOBAL STRATEGY              FOREIGN VALUE            GLOBAL REAL ESTATE
                                               FUND                        FUND                        FUND
                                    --------------------------  --------------------------  --------------------------
                                            DIVISION 88                 DIVISION 89                DIVISION 101
                                    --------------------------  --------------------------  --------------------------
                                      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        2010          2009          2010          2009          2010          2009
                                    ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)     $ 10,998,003  $ 33,529,086  $  7,434,260  $ 12,709,450  $ 12,563,789  $ 25,335,314
   Net Realized Gains (Losses)
     From Securities Transactions       (425,784)  (11,654,556)   (7,666,348)  (44,059,233)   16,690,532    (5,405,762)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                33,715,343    53,118,209    70,647,164   287,030,737    13,479,551    46,966,841
                                    ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations..................   44,287,562    74,992,739    70,415,076   255,680,954    42,733,872    66,896,393
                                    ------------  ------------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners                  29,012,094    26,039,993    73,263,301    64,585,583    28,677,623    29,463,101
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals                     (41,352,648)  (39,734,711)  (86,107,155)  (66,671,921)  (25,169,437)  (22,316,374)
   Annuity Benefit Payments              (44,893)      (53,596)       (8,196)      (12,042)           --            --
   Transfers Between Subaccounts
     (including fixed account),
     Net                              69,755,006   (21,519,401)  107,627,490   (10,010,221)  (57,367,494)      688,620
   Contract Charges                     (222,261)     (200,300)     (436,528)     (372,680)     (103,819)      (67,306)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period                        (5,413)      (22,150)       (1,955)       (2,651)           --            --
   Increase (decrease) in Amounts
     Retained in Separate Account
     A                                        --            --            --            --    (8,624,559)           --
                                    ------------  ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions                     57,141,885   (35,490,165)   94,336,957   (12,483,932)  (62,587,686)    7,768,041
                                    ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets                             101,429,447    39,502,574   164,752,033   243,197,022   (19,853,814)   74,664,434
NET ASSETS:
Beginning Of Period                  409,351,141   369,848,567   810,512,930   567,315,908   270,476,328   195,811,894
                                    ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                       $510,780,588  $409,351,141  $975,264,963  $810,512,930  $250,622,514  $270,476,328
                                    ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account includes the following variable annuity products:
Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and
Potentia.

The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

VALIC serves as the investment adviser to the VALIC Company I and II Series (formerly AIG Retirement Company I and II). Effective May 1, 2009, AIG Retirement Company I and II changed their names to VALIC Company I and II. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corporation ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

Effective March 7, 2008, the VALIC Company I Real Estate Fund commenced operations. The SunAmerica 2010 High Watermark Fund was closed effective April 21, 2008. Effective February 27, 2009, the AIG SunAmerica 2015 High Watermark Fund and the AIG SunAmerica 2020 High Watermark Fund changed their names to the SunAmerica 2015 High Watermark Fund and the SunAmerica 2020 High Watermark Fund, respectively.

The Separate Account is comprised of sixty five sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

 VALIC COMPANY I FUNDS

 Capital Conservation Fund (Division 1
   and 7)                               Nasdaq-100(R) Index Fund (Division 46)
 Money Market I Fund (Division 2 and 6) Blue Chip Growth Fund (Division 72)
 Mid Cap Index Fund (Division 4)        Health Sciences Fund (Division 73)
 Asset Allocation Fund (Division 5)     Value Fund (Division 74)
 Government Securities Fund (Division   Broad Cap Value Income Fund (Division
   8)                                   75)
 Stock Index Fund (Divisions 10A, B,
   C, and D)                            Large Cap Core Fund (Division 76)
 International Equities Fund (Division
   11)                                  Inflation Protected Fund (Division 77)
 Global Social Awareness Fund
   (Division 12)                        Growth Fund (Division 78)
 International Government Bond Fund     Large Capital Growth Fund (Division
   (Division 13)                        79)
 Small Cap Index Fund (Division 14)     Mid Cap Strategic Growth Fund
                                        (Division 83)
 Core Equity Fund (Division 15)         Small Cap Special Values Fund
                                        (Division 84)
 Growth & Income Fund (Division 16)     Small Mid Growth Fund (Division 85)
 Science & Technology Fund (Division    Small Cap Aggressive Growth Fund
   17)                                  (Division 86)
 Small Cap Fund (Division 18)           Global Equity Fund (Division 87)
 International Growth I Fund (Division
   20)                                  Global Strategy Fund (Division 88)
 Core Value Fund (Division 21)          Foreign Value Fund (Division 89)
                                        Global Real Estate Fund (Division 101)

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION (CONTINUED)

 VALIC Company II Funds

 International Small Cap Equity Fund
   (Division 33)                        Money Market II Fund (Division 44)
 Small Cap Growth Fund (Division 35)    Aggressive Growth Lifestyle Fund
                                        (Division 48)
 Small Cap Value Fund (Division 36)     Moderate Growth Lifestyle Fund
                                        (Division 49)
 Mid Cap Growth Fund (Division 37)      Conservative Growth Lifestyle Fund
                                        (Division 50)
 Mid Cap Value Fund (Division 38)       Core Bond Fund (Division 58)
 Capital Appreciation Fund (Division
   39)                                  Strategic Bond Fund (Division 59)
 Large Cap Value Fund (Division 40)     High Yield Bond Fund (Division 60)
 Socially Responsible Fund (Division
   41)


 OTHER FUNDS
 Vanguard Long-Term Investment-Grade
   Fund (Division 22)                   Ariel Fund (Division 68)
 Vanguard Long-Term Treasury Fund
   (Division 23)                        Ariel Appreciation Fund (Division 69)
 Vanguard Windsor II Fund (Division 24) Lou Holland Growth Fund (Division 70) Vanguard Wellington Fund (Division 25) SunAmerica 2015 High Watermark Fund
                                        (Division 81)
 Vanguard LifeStrategy Growth Fund      SunAmerica 2020 High Watermark Fund
   (Division 52)                        (Division 82)
 Vanguard LifeStrategy Moderate Growth
   Fund (Division 53)
 Vanguard LifeStrategy Conservative
   Growth Fund (Division 54)

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the sixty five divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

2. Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principals general accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

INVESTMENT VALUATION: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

RESERVES FOR ANNUITY CONTRACTS ON BENEFIT: Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments. Reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. VALIC received a net mortality transfer from the Separate Account of $378,823 and $913,414 for the years ended December 31, 2010 and 2009, respectively.

ACCUMULATION UNITS: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

FEDERAL INCOME TAXES: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. FAIR VALUE MEASUREMENTS

Effective January 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

Level 1-- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

The Separate Account assets measured at fair value as of December 31, 2010 consist of investments registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2010, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2010, is presented.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

MORTALITY AND EXPENSE RISK CHARGE: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the Statement of Operations.

DIVISIONS                                                      RISK CHARGES
---------                                          -------------------------------------

10B                                                0.85% on the first $10 million
                                                   0.425% on the next $90 million
                                                   0.21% on the excess over $100 million

1, 2, 4 through 8, 10A, 10C, 10D, 11 through 18,   0.40% - 1.00%
20, 21, 30, 33, 35 through 41, 44 through 46, 48
through 50, 58 through 60, 72 through 80, 83
through 101

19, 22 through 28, 31, 32, 47, 52 through 57, 61   0.65% - 1.25%
through 71, 81,82

Potentia Product                                   0.95% - 1.45%
4, 6, 10C, 12, 14, 16, 17, 26 through 28, 31, 35,
39, 47 through 50, 58, 59, 78, 79, 83, 87

Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

DIVISIONS                                                   EXPENSE LIMITATIONS
---------                                          -------------------------------------
10A                                                1.4157% on the first $359,065,787
                                                   1.36% on the next $40,934,213
                                                   1.32% on the excess over $400 million

10B                                                0.6966% on the first $25,434,267
                                                   0.50% on the first $74,565,733
                                                   0.25% on the excess over $100 million

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS (CONTINUED)

SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements are included on the reimbursement of expenses line of the Statement of Operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

 DIVISIONS                                        EXPENSE REDUCTION
 ---------                              -------------------------------------
 22,23,26 through 28,32,33,35 through   0.25%
 41,44,47 through 50,55 through 71

 31                                     0.21%

ACCOUNT MAINTENANCE CHARGE: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B, contracts within division 10D are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges for all divisions in the Separate Account totaled $4,375,535 and $4,684,693 for the years ended December 31, 2010 and 2009, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

SURRENDER CHARGE: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $4,783,240 and $6,622,721 for the years ended December 31, 2010 and 2009, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

SALES AND ADMINISTRATIVE CHARGE: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $6,651 and $288 for the year ended December 31, 2010, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $7,051 and $279 for the year ended December 31, 2009, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the purchase payments line of the Statement of Changes in Net Assets.

PREMIUM TAX CHARGE: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

GUARANTEED MINIMUM WITHDRAWAL CHARGE: An optional annualized fee percentage of 0.65% for a guaranteed minimum withdrawal benefit ("GMWB") charge may be assessed on certain contracts based on eligible purchase payments made into the contract (called the "Benefit Base"). The fee is deducted quarterly and is calculated as a percentage of the Benefit Base on the date the fee is deducted. The GMWB charges for all divisions in the Separate Account totaled $7,727,248 and $6,216,007 for the years ended December 31,2010 and 2009, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

OTHER MATTERS RELATED TO SEPARATE ACCOUNT CHARGES: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 44, 75, 77 and 101 are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2010 consist of the following:

                                                                   COST OF     PROCEEDS FROM
UNDERLYING FUND                                       DIVISION SHARES ACQUIRED  SHARES SOLD
---------------                                       -------- --------------- -------------
VALIC Company I Capital Conservation Fund                1      $     85,099   $    173,161
VALIC Company I Capital Conservation Fund                7        38,893,918     21,966,664
VALIC Company I Money Market I Fund                      2            26,986        348,804
VALIC Company I Money Market I Fund                      6        79,134,692    120,359,826
VALIC Company I Mid Cap Index Fund                       4       141,974,853    169,527,832
VALIC Company I Asset Allocation Fund                    5        19,676,955     25,534,004
VALIC Company I Government Securities Fund               8        17,747,841     29,680,537
VALIC Company I Stock Index Fund                        10A        1,691,056     16,015,756
VALIC Company I Stock Index Fund                        10B           26,438      1,807,824
VALIC Company I Stock Index Fund                        10C      180,002,836    229,209,126
VALIC Company I Stock Index Fund                        10D          207,111      1,682,857
VALIC Company I International Equities Fund             11        96,369,726     85,323,923
VALIC Company I Global Social Awareness Fund            12        24,620,294     52,665,444
VALIC Company I International Government Bond Fund      13        33,200,287     30,948,796
VALIC Company I Small Cap Index Fund                    14        35,013,636     86,559,117
VALIC Company I Core Equity Fund                        15         5,962,115     27,512,489
VALIC Company I Growth & Income Fund                    16         5,692,565     10,358,575
VALIC Company I Science & Technology Fund               17        16,047,334     88,205,264
VALIC Company I Small Cap Fund                          18         7,714,248     34,970,839
VALIC Company I International Growth I Fund             20        72,383,787     71,076,155
VALIC Company I Dividend Value Fund                     21        26,912,139     15,233,788
Vanguard LT Investment-Grade Fund                       22        36,507,139     23,618,817
Vanguard LT Treasury Fund                               23        45,210,188     79,594,477
Vanguard Windsor II Fund                                24        63,184,017    181,126,672
Vanguard Wellington Fund                                25       150,543,835    103,735,710
VALIC Company II International Small Cap Equity Fund    33        27,043,451     87,780,282
VALIC Company II Small Cap Growth Fund                  35        14,964,901      5,832,782
VALIC Company II Small Cap Value Fund                   36        31,839,043     37,961,092
VALIC Company II Mid Cap Growth Fund                    37         6,666,886     63,818,443
VALIC Company II Mid Cap Value Fund                     38        58,337,286     97,248,944
VALIC Company II Capital Appreciation Fund              39         3,150,917      5,191,478
VALIC Company II Large Cap Value Fund                   40         9,916,318     24,499,410
VALIC Company II Socially Responsible Fund              41        51,487,240    108,578,272
VALIC Company II Money Market II Fund                   44        50,925,322     92,478,672
VALIC Company I Nasdaq-100(R) Index Fund                46        14,230,035     18,908,672
VALIC Company II Aggressive Growth Lifestyle Fund       48        39,012,184      9,827,999
VALIC Company II Moderate Growth Lifestyle Fund         49        67,321,295     18,509,984
VALIC Company II Conservative Growth Lifestyle Fund     50        42,276,032     14,521,014
Vanguard LifeStrategy Growth Fund                       52        17,218,752     11,479,615
Vanguard LifeStrategy Moderate Growth Fund              53        23,672,122     18,255,294

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                               COST OF     PROCEEDS FROM
UNDERLYING FUND                                   DIVISION SHARES ACQUIRED  SHARES SOLD
---------------                                   -------- --------------- -------------
Vanguard LifeStrategy Conservative Growth Fund      54        15,388,135     11,561,878
VALIC Company II Core Bond Fund                     58       109,323,141      8,338,841
VALIC Company II Strategic Bond Fund                59        77,557,201     28,909,017
VALIC Company II High Yield Bond Fund               60        37,065,040     33,092,352
Ariel Fund                                          68        23,511,169     35,865,196
Ariel Appreciation Fund                             69        13,450,080     26,748,974
Lou Holland Growth Fund                             70         7,736,308      7,249,080
VALIC Company I Blue Chip Growth Fund               72        17,626,766    138,975,617
VALIC Company I Health Sciences Fund                73         9,485,860     22,445,350
VALIC Company I Value Fund                          74         7,841,336     55,168,815
VALIC Company I Broad Cap Value Income Fund         75         4,040,198      3,149,011
VALIC Company I Large Cap Core Fund                 76        41,482,996     45,991,797
VALIC Company I Inflation Protected Fund            77        65,042,779     27,164,004
VALIC Company I Growth Fund                         78        14,196,186     71,942,420
VALIC Company I Large Capital Growth Fund           79         7,058,947     40,063,053
SunAmerica 2015 High Watermark Fund                 81         1,085,006      5,724,176
SunAmerica 2020 High Watermark Fund                 82         4,451,831      2,186,892
VALIC Company I Mid Cap Strategic Growth Fund       83        12,382,556     30,617,830
VALIC Company I Small Cap Special Values Fund       84         7,101,453     22,647,478
VALIC Company I Small Mid Growth Fund               85         5,711,447     11,829,437
VALIC Company I Small Cap Aggressive Growth Fund    86        28,950,768     28,643,662
VALIC Company I Global Equity Fund                  87        20,157,884     35,370,317
VALIC Company I Global Strategy Fund                88        93,771,949     26,893,203
VALIC Company I Foreign Value Fund                  89       164,700,881     64,570,374
VALIC Company I Global Real Estate Fund             101       31,333,224     78,642,786

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

The accumulation units outstanding      VALIC COMPANY I                VALIC COMPANY I               VALIC COMPANY I
and analysis of the increase          CAPITAL CONSERVATION           CAPITAL CONSERVATION            MONEY MARKET I
(decrease) in units outstanding as            FUND                           FUND                         FUND
of December 31, 2010.               --------------------          --------------------           ---------------
                                           DIVISION 1                     DIVISION 7                   DIVISION 2
                                    --------------------          --------------------           ---------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                  1.00%/(2)(3)(4)(5)/           1.00%/(2)(3)(4)(5)/          1.00%/(2)(3)(4)(5)/
                                         ---------                    -----------                   ---------
Accumulation Unit Value............      5.8472680                      3.2744260                   2.9861930
Net Assets Attributable to
  Accumulation Units Outstanding...      2,228,206                    108,656,535                     745,638
                                         =========                    ===========                   =========
Accumulation Units Issued..........         10,852                      6,991,539                       9,050
Accumulation Units Redeemed........        (25,359)                    (4,859,516)                   (113,267)
                                         ---------                    -----------                   ---------
Increase (Decrease) in
  Accumulation Units Outstanding...         14,507                      2,132,023                    (104,217)
Beginning Accumulation Units
  Outstanding......................        395,575                     31,077,337                     353,912
                                         ---------                    -----------                   ---------
Ending Accumulation Units
  Outstanding......................        381,068                     33,209,360                     249,695
                                         =========                    ===========                   =========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........                                           0.80%/(2)/
                                                                      -----------
Accumulation Unit Value............                                     3.4376970
Net Assets Attributable to
  Accumulation Units Outstanding...                                    28,989,875
                                                                      ===========
Accumulation Units Issued..........                                     4,686,459
Accumulation Units Redeemed........                                    (2,535,699)
                                                                      -----------
Increase (Decrease) in
  Accumulation Units Outstanding...                                     2,150,760
Beginning Accumulation Units
  Outstanding......................                                     6,330,564
                                                                      -----------
Ending Accumulation Units
  Outstanding......................                                     8,481,324
                                                                      ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........                                           0.60%/(2)/
                                                                      -----------
Accumulation Unit Value............                                     3.6142310
Net Assets Attributable to
  Accumulation Units Outstanding...                                       898,380
                                                                      ===========
Accumulation Units Issued..........                                        68,735
Accumulation Units Redeemed........                                      (110,075)
                                                                      -----------
Increase (Decrease) in
  Accumulation Units Outstanding...                                       (41,340)
Beginning Accumulation Units
  Outstanding......................                                       289,907
                                                                      -----------
Ending Accumulation Units
  Outstanding......................                                       248,567
                                                                      ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........                                           0.40%/(2)/
                                                                      -----------
Accumulation Unit Value............                                     1.1521190
Net Assets Attributable to
  Accumulation Units Outstanding...                                            --
                                                                      ===========
Accumulation Units Issued..........                                            --
Accumulation Units Redeemed........                                            --
                                                                      -----------
Increase (Decrease) in
  Accumulation Units Outstanding...                                            --
Beginning Accumulation Units
  Outstanding......................                                            --
                                                                      -----------
Ending Accumulation Units
  Outstanding......................                                            --
                                                                      ===========

                              SEPARATE ACCOUNT A

                OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

                                            VALIC                                               VALIC
THE ACCUMULATION UNITS OUTSTANDING        COMPANY I                                           COMPANY I
AND ANALYSIS OF THE INCREASE                MONEY                    VALIC                      ASSET
(DECREASE) IN UNITS OUTSTANDING AS         MARKET I              COMPANY I MID                ALLOCATION
OF DECEMBER 31, 2010.                        FUND                CAP INDEX FUND                  FUND
----------------------------------  -----------             --------------            -----------
                                          DIVISION 6               DIVISION 4                 DIVISION 5
                                    -----------             --------------            -----------
Contracts with Mortality and
  Expense Risk Charge of:..........        1.45% /W/                 1.45% /W/               1.00%/|2)|3)|4)|5)/
                                    -----------             -------------             -----------
Accumulation Unit Value............   1.0560710                 1.6382840               5.5861440
Net Assets Attributable to
  Accumulation Units Outstanding...     197,202                    44,454             121,892,803
                                    -----------             -------------             -----------
Accumulation Units Issued..........     117,385                    25,837               2,173,030
Accumulation Units Redeemed........    (133,806)                  (71,821)             (3,666,092)
                                    -----------             -------------             -----------
Increase (Decrease) in
  Accumulation Units Outstanding...     (16,421)                  (45,984)             (1,493,062)
Beginning Accumulation Units
  Outstanding......................     203,154                    73,118              23,340,724
                                    -----------             -------------             -----------
Ending Accumulation Units
  Outstanding......................     186,733                    27,134              21,847,662
                                    -----------             -------------             -----------
Contracts with Mortality and              100o/                     100o/
  Expense Risk Charge of:..........           o(2)(3)(4)(5)             o(2)(3)(4)(5)        0.80%/(2)/
                                    -----------             -------------             -----------
Accumulation Unit Value............   2.1085280                11.5592110               5.8875920
Net Assets Attributable to
  Accumulation Units Outstanding... 294,592,191             1,933,526,696              16,115,698
                                    -----------             -------------             -----------
Accumulation Units Issued..........  28,156,425                 7,821,431               1,672,979
Accumulation Units Redeemed........ (42,094,602)               (1,568,636)             (1,568,636)
                                    -----------             -------------             -----------
Increase (Decrease) in
  Accumulation Units Outstanding... (13,938,177)               (7,951,331)                104,343
Beginning Accumulation Units
  Outstanding...................... 175,506,081               175,506,081               2,642,382
                                    -----------             -------------             -----------
Ending Accumulation Units
  Outstanding...................... 139,892,361               167,554,750               2,746,725
                                    -----------             -------------             -----------
Contracts with Mortality and
  Expense Risk Charge of:..........        0.95%/(1)/                0.95%/(1)/              0.60%/|2)/
                                    -----------             -------------             -----------
Accumulation Unit Value............   1.8753890                    187810               6.2187810
Net Assets Attributable to
  Accumulation Units Outstanding...                                                       187,579
                                    -----------             -------------             -----------
Accumulation Units Issued..........           _                         _                   8,005
Accumulation Units Redeemed........          --                        --                 (11,128)
                                    -----------             -------------             -----------
Increase (Decrease) in
  Accumulation Units Outstanding...          --                        --                  (3,123)
Beginning Accumulation Units
  Outstanding......................          --                        --                  33,286
                                    -----------             -------------             -----------
Ending Accumulation Units
  Outstanding......................          --                        --                  30,163
                                    -----------             -------------             -----------
Contracts with Mortality and
  Expense Risk Charge of:..........        0.80%/(2)/                0.80%/(2)/              0.40%/|2)/
                                    -----------             -------------             -----------
Accumulation Unit Value............  12.2022510                 1.0556270               1.0556270
Net Assets Attributable to
  Accumulation Units Outstanding...  81,815,289               522,175,998                      --
                                    -----------             -------------             -----------
Accumulation Units Issued..........  11,783,317                 6,897,481                       _
Accumulation Units Redeemed........ (13,281,507)               (2,533,746)                     --
                                    -----------             -------------             -----------
Increase (Decrease) in
  Accumulation Units Outstanding...  (1,498,190)                4,363,735                      --
Beginning Accumulation Units
  Outstanding......................  38,641,900                38,641,900                      --
                                    -----------             -------------             -----------
Ending Accumulation Units
  Outstanding......................  43,005,635                43,005,635                      --
                                    -----------             -------------             -----------
Contracts with Mortality and
  Expense Risk Charge of:..........        0.60%/|2)/                0.60%/|2)/
                                    -----------             -------------
Accumulation Unit Value............   2.3277990                12.9122510
Net Assets Attributable to
  Accumulation Units Outstanding...   2,681,848                15,736,454
                                    -----------             -------------
Accumulation Units Issued..........     793,688                   372,538
Accumulation Units Redeemed........  (1,991,194)                 (299,001)
                                    -----------             -------------
Increase (Decrease) in
  Accumulation Units Outstanding...  (1,197,506)                   73,537
Beginning Accumulation Units
  Outstanding......................   2,369,391                 1,146,174
                                    -----------             -------------
Ending Accumulation Units
  Outstanding......................   1,171,885                 1,219,711
                                    -----------             -------------
Contracts with Mortality and
  Expense Risk Charge of:..........        0.40%/|2)/                0.40%/|2)/
                                    -----------             -------------
Accumulation Unit Value............   1.0194960                 1.0303180
Net Assets Attributable to
  Accumulation Units Outstanding...   7,768,290                18,205,916
                                    -----------             -------------
Accumulation Units Issued..........   3,866,706                 2,281,419
Accumulation Units Redeemed........  (2,671,857)               (2,671,857)
                                    -----------             -------------
Increase (Decrease) in
  Accumulation Units Outstanding...  (1,384,949)                 (390,438)
Beginning Accumulation Units
  Outstanding......................    ,060,629                18,060,629
                                    -----------             -------------
Ending Accumulation Units
  Outstanding......................   7,619,736                17,670,191
                                    -----------             -------------

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                        VALIC COMPANY I                VALIC COMPANY I         VALIC COMPANY I
The accumulation units outstanding and analysis      GOVERNMENT SECURITIES               STOCK INDEX             STOCK INDEX
of the increase (decrease) in units outstanding              FUND                           FUND                    FUND
as of December 31, 2010.                           ---------------------          ---------------              ---------------
                                                          DIVISION 8                    DIVISION 10A            DIVISION 10B
                                                   ---------------------          ---------------              ---------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE
  OF:                                                          100%/(2)(3)(4)(5)/           100%/(2)(3)(4)(5)/       0.4335%/(3)/
Accumulation Unit Value...........................       3.2161350                   24.2337590                  41.7146090
Net Assets Attributable to Accumulation Units
  Outstanding.....................................      90,964,404                  117,839,811                  10,617,698
                                                        ==========                  ===========                  ==========
Accumulation Units Issued.........................       2,925,473                       81,303                       1,776
Accumulation Units Redeemed.......................      (6,357,621)                    (654,589)                    (30,744)
                                                        ----------                  -----------                  ----------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................      (3,432,148)                    (573,286)                    (28,968)
Beginning Accumulation Units Outstanding..........      31,773,386                    5,435,932                     283,500
                                                        ----------                  -----------                  ----------
Ending Accumulation Units Outstanding.............      28,341,238                    4,862,646                     254,532
                                                        ==========                  ===========                  ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE
  OF:                                                         0.80%/(2)/
                                                        ----------
Accumulation Unit Value...........................       3.3765090
Net Assets Attributable to Accumulation Units
  Outstanding.....................................      20,810,778
                                                        ==========
Accumulation Units Issued.........................       2,107,921
Accumulation Units Redeemed.......................      (2,865,537)
                                                        ----------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................        (757,616)
Beginning Accumulation Units Outstanding..........       6,933,928
                                                        ----------
Ending Accumulation Units Outstanding.............       6,176,312
                                                        ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE
  OF:                                                         0.60%/(2)/
                                                        ----------
Accumulation Unit Value...........................       3.5498310
Net Assets Attributable to Accumulation Units
  Outstanding.....................................         644,239
                                                        ----------
Accumulation Units Issued.........................          62,205
Accumulation Units Redeemed.......................        (191,077)
                                                        ----------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................        (128,872)
Beginning Accumulation Units Outstanding..........         310,411
                                                        ----------
Ending Accumulation Units Outstanding.............         181,539
                                                        ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE
  OF:                                                         0.40%/(2)/
                                                        ----------
Accumulation Unit Value...........................       1.1150340
Net Assets Attributable to Accumulation Units
  Outstanding
                                                        ==========
Accumulation Units Issued
Accumulation Units Redeemed.......................              --
                                                        ----------
Increase (Decrease) in Accumulation Units
  Outstanding                                                   --
Beginning Accumulation Units Outstanding                        --
                                                        ----------
Ending Accumulation Units Outstanding.............              --
                                                        ==========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding           VALIC COMPANY I              VALIC COMPANY I             VALIC COMPANY I
and analysis of the increase                   STOCK INDEX                  STOCK INDEX            INTERNATIONAL EQUITIES
(decrease) in units outstanding as of             FUND                         FUND                         FUND
December 31, 2010.                     ---------------               ---------------             ----------------------
                                              DIVISION 10C                 DIVISION 10D                 DIVISION 11
                                       ---------------               ---------------             ----------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                1.45%/(1)/                  1.00%/(2)(3)(4)(5)/             1.00%/(2)(3)(4)(5)/
                                        -------------                  ----------                     -----------
Accumulation Unit Value...............      0.9574280                   9.1166840                       1.6622420
Net Assets Attributable to
  Accumulation Units Outstanding......         24,504                  14,503,739                     741,016,127
                                        =============                  ==========                     ===========
Accumulation Units Issued.............         11,756                      24,293                      42,841,273
Accumulation Units Redeemed...........        (20,990)                   (185,113)                    (37,109,940)
                                        -------------                  ----------                     -----------
Increase (Decrease) in Accumulation
  Units Outstanding...................         (9,234)                   (160,820)                      5,731,333
Beginning Accumulation Units
  Outstanding.........................         34,828                   1,751,721                     440,727,408
                                        -------------                  ----------                     -----------
Ending Accumulation Units Outstanding.         25,594                   1,590,901                     446,458,741
                                        =============                  ==========                     ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                1.00%/(2)(3)(4)(5)/                                         0.80%/(2)/
                                        -------------                                                 -----------
Accumulation Unit Value...............      5.1440980                                                   1.7337940
Net Assets Attributable to
  Accumulation Units Outstanding......  2,469,042,836                                                 166,112,327
                                        =============                                                 ===========
Accumulation Units Issued.............     19,819,169                                                  16,972,214
Accumulation Units Redeemed...........    (38,269,430)                                                (23,094,582)
                                        -------------                                                 -----------
Increase (Decrease) in Accumulation
  Units Outstanding...................    (18,450,261)                                                 (6,122,368)
Beginning Accumulation Units
  Outstanding.........................    499,189,486                                                 102,626,583
                                        -------------                                                 -----------
Ending Accumulation Units Outstanding.    480,739,225                                                  96,504,215
                                        =============                                                 ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                0.95% /(1)/                                                 0.60%/(2)/
                                        -------------                                                 -----------
Accumulation Unit Value...............      1.3468820                                                   1.8091700
Net Assets Attributable to
  Accumulation Units Outstanding......             --                                                   5,033,083
                                        -------------                                                 -----------
Accumulation Units Issued.............             --                                                     519,812
Accumulation Units Redeemed...........             --                                                  (1,284,769)
                                        -------------                                                 -----------
Increase (Decrease) in Accumulation
  Units Outstanding...................             --                                                    (764,957)
Beginning Accumulation Units
  Outstanding.........................             --                                                   3,551,393
                                        -------------                                                 -----------
Ending Accumulation Units Outstanding.             --                                                   2,786,436
                                        =============                                                 ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                0.80%/(2)/                                                  0.40% /|2)/
                                        -------------                                                 -----------
Accumulation Unit Value...............      5.3825000                                                   0.7331440
Net Assets Attributable to
  Accumulation Units Outstanding......    570,087,135                                                          --
                                        -------------                                                 -----------
Accumulation Units Issued.............      6,844,435                                                          --
Accumulation Units Redeemed...........    (11,735,790)                                                         --
                                        -------------                                                 -----------
Increase (Decrease) in Accumulation
  Units Outstanding...................     (4,891,355)                                                         --
Beginning Accumulation Units
  Outstanding.........................    111,287,756                                                          --
                                        -------------                                                 -----------
Ending Accumulation Units Outstanding.    106,396,401                                                          --
                                        =============                                                 ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                0.60%/(2)/
                                        -------------
Accumulation Unit Value...............      5.6446700
Net Assets Attributable to
  Accumulation Units Outstanding......     22,972,042
                                        -------------
Accumulation Units Issued.............      1,388,386
Accumulation Units Redeemed...........     (1,537,913)
                                        -------------
Increase (Decrease) in Accumulation
  Units Outstanding...................       (149,527)
Beginning Accumulation Units
  Outstanding.........................      4,220,931
                                        -------------
Ending Accumulation Units Outstanding.      4,071,404
                                        =============
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                0.40%/(2)/
                                        -------------
Accumulation Unit Value...............      0.8530860
Net Assets Attributable to
  Accumulation Units Outstanding......     47,385,701
                                        -------------
Accumulation Units Issued.............      5,587,720
Accumulation Units Redeemed...........     (8,534,486)
                                        -------------
Increase (Decrease) in Accumulation
  Units Outstanding...................     (2,946,766)
Beginning Accumulation Units
  Outstanding.........................     58,492,985
                                        -------------
Ending Accumulation Units Outstanding.     55,546,219
                                        =============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding       VALIC COMPANY I              VALIC COMPANY I                 VALIC COMPANY I
and analysis of the increase             SOCIAL AWARENESS          INT'L GOVERNMENT BOND              SMALL CAP INDEX
(decrease) in units outstanding as             FUND                        FUND                            FUND
of December 31, 2010.               ----------------             ---------------------           ---------------
                                           DIVISION 12                  DIVISION 13                     DIVISION 14
                                    ----------------             ---------------------           ---------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                    1.45%/(1)/                      1.00%/(2)(3)(4)(5)/          1.45%/(1)/
                                      -----------                     -----------                  -----------
Accumulation Unit Value............     0.9281670                       2.9048240                    1.4703910
Net Assets Attributable to
  Accumulation Units Outstanding...            --                     123,043,375                       30,046
                                      ===========                     ===========                  ===========
Accumulation Units Issued..........            --                       5,698,989                       11,691
Accumulation Units Redeemed........            --                      (7,555,833)                     (16,194)
                                      -----------                     -----------                  -----------
Increase (Decrease) in
  Accumulation Units Outstanding...            --                      (1,856,444)                      (4,503)
Beginning Accumulation Units
  Outstanding......................            --                      44,245,607                       24,937
                                      -----------                     -----------                  -----------
Ending Accumulation Units
  Outstanding......................            --                      42,388,763                       20,434
                                      ===========                     ===========                  ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                    1.00%/(2)(3)(4)(5)/             0.80%/(2)/                   1.00%/(2)(3)(4)(5)/
                                      -----------                                                  -----------
Accumulation Unit Value............     3.8037270                       3.0164540                    3.9098970
Net Assets Attributable to
  Accumulation Units Outstanding...   199,508,060                      34,700,037                  695,419,585
                                      ===========                     ===========                  ===========
Accumulation Units Issued..........     3,213,929                       4,621,203                    8,221,542
Accumulation Units Redeemed........    (8,332,254)                     (3,937,226)                 (17,375,659)
                                      -----------                                                  -----------
Increase (Decrease) in
  Accumulation Units Outstanding...    (5,118,325)                        683,977                   (9,154,117)
Beginning Accumulation Units
  Outstanding......................    57,592,442                      10,819,608                  187,312,159
                                      -----------                     -----------                  -----------
Ending Accumulation Units
  Outstanding......................    52,474,117                      11,503,585                  178,158,042
                                      ===========                     ===========                  ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                    0.95%/(1)/                      0.60%/(2)/                   0.95%/(2)/
                                      -----------                     -----------                  -----------
Accumulation Unit Value............     1.2854020                       3.1349620                    1.7253050
Net Assets Attributable to
  Accumulation Units Outstanding...            --                       2,719,501                           --
                                      ===========                     ===========                  ===========
Accumulation Units Issued..........            --                          98,291                           --
Accumulation Units Redeemed........            --                        (319,315)                          --
                                      -----------                     -----------                  -----------
Increase (Decrease) in
  Accumulation Units Outstanding...            --                        (221,024)                          --
Beginning Accumulation Units
  Outstanding......................            --                       1,088,499                           --
                                      -----------                     -----------                  -----------
Ending Accumulation Units
  Outstanding......................            --                         867,475                           --
                                      ===========                     ===========                  ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                    0.80%/(2)/                      0.40%/(2)/                   0.80%/(2)/
                                      -----------                     -----------                  -----------
Accumulation Unit Value............     3.9615540                       1.1887480                    4.0533210
Net Assets Attributable to
  Accumulation Units Outstanding...    80,214,853                          57,619                  194,429,549
                                      ===========                     ===========                  ===========
Accumulation Units Issued..........     4,117,750                               1                    3,565,593
Accumulation Units Redeemed........    (6,539,860)                        (17,439)                  (8,897,754)
                                      -----------                     -----------                  -----------
Increase (Decrease) in
  Accumulation Units Outstanding...    (2,422,110)                        (17,438)                  (5,332,161)
Beginning Accumulation Units
  Outstanding......................    22,728,874                          65,909                   53,458,346
                                      -----------                     -----------                  -----------
Ending Accumulation Units
  Outstanding......................    20,306,764                          48,471                   48,126,185
                                      ===========                     ===========                  ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                    0.60%/(2)/                                                   0.60% /|2)/
                                      -----------                                                  -----------
Accumulation Unit Value............     4.1337580                                                    4.2077210
Net Assets Attributable to
  Accumulation Units Outstanding...            --                                                    5,788,492
                                      -----------                                                  -----------
Accumulation Units Issued..........       159,455                                                      274,546
Accumulation Units Redeemed........      (456,417)                                                    (551,234)
                                      -----------                                                  -----------
Increase (Decrease) in
  Accumulation Units Outstanding...      (296,962)                                                    (276,688)
Beginning Accumulation Units
  Outstanding......................       650,734                                                    1,652,916
                                      -----------                                                  -----------
Ending Accumulation Units
  Outstanding......................       353,772                                                    1,376,228
                                      -----------                                                  -----------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                    0.40%/(2)/                                                   0.40%/(2)/
                                      -----------                                                  -----------
Accumulation Unit Value............     0.8164520                                                    0.9732540
Net Assets Attributable to
  Accumulation Units Outstanding...       825,990                                                   11,157,632
                                      ===========                                                  ===========
Accumulation Units Issued..........            28                                                    1,752,299
Accumulation Units Redeemed........      (287,755)                                                  (1,463,958)
                                      -----------                                                  -----------
Increase (Decrease) in
  Accumulation Units Outstanding...      (287,727)                                                     288,341
Beginning Accumulation Units
  Outstanding......................     1,299,409                                                   11,175,914
                                      -----------                                                  -----------
Ending Accumulation Units
  Outstanding......................     1,011,682                                                   11,464,255
                                      ===========                                                  ===========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding          VALIC COMPANY I              VALIC COMPANY I             VALIC COMPANY I
and analysis of the increase                  CORE EQUITY                GROWTH & INCOME           SCIENCE & TECHNOLOGY
(decrease) in units outstanding as of            FUND                         FUND                         FUND
December 31, 2010.                     ---------------              ---------------             --------------------
                                              DIVISION 15                  DIVISION 16                 DIVISION 17
                                       ---------------              ---------------             --------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                               1.00%/(2)(3)(4)(5)/         1.45%/(1)/                     1.45%/(1)/
                                         -----------                  ----------                    -----------
Accumulation Unit Value...............     2.0522320                   0.8997030                      0.6458660
Net Assets Attributable to
  Accumulation Units Outstanding......   193,599,370                      19,872                          3,451
                                         ===========                  ==========                    ===========
Accumulation Units Issued.............     2,351,591                         245                          3,555
Accumulation Units Redeemed...........   (12,782,331)                    (50,748)                        (6,227)
                                         -----------                  ----------                    -----------
Increase (Decrease) in Accumulation
  Units Outstanding...................   (10,430,740)                    (50,503)                        (2,672)
Beginning Accumulation Units
  Outstanding.........................   104,867,719                      72,591                          8,015
                                         -----------                  ----------                    -----------
Ending Accumulation Units Outstanding.    94,436,979                      22,088                          5,343
                                         ===========                  ==========                    ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:.....................          0.80%/(2)/                  1.00%/(2)(3)(4)(5)/            1.00%/(2)(3)(4)(5)/
                                         -----------                  ----------                    -----------
Accumulation Unit Value...............     2.1191990                   2.2199510                      2.8482110
Net Assets Attributable to
  Accumulation Units Outstanding......    39,801,655                  68,933,801                    630,830,009
                                         ===========                  ==========                    ===========
Accumulation Units Issued.............     1,159,658                   1,996,617                      5,220,121
Accumulation Units Redeemed...........    (2,364,373)                 (4,521,579)                   (28,711,919)
                                         -----------                  ----------                    -----------
Increase (Decrease) in Accumulation
  Units Outstanding...................    (1,204,715)                 (2,524,962)                   (23,491,798)
Beginning Accumulation Units
  Outstanding.........................    20,046,713                  33,580,307                    245,185,452
                                         -----------                  ----------                    -----------
Ending Accumulation Units Outstanding.    18,841,998                  31,055,345                    221,693,654
                                         ===========                  ==========                    ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:.....................          0.60%/(2)/                  0.95% /(1)/                    0.95% /(1)/
                                         -----------                  ----------                    -----------
Accumulation Unit Value...............     2.1910870                   1.2604930                      1.5974280
Net Assets Attributable to
  Accumulation Units Outstanding......     1,031,831                          --                             --
                                         ===========                  ==========                    ===========
Accumulation Units Issued.............        28,616                          --                             --
Accumulation Units Redeemed...........      (105,009)                         --                             --
                                         -----------                  ----------                    -----------
Increase (Decrease) in Accumulation
  Units Outstanding...................       (76,393)                         --                             --
Beginning Accumulation Units
  Outstanding.........................       547,314                          --                             --
                                         -----------                  ----------                    -----------
Ending Accumulation Units Outstanding.       470,921                          --                             --
                                         ===========                  ==========                    ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:.....................          0.40%/(2)/                  0.80%/(2)/                     0.80%/(2)/
                                         -----------                  ----------                    -----------
Accumulation Unit Value...............     0.8245040                   2.2925220                      2.9405840
Net Assets Attributable to
  Accumulation Units Outstanding......       483,776                  14,551,543                    158,811,422
                                         ===========                  ==========                    ===========
Accumulation Units Issued.............            14                   1,530,119                      4,562,781
Accumulation Units Redeemed...........      (122,799)                 (1,379,618)                    (7,192,366)
                                         -----------                  ----------                    -----------
Increase (Decrease) in Accumulation
  Units Outstanding...................      (122,785)                    150,501                     (2,629,585)
Beginning Accumulation Units
  Outstanding.........................       709,533                   6,211,813                     56,763,010
                                         -----------                  ----------                    -----------
Ending Accumulation Units Outstanding.       586,748                   6,362,314                     54,133,425
                                         ===========                  ==========                    ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:.....................                                      0.60%/(2)/                     0.60%/(2)/
                                                                      ----------                    -----------
Accumulation Unit Value...............                                 2.3703230                      3.0404680
Net Assets Attributable to
  Accumulation Units Outstanding......                                   569,592                      6,032,023
                                                                      ==========                    ===========
Accumulation Units Issued.............                                        --                        228,024
Accumulation Units Redeemed...........                                   (20,813)                      (622,261)
                                                                      ----------                    -----------
Increase (Decrease) in Accumulation
  Units Outstanding...................                                   (20,813)                      (394,237)
Beginning Accumulation Units
  Outstanding.........................                                   261,115                      2,378,150
                                                                      ----------                    -----------
Ending Accumulation Units Outstanding.                                   240,302                      1,983,913
                                                                      ==========                    ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:.....................                                      0.40%/(2)/                     0.40%/(2)/
                                                                      ----------                    -----------
Accumulation Unit Value...............                                 0.8144450                      0.9970060
Net Assets Attributable to
  Accumulation Units Outstanding......                                        --                     15,798,044
                                                                      ==========                    ===========
Accumulation Units Issued.............                                        --                      1,802,922
Accumulation Units Redeemed...........                                        --                     (2,085,368)
                                                                      ----------                    -----------
Increase (Decrease) in Accumulation
  Units Outstanding...................                                        --                       (282,446)
Beginning Accumulation Units
  Outstanding.........................                                        --                     16,127,931
                                                                      ----------                    -----------
Ending Accumulation Units Outstanding.                                        --                     15,845,485
                                                                      ==========                    ===========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED )

The accumulation units outstanding
and analysis of the                      VALIC COMPANY I              VALIC COMPANY I                 VALIC COMPANY I
increase (decrease) in units                SMALL CAP              INTERNATIONAL GROWTH I             INCOME & GROWTH
outstanding as of December 31,                FUND                          FUND                           FUND
2010.                               ---------------              ----------------------          ---------------
                                           DIVISION 18                  DIVISION 20                     DIVISION 21
                                    ---------------              ----------------------          ---------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........           100%/(2)(3)(4)(5)/              100%/(2)(3)(4)(5)/           100%/(2)(3)(4)(5)/
                                      -----------                     -----------                  -----------
Accumulation Unit Value............     2.8394920                       2.2690570                    1.5957940
Net Assets Attributable to
  Accumulation Units Outstanding...   272,199,498                     374,053,350                  109,698,711
                                      ===========                     ===========                  ===========
Accumulation Units Issued..........     3,977,057                      13,074,669                   13,912,033
Accumulation Units Redeemed........   (13,429,984)                    (21,489,490)                  (6,785,450)
                                      -----------                     -----------                  -----------
Increase (Decrease) in
  Accumulation Units Outstanding...    (9,452,927)                     (8,414,821)                   7,126,583
Beginning Accumulation Units
  Outstanding......................   105,387,606                     173,556,736                   61,735,837
                                      -----------                     -----------                  -----------
Ending Accumulation Units
  Outstanding......................    95,934,679                     165,141,915                   68,862,420
                                      ===========                     ===========                  ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........          0.80%/(2)/                      0.80%/(2)/                   0.80%/(2)/
                                      -----------                     -----------                  -----------
Accumulation Unit Value............     2.9451070                       2.3526550                    1.6719270
Net Assets Attributable to
  Accumulation Units Outstanding...    52,611,334                     214,614,227                   40,040,066
                                      ===========                     ===========                  ===========
Accumulation Units Issued..........     2,314,524                      21,966,477                    5,614,018
Accumulation Units Redeemed........    (3,083,310)                    (16,899,681)                  (4,315,673)
                                      -----------                     -----------                  -----------
Increase (Decrease) in
  Accumulation Units Outstanding...      (768,786)                      5,066,796                    1,298,345
Beginning Accumulation Units
  Outstanding......................    18,709,651                      86,749,318                   22,667,733
                                      -----------                     -----------                  -----------
Ending Accumulation Units
  Outstanding......................    17,940,865                      91,816,114                   23,966,078
                                      ===========                     ===========                  ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........          0.60%/(2)/                      0.60%/(2)/                   0.60%/(2)/
                                      -----------                     -----------                  -----------
Accumulation Unit Value............     3.0675580                       2.4422640                    1.7577870
Net Assets Attributable to
  Accumulation Units Outstanding...     2,550,711                       6,907,236                      640,593
                                      ===========                     ===========                  ===========
Accumulation Units Issued..........        68,998                       1,122,627                      466,447
Accumulation Units Redeemed........      (145,727)                       (679,120)                    (556,396)
                                      -----------                     -----------                  -----------
Increase (Decrease) in
  Accumulation Units Outstanding...       (76,729)                        443,507                      (89,949)
Beginning Accumulation Units
  Outstanding......................       908,241                       2,386,717                      454,380
                                      -----------                     -----------                  -----------
Ending Accumulation Units
  Outstanding......................       831,512                       2,830,224                      364,431
                                      ===========                     ===========                  ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........          0.40%/(2)/                      0.40%/(2)/                   0.40%/(2)/
                                      -----------                     -----------                  -----------
Accumulation Unit Value............     0.9925220                       0.8199250                    0.8120980
Net Assets Attributable to
  Accumulation Units Outstanding...            --                              --                      619,221
                                      ===========                     ===========                  ===========
Accumulation Units Issued..........            --                              --                           19
Accumulation Units Redeemed........            --                              --                     (145,649)
                                      -----------                     -----------                  -----------
Increase (Decrease) in
  Accumulation Units Outstanding...            --                              --                     (145,630)
Beginning Accumulation Units
  Outstanding......................            --                              --                      908,126
                                      -----------                     -----------                  -----------
Ending Accumulation Units
  Outstanding......................            --                              --                      762,496
                                      ===========                     ===========                  ===========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding
and analysis of the                         VANGUARD                        VANGUARD                  VANGUARD
increase (decrease) in units           LONG-TERM CORPORATE             LONG-TERM TREASURY            WINDSOR II
outstanding as of December 31,                FUND                            FUND                      FUND
2010.                               -------------------            ------------------            -------------
                                           DIVISION 22                    DIVISION 23                DIVISION 24
                                    -------------------            ------------------            -------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........             100%/(2)(3)(4)(5)/            100%/(2)(3)(4)(5)/          1.25%/(2)/
                                        -----------                   -----------                -------------
Accumulation Unit Value............       2.3437460                     2.3781890                    2.2684510
Net Assets Attributable to
  Accumulation Units Outstanding...     144,612,884                   219,133,723                1,106,921,439
                                        ===========                   ===========                =============
Accumulation Units Issued..........       8,919,001                     8,222,521                   17,102,860
Accumulation Units Redeemed........      (7,066,487)                  (18,463,268)                 (59,813,504)
                                        -----------                   -----------                -------------
Increase (Decrease) in
  Accumulation Units Outstanding...       1,852,514                   (10,240,747)                 (42,710,644)
Beginning Accumulation Units
  Outstanding......................      59,917,955                   102,431,315                  531,689,225
                                        -----------                   -----------                -------------
Ending Accumulation Units
  Outstanding......................      61,770,469                    92,190,568                  488,978,581
                                        ===========                   ===========                =============
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........            0.80%/(2)/                    0.80%/(2)/                   1.05%/(2)/
                                        -----------                   -----------                -------------
Accumulation Unit Value............       2.4789210                     2.4935110                    2.3785430
Net Assets Attributable to
  Accumulation Units Outstanding...      44,163,274                    65,771,522                  319,511,746
                                        ===========                   ===========                =============
Accumulation Units Issued..........       4,462,956                     4,375,582                    9,466,141
Accumulation Units Redeemed........      (4,509,900)                  (15,539,543)                 (22,721,054)
                                        -----------                   -----------                -------------
Increase (Decrease) in
  Accumulation Units Outstanding...         (46,944)                  (11,163,961)                 (13,254,913)
Beginning Accumulation Units
  Outstanding......................      17,906,366                    37,580,119                  147,850,446
                                        -----------                   -----------                -------------
Ending Accumulation Units
  Outstanding......................      17,859,422                    26,416,158                  134,595,533
                                        ===========                   ===========                =============
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........            0.60%/(2)/                    0.60%/(2)/                   0.85%/(2)/
                                        -----------                   -----------                -------------
Accumulation Unit Value............       2.6319160                     2.6197540                    2.5032110
Net Assets Attributable to
  Accumulation Units Outstanding...       1,975,779                     2,353,795                   10,418,803
                                        ===========                   ===========                =============
Accumulation Units Issued..........         156,226                       276,144                      627,187
Accumulation Units Redeemed........        (155,803)                     (792,105)                  (3,560,384)
                                        -----------                   -----------                -------------
Increase (Decrease) in
  Accumulation Units Outstanding...             423                      (515,961)                  (2,933,197)
Beginning Accumulation Units
  Outstanding......................         753,426                     1,417,411                    7,099,568
                                        -----------                   -----------                -------------
Ending Accumulation Units
  Outstanding......................         753,849                       901,450                    4,166,371
                                        ===========                   ===========                =============
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........            0.40%/(2)/                    0.40%/(2)/                   0.65%/(2)/
                                        -----------                   -----------                -------------
Accumulation Unit Value............       1.2292390                     1.2061680                    0.8099280
Net Assets Attributable to
  Accumulation Units Outstanding...         316,218                       994,901                   22,260,030
                                        ===========                   ===========                =============
Accumulation Units Issued..........              12                           334                    3,160,272
Accumulation Units Redeemed........         (50,655)                     (162,714)                  (4,223,458)
                                        -----------                   -----------                -------------
Increase (Decrease) in
  Accumulation Units Outstanding...         (50,643)                     (162,380)                  (1,063,186)
Beginning Accumulation Units
  Outstanding......................         307,890                       987,225                   28,547,147
                                        -----------                   -----------                -------------
Ending Accumulation Units
  Outstanding......................         257,247                       824,845                   27,483,961
                                        ===========                   ===========                =============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding
and analysis of the                      VANGUARD          VALIC COMPANY II     VALIC COMPANY II
increase (decrease) in units            WELLINGTON      INTERNATIONAL GROWTH II SMALL CAP GROWTH
outstanding as of December 31,             FUND                  FUND                 FUND
2010.                               -------------       ----------------------- ----------------
                                        DIVISION 25           DIVISION 33         DIVISION 35
                                    -------------       ----------------------- ----------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........          1.25%/(2)/              0.75%/(2)/          1.45% /(1)/
                                    -------------             -----------          ----------
Accumulation Unit Value............     2.6848560               1.8782840           0.9262580
Net Assets Attributable to
  Accumulation Units Outstanding... 1,163,709,782             548,478,920              12,213
                                    =============             ===========          ==========
Accumulation Units Issued..........    29,127,142              15,577,020                   1
Accumulation Units Redeemed........   (38,827,778)            (39,515,833)             (7,194)
                                    -------------             -----------          ----------
Increase (Decrease) in
  Accumulation Units Outstanding...    (9,700,636)            (23,938,813)             (7,193)
Beginning Accumulation Units
  Outstanding......................   444,181,152             316,381,374              20,378
                                    -------------             -----------          ----------
Ending Accumulation Units
  Outstanding......................   434,480,516             292,442,561              13,185
                                    =============             ===========          ==========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........          1.05%/(2)/              0.55%/(2)/          0.95% /(1)/
                                    -------------             -----------          ----------
Accumulation Unit Value............     2.8372410               1.9251450           1.6098900
Net Assets Attributable to
  Accumulation Units Outstanding...   341,896,025              85,723,923                  --
                                    =============             ===========          ==========
Accumulation Units Issued..........    26,190,973               3,547,561                  --
Accumulation Units Redeemed........    (6,831,919)            (16,801,004)                 --
                                    -------------             -----------          ----------
Increase (Decrease) in
  Accumulation Units Outstanding...    19,359,054             (13,253,443)                 --
Beginning Accumulation Units
  Outstanding......................   101,789,667              57,866,924                  --
                                    -------------             -----------          ----------
Ending Accumulation Units
  Outstanding......................   121,148,721              44,613,481                  --
                                    =============             ===========          ==========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........          0.85%/(2)/              0.35%/(2)/          0.75%/(2)/
                                    -------------             -----------          ----------
Accumulation Unit Value............     3.0122970               1.9732710           1.7149410
Net Assets Attributable to
  Accumulation Units Outstanding...    17,902,080               2,267,736          54,253,394
                                    =============             ===========          ==========
Accumulation Units Issued..........     1,761,784                 247,053           8,920,881
Accumulation Units Redeemed........    (1,223,448)             (1,145,690)         (3,902,632)
                                    -------------             -----------          ----------
Increase (Decrease) in
  Accumulation Units Outstanding...       538,336                (898,637)          5,018,249
Beginning Accumulation Units
  Outstanding......................     5,406,833               2,048,462          26,640,910
                                    -------------             -----------          ----------
Ending Accumulation Units
  Outstanding......................     5,945,169               1,149,825          31,659,159
                                    =============             ===========          ==========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........          0.65%/(2)/              0.15%/(2)/          0.55%/(2)/
                                    -------------             -----------          ----------
Accumulation Unit Value............     1.0128520               0.7854940           1.7576910
Net Assets Attributable to
  Accumulation Units Outstanding...    28,868,088                      --          13,932,250
                                    =============             ===========          ==========
Accumulation Units Issued..........     2,802,194                      --           1,990,369
Accumulation Units Redeemed........    (4,778,021)                     --          (1,079,686)
                                    -------------             -----------          ----------
Increase (Decrease) in
  Accumulation Units Outstanding...    (1,975,827)                     --             910,683
Beginning Accumulation Units
  Outstanding......................    30,477,610                      --           7,028,752
                                    -------------             -----------          ----------
Ending Accumulation Units
  Outstanding......................    28,501,783                      --           7,939,435
                                    =============             ===========          ==========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........                                                      0.35%/(2)/
                                                                                   ----------
Accumulation Unit Value............                                                 1.8016770
Net Assets Attributable to
  Accumulation Units Outstanding...                                                   996,109
                                                                                   ==========
Accumulation Units Issued..........                                                   212,460
Accumulation Units Redeemed........                                                  (268,068)
                                                                                   ----------
Increase (Decrease) in
  Accumulation Units Outstanding...                                                   (55,608)
Beginning Accumulation Units
  Outstanding......................                                                   608,486
                                                                                   ----------
Ending Accumulation Units
  Outstanding......................                                                   552,878
                                                                                   ==========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........                                                      0.15%/(2)/
                                                                                   ----------
Accumulation Unit Value............                                                 0.9525560
Net Assets Attributable to
  Accumulation Units Outstanding                                                           --
                                                                                   ==========
Accumulation Units Issued..........                                                        --
Accumulation Units Redeemed........                                                        --
                                                                                   ----------
Increase (Decrease) in
  Accumulation Units Outstanding...                                                        --
Beginning Accumulation Units
  Outstanding......................                                                        --
                                                                                   ----------
Ending Accumulation Units
  Outstanding......................                                                        --
                                                                                   ==========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding
and analysis of the                 VALIC COMPANY II    VALIC COMPANY II    VALIC COMPANY II
increase (decrease) in units        SMALL CAP VALUE      MID CAP GROWTH      MID CAP VALUE
outstanding as of December 31,            FUND                FUND                FUND
2010.                               ----------------    ----------------    ----------------
                                      DIVISION 36         DIVISION 37         DIVISION 38
                                    ----------------    ----------------    ----------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........          0.75%/(2)/          0.75%/(2)/          0.75%/(2)/
                                      -----------         -----------         -----------
Accumulation Unit Value............     2.4521820           1.3596170           3.4212840
Net Assets Attributable to
  Accumulation Units Outstanding...   358,063,863         139,098,221         390,592,037
                                      ===========         ===========         ===========
Accumulation Units Issued..........    10,660,272           7,232,985          17,015,964
Accumulation Units Redeemed........   (14,859,496)        (47,832,589)        (15,614,781)
                                      -----------         -----------         -----------
Increase (Decrease) in
  Accumulation Units Outstanding...    (4,199,224)        (40,599,604)          1,401,183
Beginning Accumulation Units
  Outstanding......................   150,483,906         143,050,398         112,949,237
                                      -----------         -----------         -----------
Ending Accumulation Units
  Outstanding......................   146,284,682         102,450,794         114,350,420
                                      ===========         ===========         ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........          0.55%/(2)/          0.55%/(2)/          0.55%/(2)/
                                      -----------         -----------         -----------
Accumulation Unit Value............     2.5132570           1.3934720           3.5065160
Net Assets Attributable to
  Accumulation Units Outstanding...    81,275,520          20,672,977         151,579,033
                                      ===========         ===========         ===========
Accumulation Units Issued..........     5,284,823           1,326,888           3,339,326
Accumulation Units Redeemed........    (4,686,361)         (4,923,452)        (17,828,753)
                                      -----------         -----------         -----------
Increase (Decrease) in
  Accumulation Units Outstanding...       598,462          (3,596,564)        (14,489,427)
Beginning Accumulation Units
  Outstanding......................    32,023,560          18,453,687          57,849,138
                                      -----------         -----------         -----------
Ending Accumulation Units
  Outstanding......................    32,622,022          14,857,123          43,359,711
                                      ===========         ===========         ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........          0.35%/(2)/          0.35%/(2)/          0.35%/(2)/
                                      -----------         -----------         -----------
Accumulation Unit Value............     2.5761240           1.4283720           3.5942550
Net Assets Attributable to
  Accumulation Units Outstanding...     3,702,306           1,026,419           5,836,920
                                      ===========         ===========         ===========
Accumulation Units Issued..........       448,890              52,322             225,801
Accumulation Units Redeemed........      (708,803)           (202,982)         (1,576,653)
                                      -----------         -----------         -----------
Increase (Decrease) in
  Accumulation Units Outstanding...      (259,913)           (150,660)         (1,350,852)
Beginning Accumulation Units
  Outstanding......................     1,698,342             869,254           2,978,425
                                      -----------         -----------         -----------
Ending Accumulation Units
  Outstanding......................     1,438,429             718,594           1,627,573
                                      ===========         ===========         ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........          0.15%/(2)/          0.15%/(2)/          0.15%/(2)/
                                      -----------         -----------         -----------
Accumulation Unit Value............     1.0037570           0.8874920           0.9469030
Net Assets Attributable to
  Accumulation Units Outstanding...     3,829,778                  --           5,871,206
                                      ===========         ===========         ===========
Accumulation Units Issued..........       633,079                  --             734,381
Accumulation Units Redeemed........      (507,473)                 --            (947,835)
                                      -----------         -----------         -----------
Increase (Decrease) in
  Accumulation Units Outstanding...       125,606                  --            (213,454)
Beginning Accumulation Units
  Outstanding......................     3,689,837                  --           6,413,884
                                      -----------         -----------         -----------
Ending Accumulation Units
  Outstanding......................     3,815,443                  --           6,200,430
                                      ===========         ===========         ===========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding
and analysis of the                   VALIC COMPANY II    VALIC COMPANY II      VALIC COMPANY II
increase (decrease) in units        CAPITAL APPRECIATION  LARGE CAP VALUE     SOCIALLY RESPONSIBLE
outstanding as of December 31,              FUND                FUND                  FUND
2010.                               --------------------  ----------------    --------------------
                                        DIVISION 39         DIVISION 40           DIVISION 41
                                    --------------------  ----------------    --------------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........            1.45%/(1)/          0.75%/(2)/            0.75%/(2)/
                                         ----------         -----------           -----------
Accumulation Unit Value............       0.7206840           1.7039190             1.3980000
Net Assets Attributable to
  Accumulation Units Outstanding...           4,668         133,827,053           664,714,284
                                         ==========         ===========           ===========
Accumulation Units Issued..........               1           5,662,557            22,794,036
Accumulation Units Redeemed........              (1)        (12,689,249)          (84,167,520)
                                         ----------         -----------           -----------
Increase (Decrease) in
  Accumulation Units Outstanding...              --          (7,026,692)          (61,373,484)
Beginning Accumulation Units
  Outstanding......................           6,477          85,675,734           537,569,432
                                         ----------         -----------           -----------
Ending Accumulation Units
  Outstanding......................           6,477          78,649,042           476,195,948
                                         ==========         ===========           ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........            0.95%/(1)/          0.55%/(2)/            0.55%/(2)/
                                         ----------         -----------           -----------
Accumulation Unit Value............       1.2391140           1.7464480             1.4328480
Net Assets Attributable to
  Accumulation Units Outstanding...              --          30,399,935            92,204,468
                                         ==========         ===========           ===========
Accumulation Units Issued..........              --           2,052,429            20,725,155
Accumulation Units Redeemed........              --          (4,556,349)           (5,079,376)
                                         ----------         -----------           -----------
Increase (Decrease) in
  Accumulation Units Outstanding...              --          (2,503,920)           15,645,779
Beginning Accumulation Units
  Outstanding......................              --          19,953,587            49,341,157
                                         ----------         -----------           -----------
Ending Accumulation Units
  Outstanding......................              --          17,449,667            64,986,936
                                         ==========         ===========           ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........            0.75%/(2)/          0.35%/(2)/            0.35%/(2)/
                                         ----------         -----------           -----------
Accumulation Unit Value............       0.9840660           1.7901240             1.4687380
Net Assets Attributable to
  Accumulation Units Outstanding...      23,130,675             895,932             3,448,677
                                         ==========         ===========           ===========
Accumulation Units Issued..........       2,953,542             198,821             1,509,491
Accumulation Units Redeemed........      (4,857,174)           (463,995)             (900,637)
                                         ----------         -----------           -----------
Increase (Decrease) in
  Accumulation Units Outstanding...      (1,903,632)           (265,174)              608,854
Beginning Accumulation Units
  Outstanding......................      25,431,905             766,502             1,742,795
                                         ----------         -----------           -----------
Ending Accumulation Units
  Outstanding......................      23,528,273             501,328             2,351,649
                                         ==========         ===========           ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........            0.55%/(2)/          0.15%/(2)/            0.15%/(2)/
                                         ----------         -----------           -----------
Accumulation Unit Value............       1.0086090           0.7623170             0.8787910
Net Assets Attributable to
  Accumulation Units Outstanding...       6,814,909                  --                    --
                                         ==========         ===========           ===========
Accumulation Units Issued..........       1,001,824                  --                    --
Accumulation Units Redeemed........      (1,157,472)                 --                    --
                                         ----------         -----------           -----------
Increase (Decrease) in
  Accumulation Units Outstanding...        (155,648)                 --                    --
Beginning Accumulation Units
  Outstanding......................       6,938,458                  --                    --
                                         ----------         -----------           -----------
Ending Accumulation Units
  Outstanding......................       6,782,810                  --                    --
                                         ==========         ===========           ===========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........            0.35%/(2)/
                                         ----------
Accumulation Unit Value............       1.0338800
Net Assets Attributable to
  Accumulation Units Outstanding...         776,851
                                         ==========
Accumulation Units Issued..........           7,913
Accumulation Units Redeemed........        (148,603)
                                         ----------
Increase (Decrease) in
  Accumulation Units Outstanding...        (140,690)
Beginning Accumulation Units
  Outstanding......................         892,083
                                         ----------
Ending Accumulation Units
  Outstanding......................         751,393
                                         ==========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:..........            0.15%/(2)/
                                         ----------
Accumulation Unit Value............       0.8224330
Net Assets Attributable to
  Accumulation Units Outstanding...              --
                                         ==========
Accumulation Units Issued..........              --
Accumulation Units Redeemed........              --
                                         ----------
Increase (Decrease) in
  Accumulation Units Outstanding...              --
Beginning Accumulation Units
  Outstanding......................              --
                                         ----------
Ending Accumulation Units
  Outstanding......................              --
                                         ==========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of     VALIC COMPANY II         VALIC COMPANY II          VALIC COMPANY II
the increase                                           MONEY MARKET II        NASDAQ-100 (R) INDEX        AGGRESSIVE GROWTH
(decrease) in units outstanding as of December 31,           FUND                     FUND                 LIFESTYLE FUND
2010.                                                 ----------------     --------------------           -----------------
                                                         DIVISION 44              DIVISION 46                DIVISION 48
                                                      ----------------     --------------------           -----------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:        0.75%/(2)/            1.00%/(2)(3)(4)(5)/            1.45%/(1)/
Accumulation Unit Value                                   1.2640800              0.6099610                     1.2812840
Net Assets Attributable to Accumulation Units
  Outstanding                                           134,686,614             93,217,553                        30,483
                                                        ===========            ===========                   ===========
Accumulation Units Issued                                30,096,270             24,213,636                        36,881
Accumulation Units Redeemed                             (58,873,376)           (30,380,010)                      (40,537)
                                                        -----------            -----------                   -----------
Increase (Decrease) in Accumulation Units Outstanding   (28,777,106)            (6,166,374)                       (3,656)
Beginning Accumulation Units Outstanding                135,454,212            159,160,280                        27,447
                                                        -----------            -----------                   -----------
Ending Accumulation Units Outstanding                   106,677,106            152,993,906                        23,791
                                                        ===========            ===========                   ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:        0.55%/(2)/                 0.80%/(2)/                0.75%/(2)/
                                                        -----------            -----------                   -----------
Accumulation Unit Value                                   1.2956740              0.6225280                     1.9506130
Net Assets Attributable to Accumulation Units
  Outstanding                                            49,677,856             20,967,971                   128,538,610
                                                        ===========            ===========                   ===========
Accumulation Units Issued                                17,617,258              7,193,466                    19,397,934
Accumulation Units Redeemed                             (19,425,951)            (8,603,837)                   (5,050,431)
                                                        -----------            -----------                   -----------
Increase (Decrease) in Accumulation Units Outstanding    (1,808,693)            (1,410,371)                   14,347,503
Beginning Accumulation Units Outstanding                 40,287,428             35,151,152                    51,669,680
                                                        -----------            -----------                   -----------
Ending Accumulation Units Outstanding                    38,478,735             33,740,781                    66,017,183
                                                        ===========            ===========                   ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:        0.35%/(2)/                0.60% /(2)/               0.95% /(1)/
                                                        -----------            -----------                   -----------
Accumulation Unit Value                                   1.3281090              0.6353130                     1.7092600
Net Assets Attributable to Accumulation Units
  Outstanding                                             1,065,491                801,523                            --
                                                        ===========            ===========                   ===========
Accumulation Units Issued                                 1,395,885                568,083                            --
Accumulation Units Redeemed                              (1,911,791)              (751,036)                           --
                                                        -----------            -----------                   -----------
Increase (Decrease) in Accumulation Units Outstanding      (515,906)              (182,953)                           --
Beginning Accumulation Units Outstanding                  1,318,167              1,445,415                            --
                                                        -----------            -----------                   -----------
Ending Accumulation Units Outstanding                       802,261              1,262,462                            --
                                                        ===========            ===========                   ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:       0.15% /(2)/                0.40% /(2)/                0.55%/(2)/
                                                        -----------            -----------                   -----------
Accumulation Unit Value                                   1.0278810              0.9852420                     1.9993220
Net Assets Attributable to Accumulation Units
  Outstanding                                                    --                     --                    23,285,165
                                                        ===========            ===========                   ===========
Accumulation Units Issued                                        --                     --                     3,257,834
Accumulation Units Redeemed                                      --                     --                    (1,959,428)
                                                        -----------            -----------                   -----------
Increase (Decrease) in Accumulation Units Outstanding            --                     --                     1,298,406
Beginning Accumulation Units Outstanding                         --                     --                    10,426,466
                                                        -----------            -----------                   -----------
Ending Accumulation Units Outstanding                            --                     --                    11,724,872
                                                        ===========            ===========                   ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                             0.35%/(2)/
                                                                                                             -----------
Accumulation Unit Value                                                                                        2.0493160
Net Assets Attributable to Accumulation Units
  Outstanding                                                                                                  1,291,400
                                                                                                             ===========
Accumulation Units Issued                                                                                        164,658
Accumulation Units Redeemed                                                                                     (416,077)
                                                                                                             -----------
Increase (Decrease) in Accumulation Units Outstanding                                                           (251,419)
Beginning Accumulation Units Outstanding                                                                         883,698
                                                                                                             -----------
Ending Accumulation Units Outstanding                                                                            632,279
                                                                                                             ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                            0.15% /(2)/
                                                                                                             -----------
Accumulation Unit Value                                                                                        0.9509770
Net Assets Attributable to Accumulation Units
  Outstanding                                                                                                         --
                                                                                                             ===========
Accumulation Units Issued                                                                                             --
Accumulation Units Redeemed                                                                                           --
                                                                                                             -----------
Increase (Decrease) in Accumulation Units Outstanding                                                                 --
Beginning Accumulation Units Outstanding                                                                              --
                                                                                                             -----------
Ending Accumulation Units Outstanding                                                                                 --
                                                                                                             ===========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the   VALIC COMPANY II     VALIC COMPANY II     VANGUARD LIFESTRATEGY
increase                                                 MODERATE GROWTH     CONSERVATIVE GROWTH          GROWTH
(decrease) in units outstanding as of December 31,        LIFESTYLE FUND       LIFESTYLE FUND              FUND
2010.                                                   ----------------     -------------------   ---------------------
                                                           DIVISION 49           DIVISION 50            DIVISION 52
                                                        ----------------     -------------------   ---------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.45% /(1)/            1.45% /(1)/            1.25% /(2)/
                                                          -----------            ----------             -----------
Accumulation Unit Value                                     1.4030140             1.4319230               1.5575290
Net Assets Attributable to Accumulation Units
  Outstanding                                                  81,595                60,232             123,200,474
                                                          ===========            ==========             ===========
Accumulation Units Issued                                      25,817                16,181              10,480,307
Accumulation Units Redeemed                                  (116,824)              (15,821)             (6,883,452)
                                                          -----------            ----------             -----------
Increase (Decrease) in Accumulation Units Outstanding         (91,007)                  360               3,596,855
Beginning Accumulation Units Outstanding                      149,164                41,705              75,543,635
                                                          -----------            ----------             -----------
Ending Accumulation Units Outstanding                          58,157                42,065              79,140,490
                                                          ===========            ==========             ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:          0.75%/(2)/            0.75%/(2)/              1.05%/(2)/
                                                          -----------            ----------             -----------
Accumulation Unit Value                                     2.0831640             2.0683810               1.5962610
Net Assets Attributable to Accumulation Units
  Outstanding                                             200,232,162            77,877,720              20,555,458
                                                          ===========            ==========             ===========
Accumulation Units Issued                                  29,431,110            16,983,460               2,372,620
Accumulation Units Redeemed                                (8,254,735)           (5,213,138)             (2,333,427)
                                                          -----------            ----------             -----------
Increase (Decrease) in Accumulation Units Outstanding      21,176,375            11,770,322                  39,193
Beginning Accumulation Units Outstanding                   74,998,654            25,910,998              12,920,282
                                                          -----------            ----------             -----------
Ending Accumulation Units Outstanding                      96,175,029            37,681,320              12,959,475
                                                          ===========            ==========             ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         0.95% /(1)/            0.95% /(1)/            0.85% /(2)/
                                                          -----------            ----------             -----------
Accumulation Unit Value                                     1.6216410             1.5294970               1.6358460
Net Assets Attributable to Accumulation Units
  Outstanding                                                      --                    --               2,403,391
                                                          ===========            ==========             ===========
Accumulation Units Issued                                          --                    --                  45,785
Accumulation Units Redeemed                                        --                    --                (377,927)
                                                          -----------            ----------             -----------
Increase (Decrease) in Accumulation Units Outstanding              --                    --                (332,142)
Beginning Accumulation Units Outstanding                           --                    --               1,801,346
                                                          -----------            ----------             -----------
Ending Accumulation Units Outstanding                              --                    --               1,469,204
                                                          ===========            ==========             ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:          0.55%/(2)/            0.55%/(2)/             0.65% /(2)/
                                                          -----------            ----------             -----------
Accumulation Unit Value                                     2.1350830             2.1199680               0.8849580
Net Assets Attributable to Accumulation Units
  Outstanding                                              34,407,555            22,206,719                      --
                                                          ===========            ==========             ===========
Accumulation Units Issued                                   6,273,052             5,284,155                      --
Accumulation Units Redeemed                                (3,584,826)           (3,472,583)                     --
                                                          -----------            ----------             -----------
Increase (Decrease) in Accumulation Units Outstanding       2,688,226             1,811,572                      --
Beginning Accumulation Units Outstanding                   13,559,332             8,730,081                      --
                                                          -----------            ----------             -----------
Ending Accumulation Units Outstanding                      16,247,558            10,541,653                      --
                                                          ===========            ==========             ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:          0.35%/(2)/            0.35%/(2)/
                                                          -----------            ----------
Accumulation Unit Value                                     2.1884750             2.1729400
Net Assets Attributable to Accumulation Units
  Outstanding                                               1,376,719               854,271
                                                          ===========            ==========
Accumulation Units Issued                                     201,824               166,499
Accumulation Units Redeemed                                  (643,674)             (353,137)
                                                          -----------            ----------
Increase (Decrease) in Accumulation Units Outstanding        (441,850)             (186,638)
Beginning Accumulation Units Outstanding                    1,072,733               579,779
                                                          -----------            ----------
Ending Accumulation Units Outstanding                         630,883               393,141
                                                          ===========            ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         0.15% /(2)/            0.15% /(2)/
                                                          -----------            ----------
Accumulation Unit Value                                     1.0313390             1.0883590
Net Assets Attributable to Accumulation Units
  Outstanding                                                      --                    --
                                                          ===========            ==========
Accumulation Units Issued                                          --                    --
Accumulation Units Redeemed                                        --                    --
                                                          -----------            ----------
Increase (Decrease) in Accumulation Units Outstanding              --                    --
Beginning Accumulation Units Outstanding                           --                    --
                                                          -----------            ----------
Ending Accumulation Units Outstanding                              --                    --
                                                          ===========            ==========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the  VANGUARD LIFESTRATEGY   VANGUARD LIFESTRATEGY   VALIC COMPANY II
increase                                                   MODERATE GROWTH       CONSERVATIVE GROWTH       CORE BOND
(decrease) in units outstanding as of December 31,              FUND                    FUND                  FUND
2010.                                                   ---------------------   ---------------------  ----------------
                                                             DIVISION 53             DIVISION 54          DIVISION 58
                                                        ---------------------   ---------------------  ----------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:            1.25% /(2)/             1.25% /(2)/         1.45% /(1)/
                                                             -----------             ----------          -----------
Accumulation Unit Value                                        1.6064790              1.5980030            1.4652810
Net Assets Attributable to Accumulation Units
  Outstanding                                                132,571,456             50,546,668               19,597
                                                             ===========             ==========          ===========
Accumulation Units Issued                                     14,003,468              8,979,481                8,771
Accumulation Units Redeemed                                   (8,770,797)            (6,396,317)             (19,031)
                                                             -----------             ----------          -----------
Increase (Decrease) in Accumulation Units Outstanding          5,232,671              2,583,164              (10,260)
Beginning Accumulation Units Outstanding                      77,360,982             29,280,681               23,634
                                                             -----------             ----------          -----------
Ending Accumulation Units Outstanding                         82,593,653             31,863,845               13,374
                                                             ===========             ==========          ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             1.05%/(2)/             1.05%/(2)/          0.95% /(1)/
                                                             -----------             ----------          -----------
Accumulation Unit Value                                        1.6463480              1.6376870            1.3187420
Net Assets Attributable to Accumulation Units
  Outstanding                                                 23,070,427             10,693,363                   --
                                                             ===========             ==========          ===========
Accumulation Units Issued                                      3,677,359              1,667,563                   --
Accumulation Units Redeemed                                   (5,791,650)            (1,684,517)                  --
                                                             -----------             ----------          -----------
Increase (Decrease) in Accumulation Units Outstanding         (2,114,291)               (16,954)                  --
Beginning Accumulation Units Outstanding                      16,339,224              6,615,319                   --
                                                             -----------             ----------          -----------
Ending Accumulation Units Outstanding                         14,224,933              6,598,365                   --
                                                             ===========             ==========          ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:            0.85% /(2)/             0.85% /(2)/          0.75%/(2)/
                                                             -----------             ----------          -----------
Accumulation Unit Value                                        1.6872940              1.6783580            1.7228850
Net Assets Attributable to Accumulation Units
  Outstanding                                                  2,468,114                950,652          196,315,259
                                                             ===========             ==========          ===========
Accumulation Units Issued                                         46,172                187,580           49,275,621
Accumulation Units Redeemed                                     (531,602)              (517,302)          (5,142,591)
                                                             -----------             ----------          -----------
Increase (Decrease) in Accumulation Units Outstanding           (485,430)              (329,722)          44,133,030
Beginning Accumulation Units Outstanding                       1,948,195                896,140           70,115,789
                                                             -----------             ----------          -----------
Ending Accumulation Units Outstanding                          1,462,765                566,418          114,248,819
                                                             ===========             ==========          ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:            0.65% /(2)/             0.65% /(2)/          0.55%/(2)/
                                                             -----------             ----------          -----------
Accumulation Unit Value                                        0.9549980              1.0117280            1.7658660
Net Assets Attributable to Accumulation Units
  Outstanding                                                         --                     --           38,155,950
                                                             ===========             ==========          ===========
Accumulation Units Issued                                             --                     --           13,213,988
Accumulation Units Redeemed                                           --                     --           (1,525,097)
                                                             -----------             ----------          -----------
Increase (Decrease) in Accumulation Units Outstanding                 --                     --           11,688,891
Beginning Accumulation Units Outstanding                              --                     --            9,998,605
                                                             -----------             ----------          -----------
Ending Accumulation Units Outstanding                                 --                     --           21,687,496
                                                             ===========             ==========          ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                         0.35%/(2)/
                                                                                                         -----------
Accumulation Unit Value                                                                                    1.8100620
Net Assets Attributable to Accumulation Units
  Outstanding                                                                                              1,943,966
                                                                                                         ===========
Accumulation Units Issued                                                                                    606,059
Accumulation Units Redeemed                                                                                 (485,098)
                                                                                                         -----------
Increase (Decrease) in Accumulation Units Outstanding                                                        120,961
Beginning Accumulation Units Outstanding                                                                     953,017
                                                                                                         -----------
Ending Accumulation Units Outstanding                                                                      1,073,978
                                                                                                         ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                                                        0.15% /(2)/
                                                                                                         -----------
Accumulation Unit Value                                                                                    1.2136930
Net Assets Attributable to Accumulation Units
  Outstanding                                                                                              9,165,599
                                                                                                         ===========
Accumulation Units Issued                                                                                  1,968,800
Accumulation Units Redeemed                                                                               (1,255,491)
                                                                                                         -----------
Increase (Decrease) in Accumulation Units Outstanding                                                        713,309
Beginning Accumulation Units Outstanding                                                                   6,838,517
                                                                                                         -----------
Ending Accumulation Units Outstanding                                                                      7,551,826
                                                                                                         ===========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the   VALIC COMPANY II    VALIC COMPANY II
increase                                                  STRATEGIC BOND     HIGH YIELD BOND               ARIEL
(decrease) in units outstanding as of December 31,             FUND                FUND                    FUND
2010.                                                   ----------------     ----------------    -----------
                                                           DIVISION 59         DIVISION 60              DIVISION 68
                                                        ----------------     ----------------    -----------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         1.45% /(1)/          0.75%/(2)/        1.00%/(2)(3)(4)(5)/
                                                          -----------          -----------       -----------
Accumulation Unit Value                                     1.8224080            1.9974820         1.9828180
Net Assets Attributable to Accumulation Units
  Outstanding                                                  76,479          170,081,162       281,484,479
                                                          ===========          ===========       ===========
Accumulation Units Issued                                       8,482           10,255,479        11,540,004
Accumulation Units Redeemed                                   (10,666)         (11,846,713)      (15,100,192
                                                          -----------          -----------       -----------
Increase (Decrease) in Accumulation Units Outstanding          (2,184)          (1,591,234)       (3,560,188)
Beginning Accumulation Units Outstanding                       44,150           86,863,647       145,782,356
                                                          -----------          -----------       -----------
Ending Accumulation Units Outstanding                          41,966           85,272,413       142,222,168
                                                          ===========          ===========       ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         0.95% /(1)/          0.55%/(2)/             0.80%/(2)/
                                                          -----------          -----------       -----------
Accumulation Unit Value                                     1.5671670            2.0472760         2.0236290
Net Assets Attributable to Accumulation Units
  Outstanding                                                      --           35,038,318        99,975,105
                                                          ===========          ===========       ===========
Accumulation Units Issued                                          --            3,663,407         5,963,262
Accumulation Units Redeemed                                        --           (6,928,669)       (6,749,720
                                                          -----------          -----------       -----------
Increase (Decrease) in Accumulation Units Outstanding              --           (3,265,262)         (786,458)
Beginning Accumulation Units Outstanding                           --           20,419,405        50,215,589
                                                          -----------          -----------       -----------
Ending Accumulation Units Outstanding                              --           17,154,143        49,429,131
                                                          ===========          ===========       ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:          0.75%/(2)/          0.35%/(2)/             0.60%/(2)/
                                                          -----------          -----------       -----------
Accumulation Unit Value                                     2.2555210            2.0986070         2.0652070
Net Assets Attributable to Accumulation Units
  Outstanding                                             328,285,333            1,696,203         4,067,143
                                                          ===========          ===========       ===========
Accumulation Units Issued                                  24,353,748              260,859           675,605
Accumulation Units Redeemed                               (11,578,620)            (399,741)       (1,261,526)
                                                          -----------          -----------       -----------
Increase (Decrease) in Accumulation Units Outstanding      12,775,128             (138,882)         (585,921)
Beginning Accumulation Units Outstanding                  132,952,004              947,155         2,556,717
                                                          -----------          -----------       -----------
Ending Accumulation Units Outstanding                     145,727,132              808,273         1,970,796
                                                          ===========          ===========       ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:          0.55%/(2)/          0.15%/(2)/            0.40% /(2)/
                                                          -----------          -----------       -----------
Accumulation Unit Value                                     2.3117690            1.0965850         0.9762900
Net Assets Attributable to Accumulation Units
  Outstanding                                              79,301,062                   --        10,158,965
                                                          ===========          ===========       ===========
Accumulation Units Issued                                   7,335,323                   --         1,370,496
Accumulation Units Redeemed                                (4,742,285)                  --        (1,981,119)
                                                          -----------          -----------       -----------
Increase (Decrease) in Accumulation Units Outstanding       2,593,038                   --          (610,623)
Beginning Accumulation Units Outstanding                   31,830,100                   --        11,016,307
                                                          -----------          -----------       -----------
Ending Accumulation Units Outstanding                      34,423,138                   --        10,405,684
                                                          ===========          ===========       ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:          0.35%/(2)/
                                                          -----------
Accumulation Unit Value                                     2.3696100
Net Assets Attributable to Accumulation Units
  Outstanding                                               3,232,583
                                                          ===========
Accumulation Units Issued                                     525,147
Accumulation Units Redeemed                                (1,693,639)
                                                          -----------
Increase (Decrease) in Accumulation Units Outstanding      (1,168,492)
Beginning Accumulation Units Outstanding                    2,534,815
                                                          -----------
Ending Accumulation Units Outstanding                       1,366,323
                                                          ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:         0.15% /(2)/
                                                          -----------
Accumulation Unit Value                                     1.1878810
Net Assets Attributable to Accumulation Units
  Outstanding                                                      --
                                                          ===========
Accumulation Units Issued                                          --
Accumulation Units Redeemed                                        --
                                                          -----------
Increase (Decrease) in Accumulation Units Outstanding              --
Beginning Accumulation Units Outstanding                           --
                                                          -----------
Ending Accumulation Units Outstanding                              --
                                                          ===========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis             ARIEL                 LOU HOLLAND           VALIC COMPANY I
of the increase                                          APPRECIATION               GROWTH              BLUE CHIP GROWTH
(decrease) in units outstanding as of                        FUND                    FUND                     FUND
December 31, 2010.                                 ------------             -----------             ----------------
                                                         DIVISION 69              DIVISION 70             DIVISION 72
                                                   ------------             -----------             ----------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE
  OF:                                                  100%(2)(3)(4)(5)        100%(2)(3)(4)(5)           100%(2)(3)(4)(5)
                                                   -----------              ----------                -----------
Accumulation Unit Value                              1.9312220               1.0465540                  0.9604360
Net Assets Attributable to Accumulation Units
  Outstanding                                      216,069,984              21,488,222                291,365,392
                                                   ===========              ==========                ===========
Accumulation Units Issued                            7,116,411               5,377,984                 25,261,367
Accumulation Units Redeemed                        (13,263,796)             (5,118,583)               (88,604,852)
                                                   -----------              ----------                -----------
Increase (Decrease) in Accumulation Units
  Outstanding                                       (6,147,385)                259,401                (63,343,485)
Beginning Accumulation Units Outstanding           118,179,947              20,306,504                367,281,038
                                                   -----------              ----------                -----------
Ending Accumulation Units Outstanding              112,032,562              20,565,905                303,937,553
                                                   ===========              ==========                ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE
  OF:                                                     0.80%/(2)/              0.80%/(2)/                 0.80%/(2)/
                                                   -----------              ----------                -----------
Accumulation Unit Value                              1.9708770               1.0680680                  0.9801730
Net Assets Attributable to Accumulation Units
  Outstanding                                       58,567,186              28,694,357                 83,067,330
                                                   ===========              ==========                ===========
Accumulation Units Issued                            3,504,274               2,938,131                  8,594,529
Accumulation Units Redeemed                         (3,307,349)             (3,100,312)               (73,443,542)
                                                   -----------              ----------                -----------
Increase (Decrease) in Accumulation Units
  Outstanding                                          196,925                (162,181)               (64,849,013)
Beginning Accumulation Units Outstanding            29,630,494              27,027,846                149,928,825
                                                   -----------              ----------                -----------
Ending Accumulation Units Outstanding               29,827,419              26,865,665                 85,079,812
                                                   ===========              ==========                ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE
  OF:                                                     0.60% /(2)/             0.60% /(2)/                0.60% /(2)/
                                                   -----------              ----------                -----------
Accumulation Unit Value                              2.0114460               1.0900200                  1.0003750
Net Assets Attributable to Accumulation Units
  Outstanding                                        2,685,492                 483,037                  1,777,184
                                                   ===========              ==========                ===========
Accumulation Units Issued                              241,947                  60,365                    486,905
Accumulation Units Redeemed                           (573,008)               (494,635)                (6,141,427)
                                                   -----------              ----------                -----------
Increase (Decrease) in Accumulation Units
  Outstanding                                         (331,061)               (434,270)                (5,654,522)
Beginning Accumulation Units Outstanding             1,666,166                 878,870                  7,431,040
                                                   -----------              ----------                -----------
Ending Accumulation Units Outstanding                1,335,105                 444,600                  1,776,518
                                                   ===========              ==========                ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE
  OF:                                                     0.40% /(2)/             0.40% /(2)/                0.40% /(2)/
                                                   -----------              ----------                -----------
Accumulation Unit Value                              1.0618120               0.9848190                  0.8945780
Net Assets Attributable to Accumulation Units
  Outstanding                                        6,618,473                      --                         --
                                                   ===========              ==========                ===========
Accumulation Units Issued                              929,589                      --                         --
Accumulation Units Redeemed                         (1,037,490)                     --                         --
                                                   -----------              ----------                -----------
Increase (Decrease) in Accumulation Units
  Outstanding                                         (107,901)                     --                         --
Beginning Accumulation Units Outstanding             6,341,088                      --                         --
                                                   -----------              ----------                -----------
Ending Accumulation Units Outstanding                6,233,187                      --                         --
                                                   ===========              ==========                ===========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2010.

                                         VALIC COMPANY I              VALIC COMPANY I              VALIC COMPANY I
                                         HEALTH SCIENCES                   VALUE                   BROAD CAP VALUE
                                              FUND                         FUND                         FUND
                                    ---------------              ---------------              ---------------
                                           DIVISION 73                  DIVISION 74                  DIVISION 75
                                    ---------------              ---------------              ---------------
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                    1.00%/(2)(3)(4)(5)/          1.00%/(2)(3)(4)(5)/         1.00%/(2)(3)(4)(5)/
                                      -----------                  -----------                  ----------
Accumulation Unit Value                 1.4685700                    1.2556040                   1.0591010
Net Assets Attributable to
  Accumulation Units Outstanding      143,847,975                   89,700,287                  17,442,417
                                      ===========                  ===========                  ==========
Accumulation Units Issued               7,251,966                    6,127,732                   3,340,530
Accumulation Units Redeemed           (14,533,795)                 (24,135,570)                 (2,563,076)
                                      -----------                  -----------                  ----------
Increase (Decrease) in
  Accumulation Units Outstanding       (7,281,829)                 (18,007,838)                    777,454
Beginning Accumulation Units
  Outstanding                         105,359,941                   89,532,613                  15,694,879
                                      -----------                  -----------                  ----------
Ending Accumulation Units
  Outstanding                          98,078,112                   71,524,775                  16,472,333
                                      ===========                  ===========                  ==========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                    0.80%/(2)/                   0.80%/(2)/                  0.80%/(2)/
                                      -----------                  -----------                  ----------
Accumulation Unit Value                 1.4986820                    1.2784590                   1.0699100
Net Assets Attributable to
  Accumulation Units Outstanding       39,997,237                   33,980,458                   3,832,836
                                      ===========                  ===========                  ==========
Accumulation Units Issued               2,649,735                    3,002,820                     975,711
Accumulation Units Redeemed            (3,283,730)                 (25,877,087)                 (1,021,292)
                                      -----------                  -----------                  ----------
Increase (Decrease) in
  Accumulation Units Outstanding         (633,995)                 (22,874,267)                    (45,581)
Beginning Accumulation Units
  Outstanding                          27,362,582                   49,532,306                   3,646,121
                                      -----------                  -----------                  ----------
Ending Accumulation Units
  Outstanding                          26,728,587                   26,658,039                   3,600,540
                                      ===========                  ===========                  ==========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                    0.60%/(2)/                   0.60%/(2)/                  0.60%/(2)/
                                      -----------                  -----------                  ----------
Accumulation Unit Value                 1.5295590                    1.3017170                   1.0808630
Net Assets Attributable to
  Accumulation Units Outstanding        2,134,076                      846,016                     257,668
                                      ===========                  ===========                  ==========
Accumulation Units Issued                 441,915                      164,752                      21,601
Accumulation Units Redeemed            (1,025,340)                  (1,392,693)                    (45,241)
                                      -----------                  -----------                  ----------
Increase (Decrease) in
  Accumulation Units Outstanding         (583,425)                  (1,227,941)                    (23,640)
Beginning Accumulation Units
  Outstanding                           1,979,366                    1,877,864                     262,031
                                      -----------                  -----------                  ----------
Ending Accumulation Units
  Outstanding                           1,395,941                      649,923                     238,391
                                      ===========                  ===========                  ==========
CONTRACTS WITH MORTALITY AND
  EXPENSE RISK CHARGE OF:                    0.40%/(2)/                   0.40%/(2)/                  0.40%/(2)/
                                      -----------                  -----------                  ----------
Accumulation Unit Value                 1.0500740                    0.8203850                   0.8859270
Net Assets Attributable to
  Accumulation Units Outstanding               --                           --                          --
                                      ===========                  ===========                  ==========
Accumulation Units Issued                      --                           --                          --
Accumulation Units Redeemed                    --                           --                          --
                                      -----------                  -----------                  ----------
Increase (Decrease) in
  Accumulation Units Outstanding               --                           --                          --
Beginning Accumulation Units
  Outstanding                                  --                           --                          --
                                      -----------                  -----------                  ----------
Ending Accumulation Units
  Outstanding                                  --                           --                          --
                                      ===========                  ===========                  ==========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2010.

                                                                                   VALIC
                                                        VALIC                    COMPANY I                    VALIC
                                                      COMPANY I                  INFLATION                  COMPANY I
                                                      LARGE CAP                  PROTECTED                 VALIC ULTRA
                                                      CORE FUND                    FUND                       FUND
                                              -----------                -----------                -----------
                                                     DIVISION 76                DIVISION 77                DIVISION 78
                                              -----------                -----------                -----------
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                         1.00%/(2)(3)(4)|5)/        1.00%/(2)(3)(4)|5)/        1.45% /(1)/
                                              -----------                -----------                -----------
Accumulation Unit Value                         1.2417620                  1.1860950                  1.0361070
Net Assets Attributable to Accumulation
  Units Outstanding                            74,563,285                209,567,200                        570
                                              ===========                ===========                ===========
Accumulation Units Issued                      11,157,387                 48,648,895                         --
Accumulation Units Redeemed                   (23,314,061)               (15,336,900)                      (517)
                                              -----------                -----------                -----------
Increase (Decrease) in Accumulation Units
  Outstanding                                 (12,156,674)                33,311,995                       (517)
Beginning Accumulation Units Outstanding       72,392,643                143,711,764                      1,067
                                              -----------                -----------                -----------
Ending Accumulation Units Outstanding          60,235,969                177,023,759                        550
                                              ===========                ===========                ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                         0.80%/(2)/                 0.80%/(2)/                 1.00%/(2)(3)(4)(5)/
                                              -----------                -----------                -----------
Accumulation Unit Value                         1.2544650                  1.2004840                  1.0606090
Net Assets Attributable to Accumulation
  Units Outstanding                            51,095,367                 37,399,314                583,903,691
                                              ===========                ===========                ===========
Accumulation Units Issued                      30,177,167                  9,648,286                 11,643,689
Accumulation Units Redeemed                   (16,839,540)                (6,600,267)               (61,408,811)
                                              -----------                -----------                -----------
Increase (Decrease) in Accumulation Units
  Outstanding                                  13,337,627                  3,048,019                (49,765,122)
Beginning Accumulation Units Outstanding       27,569,433                 28,167,968                601,014,767
                                              -----------                -----------                -----------
Ending Accumulation Units Outstanding          40,907,060                 31,215,987                551,249,645
                                              ===========                ===========                ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                         0.60% /(2)/                0.60% /(2)/                0.95% /(1)/
                                              -----------                -----------                -----------
Accumulation Unit Value                         1.2672600                  1.2151100                  1.0630810
Net Assets Attributable to Accumulation
  Units Outstanding                             1,025,891                    777,890                         --
                                              ===========                ===========                ===========
Accumulation Units Issued                       1,520,336                    456,525                         --
Accumulation Units Redeemed                    (2,585,730)                  (865,743)                        --
                                              -----------                -----------                -----------
Increase (Decrease) in Accumulation Units
  Outstanding                                  (1,065,394)                  (409,218)                        --
Beginning Accumulation Units Outstanding        1,876,124                  1,049,398                         --
                                              -----------                -----------                -----------
Ending Accumulation Units Outstanding             810,730                    640,180                         --
                                              ===========                ===========                ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                         0.40% /(2)/                0.40% /(2)/                0.80%/(2)/
                                              -----------                -----------                -----------
Accumulation Unit Value                         1.0175380                  1.1487560                  1.0714190
Net Assets Attributable to Accumulation
  Units Outstanding                                    --                         --                137,559,277
                                              ===========                ===========                ===========
Accumulation Units Issued                              --                         --                  5,591,503
Accumulation Units Redeemed                            --                         --                (12,844,230)
                                              -----------                -----------                -----------
Increase (Decrease) in Accumulation Units
  Outstanding                                          --                         --                 (7,252,727)
Beginning Accumulation Units Outstanding               --                         --                135,984,044
                                              -----------                -----------                -----------
Ending Accumulation Units Outstanding                  --                         --                128,731,317
                                              ===========                ===========                ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                                                                               0.60% /(2)/
                                                                                                    -----------
Accumulation Unit Value                                                                               1.0823940
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                   6,485,944
                                                                                                    ===========
Accumulation Units Issued                                                                               455,865
Accumulation Units Redeemed                                                                          (1,132,472)
                                                                                                    -----------
Increase (Decrease) in Accumulation Units
  Outstanding                                                                                          (676,607)
Beginning Accumulation Units Outstanding                                                              6,668,828
                                                                                                    -----------
Ending Accumulation Units Outstanding                                                                 5,992,221
                                                                                                    ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                                                                               0.40% /(2)/
                                                                                                    -----------
Accumulation Unit Value                                                                               0.9457020
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                  18,440,897
                                                                                                    ===========
Accumulation Units Issued                                                                             1,938,614
Accumulation Units Redeemed                                                                          (3,154,951)
                                                                                                    -----------
Increase (Decrease) in Accumulation Units
  Outstanding                                                                                        (1,216,337)
Beginning Accumulation Units Outstanding                                                             20,716,029
                                                                                                    -----------
Ending Accumulation Units Outstanding                                                                19,499,692
                                                                                                    ===========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2010.

                                                        VALIC                    SUNAMERICA                SUNAMERICA
                                                      COMPANY I                   2015 HIGH                 2020 HIGH
                                                    LARGE CAPITAL                 WATERMARK                 WATERMARK
                                                     GROWTH FUND                    FUND                      FUND
                                              -------------               -----------               -----------
                                                     DIVISION 79                 DIVISION 81               DIVISION 82
                                              -------------               -----------               -----------
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                          1.45%/(1)/                1.00%/(2)(3)(4)(5)/       1.00%/(2)(3)(4)(5)/
                                               -----------                ----------                ----------
Accumulation Unit Value                          1.1143560                 1.1452310                 0.9830880
Net Assets Attributable to Accumulation
  Units Outstanding                                 10,776                22,038,023                12,947,232
                                               ===========                ==========                ==========
Accumulation Units Issued                              966                   610,420                 4,125,266
Accumulation Units Redeemed                           (484)               (4,598,000)               (2,395,349)
                                               -----------                ----------                ----------
Increase (Decrease) in Accumulation Units
  Outstanding                                          482                (3,987,580)                1,729,917
Beginning Accumulation Units Outstanding             9,188                23,230,880                11,459,016
                                               -----------                ----------                ----------
Ending Accumulation Units Outstanding                9,670                19,243,300                13,188,933
                                               ===========                ==========                ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                          1.00%/(2)(3)(4)(5)/       0.80%/(2)/                0.80%/(2)/
                                               -----------                ----------                ----------
Accumulation Unit Value                          1.1456230                 1.1587700                 0.9947060
Net Assets Attributable to Accumulation
  Units Outstanding                            305,046,399                 2,439,574                 2,007,009
                                               ===========                ==========                ==========
Accumulation Units Issued                        6,657,917                   121,723                   743,094
Accumulation Units Redeemed                    (29,407,579)                 (341,489)                 (413,651)
                                               -----------                ----------                ----------
Increase (Decrease) in Accumulation Units
  Outstanding                                  (22,749,662)                 (219,766)                  329,443
Beginning Accumulation Units Outstanding       289,324,099                 2,325,080                 1,688,248
                                               -----------                ----------                ----------
Ending Accumulation Units Outstanding          266,574,437                 2,105,314                 2,017,691
                                               ===========                ==========                ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                          0.95%/(1)/                0.60%/(2)/                0.60%/(2)/
                                               -----------                ----------                ----------
Accumulation Unit Value                          1.1488400                 1.1724400                 1.0064400
Net Assets Attributable to Accumulation
  Units Outstanding                                     --                    26,403                    19,489
                                               ===========                ==========                ==========
Accumulation Units Issued                               --                        31                    27,308
Accumulation Units Redeemed                             --                       (39)                  (13,469)
                                               -----------                ----------                ----------
Increase (Decrease) in Accumulation Units
  Outstanding                                           --                        (8)                   13,839
Beginning Accumulation Units Outstanding                --                    22,528                     5,525
                                               -----------                ----------                ----------
Ending Accumulation Units Outstanding                   --                    22,520                    19,364
                                               ===========                ==========                ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                          0.80%/(2)/                0.40%/(2)/                0.40%/(2)/
                                               -----------                ----------                ----------
Accumulation Unit Value                          1.1595200                 0.9669270                 0.8135770
Net Assets Attributable to Accumulation
  Units Outstanding                             78,696,720                        --                        --
                                               ===========                ==========                ==========
Accumulation Units Issued                        3,134,605                        --                        --
Accumulation Units Redeemed                     (9,875,512)                       --                        --
                                               -----------                ----------                ----------
Increase (Decrease) in Accumulation Units
  Outstanding                                   (6,740,907)                       --                        --
Beginning Accumulation Units Outstanding        74,692,459                        --                        --
                                               -----------                ----------                ----------
Ending Accumulation Units Outstanding           67,951,552                        --                        --
                                               ===========                ==========                ==========
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                          0.60%/(2)/
                                               -----------
Accumulation Unit Value                          1.1736590
Net Assets Attributable to Accumulation
  Units Outstanding                              4,470,878
                                               ===========
Accumulation Units Issued                          270,725
Accumulation Units Redeemed                     (1,094,574)
                                               -----------
Increase (Decrease) in Accumulation Units
  Outstanding                                     (823,849)
Beginning Accumulation Units Outstanding         4,633,199
                                               -----------
Ending Accumulation Units Outstanding            3,809,350
                                               ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK
  CHARGE OF:                                          0.40%/(2)/
                                               -----------
Accumulation Unit Value                          0.8910440
Net Assets Attributable to Accumulation
  Units Outstanding                              2,764,344
                                               ===========
Accumulation Units Issued                          483,701
Accumulation Units Redeemed                       (608,564)
                                               -----------
Increase (Decrease) in Accumulation Units
  Outstanding                                     (124,863)
Beginning Accumulation Units Outstanding         3,227,229
                                               -----------
Ending Accumulation Units Outstanding            3,102,366
                                               ===========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2010.

                                                                       VALIC                      VALIC
                                                                     COMPANY I                  COMPANY I
                                                                      MID CAP                   SMALL CAP
                                                                     STRATEGIC                SPECIAL VALUES
                                                                    GROWTH FUND                    FUND
                                                             -----------                --------------
                                                                    DIVISION 83                DIVISION 84
                                                             -----------                --------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                1.45%/(1)/                  1.00%/(2)(3)(4)(5)/
                                                             -----------                 -----------
Accumulation Unit Value                                        1.3868090                   1.0328240
Net Assets Attributable to Accumulation Units Outstanding         13,061                 153,811,760
                                                             ===========                 ===========
Accumulation Units Issued                                          3,242                   7,242,413
Accumulation Units Redeemed                                       (3,214)                (21,123,623)
                                                             -----------                 -----------
Increase (Decrease) in Accumulation Units Outstanding                 28                 (13,881,210)
Beginning Accumulation Units Outstanding                           9,390                 162,924,645
                                                             -----------                 -----------
Ending Accumulation Units Outstanding                              9,418                 149,043,435
                                                             ===========                 ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                1.00%/(2)(3)(4)(5)/         0.80%/(2)/
                                                             -----------                 -----------
Accumulation Unit Value                                        1.4257450                   1.0433830
Net Assets Attributable to Accumulation Units Outstanding    231,872,066                  48,570,303
                                                             ===========                 ===========
Accumulation Units Issued                                      7,378,753                   2,916,400
Accumulation Units Redeemed                                  (19,293,601)                 (4,649,669)
                                                             -----------                 -----------
Increase (Decrease) in Accumulation Units Outstanding        (11,914,848)                 (1,733,269)
Beginning Accumulation Units Outstanding                     174,735,798                  48,369,665
                                                             -----------                 -----------
Ending Accumulation Units Outstanding                        162,820,950                  46,636,396
                                                             ===========                 ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                0.95%/(1)/                  0.60%/(2)/
                                                             -----------                 -----------
Accumulation Unit Value                                        1.4297260                   1.0540450
Net Assets Attributable to Accumulation Units Outstanding             --                   1,938,663
                                                             ===========                 ===========
Accumulation Units Issued                                             --                     344,663
Accumulation Units Redeemed                                           --                  (1,148,457)
                                                             -----------                 -----------
Increase (Decrease) in Accumulation Units Outstanding                 --                    (803,794)
Beginning Accumulation Units Outstanding                              --                   2,652,417
                                                             -----------                 -----------
Ending Accumulation Units Outstanding                                 --                   1,848,623
                                                             ===========                 ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                0.80%/(2)/                  0.40% /(2)/
                                                             -----------                 -----------
Accumulation Unit Value                                        1.4430580                   0.9329320
Net Assets Attributable to Accumulation Units Outstanding     59,931,286                          --
                                                             ===========                 ===========
Accumulation Units Issued                                      6,241,996                          --
Accumulation Units Redeemed                                   (7,405,116)                         --
                                                             -----------                 -----------
Increase (Decrease) in Accumulation Units Outstanding         (1,163,120)                         --
Beginning Accumulation Units Outstanding                      42,729,523                          --
                                                             -----------                 -----------
Ending Accumulation Units Outstanding                         41,566,403                          --
                                                             ===========                 ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                0.60%/(2)/
                                                             -----------
Accumulation Unit Value                                        1.4606290
Net Assets Attributable to Accumulation Units Outstanding      2,067,043
                                                             ===========
Accumulation Units Issued                                        186,899
Accumulation Units Redeemed                                     (381,949)
                                                             -----------
Increase (Decrease) in Accumulation Units Outstanding           (195,050)
Beginning Accumulation Units Outstanding                       1,610,223
                                                             -----------
Ending Accumulation Units Outstanding                          1,415,173
                                                             ===========
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:                0.40% /(2)/
                                                             -----------
Accumulation Unit Value                                        0.9129590
Net Assets Attributable to Accumulation Units Outstanding      2,300,047
                                                             ===========
Accumulation Units Issued                                        465,493
Accumulation Units Redeemed                                     (723,986)
                                                             -----------
Increase (Decrease) in Accumulation Units Outstanding           (258,493)
Beginning Accumulation Units Outstanding                       2,777,824
                                                             -----------
Ending Accumulation Units Outstanding                          2,519,331
                                                             ===========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2010.

                                                   VALIC                      VALIC
                                                 COMPANY I                  COMPANY I                    VALIC
                                                 SMALL CAP                  SMALL CAP                  COMPANY I
                                                 STRATEGIC                 AGGRESSIVE                GLOBAL EQUITY
                                                GROWTH FUND                GROWTH FUND                   FUND
                                         -----------                -----------                -------------
                                                DIVISION 85                DIVISION 86                DIVISION 87
                                         -----------                -----------                -------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                               1.00%/(2)(3)(4)(5)/        1.00%/(2)(3)(4)(5)/         1.45%/(1)/
                                         -----------                -----------                 -----------
Accumulation Unit Value                    1.0547860                  1.3003490                   0.9676950
Net Assets Attributable to Accumulation
  Units Outstanding                       85,196,221                 68,213,228                     108,110
                                         ===========                ===========                 ===========
Accumulation Units Issued                  5,884,486                 15,669,386                      43,551
Accumulation Units Redeemed              (10,373,056)               (14,824,397)                    (29,936)
                                         -----------                -----------                 -----------
Increase (Decrease) in Accumulation
  Units Outstanding                       (4,488,570)                   844,989                      13,615
Beginning Accumulation Units Outstanding  85,308,292                 51,697,924                      98,104
                                         -----------                -----------                 -----------
Ending Accumulation Units Outstanding     80,819,722                 52,542,913                     111,719
                                         ===========                ===========                 ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                               0.80%/(2)/                 0.80%/(2)/                  1.00%/(2)(3)(4)(5)/
                                         -----------                -----------                 -----------
Accumulation Unit Value                    1.0655630                  1.3136310                   0.9905620
Net Assets Attributable to Accumulation
  Units Outstanding                       27,043,995                 20,486,684                 187,820,544
                                         ===========                ===========                 ===========
Accumulation Units Issued                  2,428,108                 11,529,321                   9,324,281
Accumulation Units Redeemed               (3,580,747)               (10,672,086)                (25,899,892)
                                         -----------                -----------                 -----------
Increase (Decrease) in Accumulation
  Units Outstanding                       (1,152,639)                   857,235                 (16,575,611)
Beginning Accumulation Units Outstanding  26,541,963                 14,775,280                 206,672,987
                                         -----------                -----------                 -----------
Ending Accumulation Units Outstanding     25,389,324                 15,632,515                 190,097,376
                                         ===========                ===========                 ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                               0.60%/(2)/                 0.60%/(2)/                  0.95%/(1)/
                                         -----------                -----------                 -----------
Accumulation Unit Value                    1.0764170                  1.3270470                   0.9928750
Net Assets Attributable to Accumulation
  Units Outstanding                          794,115                    879,474                          --
                                         ===========                ===========                 ===========
Accumulation Units Issued                     82,460                  1,179,218                          --
Accumulation Units Redeemed                 (216,851)                (1,344,324)                         --
                                         -----------                -----------                 -----------
Increase (Decrease) in Accumulation
  Units Outstanding                         (134,391)                  (165,106)                         --
Beginning Accumulation Units Outstanding     872,131                    827,836                          --
                                         -----------                -----------                 -----------
Ending Accumulation Units Outstanding        737,740                    662,730                          --
                                         ===========                ===========                 ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                               0.40% /(2)/                0.40%/(2)/                  0.80%/(2)/
                                         -----------                -----------                 -----------
Accumulation Unit Value                    0.9595360                  1.0626240                   1.0007060
Net Assets Attributable to Accumulation
  Units Outstanding                               --                         --                  45,366,380
                                         ===========                ===========                 ===========
Accumulation Units Issued                         --                         --                  10,127,448
Accumulation Units Redeemed                       --                         --                 (12,877,651)
                                         -----------                -----------                 -----------
Increase (Decrease) in Accumulation
  Units Outstanding                               --                         --                  (2,750,203)
Beginning Accumulation Units Outstanding          --                         --                  48,122,591
                                         -----------                -----------                 -----------
Ending Accumulation Units Outstanding             --                         --                  45,372,388
                                         ===========                ===========                 ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                                      0.60%/(2)/
                                                                                                -----------
Accumulation Unit Value                                                                           1.0109190
Net Assets Attributable to Accumulation
  Units Outstanding                                                                               3,670,613
                                                                                                ===========
Accumulation Units Issued                                                                           418,726
Accumulation Units Redeemed                                                                        (751,559)
                                                                                                -----------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                (332,833)
Beginning Accumulation Units Outstanding                                                          3,963,799
                                                                                                -----------
Ending Accumulation Units Outstanding                                                             3,630,966
                                                                                                ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                                      0.40%/(2)/
                                                                                                -----------
Accumulation Unit Value                                                                           0.7034740
Net Assets Attributable to Accumulation
  Units Outstanding                                                                              17,252,562
                                                                                                ===========
Accumulation Units Issued                                                                         4,113,557
Accumulation Units Redeemed                                                                      (3,236,657)
                                                                                                -----------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                 876,900
Beginning Accumulation Units Outstanding                                                         23,647,904
                                                                                                -----------
Ending Accumulation Units Outstanding                                                            24,524,804
                                                                                                ===========

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2010.

                                              VALIC COMPANY I              VALIC COMPANY I              VALIC COMPANY I
                                              GLOBAL STRATEGY               FOREIGN VALUE              GLOBAL REAL ESTATE
                                                   FUND                         FUND                          FUND
                                         ---------------              ---------------              ------------------
                                                DIVISION 88                  DIVISION 89                  DIVISION 101
                                         ---------------              ---------------              ------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                 1.00%/(2)(3)(4)(5)/          1.00%/(2)(3)(4)(5)/           1.00%/(2)(3)(4)(5)/
                                           -----------                  -----------                   -----------
Accumulation Unit Value                      1.4096520                    1.1465730                     0.9820160
Net Assets Attributable to Accumulation
  Units Outstanding                        384,290,924                  730,654,887                   208,820,274
                                           ===========                  ===========                   ===========
Accumulation Units Issued                   38,089,147                   99,562,721                    16,690,565
Accumulation Units Redeemed                (17,455,871)                 (39,091,684)                  (62,819,142)
                                           -----------                  -----------                   -----------
Increase (Decrease) in Accumulation
  Units Outstanding                         20,633,276                   60,471,037                   (46,128,577)
Beginning Accumulation Units Outstanding   252,472,784                  578,103,477                   259,140,271
                                           -----------                  -----------                   -----------
Ending Accumulation Units Outstanding      273,106,060                  638,574,514                   213,011,694
                                           ===========                  ===========                   ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                 0.80%/(2)/                   0.80%/(2)/                    0.80%/(2)/
                                           -----------                  -----------                   -----------
Accumulation Unit Value                      1.4240440                    1.1582720                     0.9875740
Net Assets Attributable to Accumulation
  Units Outstanding                        118,142,635                  234,064,349                    40,458,502
                                           ===========                  ===========                   ===========
Accumulation Units Issued                   26,876,735                   71,662,899                     3,779,664
Accumulation Units Redeemed                 (7,465,020)                 (31,763,743)                  (14,196,455)
                                           -----------                  -----------                   -----------
Increase (Decrease) in Accumulation
  Units Outstanding                         19,411,715                   39,899,156                   (10,416,791)
Beginning Accumulation Units Outstanding    64,174,648                  163,002,977                    51,496,707
                                           -----------                  -----------                   -----------
Ending Accumulation Units Outstanding       83,586,363                  202,902,133                    41,079,916
                                           ===========                  ===========                   ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                 0.60%/(2)/                   0.60%/(2)/                    0.60%/(2)/
                                           -----------                  -----------                   -----------
Accumulation Unit Value                      1.4386060                    1.1701290                     0.9931520
Net Assets Attributable to Accumulation
  Units Outstanding                          6,479,608                    7,269,011                       896,265
                                           ===========                  ===========                   ===========
Accumulation Units Issued                    2,080,936                    1,839,606                       580,799
Accumulation Units Redeemed                 (1,172,658)                  (5,085,380)                   (1,066,582)
                                           -----------                  -----------                   -----------
Increase (Decrease) in Accumulation
  Units Outstanding                            908,278                   (3,245,774)                     (485,783)
Beginning Accumulation Units Outstanding     3,599,788                    9,465,183                     1,389,704
                                           -----------                  -----------                   -----------
Ending Accumulation Units Outstanding        4,508,066                    6,219,409                       903,921
                                           ===========                  ===========                   ===========
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                 0.40%/(2)/                   0.40%/(2)/                    0.40%/(2)/
                                           -----------                  -----------                   -----------
Accumulation Unit Value                      1.0421610                    0.8302800                     0.9987780
Net Assets Attributable to Accumulation
  Units Outstanding                                 --                      778,068                            --
                                           ===========                  ===========                   ===========
Accumulation Units Issued                           --                        3,759                            --
Accumulation Units Redeemed                         --                     (251,518)                           --
                                           -----------                  -----------                   -----------
Increase (Decrease) in Accumulation
  Units Outstanding                                                        (247,759)
Beginning Accumulation Units Outstanding            --                    1,184,874                            --
                                           -----------                  -----------                   -----------
Ending Accumulation Units Outstanding               --                      937,115                            --
                                           ===========                  ===========                   ===========

/(1)/ Offered in registered Potentia Product
/(2)/ Offered in Portfolio Director Product
/(3)/ Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the five years in the period ended
December 31,2010, follows:

                AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
      ----------------------------------  ------------------------------------------------------
              UNIT FAIR VALUE     NET      AVERAGE   INVESTMENT EXPENSE RATIO      TOTAL RETURN
      UNITS      LOWEST TO       ASSETS   NET ASSETS   INCOME     LOWEST TO         LOWEST TO
      (000S)      HIGHEST        (000S)     (000S)   RATIO (1)   HIGHEST (2)       HIGHEST (3)
      ------- ---------------  ---------- ---------- ---------- -------------   -----------------
VALIC COMPANY I CAPITAL CONSERVATION FUND, DIVISION 1
-----------------------------------------------------
2010      381 $ 5.85           $    2,538 $    2,485    3.21%   0.40% to  1.00%   6.77%
2009      396   5.48                2,436      2,443    4.74    0.40  to  1.00    9.91
2008      491   4.98                2,453      2,652    7.31    0.40  to  1.00   -3.97
2007      549   5.19                2,850      3,060    5.31    0.40  to  1.00    2.63
2006      647   5.06                3,270      3,370    1.47    0.40  to  1.00    3.48
VALIC COMPANY I MONEY MARKET I FUND, DIVISION 2
-----------------------------------------------
2010      250 $ 2.99           $      745 $      906    0.01%   0.40% to  1.00%  -0.97%
2009      354   3.02                1,067      1,206    0.34    0.40  to  1.00   -0.70
2008      443   3.04                1,344      1,331    2.32    0.40  to  1.00    1.21
2007      439   3.00                1,317      1,403    4.95    0.40  to  1.00    3.65
2006      514   2.89                1,488      1,634    4.33    0.40  to  1.00    3.58
VALIC COMPANY I MID CAP INDEX FUND, DIVISION 4
----------------------------------------------
2010  229,477 $ 1.03 to  12.91 $2,496,518 $2,143,995    1.11%   0.40% to  1.25%  24.43% to   25.75%
2009  233,428   0.82 to  10.29  2,026,974  1,616,528    1.84    0.40  to  1.25   36.28  to   38.00
2008  244,773   0.59 to   7.49  1,556,585  2,249,264    1.00    0.40  to  1.25  -38.00  to  -37.00
2007  266,356   1.55 to  11.93  2,889,174  2,854,907    1.00    0.40  to  1.25    6.00  to    7.00
2006  250,494   1.46 to  11.15  2,555,661  2,391,440    1.00    0.40  to  1.25    8.00  to    9.00
VALIC COMPANY I ASSET ALLOCATION FUND, DIVISION 5
-------------------------------------------------
2010   24,625 $ 1.06 to   6.22 $  138,558 $  130,054    2.08%   0.40% to  1.00%  13.42% to   14.10%
2009   26,016   0.93 to   5.46    128,975    112,275    3.15    0.40  to  1.00   22.38  to   23.00
2008   27,866   0.75 to   4.44    112,753    142,569    3.18    0.40  to  1.00  -22.88  to  -22.41
2007   32,061   5.22 to   5.74    167,933    172,035    2.82    0.40  to  1.00    5.24  to    5.66
2006   34,238   4.96 to   5.43    170,212    167,501    1.60    0.40  to  1.00   10.65  to   11.09
VALIC COMPANY I MONEY MARKET I FUND, DIVISION 6
-----------------------------------------------
2010  185,907 $ 1.02 to   2.33 $  387,635 $  407,687    0.01%   0.40% to  1.25%  -1.43% to   -0.38%
2009  203,942   1.02 to   2.34    428,483    462,539    0.32    0.40  to  1.25   -1.15  to    0.00
2008  234,879   1.02 to   2.35    496,779    469,954    2.27    0.40  to  1.25    0.75  to    1.82
2007  211,605   1.08 to   2.31    443,130    413,701    4.70    0.40  to  1.25    3.17  to    4.07
2006  186,929   1.04 to   2.22    384,271    353,153    4.57    0.40  to  1.25    3.11  to    4.00
VALIC COMPANY I CAPITAL CONSERVATION FUND, DIVISION 7
-----------------------------------------------------
2010   41,939 $ 1.15 to   3.61 $  138,921 $  127,614    3.44%   0.40% to  1.00%   6.77% to    7.41%
2009   37,698   1.07 to   3.37    116,753    112,951    4.82    0.40  to  1.00    9.91  to   11.00
2008   38,835   0.97 to   3.06    109,358    141,419    6.13    0.40  to  1.00   -3.97  to   -3.39
2007   59,709   2.91 to   3.17    173,479    190,291    5.24    0.40  to  1.00    2.63  to    3.04
2006   72,949   2.83 to   3.08    207,102    158,612    1.97    0.40  to  1.00    3.48  to    3.89
VALIC COMPANY I GOVERNMENT SECURITIES FUND, DIVISION 8
------------------------------------------------------
2010   34,699 $ 1.12 to   3.55 $  112,820 $  119,919    2.87%   0.40% to  1.00%   2.93% to    3.55%
2009   39,018   1.08 to   3.44    123,250    130,318    3.56    0.40  to  1.00   -4.74  to   -4.00
2008   48,452   1.12 to   3.59    160,387    129,526    2.74    0.40  to  1.00    8.66  to    9.32
2007   33,698   3.02 to   3.29    101,522     96,840    4.49    0.40  to  1.00    6.59  to    7.02
2006   35,001   2.83 to   3.08     99,642    105,383    2.25    0.40  to  1.00    2.01  to    2.42
VALIC COMPANY I STOCK INDEX FUND, DIVISION 10A
----------------------------------------------
2010    4,863 $24.23           $  119,948 $  119,125    1.54%   0.97%            13.55%
2009    5,436  21.34              118,342    113,495    2.21    0.94             24.91
2008    6,222  17.09              108,696    158,889    2.14    1.03            -37.83
2007    7,438  27.48              209,082    221,267    1.50    1.03              4.07
2006    8,641  26.41              233,452    235,241    0.81    0.99             14.26
VALIC COMPANY I STOCK INDEX FUND, DIVISION 10B
----------------------------------------------
2010      255 $41.71           $   10,702 $   10,593    1.54%   0.63%            14.23%
2009      283  36.52               10,476     10,297    2.15    0.63             25.65
2008      343  29.06               10,107     14,389    2.23    0.42            -37.46
2007      394  46.48               18,670     19,183    1.55    0.43              4.68
2006      433  44.40               19,696     19,747    0.82    0.39             14.91

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

               AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
      --------------------------------   -----------------------------------------------------
              UNIT FAIR VALUE    NET      AVERAGE   INVESTMENT EXPENSE RATIO     TOTAL RETURN
      UNITS     LOWEST TO       ASSETS   NET ASSETS   INCOME     LOWEST TO        LOWEST TO
      (000S)     HIGHEST        (000S)     (000S)   RATIO (1)   HIGHEST (2)      HIGHEST (3)
      ------- -------------   ---------- ---------- ---------- --------------  ----------------
VALIC COMPANY I STOCK INDEX FUND. DIVISION 10C
----------------------------------------------
2010  646,779 $0.85  to  5.64 $3,118,465 $2,982,658   1.59%    0.40% to  1.45% 13.03% to  14.23%
2009  673,226  0.75  to  4.95  2,854,853  2,576,473    2.33     0.40 to   1.45  24.33 to   25.66
2008  680,762  0.59  to  3.95  2,299,825  3,429,040    2.00     0.40 to   1.45 -38.00 to  -37.00
2007  780,662  1.10  to  6.33  4,558,255  4,610,909    2.00     0.40 to   1.45   4.00 to    4.00
2006  827,755  1.06  to  6.05  4,663,564  4,416,739    1.00     0.40 to   1.45  14.00 to   15.00
VALIC COMPANY I STOCK INDEX FUND, DIVISION 10D
----------------------------------------------
2010    1,591 $9.12              $14,586    $14,365   1.55%    0.40% to  1.00% 13.55%
2009    1,752  8.03               14,143     13,440    2.22     0.40 to   1.00  24.91
2008    1,970  6.43               12,736     18,529    2.16     0.40 to   1.00 -37.83
2007    2,341 10.34               24,323     25,605    1.52     0.40 to   1.00   4.07
2006    2,692  9.93               26,887     26,461    0.83     0.40 to   1.00  14.26
VALIC COMPANY I INTERNATIONAL EQUITIES FUND, DIVISION 11
--------------------------------------------------------
2010  545,749 $0.73  to  1.81   $914,538   $827,162   2.51%    0.40% to  1.00%  7.38% to   8.03%
2009  546,905  0.68  to  1.68    853,578    686,672    2.96     0.40 to   1.00  28.31 to   29.08
2008  546,311  0.53  to  1.30    664,239    885,419    3.44     0.40 to   1.00 -43.96 to  -43.62
2007  492,598  2.15  to  2.32  1,061,636  1,018,204    2.44     0.40 to   1.00   7.68 to    8.11
2006  463,641  2.00  to  2.14    929,585    796,041    1.71     0.40 to   1.00  21.84 to   22.33
VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND, DIVISION 12
---------------------------------------------------------
2010   74,146 $0.82  to  4.13   $282,439   $277,470   1.59%    0.40% to  1.45% 10.60% to  11.78%
2009   82,271  0.73  to  3.71    281,524    251,597    2.74     0.40 to   1.45  29.66 to   31.04
2008  112,984  0.56  to  2.83    297,995    445,017    2.15     0.40 to   1.45 -40.85 to  -40.22
2007   99,869  1.09  to  4.75    442,767    449,026    1.22     0.40 to   1.45   2.88 to    3.77
2006   98,760  1.06  to  4.58    424,214    394,505    0.74     0.40 to   1.45  13.85 to   14.83
VALIC COMPANY I INTERNATIONAL GOVERNMENT BOND FUND, DIVISION 13
---------------------------------------------------------------
2010   54,808 $1.19  to  3.13   $160,668   $156,568   4.72%    0.40% to  1.00%  7.04% to   7.68%
2009   56,220  1.10  to  2.92    153,805    139,893    4.23     0.40 to   1.00  10.47 to   11.14
2008   63,244  0.99  to  2.63    156,509    165,606    5.75     0.40 to   1.00  -1.56 to   -0.96
2007   56,482  2.50  to  2.66    141,092    135,703    5.15     0.40 to   1.00   5.95 to    6.38
2006   57,640  2.36  to  2.50    136,108    137,789    4.04     0.40 to   1.00   6.88 to    7.31
VALIC COMPANY I SMALL CAP INDEX FUND, DIVISION 14
-------------------------------------------------
2010  239,145 $0.97  to  4.21   $908,953   $802,437   0.92%    0.40% to  1.45% 24.72% to  26.04%
2009  253,624  0.77  to  3.34    771,594    625,406    1.87     0.40 to   1.45  26.36 to   27.71
2008  269,419  0.60  to  2.62    647,869    881,941    1.61     0.40 to   1.45 -35.42 to  -34.73
2007  302,678  1.44  to  4.03  1,146,052  1,171,294    1.10     0.40 to   1.45  -3.32 to   -2.48
2006  287,518  1.49  to  4.13  1,124,330  1,001,724    0.40     0.40 to   1.45  16.36 to   17.36
VALIC COMPANY I CORE EQUITY FUND, DIVISION 15
---------------------------------------------
2010  114,337 $0.82  to  2.19   $235,433   $224,786   1.26%    0.40% to  1.00% 11.70% to  12.37%
2009  126,171  0.73  to  1.95    232,389    196,305    2.17     0.40 to   1.00  22.12 to   22.85
2008  139,868  0.60  to  1.59    210,844    301,477    0.94     0.40 to   1.00 -37.70 to  -37.32
2007  162,588  2.41  to  2.55    389,413    430,337    0.90     0.40 to   1.00   1.95 to    2.36
2006  191,812  2.37  to  2.49    455,319    471,012    0.65     0.40 to   1.00  10.63 to   11.07
VALIC COMPANY I GROWTH & INCOME FUND, DIVISION 16
-------------------------------------------------
2010   37,680 $0.81  to  2.37    $84,164    $79,052   1.25%    0.40% to  1.45% 10.64% to  11.81%
2009   40,126  0.73  to  2.12     80,518     68,356    2.57     0.40 to   1.45  20.05 to   21.33
2008   44,144  0.60  to  1.75     73,428    106,096    1.90     0.40 to   1.45 -37.67 to  -37.00
2007   49,658  1.09  to  2.79    131,332    136,637    1.20     0.40 to   1.45   5.49 to    6.40
2006   55,058  1.03  to  2.62    137,552    137,079    0.65     0.40 to   1.45  13.68 to   14.66

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

               AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
      --------------------------------   -----------------------------------------------------
              UNIT FAIR VALUE    NET      AVERAGE   INVESTMENT EXPENSE RATIO     TOTAL RETURN
      UNITS     LOWEST TO       ASSETS   NET ASSETS   INCOME     LOWEST TO        LOWEST TO
      (000S)     HIGHEST        (000S)     (000S)   RATIO (1)   HIGHEST (2)      HIGHEST (3)
      ------- -------------   ---------- ---------- ---------- --------------  ----------------
VALIC COMPANY I SCIENCE & TECHNOLOGY FUND, DIVISION 17
------------------------------------------------------
2010  293,662 $0.65  to  3.04   $812,819   $726,982   0.00%    0.40% to  1.45% 20.32% to  21.60%
2009  320,463  0.54  to  2.51    735,085    560,627    0.11     0.40 to   1.45  63.11 to   64.85
2008  331,257  0.33  to  1.52    463,670    736,702      --     0.40 to   1.45 -46.77 to  -46.20
2007  360,978  0.62  to  2.84    968,391    970,673      --     0.40 to   1.45  15.98 to   16.99
2006  424,261  0.53  to  2.42    981,809  1,035,644      --     0.40 to   1.45   4.32 to    5.22
VALIC COMPANY I SMALL CAP FUND, DIVISION 18
-------------------------------------------
2010  114,707 $0.99  to  3.07   $328,013   $289,296   0.18%    0.40% to  1.00% 28.27% to  29.04%
2009  125,005  0.77  to  2.38    278,537    230,121    0.56     0.40 to   1.00  27.11 to   27.88
2008  137,567  0.60  to  1.87    240,997    341,874    0.38     0.40 to   1.00 -34.91 to  -34.52
2007  160,027  2.68  to  2.86    428,636    511,816    0.03     0.40 to   1.00  -7.14 to   -6.76
2006  194,385  2.88  to  3.06    561,593    601,283      --     0.40 to   1.00   7.33 to    7.76
TEMPLETON GLOBAL ASSET ALLOCATION FUND, DIVISION 19 (CLOSED) (4)
----------------------------------------------------------------
2006       --   $--  to   $--        $--   $403,978   0.00%    0.65% to  1.25%  7.95% to   8.13%
VALIC COMPANY I INTERNATIONAL GROWTH I FUND, DIVISION 20
--------------------------------------------------------
2010  259,788 $0.82  to  2.44   $597,987   $522,038   1.50%    0.40% to  1.00% 11.47% to  12.14%
2009  262,693  0.73  to  2.18    541,547    427,517    2.28     0.40 to   1.00  34.01 to   34.82
2008  267,849  0.54  to  1.62    411,248    584,007    1.65     0.40 to   1.00 -42.57 to  -42.22
2007  263,159  2.64  to  2.81    698,587    661,103    0.92     0.40 to   1.00  13.53 to   13.99
2006  258,416  2.33  to  2.47    605,093    506,825    1.83     0.40 to   1.00  25.12 to   25.62
VALIC COMPANY I CORE VALUE FUND, DIVISION 21
--------------------------------------------
2010   93,955 $0.81  to  1.76   $151,322   $132,577   1.38%    0.40% to  1.00% 12.91% to  13.59%
2009   85,766  0.71  to  1.55    122,205     99,548    2.83     0.40 to   1.00  17.81 to   18.52
2008   89,191  0.60  to  1.31    107,471    156,956    2.32     0.40 to   1.00 -35.88 to  -35.49
2007  109,148  1.87  to  2.04    202,154    231,639    1.64     0.40 to   1.00  -1.44 to   -1.05
2006  126,790  1.90  to  2.06    242,124    233,026    0.82     0.40 to   1.00  15.98 to   16.44
VANGUARD LONG-TERM INVESTMENT GRADE FUND, DIVISION 22
-----------------------------------------------------
2010   80,641 $1.23  to  2.63   $191,367   $183,929   5.63%    0.40% to  1.00%  9.61% to  10.27%
2009   78,886  1.11  to  2.39    170,703    156,319    6.25     0.40 to   1.00   7.67 to    8.32
2008   80,380  1.03  to  2.21    161,331    163,740    6.06     0.40 to   1.00   1.27 to    1.89
2007   95,031  1.96  to  2.18    185,261    207,885    5.78     0.40 to   1.00   2.72 to    3.13
2006  116,751  1.91  to  2.11    224,574    214,276    5.71     0.40 to   1.00   1.83 to    2.24
VANGUARD LONG-TERM TREASURY FUND, DIVISION 23
---------------------------------------------
2010  120,333 $1.21  to  2.62   $288,502   $310,318   4.03%    0.40% to  1.00%  7.84% to   8.48%
2009  142,416  1.11  to  2.42    317,183    355,802    4.13     0.40 to   1.00 -12.93 to  -12.41
2008  179,085  1.27  to  2.77    457,525    363,716    4.33     0.40 to   1.00  21.29 to   22.02
2007  138,737  2.09  to  2.27    288,608    280,019    4.84     0.40 to   1.00   8.15 to    8.58
2006  147,344  1.93  to  2.09    286,342    303,205    4.95     0.40 to   1.00   0.73 to    1.13
VANGUARD WINDSOR II FUND, DIVISION 24
-------------------------------------
2010  655,224 $0.81  to  2.50 $1,462,420 $1,427,243   1.98%    0.65% to  1.25%  9.24% to   9.90%
2009  715,186  0.74  to  2.28  1,462,917  1,181,133    2.77     0.65 to   1.25  25.47 to   26.23
2008  694,646  0.58  to  1.81  1,128,091  1,499,307    2.96     0.65 to   1.25 -37.49 to  -37.11
2007  669,939  2.65  to  2.89  1,761,795  1,909,890    2.19     0.65 to   1.25   0.95 to    1.36
2006  696,334  2.62  to  2.85  1,837,638  1,671,001    2.33     0.65 to   1.25  16.78 to   17.25
VANGUARD WELLINGTON FUND, DIVISION 25
-------------------------------------
2010  590,076 $1.01  to  3.01 $1,558,590 $1,436,066   2.90%    0.65% to  1.25%  9.56% to  10.22%
2009  581,855  0.92  to  2.74  1,395,733  1,189,390    3.62     0.65 to   1.25  20.68 to   21.41
2008  618,448  0.76  to  2.26  1,225,434  1,497,681    3.54     0.65 to   1.25 -23.26 to  -22.80
2007  633,980  2.65  to  2.93  1,651,772  1,638,117    3.22     0.65 to   1.25   7.02 to    7.45
2006  611,262  2.47  to  2.73  1,524,379  1,384,025    3.09     0.65 to   1.25  13.51 to   13.96

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

              AT DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
      ------------------------------   -----------------------------------------------------
              UNIT FAIR VALUE   NET     AVERAGE   INVESTMENT EXPENSE RATIO     TOTAL RETURN
      UNITS     LOWEST TO      ASSETS  NET ASSETS   INCOME     LOWEST TO        LOWEST TO
      (000S)     HIGHEST       (000S)    (000S)   RATIO (1)   HIGHEST (2)      HIGHEST (3)
      ------- -------------   -------- ---------- ---------- --------------  ----------------
PUTNAM NEW OPPORTUNITIES FUND, DIVISION 26 (CLOSED) (4)
-------------------------------------------------------
2006       --   $--  to   $--      $--  $546,967    0.00%    0.40% to  1.20%  0.70% to   1.05%
PUTNAM OTC & EMERGING GROWTH FUND, DIVISION 27 (CLOSED) (4)
-----------------------------------------------------------
2006       --   $--  to   $--      $--  $188,156    0.00%    0.40% to  1.20%  6.07% to   6.43%
PUTNAM GLOBAL EQUITY FUND, DIVISION 28 (CLOSED) (4)
---------------------------------------------------
2006       --   $--  to   $--      $--  $376,020    0.00%    0.40% to  1.20%  7.38% to   7.75%
VALIC COMPANY I LARGE CAP GROWTH FUND, DIVISION 30 (CLOSED) (4)
---------------------------------------------------------------
2006       --   $--  to   $--      $--  $324,192    0.18%    0.40% to  1.00% -1.18% to  -1.02%
AMERICAN CENTURY ULTRA FUND, DIVISION 31 (CLOSED) (4)
-----------------------------------------------------
2006       --   $--  to   $--      $--  $942,108    0.00%    0.65% to  1.45% -5.34% to  -5.02%
TEMPLETON FOREIGN FUND, DIVISION 32 (CLOSED) (4)
------------------------------------------------
2006       --   $--  to   $--      $--  $676,066    0.00%    0.40% to  1.00%  6.90% to   7.08%
VALIC COMPANY II INTERNATIONAL SMALL CAP EQUITY FUND, DIVISION 33
-----------------------------------------------------------------
2010  338,206 $0.79  to  1.97 $637,415  $587,896    1.03%    0.15% to  0.75% 19.14% to  19.86%
2009  376,297  0.66  to  1.65  595,446   495,566     1.70     0.15 to   0.75  24.64 to   25.39
2008  406,274  0.52  to  1.32  516,024   616,841     1.17     0.15 to   0.75 -41.85 to  -41.50
2007  347,000  2.18  to  2.26  752,863   702,426     0.59     0.15 to   0.75   5.06 to    5.49
2006  275,096  2.07  to  2.14  569,761   383,808     0.50     0.15 to   0.75  19.33 to   19.81
VALIC COMPANY II SMALL CAP GROWTH FUND, DIVISION 35
---------------------------------------------------
2010   40,165 $0.93  to  1.80  $69,252   $49,816    0.00%    0.15% to  1.20% 31.75% to  33.49%
2009   34,299  0.70  to  1.35   44,559    33,811       --     0.15 to   1.20  35.77 to   37.56
2008   31,934  0.52  to  0.99   30,327    41,375       --     0.15 to   1.20 -44.05 to  -43.31
2007   31,678  0.93  to  1.74   52,812    52,675       --     0.15 to   1.20   2.53 to    3.68
2006   29,224  0.90  to  1.68   47,591    47,517       --     0.15 to   1.20   8.41 to    9.62
VALIC COMPANY II SMALL CAP VALUE FUND, DIVISION 36
--------------------------------------------------
2010  184,161 $1.00  to  2.58 $448,256  $379,693    1.17%    0.15% to  0.75% 24.88% to  25.63%
2009  187,896  0.80  to  2.05  366,264   276,720     1.27     0.15 to   0.75  23.27 to   24.02
2008  145,609  0.64  to  1.66  228,970   259,868     1.06     0.15 to   0.75 -30.25 to  -29.83
2007  106,944  2.28  to  2.37  244,244   234,509     0.65     0.15 to   0.75  -7.68 to   -7.30
2006   64,994  2.47  to  2.56  161,107   112,445     0.57     0.15 to   0.75  17.91 to   18.38
VALIC COMPANY II MID CAP GROWTH FUND, DIVISION 37
-------------------------------------------------
2010  118,027 $0.89  to  1.43 $160,999  $179,414    0.00%    0.15% to  0.75% 21.28% to  22.01%
2009  162,373  0.73  to  1.17  182,531   141,799       --     0.15 to   0.75  42.60 to   43.45
2008  167,995  0.51  to  0.82  132,414   166,293       --     0.15 to   0.75 -47.02 to  -46.70
2007   62,487  1.48  to  1.54   91,726    80,411       --     0.15 to   0.75  13.07 to   13.53
2006   46,415  1.31  to  1.36   61,039    55,659       --     0.15 to   0.75  14.21 to   14.66

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                     ---------------------------------  ------------------------------------------------------
                             UNIT FAIR VALUE    NET      AVERAGE   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                     UNITS     LOWEST TO       ASSETS   NET ASSETS   INCOME      LOWEST TO         LOWEST TO
                     (000S)     HIGHEST        (000S)     (000S)   RATIO (/1)/ HIGHEST /(2)/     HIGHEST /(3)/
                     ------- --------------  ---------- ---------- ----------  -------------   -----------------
VALIC COMPANY II MID CAP VALUE FUND,
DIVISION 38
------------------------------------
2010................ 165,538 $0.95 to   3.59 $  555,061  $485,670     0.70%    0.15% to  0.75%  21.29% to   22.02%
2009................ 180,191  0.78 to   2.95    499,338   397,647     1.30     0.15  to  0.75   35.75  to   36.57
2008................ 193,079  0.57 to   2.17    393,903   513,298     0.46     0.15  to  0.75  -39.15  to  -38.79
2007................ 137,959  3.41 to   3.54    470,359   494,779     0.46     0.15  to  0.75    2.03  to    2.44
2006................ 122,876  3.35 to   3.46    411,742   351,099     0.39     0.15  to  0.75   15.87  to   16.34
VALIC COMPANY II CAPITAL APPRECIATION FUND, DIVISION 39
-------------------------------------------------------
2010................  31,069 $0.72 to   1.24 $   30,770  $ 28,686     0.40%    0.15% to  1.20%  12.70% to   14.18%
2009................  33,269  0.64 to   1.09     29,011    23,949     1.27     0.15  to  1.20   30.38  to   32.10
2008................  35,384  0.49 to   0.83     23,480    32,614     0.07     0.15  to  1.20  -44.98  to  -44.26
2007................  27,872  0.89 to   1.51     33,206    16,563     0.54     0.15  to  1.20   18.18  to   19.50
2006................   9,377  0.75 to   1.27      9,438    10,004     0.17     0.15  to  1.20    4.09  to    5.25
VALIC COMPANY II LARGE CAP VALUE FUND, DIVISION 40
--------------------------------------------------
2010................  96,600 $0.76 to   1.79 $  165,350  $158,831     1.29%    0.15% to  0.75%  15.07% to   15.76%
2009................ 106,396  0.66 to   1.55    158,240   136,168     2.07     0.15  to  0.75    9.36  to   10.02
2008................ 115,417  0.60 to   1.41    156,942   279,624     1.78     0.15  to  0.75  -37.19  to  -36.81
2007................ 181,763  2.16 to   2.24    391,778   366,717     0.99     0.15  to  0.75    2.28  to    2.69
2006................ 141,357  2.11 to   2.18    298,102   125,597     0.97     0.15  to  0.75   17.68  to   18.15
VALIC COMPANY II SOCIALLY RESPONSIBLE FUND, DIVISION 41
-------------------------------------------------------
2010................ 543,535 $0.88 to   1.47 $  762,238  $726,809     1.13%    0.15% to  0.75%  13.77% to   14.46%
2009................ 588,653  0.77 to   1.29    724,759   589,344     1.89     0.15  to  0.75   29.72  to   30.50
2008................ 624,830  0.59 to   0.99    593,031   845,688     1.67     0.15  to  0.75  -38.01  to  -37.63
2007................ 673,004  1.53 to   1.59  1,026,361   823,411     1.11     0.15  to  0.75    3.20  to    3.62
2006................ 331,640  1.48 to   1.53    490,929   255,910     0.88     0.15  to  0.75   14.74  to   15.20
VALIC COMPANY II MONEY MARKET II FUND, DIVISION 44
--------------------------------------------------
2010................ 145,958 $1.03 to   1.33 $  185,792  $211,555     0.01%    0.15% to  0.75%  -0.74% to   -0.14%
2009................ 177,060  1.03 to   1.33    227,029   255,923     0.41     0.15  to  0.75   -0.40  to    0.20
2008................ 246,302  1.03 to   1.33    316,406   334,421     2.23     0.15  to  0.75    1.47  to    2.08
2007................ 268,779  1.26 to   1.31    338,361   287,347     4.48     0.15  to  0.75    3.85  to    4.27
2006................ 185,594  1.21 to   1.25    225,165   134,616     4.57     0.15  to  0.75    3.81  to    4.22
VALIC COMPANY I NASDAQ-100(R)INDEX FUND, DIVISION 46
----------------------------------------------------
2010................ 187,997 $0.61 to   0.99 $  115,120  $103,478     0.26%    0.40% to  1.00%  18.53% to   19.25%
2009................ 195,757  0.51 to   0.83    101,088    72,999     0.31     0.40  to  1.00   53.89  to   54.81
2008................ 159,845  0.33 to   0.53     53,618    77,846     0.24     0.40  to  1.00  -42.99  to  -42.65
2007................ 168,286  0.59 to   0.60     97,988    84,217     0.08     0.40  to  1.00   17.42  to   17.89
2006................ 160,131  0.50 to   0.51     79,992    81,388     0.08     0.40  to  1.00    5.60  to    6.02
JANUS ADVISER WORLDWIDE FUND, DIVISION 47 (CLOSED)
/(4)/
--------------------------------------------------
2006................      -- $  -- to  $  -- $       --  $ 34,840     0.00%    0.40% to  1.20%   1.34% to    1.69%
VALIC COMPANY II AGGRESSIVE GROWTH LIFESTYLE FUND,
DIVISION 48
--------------------------------------------------
2010................  78,398 $0.95 to   2.05 $  153,507  $124,682     2.55%    0.15%     1.20%  14.24% to   15.74%
2009................  63,007  0.82 to   1.77    107,254    81,839     1.98     0.15  to  1.20   27.30  to   28.98
2008................  53,544  0.64 to   1.38     71,085    84,221     2.28     0.15  to  1.20  -33.93  to  -33.05
2007................  46,108  1.33 to   2.06     90,631    79,120     1.71     0.15  to  1.20    8.20  to    9.41
2006................  35,981  1.23 to   1.89     65,628    51,931       --     0.15  to  1.20   12.35  to   13.60
VALIC COMPANY II MODERATE GROWTH LIFESTYLE FUND,
DIVISION 49
------------------------------------------------
2010................ 113,112 $1.03 to   2.19 $  236,445  $193,044     3.00%    0.15% to  1.20%  13.21% to   14.70%
2009................  89,780  0.90 to   1.91    164,570   127,577     2.66     0.15  to  1.20   24.28  to   25.91
2008................  80,685  0.71 to   1.52    118,105   132,834     2.48     0.15  to  1.20  -27.25  to  -26.29
2007................  68,608  1.37 to   2.07    135,383   116,816     1.47     0.15  to  1.20    7.30  to    8.51
2006................  52,393  1.28 to   1.91     96,392    85,239     1.00     0.15  to  1.20    9.40  to   10.62

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                             AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                     -------------------------------  ------------------------------------------------------
                             UNIT FAIR VALUE   NET     AVERAGE   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                     UNITS     LOWEST TO      ASSETS  NET ASSETS   INCOME      LOWEST TO         LOWEST TO
                     (000S)     HIGHEST       (000S)    (000S)   RATIO (/1)/ HIGHEST /(2)/     HIGHEST /(3)/
                     ------- --------------  -------- ---------- ----------  -------------   -----------------
VALIC COMPANY II CONSERVATIVE GROWTH
LIFESTYLE FUND, DIVISION 50
------------------------------------
2010................  48,658 $1.09 to   2.17 $101,184  $ 80,708     3.33%    0.15%     1.20%  11.83% to   13.30%
2009................  35,263  0.96 to   1.92   65,146    52,683     3.67     0.15  to  1.20   19.14  to   20.71
2008................  32,076  0.80 to   1.60   49,349    54,676     2.62     0.15  to  1.20  -19.51  to  -18.45
2007................  29,176  1.34 to   1.96   55,014    46,929     1.59     0.15  to  1.20    5.55  to    6.74
2006................  22,047  1.27 to   1.84   39,119    35,405       --     0.15  to  1.20    8.05  to    9.25
VANGUARD LIFESTRATEGY GROWTH FUND, DIVISION 52
----------------------------------------------
2010................  93,569 $0.88 to   1.64 $146,353  $130,158     2.08%    0.65%     1.25%  13.63% to   14.32%
2009................  90,265  0.77 to   1.43  124,240   101,794     2.50     0.65  to  1.25   23.44  to   24.18
2008................  85,467  0.62 to   1.16   95,289   119,196     2.44     0.65  to  1.25  -35.21  to  -34.82
2007................  80,439  1.71 to   1.78  134,535   127,115     2.42     0.65  to  1.25    6.11  to    6.54
2006................  67,292  1.62 to   1.67  109,039    92,358     2.30     0.65  to  1.25   14.69  to   15.15
VANGUARD LIFESTRATEGY MODERATE GROWTH FUND, DIVISION
53
----------------------------------------------------
2010................  98,281 $0.95 to   1.69 $158,557  $144,747     2.34%    0.65%     1.25%  11.91% to   12.58%
2009................  95,648  0.85 to   1.50  137,961   115,704     2.80     0.65  to  1.25   18.84  to   19.55
2008................  91,608  0.71 to   1.26  111,169   131,333     3.05     0.65  to  1.25  -27.41  to  -26.97
2007................  89,599  1.66 to   1.73  143,096   138,333     3.03     0.65  to  1.25    6.02  to    6.44
2006................  77,721  1.57 to   1.62  122,075   109,946     2.86     0.65  to  1.25   11.91  to   12.35
VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND,
DIVISION 54
-----------------------------------------------
2010................  39,029 $1.01 to   1.68 $ 62,668  $ 57,067     2.59%    0.65%     1.25%   9.76% to   10.42%
2009................  36,792  0.92 to   1.52   53,838    46,000     3.11     0.65  to  1.25   15.60  to   16.30
2008................  36,297  0.79 to   1.31   45,929    52,588     3.56     0.65  to  1.25  -20.52  to  -20.04
2007................  35,724  1.58 to   1.64   54,504    51,119     3.56     0.65  to  1.25    5.65  to    6.08
2006................  30,392  1.50 to   1.55   45,390    41,738     3.31     0.65  to  1.25    9.25  to    9.69
EVERGREEN SPECIAL VALUES FUND,DIVISION 55 (CLOSED)
/(4)/
--------------------------------------------------
2006................      -- $  -- to  $  -- $     --  $340,766     0.00%    0.40% to  1.00%  10.02% to   10.20%
EVERGREEN FUNDAMENTAL LARGE CAP FUND, DIVISION 56
(CLOSED) /(4)/
-------------------------------------------------
2006................      -- $  -- to  $  -- $     --  $169,115     0.09%    0.40% to  1.00%   2.44% to    2.60%
EVERGREEN EQUITY INCOME FUND, DIVISION 57 (CLOSED)
/(4)/
--------------------------------------------------
2006................      -- $  -- to  $  -- $     --  $ 24,752     0.24%    0.40% to  1.00%   4.35% to    4.52%
VALIC COMPANY II CORE BOND FUND,
DIVISION 58
--------------------------------
2010................ 144,575 $1.21 to   1.81 $246,246  $176,396     3.64%    0.15%     1.20%   8.00% to    9.42%
2009................  87,930  1.11 to   1.66  136,448   112,683     6.14     0.15  to  1.20   14.31  to   15.82
2008................  80,969  0.96 to   1.43  108,756   155,936     5.27     0.15  to  1.20   -6.17  to   -4.93
2007................ 139,732  1.12 to   1.51  203,021   144,955     4.26     0.15  to  1.20    2.36  to    3.51
2006................  61,262  1.09 to   1.46   86,706    61,717     3.87     0.15  to  1.20    3.42  to    4.58
VALIC COMPANY II STRATEGIC BOND
FUND, DIVISION 59
-------------------------------
2010................ 181,559 $1.19 to   2.37 $411,674  $378,971     5.62%    0.15%     1.20%   9.39% to   10.83%
2009................ 167,361  1.07 to   2.14  344,468   283,393     5.80     0.15  to  1.20   24.17  to   25.81
2008................ 159,484  0.85 to   1.71  262,296   308,244     7.78     0.15  to  1.20  -15.44  to  -14.32
2007................ 164,042  1.34 to   2.00  314,387   278,977     4.88     0.15  to  1.20    2.63  to    3.78
2006................ 121,930  1.30 to   1.92  227,069   182,636     4.17     0.15  to  1.20    6.98  to    8.17

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                             AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                     -------------------------------  ------------------------------------------------------
                             UNIT FAIR VALUE   NET     AVERAGE   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                     UNITS     LOWEST TO      ASSETS  NET ASSETS   INCOME      LOWEST TO         LOWEST TO
                     (000S)     HIGHEST       (000S)    (000S)   RATIO (/1)/ HIGHEST /(2)/     HIGHEST /(3)/
                     ------- --------------  -------- ---------- ----------  -------------   -----------------
VALIC COMPANY II HIGH YIELD BOND FUND,
DIVISION 60
--------------------------------------
2010................ 103,235 $1.10 to   2.10 $207,116  $203,757     7.66%    0.15%     0.75%  12.67% to   13.35%
2009................ 108,230  0.97 to   1.86  192,756   154,152    10.37     0.15  to  0.75   42.43  to   43.29
2008................ 107,247  0.68 to   1.30  134,056   181,344     8.84     0.15  to  0.75  -31.81  to  -31.40
2007................ 106,828  1.83 to   1.89  194,418   177,795     5.99     0.15  to  0.75    0.71  to    1.12
2006................  67,764  1.81 to   1.87  122,971    99,728     5.56     0.15  to  0.75   11.49  to   11.94
JANUS FUND, DIVISION 61 (CLOSED) /(4)/
--------------------------------------
2006................      -- $  -- to  $  -- $     --  $ 50,144     0.00%    0.40% to  1.00%   1.31% to    1.48%
AIM LARGE CAP GROWTH FUND, DIVISION 62 (CLOSED) /(4)/
-----------------------------------------------------
2006................      -- $  -- to  $  -- $     --  $ 19,019     0.00%    0.40% to  1.00%  -0.03% to    0.13%
CREDIT SUISSE SMALL CAP GROWTH FUND, DIVISION 63
(CLOSED) /(4)/
------------------------------------------------
2006................      -- $  -- to  $  -- $     --  $ 55,233     0.00%    0.40% to  1.00%   5.25% to    5.42%
MSIF TRUST MID CAP GROWTH PORTFOLIO, DIVISION 64
(CLOSED) /(4)/
------------------------------------------------
2006................       1 $  -- to  $  -- $     --  $126,143     0.00%    0.40% to  1.00%   3.38% to    3.54%
EVERGREEN SPECIAL EQUITY FUND, DIVISION 65 (CLOSED)
/(4)/
---------------------------------------------------
2006................      -- $  -- to  $  -- $     --  $ 45,179     0.00%    0.40% to  1.00%   4.52% to    4.69%
SIT SMALL CAP GROWTH FUND, DIVISION 66 (CLOSED) /(4)/
-----------------------------------------------------
2006................      -- $  -- to  $  -- $     --  $135,970     0.00%    0.40% to  1.00%   6.29% to    6.47%
SIT MID CAP GROWTH FUND, DIVISION 67 (CLOSED) /(4)/
---------------------------------------------------
2006................      -- $  -- to  $  -- $     --  $ 29,303     0.00%    0.40% to  1.00%   0.85% to    1.01%
ARIEL FUND, DIVISION 68
-----------------------
2010................ 204,028 $0.98 to   2.07 $396,452  $346,936     0.01%    0.40%     1.00%  24.72% to   25.47%
2009................ 209,571  0.78 to   1.65  326,053   228,895     0.02     0.40  to  1.00   61.79  to   62.76
2008................ 210,618  0.48 to   1.02  202,490   331,104     0.97     0.40  to  1.00  -48.77  to  -48.46
2007................ 236,938  1.92 to   1.97  450,527   516,328     0.28     0.40  to  1.00   -2.69  to   -2.30
2006................ 263,335  1.97 to   2.02  519,165   542,024       --     0.40  to  1.00    9.25  to    9.69
ARIEL APPRECIATION FUND, DIVISION 69
------------------------------------
2010................ 149,428 $1.06 to   2.01 $284,897  $256,984     0.03%    0.40%     1.00%  18.43% to   19.14%
2009................ 155,818  0.89 to   1.69  250,852   180,169     0.17     0.40  to  1.00   61.33  to   62.31
2008................ 163,108  0.55 to   1.04  162,793   249,409     0.55     0.40  to  1.00  -41.33  to  -40.97
2007................ 188,042  1.72 to   1.77  322,748   373,503     0.46     0.40  to  1.00   -2.38  to   -1.99
2006................ 219,434  1.76 to   1.81  387,982   400,034     0.04     0.40  to  1.00    9.84  to   10.28

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                  AT DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
      -------------------------------------- -------------------------------------------------------
                 UNIT FAIR VALUE     NET     AVERAGE NET INVESTMENT  EXPENSE RATIO      TOTAL RETURN
       UNITS        LOWEST TO       ASSETS     ASSETS      INCOME      LOWEST TO         LOWEST TO
       (000S)        HIGHEST        (000S)     (000S)    RATIO /(1)/ HIGHEST /(2)/     HIGHEST /(3)/
      --------- ----------------- ---------- ----------- ----------  -------------   -----------------
LOU HOLLAND GROWTH FUND, DIVISION 70
------------------------------------
2010     47,876 $0.98     to 1.09 $   50,714 $   45,631     0.00%    0.40%     1.00%  12.84% to   13.52%
2009     48,213  0.87     to 0.96     45,224     33,476       --     0.40  to  1.00   37.69  to   38.51
2008     43,833  0.63     to 0.70     29,858     40,753       --     0.40  to  1.00  -35.48  to  -35.09
2007     46,918  1.04     to 1.07     49,287     50,747     0.03     0.40  to  1.00    8.31  to    8.74
2006     54,091  0.96     to 0.99     52,523     53,040     8.00%    0.40  to  1.00    4.19  to    4.60
DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND, DIVISION 71 (CLOSED) /(4)/
----------------------------------------------------------------------
2006         -- $  -- to $     -- $       -- $   83,491     1.80%    0.40% to  1.00%  -0.98% to   -0.82%
VALIC COMPANY I BLUE CHIP GROWTH FUND, DIVISION 72
--------------------------------------------------
2010    390,794 $0.89     to 1.00 $  377,066 $  408,096     0.04%    0.40% to  1.00%  15.06% to   15.75%
2009    524,641  0.77     to 0.87    440,473    342,959     0.26     0.40  to  1.00   41.70  to   42.55
2008    451,191  0.54     to 0.61    267,117    293,877     0.17     0.40  to  1.00  -43.47  to  -43.13
2007    133,943  1.04     to 1.07    136,613    115,156     0.25     0.40  to  1.00   11.96  to   12.41
2006     95,874  0.93     to 0.95     89,448     70,303     0.23     0.40  to  1.00    8.36  to    8.79
VALIC COMPANY I HEALTH SCIENCES FUND, DIVISION 73
-------------------------------------------------
2010    126,203 $1.05     to 1.53 $  186,279 $  175,419     0.00%    0.40% to  1.00%  14.60% to   15.29%
2009    134,702  0.91     to 1.33    173,403    143,741       --     0.40  to  1.00   30.20  to   30.99
2008    143,853  0.70     to 1.02    142,129    181,521       --     0.40  to  1.00  -30.28  to  -29.86
2007    146,379  1.41     to 1.45    206,206    192,854       --     0.40  to  1.00   16.38  to   16.85
2006    153,030  1.21     to 1.24    185,880    186,065       --     0.40  to  1.00    7.38  to    7.81
VALIC COMPANY I VALUE FUND, DIVISION 74
---------------------------------------
2010     98,833 $0.82     to 1.30 $  124,704 $  137,330     0.64%    0.40% to  1.00%  13.75% to   14.43%
2009    140,943  0.72     to 1.14    156,504    137,329     2.23     0.40  to  1.00   32.09  to   32.88
2008    178,504  0.54     to 0.86    150,143    191,340     1.03     0.40  to  1.00  -42.74  to  -42.39
2007     66,464  1.46     to 1.49     96,744     83,751     0.40     0.40  to  1.00    5.23  to    5.66
2006     56,286  1.39     to 1.41     78,054    147,228     0.95     0.40  to  1.00   15.18  to   15.64
VALIC COMPANY I BROAD CAP VALUE INCOME FUND, DIVISION 75
--------------------------------------------------------
2010     20,311 $0.89     to 1.08 $   24,199 $   21,304     1.83%    0.40% to  1.00%  13.30% to   13.98%
2009     19,603  0.78     to 0.95     20,667     16,746     2.34     0.40  to  1.00   24.07  to   24.82
2008     20,170  0.62     to 0.76     17,061     22,875     2.18     0.40  to  1.00  -35.12  to  -34.73
2007     22,643  1.16     to 1.17     28,810     30,508     1.53     0.40  to  1.00    0.93  to    1.33
2006     22,478  1.15     to 1.16     28,574     17,489     1.56     0.40  to  1.00   15.53  to   15.99
VALIC COMPANY I LARGE CAP CORE FUND, DIVISION 76
------------------------------------------------
2010    101,954 $1.02     to 1.27 $  127,140 $  127,049     1.06%    0.40% to  1.00%  15.58% to   16.28%
2009    101,838  0.88     to 1.09    109,687     93,286     1.47     0.40  to  1.00   36.93  to   37.75
2008    120,552  0.64     to 0.79     94,759     76,422     0.72     0.40  to  1.00  -33.15  to  -32.75
2007     55,647  1.17     to 1.18     65,016     86,523     0.59     0.40  to  1.00    6.96  to    7.39
2006     92,452  1.10     to 1.10    101,149     79,956     1.16     0.40  to  1.00   11.38  to   11.83
VALIC COMPANY I INFLATION PROTECTED FUND, DIVISION 77
-----------------------------------------------------
2010    208,880 $1.15     to 1.22 $  248,185 $  234,203     2.40%    0.40% to  1.00%   8.05% to    8.70%
2009    172,929  1.06     to 1.12    195,635    154,654     1.04     0.40  to  1.00    8.49  to    9.15
2008    143,120  0.97     to 1.03    150,002    133,699     4.83     0.40  to  1.00   -6.27  to   -5.70
2007     12,515  1.08     to 1.09     18,510     16,303     4.06     0.40  to  1.00    6.74  to    7.17
2006     11,130  1.01     to 1.02     16,158     16,374     3.33     0.40  to  1.00   -0.59  to   -0.19
VALIC COMPANY I VALIC GROWTH FUND, DIVISION 78
----------------------------------------------
2010    705,473 $0.95     to 1.08 $  747,679 $  685,482     0.67%    0.40% to  1.45%  16.53% to   17.77%
2009    764,385  0.80     to 0.92    691,637    568,285     0.95     0.40  to  1.45   34.55  to   35.98
2008    826,768  0.59     to 0.68    553,158    817,995     2.00%    0.40  to  1.45  -40.51  to  -39.88
2007    929,273  1.11     to 1.13  1,026,352  1,016,333       --     0.40  to  1.45   19.27  to   20.31
2006  1,133,942  0.93     to 0.94  1,057,786    662,673     2.00%    0.40  to  1.45   -4.76  to   -3.94

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                        AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
                ----------------------------------------------  ------------------------------------------------------
                            UNIT FAIR VALUE           NET        AVERAGE   INVESTMENT EXPENSE RATIO      TOTAL RETURN
                 UNITS        LOWEST TO              ASSETS     NET ASSETS   INCOME     LOWEST TO         LOWEST TO
                (000S)         HIGHEST               (000S)       (000S)   RATIO (1)   HIGHEST (2)       HIGHEST (3)
                 --------   ----------------------   --------   ---------- ---------- -------------   -----------------
VALIC COMPANY I LARGE CAPITAL GROWTH FUND, DIVISION 79
------------------------------------------------------
2010........... 341,447     $0.89    to     1.17    $391,506     $362,773     0.42%   0.40% to  1.45%  13.82% to   15.03%
2009........... 371,886      0.77    to     1.02     372,794      310,848     0.86    0.40  to  1.45   29.26  to   30.64
2008........... 402,218      0.59    to     0.78     310,364      445,695     0.24    0.40  to  1.45  -39.43  to  -38.78
2007........... 453,068      1.25    to     1.28     563,543      572,421     0.21    0.40  to  1.45   13.42  to   14.41
2006........... 524,432      1.10    to     1.12     581,819      352,220     0.38    0.40  to  1.45    5.69  to    6.60
SUNAMERICA 2010 HIGH WATERMARK FUND, DIVISION 80 (CLOSED) /(5)/
--------------------------------------------------------------
2008...........      --        --    to       --          --       13,452       --    0.40% to  1.00%   1.59% to    1.71%
2007...........  24,209      1.11    to     1.12      26,904       27,270     3.21    0.40  to  1.00    4.56  to    4.98
2006...........  25,877      1.06    to     1.07      27,502       26,647     3.31    0.40  to  1.00    5.54  to    5.96
SUNAMERICA 2015 HIGH WATERMARK FUND, DIVISION 81
------------------------------------------------
2010...........  21,371     $0.97    to     1.17    $ 24,363     $ 26,186     2.10%   0.65% to  1.25%   5.27% to    5.90%
2009...........  25,578      0.91    to     1.11      27,849       27,673     1.91    0.65  to  1.25   -1.64  to   -1.05
2008...........  26,300      0.92    to     1.12      29,108       27,723     2.01    0.65  to  1.25   -5.96  to   -5.39
2007...........  23,039      1.18    to     1.19      27,109       26,814     3.37    0.65  to  1.25    4.51  to    4.93
2006...........  22,809      1.13    to     1.13      25,642       22,933     3.46    0.65  to  1.25    9.17  to    9.61
SUNAMERICA 2020 HIGH WATERMARK FUND, DIVISION 82
------------------------------------------------
2010...........  15,226     $0.81    to     1.01    $ 14,991     $ 13,842     2.69%   0.65% to  1.25%   7.50% to    8.14%
2009...........  13,153      0.75    to     0.93      12,042       11,690     2.24    0.65  to  1.25   -7.32  to   -6.76
2008...........  12,028      0.81    to     1.00      11,879       12,395     2.22    0.65  to  1.25  -17.31  to  -16.80
2007...........  10,834      1.19    to     1.21      12,934       11,890     3.84    0.65  to  1.25    4.46  to    4.88
2006...........   9,426      1.14    to     1.15      10,772        9,246     3.64    0.65  to  1.25    9.47  to    9.91
VALIC COMPANY I MID CAP STRATEGIC GROWTH FUND, DIVISION 83
----------------------------------------------------------
2010........... 208,331     $0.91    to     1.46    $296,518     $259,638     0.06%   0.40% to  1.45%  24.35% to   25.67%
2009........... 221,863      0.73    to     1.16     252,605      199,361     0.64    0.40  to  1.45   44.94  to   46.49
2008........... 231,620      0.50    to     0.80     181,182      295,424       --    0.40  to  1.45  -48.83  to  -48.29
2007........... 257,885      1.50    to     1.54     389,160      335,778       --    0.40  to  1.45   27.83  to   28.94
2006........... 259,327      1.18    to     1.20     307,168      199,628     0.07    0.40  to  1.45    4.56  to    5.46
VALIC COMPANY I SMALL CAP SPECIAL VALUES FUND, DIVISION 84
----------------------------------------------------------
2010........... 197,528     $0.93    to     1.05    $204,726     $187,800     0.65%   0.40% to  1.00%  20.39% to   21.11%
2009........... 213,947      0.77    to     0.87     184,086      149,260     1.98    0.40  to  1.00   30.19  to   30.97
2008........... 229,331      0.59    to     0.67     151,515      219,815     1.09    0.40  to  1.00  -36.15  to  -35.76
2007........... 272,853      1.03    to     1.04     279,734      350,729     0.66    0.40  to  1.00  -10.95  to  -10.59
2006........... 325,757      1.16    to     1.16     376,054      222,427     0.93    0.40  to  1.00   17.96  to   18.43
VALIC COMPANY I SMALL MID GROWTH FUND, DIVISION 85
--------------------------------------------------
2010........... 106,947     $0.96    to     1.08    $113,096     $ 98,531     0.00%   0.40% to  1.00%  24.97% to   25.73%
2009........... 112,722      0.76    to     0.86      95,333       76,536     0.25    0.40  to  1.00   39.45  to   40.29
2008........... 115,211      0.54    to     0.61      69,837      101,001     0.08    0.40  to  1.00  -40.30  to  -39.93
2007........... 128,891      1.01    to     1.02     128,428      151,573       --    0.40  to  1.00   -3.79  to   -3.40
2006........... 159,122      1.05    to     1.06     166,683      106,306       --    0.40  to  1.00    5.87  to    6.29
VALIC COMPANY I SMALL CAP AGGRESSIVE GROWTH FUND, DIVISION 86
-------------------------------------------------------------
2010...........  68,838     $1.06    to     1.33    $ 89,729     $ 84,552     0.00%   0.40% to  1.00%  26.54% to   27.30%
2009...........  67,301      0.83    to     1.04      69,293       48,669     0.01    0.40  to  1.00   51.58  to   52.49
2008...........  55,785      0.55    to     0.69      37,879       54,383       --    0.40  to  1.00  -41.16  to  -40.80
2007...........  61,000      1.15    to     1.16      69,884       56,667       --    0.40  to  1.00   13.29  to   13.74
2006...........  48,733      1.02    to     1.02      49,519       32,409       --    0.40  to  1.00    3.76  to    4.17
VALIC COMPANY I GLOBAL EQUITY FUND, DIVISION 87
-----------------------------------------------
2010........... 263,737     $0.70    to     1.01    $254,860     $238,413     1.76%   0.40% to  1.45%   9.61% to   10.77%
2009........... 282,505      0.64    to     0.91     248,410      205,613     0.38    0.40  to  1.45   27.72  to   29.08
2008........... 303,049      0.49    to     0.71     208,026      328,038     1.18    0.40  to  1.45  -46.87  to  -46.30
2007........... 337,867      1.30    to     1.32     434,029      451,456     1.72    0.40  to  1.45    7.48  to    8.42
2006........... 354,730      1.21    to     1.22     430,266      248,458     2.17    0.40  to  1.45   20.86  to   21.90

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
       --------------------------------------  --------------------------------------------------------
                UNIT FAIR VALUE       NET       AVERAGE     INVESTMENT  EXPENSE RATIO     TOTAL RETURN
       UNITS      LOWEST TO          ASSETS    NET ASSETS     INCOME    LOWEST TO          LOWEST TO
       (000S)      HIGHEST           (000S)      (000S)    RATIO /(1)/  HIGHEST /(2)/     HIGHEST/(3)/
       -------  -----------------  ----------  ----------  -----------  ------------   -----------------
VALIC COMPANY I GLOBAL STRATEGY FUND, DIVISION 88
2010.. 361,200  $ 1.04  to   1.44  $  510,781  $  425,350   3.54% 0.40% to     1.00%    10.57% to   11.23%
2009.. 320,247    0.94  to   1.30     409,351     349,195  10.60  0.40  to     1.00     22.79  to   23.53
2008.. 354,647    0.76  to   1.05     369,050     447,117   5.76  0.40  to     1.00    -21.58  to  -21.11
2007.. 383,458    1.32  to   1.34     506,215     487,999   1.46  0.40  to     1.00      8.98  to    9.42
2006.. 364,752    1.21  to   1.22     442,018     252,385   2.36  0.40  to     1.00     19.92  to   20.40
VALIC COMPANY I FOREIGN VALUE FUND, DIVISION 89
2010.. 848,633  $ 0.83  to   1.17  $  975,265  $  848,704   1.82% 0.40% to     1.00%     6.51% to    7.15%
2009.. 751,757    0.77  to   1.09     810,513     642,165   2.97  0.40  to     1.00     45.89  to   46.77
2008.. 765,921    0.53  to   0.75     565,647     820,333   3.43  0.40  to     1.00    -45.10  to  -44.77
2007.. 844,141    1.34  to   1.36   1,120,870   1,014,476   0.90  0.40  to     1.00     10.05  to   10.50
2006.. 692,139    1.22  to   1.23     841,622     442,935   1.98  0.40  to     1.00     20.97  to   21.46
VALIC COMPANY I GLOBAL REAL ESTATE FUND, DIVISION 101/(6)/
2010.. 254,996  $ 0.98  to   1.00  $  250,623  $  265,805   5.68% 0.40% to     1.00%    17.05% to   17.75%
2009.. 312,027    0.84  to   0.85     270,476     208,280  13.12  0.40  to     1.00     30.58  to   31.36
2008.. 294,039    0.64  to   0.65     195,460      51,139   5.32  0.40  to     1.00    -35.75  to  -35.43

/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.
/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimbursements, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
/(3)/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
/(4)/ Funds were closed as of May 19, 2006.
/(5)/ Fund commenced operations on February 18, 2005 and closed April 21, 2008. /(6)/ Fund commenced operations on March 7,2008.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. OTHER MATTERS

On March 8, 2010, American International Group announced a definitive agreement for the sale of American Life Insurance Company ("ALICO"), one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. ("MetLife") for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The ALICO sale closed on November 1, 2010. The fair value of the consideration at closing was approximately $16.2 billion.

American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG.

On September 30, 2010, American International Group entered into an agreement-in-principle with the U.S. Department of the Treasury (the "Department of the Treasury"), the Federal Reserve Bank of New York (the "New York Fed"), and the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), for a series of integrated transactions to recapitalize American International Group (the
"Recapitalization"). American International Group completed the
Recapitalization on January 14, 2011.

On October 29, 2010, American International Group completed an initial public offering of 8.08 billion ordinary shares of AIA Group Limited for aggregate gross proceeds of approximately $20.51 billion. Upon completion of the initial public offering, American International Group owned approximately 33 percent of AIA Group Limited's outstanding shares.

Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described in these footnotes is qualified by regulatory filings American International Group files from time to time with the SEC.

9. SUBSEQUENT EVENTS

On January 14, 2011, American International Group completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, American International Group repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under American International Group's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of American International Group common stock and were subsequently transferred by the Trust to the Department of the Treasury;
(ii) the shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of American International Group common stock; and (iii) the shares of American International Group's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles,
(b) 20,000 shares of American International Group's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of American International Group common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued American International Group common stock, representing ownership of approximately 92 percent of the outstanding American International Group common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of American International Group common stock on the open market.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

On March 10, 2011, American International Group submitted a binding bid to the New York Fed to purchase all of the residential mortgage backed securities ("RMBS") owned by Maiden Lane II LLC for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other American International Group companies) would be a purchaser of certain of these RMBS./1/ On March 30, 2011, the New York Fed announced that it was declining American International Group's offer to purchase all of the RMBS held in the Maiden Lane II portfolio and instead would sell these securities through a competitive process.

On March 30, 2011, American International Group and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that American International Group would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements:

     (i) Audited Financial Statements - The Variable Annuity Life Insurance Company

           Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
           Consolidated Statements of Income (Loss)
           Consolidated Statements of Comprehensive Income (Loss)
           Consolidated Statements of Shareholder's Equity
           Consolidated Statements of Cash Flows
           Notes to the Consolidated Financial Statements

     (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A

           Report of Independent Registered Public Accounting Firm Statement of Assets and Liabilities
           Statement of Operations
           Schedule of Portfolio Investments
           Statements of Changes in Net Assets
           Notes to the Financial Statements

(b)   Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)
1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (2)
2.         Not Applicable.
3. Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (3)
4(a).      Specimen Annuity Contract (10)
4(b).      Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement.
           (11)
4(c)       Amendatory Endorsement (12)
5.         Specimen Application     (10)
6(a). Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989. (1)
6(b). Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990 (1)
6(c). Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006. (4)
7.         Not Applicable.
8(a). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc. (5)
           (2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998. (6)
8(b)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000. (7)
8(b)(ii).  Form of Administrative Services Agreement between The Variable
           Annuity Life Insurance Company and Ariel Distributors, Inc. (7)
8(c)(i). Form of Participation Agreement among The Variable Annuity Life Insurance Company, Forum Funds and Holland Capital Management LLC dated as of January 28, 2010. (8)

8(c)(ii).  Form of Administrative Services Agreement between The Variable
           Annuity Life Insurance Company and Holland Capital Management, L.P. dated November 1, 2000. (7)
8(c)(iii). Form of Participation Agreement among, Invesco Distributors, Inc.
           and The Variable Annuity Life Insurance Company dated as of
           November 1, 2011. (Filed herewith)
8(c)(iv).  Form of Administrative Services Agreement between Invesco
           Distributors, Inc., Invesco Investment Services, Inc., The Variable Annuity Life Insurance Company and American General Distributors, Inc. dated as of November 1, 2011. (Filed herewith)
8(d)       Capital Maintenance Agreement. (12)
9.         Opinion of Counsel and Consent of Depositor (10)
10. Consent of Independent Registered Public Accounting Firm. (Filed herewith)
11.        Not Applicable.
12.        Not Applicable.
13.        Not Applicable.
14.        Powers of Attorney - The Variable Annuity Life Insurance Company (9)
           and (10)
15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)

/(1)/ Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

/(2)/ Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.

/(3)/ Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

/(4)/    Incorporated by reference to Initial Form N-4 (File No.
         333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession No. 0001193125-06-206012.

/(5)/ Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.

/(6)/ Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.

/(7)/ Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.

/(8)/ Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2010, Accession No. 0001193125-10-101439.

/(9)/ Incorporated by reference to Initial Form N-4 Registration Statement (File No. 333-170476/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 8, 2010, Accession No. 0000354912-10-000019.

/(10)/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-170476/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 28, 2010, Accession No. 0001193125-10-288664.

/(11)/ Incorporated by reference to Post Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-170476/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 17, 2011, Accession No. 0001193125-11-039103.

/(12)/ Incorporated by reference to Post Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-170476/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 2011, Accession No. 0001193125-11-118940.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES                        POSITIONS AND OFFICES HELD WITH DEPOSITOR
---------------------------  ---------------------------------------------------
Bruce R. Abrams              Director, President and Chief Executive Officer
Michael J. Akers             Director & Executive Vice President
Stephen L. Blake             Director
Jim Coppedge                 Director, Senior Vice President, General Counsel &
                             Secretary
N. Scott Gillis (1)          Director, Senior Vice President & Principal
                             Financial Officer
Roger E. Hahn                Director & Investment Officer
Sharla Jackson (2)           Director, Executive Vice President - Operations
Dean Miller (3)              Director
Shawn Duffy                  Executive Vice President
Greg Garvin                  Executive Vice President
Glenn Harris                 Executive Vice President
Steven D. Anderson           Executive Vice President & CAO
Leslie K. Bates              Senior Vice President
Kurt W. Bernlohr             Senior Vice President
Robert M. Beuerlein          Senior Vice President & Appointed Actuary
Craig S. Cheyne              Senior Vice President
Evelyn Curran                Senior Vice President
David H. den Boer            Senior Vice President & Chief Compliance Officer
Don Harris                   Senior Vice President - National Education Markets
David S.  Jorgensen          Senior Vice President and Controller
Laurel Ludden                Senior Vice President
Joseph P. McKernan           Senior Vice President - Information Technology
Thomas G. Norwood            Senior Vice President - Broker/Dealer Operations
Brenda Simmons               Senior Vice President
Stephen J. Stone             Senior Vice President
Clark Anderson (4)           Vice President
Bob Architect                Vice President
Doris Artis (2)              Vice President
Richard L. Bailey            Vice President -Group Actuarial
David E. Ballard (5)         Vice President
William B. Bartelloni        Vice President
Mary C. Birmingham           Vice President
Richard A. Combs             Vice President -Actuarial
Susan Cornwell (6)           Vice President - Relationship Management
Antoine M.  Cotton (7)       Vice President - Relationship Management
Neil J. Davidson             Vice President -Actuarial
Jacqueline Fabitore (8)      Vice President - Relationship Management

Robin Farris                 Vice President
Paul A. Fields (9)           Vice President - Relationship Management
Darlene Flagg                Vice President - Case Development
William J. Flanagan (10)     Vice President
Mark D. Foster               Vice President - VFA Compensation
James B. Gauld (9)           Vice President - Relationship Management
Donald M. Goldstein (11)     Vice President - Relationship Management
Carolyn Gutierrez            Vice President
Deltra Hayes                 Vice President - Relationship Management
David W. Hilbig              Vice President
Eric B. Holmes               Vice President
Michael R. Hood              Vice President
Bradley K. Hope (12)         Vice President - Relationship Management
Jeffrey M. Hughes            Vice President
Joanne M. Jarvis             Vice President - Sales Planning & Reporting
Glen D. Keller               Vice President
Joan M. Keller               Vice President - Group Implementation
Ted G. Kennedy               Vice President - Government Relations
John M. Kevin, III           Vice President
Calvin King                  Vice President - Client Care
Donald A. Koller (13)        Vice President - Relationship Management
Frank A. Kophamel            Vice President
Freda Lee                    Vice President - Account Management
Russell Lessard              Vice President and Chief AML Officer
John D. Lindeman (14)        Vice President - Relationship Management
John Malcolm                 Vice President
Mark Matthes                 Vice President and Assistant Secretary
Lou McNeal                   Vice President & Treasurer
Gary L. Mellard (15)         Vice President - Relationship Management
Gregory A. Miller (16)       Vice President - Relationship Management
Katherine (Kathy) Morin      Vice President
Edward Muscavage (17)        Vice President - Relationship Management
Rembert R. Owen, Jr.         Vice President & Assistant Secretary
John N. Packs                Vice President & Investment Officer
Gary Petrytus (15)           Vice President - Relationship Management
William J. Rapp              Vice President - Consulting Services
Jennifer Sailors             Vice President
Ron Sanchies (19)            Vice President - Relationship Management
Phillip W. Schraub           Vice President
Cynthia S. Seeman            Vice President - Consultant Relations
Cindy Short                  Vice President
James J. Simone (20)         Vice President - Relationship Management
Kathryn T. Smith             Vice President
Randall E. Stevens           Vice President
Katherine Stoner             Vice President
Nehal Thaker (21)            Vice President - Relationship Management
Svend Tranberg (14)          Vice President - Relationship Management
Richard Turner               Vice President - Retirement Services Tax
Krien VerBerkmoes            Vice President - Sales Compliance
Thomas M. Ward               Vice President
Troy W. Zuckero              Vice President
Arthur A. Welsh (16)         Vice President - Relationship Management
Thomas H. McMeekin (22)      Chief Investment Officer
Locklan O. McNew             Investment Officer
W. Larry Mask                Real Estate Investment Officer & Assistant
                             Secretary
Daniel R. Cricks             Tax Officer

Tracey E. Harris             Assistant Secretary
Debra L. Herzog              Assistant Secretary
Paula G. Payne               Assistant Secretary
Connie E. Pritchett (2)      Assistant Secretary
Linda L. Pinney              Assistant Treasurer
Robert C. Bauman             Assistant Vice President
Tom Goodwin                  Assistant Vice President - Consultant Relations
Paul Hoepfl                  Assistant Vice President
Joyce Bilski                 Administrative Officer
Kara R. Boling               Administrative Officer
Brenda Bradley               Administrative Officer
Sandra K. Breyman            Administrative Officer
Fred Caldwell                Administrative Officer
Mary Linda Crager            Administrative Officer
Ginger Evans                 Administrative Officer
Debbie G. Fewell (2)         Administrative Officer
Wendy Green (2)              Administrative Officer
John Griggs                  Administrative Officer
David Malleck (2)            Administrative Officer
Joella McPherson             Administrative Officer
Steven Mueller               Administrative Officer
Carolyn Roller (2)           Administrative Officer
Gayle Rollins                Administrative Officer
Brian Silver                 Administrative Officer
Diana Smirl (2)              Administrative Officer

(1)   21650 Oxnard Ave., Woodland Hills, California 91367
(2)   205 E. 10th Avenue, Amarillo, Texas 79101
(3)   One New York Plaza, New York, New York 10004
(4)   630 W. Carmel Drive, Carmel, IN 46032
(5)   1 SunAmerica Center, Los Angeles, California 90067-6022
(6)   333 South Anita Drive, Orange, CA 92868
(7)   2825 Eastlake Avenue, East, Seattle, WA 98102
(8)   3100 Tower Blvd., Durham, NC 27707
(9)   3535 Grandview Parkway, Birmingham, AL 35243
(10)  8425 Pulsar Place, Columbus, OH 43240
(11)  29 British American Blvd., Latham, NY 12110
(12)  100 Ashford Center, Atlanta, GA 30338
(13)  Two Summit Park Dr., Suite 500, Independence, OH 44131
(14)  8500 Normandale Lake Blvd., Bloomington, MN 55437
(15)  11201 North Tatum Blvd., Phoenix, AZ 85028
(16)  4300 W. Cypress, Tampa, FL 33607
(17)  16650 Greenbriar Plaza Dr., Houston, TX 77060
(18)  19609 Wied Rd., Spring, TX 77388
(19)  1000 Winter Street, Waltham, MA 02451
(20)  280 South Mangum Street, Durham, NC 27701
(21)  1304 Concourse Dr., Linthicum, MD 21090
(22)  180 Maiden Lane, New York, NY 10038

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0001047469-11-001283, filed February 28, 2011, and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of August 31, 2011, there were 249 qualified contracts and no non-qualified contracts.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

NAME AND PRINCIPAL               POSITION AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                 AMERICAN GENERAL DISTRIBUTORS, INC.
Kurt W. Bernlohr                 Director, Chief Executive Officer and President
Thomas G. Norwood                Director and Executive Vice President
David H. den Boer                Director,   Senior Vice President and Assistant
                                 Secretary
Jim Coppedge                     Secretary
Katherine Stoner                 Vice President
Thomas M. Ward                   Vice President
Krien VerBerkmoes                Chief Compliance Officer
John Reiner                      Chief Financial Officer and Treasurer
Paul Hoepfl                      Assistant Treasurer
Louis V. McNeal                  Assistant Treasurer
Robert C. Bauman                 Assistant Vice President
Daniel R. Cricks                 Tax Officer
Debra L. Herzog                  Assistant Secretary
Paula G. Payne                   Assistant Secretary

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

         The Variable Annuity Life Insurance Company
         Attn: Operations Administration

         2929 Allen Parkway
         Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

        1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

        2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

        3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

        (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

        (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

        (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

        (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his Account Value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

        (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

        (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

        (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

        (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

        (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

        (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

        (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

        (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her Account Values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                   SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 1st day of November, 2011.

                                      THE VARIABLE ANNUITY LIFE INSURANCE
                                      COMPANY SEPARATE ACCOUNT A
                                      (Registrant)

                                  BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                      COMPANY
                                      (On behalf of the Registrant and itself)




                                  BY: /s/ JIM COPPEDGE
                                      ----------------------------------------
                                      Jim Coppedge
                                      Senior Vice President,  General
                                      Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                             Date
---------------------------  --------------------------------  -----------------

BRUCE R. ABRAMS *            Director and Chief                November 1, 2011
---------------------------  Executive Officer
Bruce R. Abrams

MICHAEL J. AKERS *           Director                          November 1, 2011
---------------------------
Michael J. Akers

STEPHEN L. BLAKE *           Director                          November 1, 2011
---------------------------
Stephen L. Blake

/s/ JIM COPPEDGE             Director                          November 1, 2011
---------------------------
Jim Coppedge

N. SCOTT GILLIS *            Director and Principal            November 1, 2011
---------------------------  Financial Officer
N. Scott Gillis

ROGER E. HAHN*               Director and Investment Officer   November 1, 2011
---------------------------
Roger E. Hahn

SHARLA A. JACKSON *          Director                          November 1, 2011
---------------------------
Sharla A. Jackson

DEAN E. MILLER *             Director                          November 1, 2011
---------------------------
Dean E. Miller

/s/ DAVID S. JORGENSEN       Senior Vice President             November 1, 2011
---------------------------  and Controller
David S. Jorgensen           (Principal Accounting Officer)

* /s/ JIM COPPEDGE           Attorney-In-Fact                  November 1, 2011
---------------------------
Jim Coppedge

                                Index of Exhibits

Exhibit No.

8(c)(iii)   Form of Participation Agreement among Invesco Dsitributors, Inc. and
            The Variable Annuity Life Insurance Company dated as of November 1,
            2011.

8(c)(iv) Form of Administrative Services Agreement between Invesco Distributors, Inc., Invesco Investment Services, Inc., The Variable Annuity Life Insurance Company and American General Distributors, Inc. dated as of November 1, 2011. (Filed herewith)

10          Consent of Independent Registered Public Accounting Firm